              As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 333-79327
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                       POST EFFECTIVE AMENDMENT NO. 6 [X]



                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                          NATIONWIDE VARIABLE ACCOUNT-9
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)


================================================================================

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, the Statement of Additional Information, the Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing to paragraph (b) of Rule 485


[X] on January 25, 2002 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                             CAPTION
PART A   INFORMATION REQUIRED IN A PROSPECTUS
Item 1.  Cover Page...............................................................Cover Page
Item 2.  Definitions...............................................Glossary of Special Terms
Item 3.  Synopsis or Highlights....................................Synopsis of the Contracts
Item 4.  Condensed Financial Information.....................Condensed Financial Information
Item 5.  General Description of Registrant, Depositor, and Portfolio
             Companies .........Nationwide Life Insurance Company; Investing in the Contract
Item 6.  Deductions and Expenses.............................Standard Charges and Deductions
Item 7.  General Description of Variable
         Annuity Contracts.....................Contract Ownership; Operation of the Contract
Item 8.  Annuity Period.............................................Annuitizing the Contract
Item 9.  Death Benefit and Distributions......................................Death Benefits
Item 10. Purchases and Contract Value..............................Operation of the Contract
Item 11. Redemptions..................................................Surrender (Redemption)
Item 12. Taxes ...................................................Federal Tax Considerations
Item 13. Legal Proceedings.................................................Legal Proceedings
Item 14. Table of Contents of the Statement of Additional
             Information........Table of Contents of the Statement of Additional Information

PART B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15. Cover Page...............................................................Cover Page
Item 16. Table of Contents.................................................Table of Contents
Item 17. General Information and History.....................General Information and History
Item 18. Services...................................................................Services
Item 19. Purchase of Securities Being Offered...........Purchase of Securities Being Offered
Item 20. Underwriters...........................................................Underwriters
Item 21. Calculation of Performance Information..................Calculations of Performance
Item 22. Annuity Payments...................................................Annuity Payments
Item 23. Financial Statements...........................................Financial Statements

PART C   OTHER INFORMATION
Item 24. Financial Statements and Exhibits...........................................Item 24
Item 25. Directors and Officers of the Depositor.....................................Item 25
Item 26. Persons Controlled by or Under Common Control with
             the Depositor or Registrant.............................................Item 26
Item 27. Number of Contract Owners...................................................Item 27
Item 28. Indemnification.............................................................Item 28
Item 29. Principal Underwriter.......................................................Item 29
Item 30. Location of Accounts and Records............................................Item 30
Item 31. Management Services.........................................................Item 31
Item 32. Undertakings................................................................Item 32

                   SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

    INDIVIDUAL SINGLE PREMIUM IMMEDIATE FIXED AND VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. ALL REFERENCES IN THE PROSPECTUS TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2.  EFFECTIVE DECEMBER 12, 2001, THE FOLLOWING INVESTMENT OPTION CHANGED ITS
    NAME:



    OLD INVESTMENT OPTION NAME                           NEW INVESTMENT OPTION NAME
    --------------------------                           --------------------------
    Credit Suisse Warburg Pincus Trust -- Value          Credit Suisse Trust -- Large Cap Value Portfolio
    Portfolio



3.  EFFECTIVE JANUARY 25, 2002, THE FOLLOWING INVESTMENT OPTIONS CHANGED ITS
    NAMES:




    OLD INVESTMENT OPTION NAME                           NEW INVESTMENT OPTION NAME
    --------------------------                           --------------------------
    Nationwide Separate Account Trust ("NSAT") --        Gartmore Variable Insurance Trust ("GVIT") --
    Capital Appreciation Fund                            Gartmore GVIT Growth Fund: Class I

    NSAT -- Dreyfus NSAT Mid Cap Index Fund              GVIT -- Dreyfus GVIT Mid Cap Index Fund: Class I

    NSAT -- Federated NSAT Equity Income Fund            GVIT -- Federated GVIT Equity Income Fund: Class I

    NSAT -- Federated NSAT High Income Bond Fund         GVIT -- Federated GVIT High Income Bond Fund: Class I

    NSAT -- Gartmore NSAT Emerging Markets Fund          GVIT -- Gartmore GVIT Emerging Markets Fund:

    NSAT -- Gartmore NSAT Global Technology and          GVIT -- Gartmore GVIT Global Technology and
    Communications Fund                                  Communications Fund: Class I

    NSAT -- Gartmore NSAT International Growth Fund      GVIT -- Gartmore GVIT International Growth Fund: Class I

    NSAT -- Government Bond Fund                         GVIT -- Gartmore GVIT Government Bond Fund:
                                                         Class I

    NSAT -- J.P. Morgan NSAT Balanced Fund               GVIT -- J.P. Morgan GVIT Balanced Fund: Class I

    NSAT -- MAS NSAT Multi Sector Bond Fund              GVIT -- MAS GVIT Multi Sector Bond Fund: Class I

    NSAT -- Money Market Fund                            GVIT -- Gartmore GVIT Money Market Fund: Class I

    NSAT -- Nationwide Global 50 Fund                    GVIT -- Gartmore GVIT Worldwide Leaders Fund:
                                                         Class I

    NSAT -- Nationwide Small Cap Growth Fund             GVIT -- GVIT Small Cap Growth Fund: Class I

    NSAT -- Nationwide Small Cap Value Fund              GVIT -- GVIT Small Cap Value Fund: Class I

    NSAT -- Nationwide Small Company Fund                GVIT -- GVIT Small Company Fund: Class I

    NSAT -- Nationwide Strategic Value Fund              GVIT -- Nationwide GVIT Strategic Value Fund:
                                                         Class I

    NSAT -- Strong NSAT Mid Cap Growth Fund              GVIT -- Strong GVIT Mid Cap Growth Fund: Class I

    NSAT -- Total Return Fund                            GVIT -- Gartmore GVIT Total Return Fund: Class I

    NSAT -- Turner NSAT Growth Focus Fund                GVIT -- Turner GVIT Growth Focus Fund: Class I

4.  THE FOLLOWING INVESTMENT OPTIONS ARE NOW AVAILABLE UNDER THE CONTRACT:

    GARTMORE VARIABLE INSURANCE TRUST
    -   Gartmore GVIT Investor Destinations Aggressive Fund
    -   Gartmore GVIT Investor Destinations Conservative Fund
    -   Gartmore GVIT Investor Destinations Moderate Fund
    -   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
    -   Gartmore GVIT Investor Destinations Moderately Conservative Fund

5. THE FOLLOWING INVESTMENT OPTIONS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002:

    GARTMORE VARIABLE INSURANCE TRUST
    -   Turner GVIT Growth Focus Fund: Class I

    DREYFUS INVESTMENT PORTFOLIOS
    -   European Equity Portfolio: Initial Shares

6.  THE "INVESTMENT OPTION ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                        INVESTMENT OPTION ANNUAL EXPENSES
                (as a percentage of investment option net assets,
                       after reimbursements and waivers)



                                                       Management    Other     12b-1     Total Investment
                                                          Fees     Expenses     Fees     Option Expenses
                                                       ----------  --------    -----     ----------------
    GVIT Dreyfus GVIT Mid Cap Index Fund: Class I          0.50%     0.40%      0.00%       0.90%
    (formerly, NSAT Dreyfus NSAT Mid Cap Index Fund)

    GVIT Federated GVIT Equity Income Fund: Class I        0.80%     0.31%      0.00%       1.11%
    (formerly, NSAT Federated NSAT Equity Income Fund)

    GVIT Federated GVIT High Income Bond Fund: Class       0.80%     0.32%      0.00%       1.12%
    I (formerly, NSAT Federated NSAT High Income Bond
    Fund)

    GVIT Gartmore GVIT Government Bond Fund: Class I       0.50%     0.23%      0.00%       0.73%
    (formerly, NSAT Government Bond Fund)

    GVIT Gartmore GVIT Growth Fund: Class I                0.60%     0.23%      0.00%       0.83%
    (formerly, NSAT Capital Appreciation Fund)

    GVIT Gartmore GVIT Investor Destinations               0.13%     0.23%      0.25%       0.61%
    Aggressive Fund

    GVIT Gartmore GVIT Investor Destinations               0.13%     0.23%      0.25%       0.61%
    Conservative Fund

    GVIT Gartmore GVIT Investor Destinations Moderate      0.13%     0.23%      0.25%       0.61%
    Fund

    GVIT Gartmore GVIT Investor Destinations               0.13%     0.23%      0.25%       0.61%
    Moderately Aggressive Fund

    GVIT Gartmore GVIT Investor Destinations               0.13%     0.23%      0.25%       0.61%
    Moderately Conservative Fund

    GVIT Gartmore GVIT Money Market Fund: Class I          0.39%     0.22%      0.00%       0.61%
    (formerly, NSAT Money Market Fund)

    GVIT Gartmore GVIT Total Return Fund: Class I          0.58%     0.23%      0.00%       0.81%
    (formerly, NSAT Total Return Fund)

    GVIT Gartmore GVIT Worldwide Leaders Fund: Class       1.00%     0.42%      0.00%       1.42%
    I (formerly, NSAT Nationwide Global 50 Fund)

                                                       Management    Other     12b-1     Total Investment
                                                          Fees     Expenses     Fees     Option Expenses
                                                       ----------  --------    -----     ----------------
    GVIT GVIT Small Cap Growth Fund Class I                1.10%     0.50%      0.00%       1.60%
    (formerly, NSAT Nationwide Small Cap Growth Fund)

    GVIT GVIT Small Cap Value Fund: Class I                0.90%     0.30%      0.00%       1.20%
    (formerly, NSAT Nationwide Small Cap Value Fund)

    GVIT GVIT Small Company Fund: Class I (formerly,       0.93%     0.26%      0.00%       1.19%
    NSAT Nationwide Small Company Fund)

    GVIT J.P. Morgan GVIT Balanced Fund: Class I           0.75%     0.32%      0.00%       1.07%
    (formerly, NSAT J.P. Morgan NSAT Balanced Fund)

    GVIT MAS GVIT Multi Sector Bond Fund: Class I          0.75%     0.34%      0.00%       1.09%
    (formerly, NSAT MAS NSAT Multi Sector Bond Fund)

    GVIT Strong GVIT Mid Cap Growth Fund: Class I          0.90%     0.27%      0.00%       1.17%
    (formerly, NSAT Strong NSAT Mid Cap Growth Fund)



    The expenses shown above are deducted by the investment option before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each investment option. Information relating to the investment options was provided by the investment options and not independently verified by Nationwide.

    Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                        INVESTMENT OPTION ANNUAL EXPENSES
                (as a percentage of investment option net assets,
                       before reimbursements and waivers)



                                                       Management    Other     12b-1     Total Investment
                                                          Fees     Expenses     Fees     Option Expenses
                                                       ----------  --------    -----     ----------------
      GVIT Gartmore GVIT Investor Destinations             0.13%      0.63%      0.25%        1.01%
      Aggressive Fund

      GVIT Gartmore GVIT Investor Destinations             0.13%      0.63%      0.25%        1.01%
      Conservative Fund

      GVIT Gartmore GVIT Investor Destinations             0.13%      0.63%      0.25%        1.01%
      Moderate Fund

      GVIT Gartmore GVIT Investor Destinations             0.13%      0.63%      0.25%        1.01%
      Moderately Aggressive Fund

      GVIT Gartmore GVIT Investor Destinations             0.13%      0.63%      0.25%        1.01%
      Moderately Conservative Fund



    Some investment options assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an investment option sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the investment options assess a short-term trading fee.

7.  THE "EXAMPLE" TABLE IS MODIFIED AS FOLLOWS:

    EXAMPLE

    The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The investment option expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the investment option expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

    The example reflects expenses of both the variable account and the investment options. The example reflects the 7 year CDSC schedule and an assumed variable account charge of 1.45% which is the maximum charge to the contract with the additional optional benefit.

    For those contracts that do not elect the option, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.



                       If you surrender your contract  If you do not surrender your
                        at the end of the applicable    contract at the end of the
                                time period               applicable time period
                       ------------------------------  ----------------------------
                          1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.
                          ----- -----  ------ -------  ----- ------ ------ -------
GVIT Dreyfus GVIT Mid      85    126    170     277      25    76     130    277
Cap Index Fund: Class I
(formerly, NSAT Dreyfus
NSAT Mid Cap Index Fund)

GVIT Federated GVIT        87    133    181     299      27    83     141    299
Equity Income Fund:
Class I (formerly, NSAT
Federated NSAT Equity
Income Fund)

GVIT Federated GVIT High   87    133    181     300      27    83     141    300
Income Bond Fund: Class
I (formerly, NSAT
Federated NSAT High
Income Bond Fund)

GVIT Gartmore GVIT         83    121    161     259      23    71     121    259
Government Bond Fund:
Class I (formerly, NSAT
Government Bond Fund)

GVIT Gartmore GVIT         84    124    166     270      24    74     126    270
Growth Fund: Class I
(formerly, NSAT Capital
Appreciation Fund)

GVIT Gartmore GVIT         82    117    154     246      22    67     114    246
Investor Destinations
Aggressive Fund

GVIT Gartmore GVIT         82    117    154     246      22    67     114    246
Investor Destinations
Conservative Fund

GVIT Gartmore GVIT         82    117    154     246      22    67     114    246
Investor Destinations
Moderate Fund

GVIT Gartmore GVIT         82    117    154     246      22    67     114    246
Investor Destinations
Moderately Aggressive
Fund

GVIT Gartmore GVIT         82    117    154     246      22    67     114    246
Investor Destinations
Moderately Conservative
Fund

GVIT Gartmore GVIT Money   82    117    154     246      22    67     114    246
Market Fund: Class I
(formerly, NSAT Money
Market Fund)

                       If you surrender your contract  If you do not surrender your
                        at the end of the applicable    contract at the end of the
                                time period               applicable time period
                       ------------------------------  ----------------------------
                          1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.
                          ----- -----  ------ -------  ----- ------ ------ -------
GVIT Gartmore GVIT Total   84    123    165     267      24    73     125    267
Return Fund: Class I
(formerly, NSAT Total
Return Fund)

GVIT Gartmore GVIT         90    142    197     330      30    92     157    330
Worldwide Leaders Fund:
Class I (formerly, NSAT
Nationwide Global 50
Fund)

GVIT GVIT Small Cap        92    148    206     347      32    98     166    347
Growth Fund: Class I
(formerly, NSAT
Nationwide Small Cap
Growth Fund)

GVIT GVIT Small Cap        88    135    185     308      28    85     145    308
Value Fund: Class I
(formerly, NSAT
Nationwide Small Cap
Value Fund)

GVIT GVIT Small Company    88    135    185     307      28    85     145    307
Fund: Class I (formerly,
NSAT Nationwide Small
Company Fund)

GVIT J.P. Morgan GVIT      86    131    179     294      26    81     139    294
Balanced Fund: Class I
(formerly, NSAT J.P.
Morgan NSAT Balanced
Fund)

GVIT MAS GVIT Multi        87    132    180     297      27    82     140    297
Sector Bond Fund: Class
I (formerly, NSAT MAS
NSAT Multi Sector Bond
Fund)

GVIT Strong GVIT Mid Cap   88    134    184     305      28    84     144    305
Growth Fund: Class I
(formerly, NSAT Strong
NSAT Mid Cap Growth Fund)



8. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAs)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

      - the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

9. THE FOURTH PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAs)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

    IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

10. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "ROTH IRAs" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

      - the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

11. THE "TAX SHELTERED ANNUITIES" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED TO INCLUDE THE FOLLOWING AS THE THIRD PARAGRAPH OF THE PROVISION:

    Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

12. THE "STANDARD CHARGES AND DEDUCTIONS" PROVISION IS AMENDED TO INCLUDE THE
    FOLLOWING:

    SHORT-TERM TRADING FEES

    Some investment options may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account. Any short-term trading fee assessed by any investment option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to investment options that charge of such fees (see the investment option prospectus). Any short-term trading fees paid are retained by the investment option, not by Nationwide, and are part of the investment option's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular investment option. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

    Currently, none of the investment options offered as investment options under the contract assess a short-term trading fee.

    If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the investment option; none of the fee proceeds will be retained by Nationwide or the variable account.

    When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

    Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

    -   full or partial surrenders; or

    -   transfers made upon annuitization of the contract.

    New share classes of certain currently available investment options may be added to the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the investment options in question may be limited to the new share class.

13. THE PROVISION ENTITLED "MARKET TIMING FIRMS" IS REMOVED AND REPLACED WITH THE FOLLOWING:

    Transfer Limitations

    Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the investment option. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the investment options that explicitly require the assessment of such fees. Refer to the prospectus for the investment options for more information.

    Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

    If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.


14. THE "REQUIRED DISTRIBUTIONS" PROVISION IS MODIFIED AS FOLLOWS:

    REQUIRED DISTRIBUTIONS

    Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

    The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

    REQUIRED DISTRIBUTIONS -- GENERAL INFORMATION

    In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

    Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

    Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

    REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

    Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

      1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

      2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

           a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

           b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

    In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

        a) the death of the annuitant will be treated as the death of a contract owner;

        b) any change of annuitant will be treated as the death of a contract owner; and

        c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

    These distribution provisions do not apply to any contract exempt from
    Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

    The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

    REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES AND ROTH IRAs

    Distributions from a Tax Sheltered Annuity or Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

        a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

        b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

    For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

    For Individual Retirement Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity of the contract owner.

    If the contract owner's entire interest in a Tax Sheltered Annuity or Individual Retirement Annuity will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

    If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or Individual Retirement Annuity) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

        (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

        (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

        (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

    If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or Individual Retirement Annuity must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

        (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

        (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

        (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

    If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

    For Individual Retirement Annuities, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

    Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

15. THE LAST PARAGRAPH OF THE "NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS" PROVISION UNDER THE HEADING "FEDERAL INCOME TAXES" IS MODIFIED AS FOLLOWS:

    The non-natural person rules also do not apply to contracts that are:

      - acquired by the estate of a decedent by reason of the death of the decedent;

      - issued in connection with certain qualified retirement plans and individual retirement plans;

      - purchased by an employer upon the termination of certain qualified retirement plans;

      - immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

16. THE LAST PARAGRAPH OF THE "WITHHOLDING" PROVISION IS MODIFIED AS FOLLOWS:

    If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

17. THE "TAX CHANGES" PROVISION IS MODIFIED AS FOLLOWS:

    The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

    In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

    -   generally lowering federal income tax rates;

    - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

    - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

    -   eliminating and/or reducing the highest federal estate tax rates;

    -   increasing the estate tax credit; and

    -   for persons dying after 2009, repealing the estate tax.

    All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

18. "APPENDIX A: OBJECTIVES FOR INVESTMENT OPTIONS" IS MODIFIED AS FOLLOWS:

    GARTMORE VARIABLE INSURANCE TRUST

    Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

        DREYFUS GVIT MID CAP INDEX FUND: CLASS I (FORMERLY, DREYFUS NSAT MID CAP INDEX FUND) Subadviser: The Dreyfus Corporation
        Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

        FEDERATED GVIT EQUITY INCOME FUND: CLASS I (FORMERLY, FEDERATED NSAT EQUITY INCOME FUND)
        Subadviser: Federated Investment Counseling
        Investment Objective: Above average income and capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

        FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I (FORMERLY, FEDERATED NSAT HIGH INCOME BOND FUND) Subadviser: Federated Investment Counseling Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

        GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (FORMERLY, GARTMORE NSAT EMERGING MARKETS FUND) Subadviser: Gartmore Global Partners
        Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

        GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (FORMERLY, GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND)

        Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

        GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I (FORMERLY, GOVERNMENT BOND
        FUND)
        Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

        GARTMORE GVIT GROWTH FUND: CLASS I (FORMERLY, CAPITAL APPRECIATION FUND) Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

        GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (FORMERLY, GARTMORE NSAT INTERNATIONAL GROWTH FUND)
        Subadviser: Gartmore Global Partners
        Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

        GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
        Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

        GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
        Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

        GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
        Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

        GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

        GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

        GARTMORE GVIT MONEY MARKET FUND: CLASS I (FORMERLY, MONEY MARKET FUND) Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

        GARTMORE GVIT TOTAL RETURN FUND: CLASS I (FORMERLY, TOTAL RETURN FUND) Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

        GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I (FORMERLY, NATIONWIDE GLOBAL 50 FUND)
        Subadviser: Gartmore Global Partners
        Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

        GVIT SMALL CAP GROWTH FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP GROWTH FUND)
        Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
        Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

        GVIT SMALL CAP VALUE FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP VALUE
        FUND)
        Subadviser: The Dreyfus Corporation
        Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

        GVIT SMALL COMPANY FUND: CLASS I (FORMERLY, NATIONWIDE SMALL COMPANY
        FUND)
        Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
        Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

        J.P. MORGAN GVIT BALANCED FUND: CLASS I (FORMERLY, J.P. MORGAN NSAT BALANCED FUND)
        Subadviser: J.P. Morgan Investment Management, Inc.
        Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

        MAS GVIT MULTI SECTOR BOND FUND: CLASS I (FORMERLY, MAS NSAT MULTI SECTOR BOND FUND)
        Subadviser: Miller, Anderson & Sherrerd, LLP
        Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

        NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (FORMERLY, NATIONWIDE STRATEGIC VALUE FUND) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
        2000)
        Subadviser: Strong Capital Management Inc.
        Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

        STRONG GVIT MID CAP GROWTH FUND: CLASS I (FORMERLY, STRONG NSAT MID CAP GROWTH FUND)
        Subadviser: Strong Capital Management Inc.
        Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

        TURNER GVIT GROWTH FOCUS FUND: CLASS I (FORMERLY, TURNER NSAT GROWTH FOCUS FUND) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002)
        Subadviser: Turner Investment Partners, Inc.
        Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

                        NATIONWIDE LIFE INSURANCE COMPANY

    Individual Single Premium Immediate Fixed and Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-9

                   The date of this prospectus is May 1, 2001.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits -- costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------


The following investment options are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
  - American Century VP Income & Growth
  - American Century VP International
  - American Century VP Value

DREYFUS
  - Dreyfus Investment Portfolios -- European Equity Portfolio -- Initial Shares
  - The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
  - Dreyfus Stock Index Fund, Inc. -- Initial Shares
  - Dreyfus Variable Investment Fund -- Appreciation Portfolio -- Initial Shares (formerly, Dreyfus Variable Investment Fund -- Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
  - Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  - VIP Equity-Income Portfolio: Service Class
  - VIP Growth Portfolio: Service Class
  - VIP High Income Portfolio: Service Class*
  - VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  - VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
  - VIP III Growth Opportunities Portfolio: Service Class

JANUS ASPEN SERIES
  - Capital Appreciation Portfolio: Service Shares
  - Global Technology Portfolio: Service Shares
  - International Growth Portfolio: Service Shares

MORGAN STANLEY
  THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
  - Emerging Markets Debt Portfolio
  - Mid Cap Growth Portfolio
  - U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
  - Capital Appreciation Fund
  - Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap Index Fund)
  - Federated NSAT Equity Income Fund (formerly, Nationwide(R) Equity Income
    Fund)
  - Federated NSAT High Income Bond Fund* (formerly, Nationwide(R) High
    Income Bond Fund)
  - Gartmore NSAT Emerging Markets Fund
  - Gartmore NSAT Global Technology and Communications Fund
  - Gartmore NSAT International Growth Fund
  - Government Bond Fund
  - J.P. Morgan NSAT Balanced Fund* (formerly, Nationwide(R) Balanced Fund)

  - MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R) Multi Sector Bond
    Fund)
  - Money Market Fund
  - Nationwide(R) Global 50 Fund (formerly, Nationwide(R) Global Equity Fund) (subadviser: J.P. Morgan Investment Management Inc.)
  - Nationwide(R) Small Cap Growth Fund (formerly, Nationwide(R) Select Advisers Small Cap Growth Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company)
  - Nationwide(R) Small Cap Value Fund (subadviser: The Dreyfus Corporation)
  - Nationwide(R) Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)
  - Strong NSAT Mid Cap Growth Fund (subadviser: Strong Capital Management Inc.) (formerly, Nationwide(R) Strategic Growth Fund)
  - Total Return Fund
  - Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  - AMT Guardian Portfolio
  - AMT Mid-Cap Growth Portfolio*
  - AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
  - Oppenheimer Aggressive Growth Fund/VA
  - Oppenheimer Capital Appreciation Fund/VA
  - Oppenheimer Global Securities Fund/VA
  - Oppenheimer Main Street Growth & Income Fund/VA

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
  - Worldwide Emerging Markets Fund
  - Worldwide Hard Assets Fund

*These underlying mutual funds may invest in lower quality debt securities
 Commonly referred to as junk bonds.

THE FOLLOWING INVESTMENT OPTIONS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
-   Value Portfolio (formerly, Growth & Income Portfolio)

NATIONWIDE SEPARATE ACCOUNT TRUST
  - Nationwide(R) Strategic Value Fund (subadviser: Strong Capital Management, Inc.)

Purchase payments not invested in the investment options of the Nationwide Variable Account-9 ("variable account") may be allocated for the purchase of fixed annuity payments (see "Appendix B").

The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 42.

For general information or to obtain FREE copies of the:
  - Statement of Additional Information;
  - prospectus, annual report or semi-annual report for any investment option;
    or
  - required Nationwide forms,

call:    1-800-243-6295
     TDD 1-800-238-3035

or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     ONE NATIONWIDE PLAZA, 01-05-P1
     COLUMBUS, OHIO 43215-2220

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:

-   IS NOT A BANK DEPOSIT
-   IS NOT FDIC INSURED
-   IS NOT INSURED OR ENDORSED BY A BANK OR
    ANY FEDERAL GOVERNMENT AGENCY
-   IS NOT AVAILABLE IN EVERY STATE
-   MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms (or their affiliates) may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ANNUAL BENEFIT LEVELING- The adjustment to variable annuity payments to make payments made during the following 12 months equal in amount.

ANNUITY INCOME UNIT- An accounting unit of measure used to calculate the variable annuity payments after the first payment.

ASSUMED INVESTMENT RETURN- The net investment return required to maintain level variable annuity payments. The selected assumed investment return is used in calculating the initial variable annuity payment.

ASSUMED INVESTMENT RETURN FACTOR- The assumed investment return factor adjusts the annuity income unit value based on the assumed investment return chosen by the owner and permitted under the contract.

COMMUTATION VALUE- The value of future annuity payments that are converted (commuted) into a lump sum. The commutation value may be available for withdrawal under certain income options and may be available to beneficiaries when an annuitant dies before all term certain payments have been made.

CONTRACT VALUE- The total value of any amount allocated to the variable account (plus or minus any investment experience) plus any amount designated for the purchase of fixed annuity payments, less any distributions previously made.

FIXED ANNUITY PAYMENT(S)- Annuity payments which are guaranteed by Nationwide as to dollar amount.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INCOME OPTION- The type of annuity payments chosen by the contract owner.

INCOME START DATE- The date annuity payments actually commence.

INDIVIDUAL RETIREMENT ANNUITY- An annuity described in Section 408(b) of the Internal Revenue Code (not including Roth IRAs).

INVESTMENT OPTION(S)- The underlying mutual funds which are purchased by the variable account and accounted for in separate sub-accounts of the variable account. The performance of selected investment options determines the value of variable annuity payments after the first payment.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

ROTH IRA- An annuity described in Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Separate and distinct divisions of the variable account. Each sub-account corresponds to a specific underlying mutual fund upon which investment performance is based.

TAX SHELTERED ANNUITY- An annuity described in Section 403(b) of the Internal Revenue Code.

VALUATION DAY- Each day the New York Stock Exchange is open for business.

VALUATION PERIOD- The period of time beginning at the close of a valuation day and ending at the close of business on the next valuation day.

VARIABLE ACCOUNT- Nationwide Variable Account-9, which is a separate account of Nationwide. The variable account is divided into sub-accounts, each of which invests in shares of a separate investment option.

VARIABLE ACCOUNT VALUE- The amount allocated to the variable account plus or minus investment experience minus any previous variable account distributions.

VARIABLE ANNUITY PAYMENT(S)- Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the investment options.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS....................................................

SUMMARY OF CONTRACT EXPENSES.................................................

INVESTMENT OPTION ANNUAL EXPENSES............................................

EXAMPLE......................................................................

SYNOPSIS OF THE CONTRACTS....................................................

FINANCIAL STATEMENTS.........................................................

CONDENSED FINANCIAL INFORMATION..............................................

NATIONWIDE LIFE INSURANCE COMPANY............................................

NATIONWIDE INVESTMENT SERVICES CORPORATION...................................

TYPES OF CONTRACTS...........................................................

INVESTING IN THE CONTRACT....................................................
    The Variable Account and Investment Options

STANDARD CHARGES AND DEDUCTIONS..............................................
    Mortality and Expense Risk Charge
    Contingent Deferred Sales Charge
    Premium Taxes

ADDITIONAL CONTRACT CHARGE...................................................
    Enhanced Death Benefit Charge

CONTRACT OWNERSHIP...........................................................
    Ownership Rights Between the Date of Issue and the Income Start Date
    Ownership Rights Between the Income Start Date and Prior to the
    Annuitant's Death
    Changes
    Joint Ownership
    Annuitant and Joint Annuitant
    Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT....................................................
    Purchase Payments
    Allocation of the Purchase Payment
    Pricing
    Transfers

RIGHT TO REVOKE..............................................................

WITHDRAWALS (REDEMPTIONS)....................................................
    Withdrawals Before the Income Start Date
    Withdrawals On or After the Income Start Date
    Partial Withdrawals (Partial Redemptions)
    Full Withdrawals (Full Redemptions)
    Restrictions on Withdrawals from a Tax Sheltered Annuity

ASSIGNMENT...................................................................

ANNUITY PAYMENTS.............................................................
    Income Start Date
    Fixed Annuity Payments
    Variable Annuity Payments
    Net Investment Factor
    Frequency and Amount of Annuity Payments
    Annual Benefit Leveling

INCOME OPTIONS................................................................
    Single Life
    Single Life with Term Certain
    Single Life with Cash Refund
    Joint and Last Survivor
    Joint and 100% Last Survivor with Term Certain
    Joint and 100% Last Survivor with Cash Refund
    Joint and 50% Survivor
    Term Certain
    Term Certain with Enhanced Death Benefit
    Lump Sum Death Benefit Options
    Continuation of Payments Death Benefit Option
    Any Other Option

DEATH BEFORE THE INCOME START DATE...........................................
    Death of Contract Owner
    Death of Annuitant

DEATH AFTER THE INCOME START DATE............................................
    Death of Contract Owner
    Death of Annuitant

REQUIRED DISTRIBUTIONS.......................................................
    Required Distributions for Non-Qualified Contracts
    Required Distributions for Tax Sheltered Annuities
    Required Distributions for IRAs
    Required Distributions for Roth IRAs
    New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS...................................................
    Federal Income Taxes
    Individual Retirement Annuities
    Roth IRAs
    Tax Sheltered Annuities
    Non-Qualified Contracts-Natural Persons as Contract Owners
    Non-Qualified Contracts-Non-Natural Persons as Contract Owners
    Withholding
    Non-Resident Aliens
    Federal Estate, Gift, and Generation Skipping Transfer Taxes

    Charge for Tax
    Diversification
    Tax Changes

STATEMENTS AND REPORTS.......................................................

LEGAL PROCEEDINGS............................................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..............................
    Sub-Account Performance Summary

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.....................

APPENDIX A: OBJECTIVES FOR INVESTMENT OPTIONS................................

APPENDIX B: FIXED ANNUITY PAYMENTS...........................................

APPENDIX C: ILLUSTRATION OF VARIABLE ANNUITY INCOME..........................

APPENDIX D: DETERMINATION OF THE HIGHEST VARIABLE PAYMENT AMOUNT
    FOR THE ENHANCED DEATH BENEFIT CALCULATION WHEN PARTIAL
    WITHDRAWALS HAVE BEEN TAKEN..............................................

APPENDIX E: CONDENSED FINANCIAL INFORMATION..................................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the Contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)..............................................6%

               CDSC PERCENTAGES

  NUMBER OF COMPLETED
YEARS FROM DATE OF ISSUE       CDSC PERCENTAGE
------------------------       ----------------
           1                       6%

           2                       6%

           3                       5%

           4                       5%

           5                       4%

           6                       3%

           7                       2%

       Thereafter                  0%


A CDSC will ONLY be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options. Income options permitting withdrawals are:

  - Term Certain; and

  - Term Certain with Enhanced Death Benefit.

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.

VARIABLE ACCOUNT CHARGES
(annualized rate of variable account charges as a percentage of the daily net assets)

Mortality and Expense Risk Charge....1.25%
    Total Variable Account Charges...1.25%

These charges apply only to sub-account allocations. They are charged on a daily basis at the annualized rate noted above.

ADDITIONAL CONTRACT CHARGE

Enhanced Death Benefit Charge.........0.20%
    Total Variable Account Charges
    (including Enhanced Death
    Benefit Charge)...................1.45%

The Enhanced Death Benefit Charge is assessed ONLY if the contract owner elects the Term Certain with Enhanced Death Benefit income option. The charge is in addition to the variable account charges of 1.25% that are assessed to every contract.

                        INVESTMENT OPTION ANNUAL EXPENSES

 (AS A PERCENTAGE OF INVESTMENT OPTION NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                                                Total Underlying
                                              Management     Other       12b-1    Mutual Fund
                                                 Fees       Expenses      Fees      Expenses
                                              ----------    --------     -----  ----------------
American Century Variable Portfolios, Inc. -     0.70%       0.00%       0.00%        0.70%
American Century VP Income & Growth

American Century Variable Portfolios, Inc. -     1.23%       0.00%       0.00%        1.23%
American Century VP International

American Century Variable Portfolios, Inc. -     1.00%       0.00%       0.00%        1.00%
American Century VP Value

Credit Suisse Warburg Pincus Trust - Value       0.48%       0.52%       0.00%        1.00%
Portfolio (formerly, Warburg Pincus Trust --
Growth & Income Portfolio)

Dreyfus Investment Portfolios -- European        1.00%       0.25%       0.00%        1.25%
Equity Portfolio - Initial Shares

The Dreyfus Socially Responsible Growth          0.75%       0.03%       0.00%        0.78%
Fund, Inc. - Initial Shares

Dreyfus Stock Index Fund, Inc. - Initial         0.25%       0.01%       0.00%        0.26%
Shares

Dreyfus Variable Investment Fund -               0.75%       0.03%       0.00%        0.78%
Appreciation Portfolio - Initial Shares
(formerly, Capital Appreciation Portfolio)

Federated Insurance Series -- Federated          0.28%       0.42%       0.00%        0.70%
Quality Bond Fund II

Fidelity VIP Equity-Income Portfolio:            0.48%       0.08%       0.10%        0.66%
Service Class(1)

Fidelity VIP Growth Portfolio: Service           0.57%       0.09%       0.10%        0.76%
Class(1)

Fidelity VIP High Income Portfolio: Service      0.58%       0.10%       0.10%        0.78%
Class

Fidelity VIP Overseas Portfolio: Service         0.72%       0.17%       0.10%        0.99%
Class(1)

Fidelity VIP II Contrafund(R) Portfolio:         0.57%       0.09%       0.10%        0.76%
Service Class(1)

Fidelity VIP III Growth Opportunities            0.58%       0.11%       0.10%        0.79%
Portfolio: Service Class

Janus Aspen Series -- Capital Appreciation       0.65%       0.02%       0.25%        0.92%
Portfolio: Service Shares

Janus Aspen Series -- Global Technology          0.65%       0.04%       0.25%        0.94%
Portfolio: Service Shares

Janus Aspen Series -- International Growth       0.65%       0.06%       0.25%        0.96%
Portfolio: Service Shares

NSAT Capital Appreciation Fund                   0.60%       0.20%       0.00%        0.80%

NSAT Dreyfus NSAT Mid Cap Index Fund             0.50%       0.15%       0.00%        0.65%
(formerly, Nationwide Mid Cap Index Fund)

NSAT Federated NSAT Equity Income Fund           0.80%       0.15%       0.00%        0.95%
(formerly, Nationwide Equity Income Fund)

NSAT Federated NSAT High Income Bond Fund        0.80%       0.15%       0.00%        0.95%
(formerly, Nationwide High Income Bond Fund)

NSAT Gartmore NSAT Emerging Markets Fund         1.15%       0.60%       0.00%        1.75%

NSAT Gartmore NSAT Global Technology and         0.98%       0.37%       0.00%        1.35%
Communications Fund

NSAT Gartmore NSAT International Growth Fund     1.00%       0.60%       0.00%        1.60%

NSAT Government Bond Fund                        0.50%       0.16%       0.00%        0.66%

NSAT J.P. Morgan NSAT Balanced Fund              0.75%       0.15%       0.00%        0.90%
(formerly, Nationwide Balanced Fund)

NSAT MAS NSAT Multi Sector Bond Fund             0.75%       0.15%       0.00%        0.90%
(formerly, Nationwide Multi Sector Bond Fund)

                                                                                Total Underlying
                                              Management     Other       12b-1    Mutual Fund
                                                 Fees       Expenses      Fees      Expenses
                                              ----------    --------     -----  ----------------
NSAT Money Market Fund                           0.39%       0.16%       0.00%        0.55%

NSAT Nationwide Global 50 Fund (formerly,        1.00%       0.20%       0.00%        1.20%
Nationwide Global Equity Fund)

NSAT Nationwide Small Cap Growth Fund            1.10%       0.20%       0.00%        1.30%
(formerly, Nationwide Select Advisers Small
Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund             0.90%       0.15%       0.00%        1.05%

NSAT Nationwide Small Company Fund               0.93%       0.28%       0.00%        1.21%

NSAT Nationwide Strategic Value Fund             0.90%       0.10%       0.00%        1.00%

NSAT Strong NSAT Mid Cap Growth Fund             0.90%       0.10%       0.00%        1.00%
(formerly, Nationwide Strategic Growth Fund)

NSAT Total Return Fund                           0.58%       0.20%       0.00%        0.78%

NSAT Turner NSAT Growth Focus Fund               0.90%       0.45%       0.00%        1.35%

Neuberger Berman AMT Guardian Portfolio          0.85%       0.15%       0.00%        1.00%

Neuberger Berman AMT Mid-Cap Growth Portfolio    0.84%       0.14%       0.00%        0.98%

Neuberger Berman AMT Partners Portfolio          0.82%       0.10%       0.00%        0.92%

Oppenheimer Variable Account Funds -             0.62%       0.02%       0.00%        0.64%
Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds -             0.64%       0.03%       0.00%        0.67%
Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Variable Account Funds -             0.64%       0.04%       0.00%        0.68%
Oppenheimer Global Securities Fund/VA

Oppenheimer Variable Account Funds -             0.70%       0.03%       0.00%        0.73%
Oppenheimer Main Street Growth & Income
Fund/VA

Strong Opportunity Fund II, Inc.                 1.00%       0.11%       0.00%        1.11%

The Universal Institutional Funds, Inc. -        0.59%       0.81%       0.00%        1.40%
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. -- Emerging Markets Debt Portfolio)

The Universal Institutional Funds, Inc. -        0.00%       1.05%       0.00%        1.05%
Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc. -        0.74%       0.36%       0.00%        1.10%
U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust -              1.00%       0.26%       0.00%        1.26%
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust -              1.00%       0.14%       0.00%        1.14%
Worldwide Hard Assets Fund

(1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of the uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the underlying Fund prospectus for details.

The expenses shown above are deducted by the investment option before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each investment option. Information relating to the investment options was provided by the investment options and not independently verified by Nationwide.

Some investment options are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such investment options without fee waivers and expense reimbursements.

                                                                                Total Underlying
                                              Management     Other       12b-1    Mutual Fund
                                                 Fees       Expenses      Fees      Expenses
                                              ----------    --------     -----  ----------------
Credit Suisse Warburg Pincus Trust - Value       0.75%       0.54%       0.00%        1.29%
Portfolio (formerly, Warburg Pincus Trust --
Growth & Income Portfolio)

Dreyfus Investment Portfolios -- European        1.00%       0.60%       0.00%        1.60%
Equity Portfolio - Initial Shares

Federated Insurance Series -- Federated          0.60%       0.67%       0.25%        1.52%
Quality Bond Fund II

NSAT Capital Appreciation Fund                   0.60%       0.23%       0.00%        0.83%

NSAT Dreyfus NSAT Mid Cap Index Fund             0.50%       0.40%       0.00%        0.90%
(formerly, Nationwide Mid Cap Index Fund)

NSAT Federated NSAT Equity Income Fund           0.80%       0.31%       0.00%        1.11%
(formerly, Nationwide Equity Income Fund)

NSAT Federated NSAT High Income Bond Fund        0.80%       0.32%       0.00%        1.12%
(formerly, Nationwide High Income Bond Fund)

NSAT Gartmore NSAT Emerging Markets Fund         1.15%       2.94%       0.00%        4.09%

NSAT Gartmore NSAT Global Technology and         0.98%       1.59%       0.00%        2.57%
Communications Fund

NSAT Gartmore NSAT International Growth Fund     1.00%       1.88%       0.00%        2.88%

NSAT Government Bond Fund                        0.50%       0.23%       0.00%        0.73%

NSAT J.P. Morgan NSAT Balanced Fund              0.75%       0.32%       0.00%        1.07%
(formerly, Nationwide Balanced Fund)

NSAT MAS NSAT Multi Sector Bond Fund             0.75%       0.34%       0.00%        1.09%
(formerly, Nationwide Multi Sector Bond Fund)

NSAT Money Market Fund                           0.39%       0.22%       0.00%        0.61%

NSAT Nationwide Global 50 Fund (formerly,        1.00%       0.42%       0.00%        1.42%
Nationwide Global Equity Fund)

NSAT Nationwide Small Cap Growth Fund            1.10%       0.50%       0.00%        1.60%
(formerly, Nationwide Select Advisers Small
Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund             0.90%       0.30%       0.00%        1.20%

NSAT Nationwide Strategic Value Fund             0.90%       0.36%       0.00%        1.26%

NSAT Strong NSAT Mid Cap Growth Fund             0.90%       0.27%       0.00%        1.17%
(formerly, Nationwide Strategic Growth Fund)

NSAT Total Return Fund                           0.58%       0.23%       0.00%        0.81%

NSAT Turner NSAT Growth Focus Fund               0.90%       4.13%       0.00%        5.03%

Strong Opportunity Fund II, Inc.                 1.00%       0.18%       0.00%        1.18%

The Universal Institutional Funds, Inc. -        0.80%       0.81%       0.00%        1.61%
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. -- Emerging Markets Debt Portfolio)

The Universal Institutional Funds, Inc. -        0.75%       1.54%       0.00%        2.29%
Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc. -        0.80%       0.36%       0.00%        1.16%
U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust -              1.00%       0.33%       0.00%        1.33%
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust -              1.00%       0.16%       0.00%        1.16%
Worldwide Hard Assets Fund

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the investment options. The example reflects the 7 year CDSC schedule and an assumed variable account charge of 1.45% which is the maximum charge to the contract with the additional rider option.

For those contracts that do not elect the option, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

                                     If you surrender your contract  If you do not surrender your
                                      at the end of the applicable    contract at the end of the
                                              time period               applicable time period
                                     ------------------------------  ----------------------------
                                        1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.
                                        ----- -----  ------ -------  ----- ------ ------ -------
American Century Variable Portfolios,     83    120    159     256     23     70    119    256
Inc. -- American Century VP Income &
Growth

American Century Variable Portfolios,     88    136    187     311     28     86    147    311
Inc. -- American Century VP
International

American Century Variable Portfolios,     86    129    175     287     26     79    135    287
Inc. -- American Century VP Value

Credit Suisse Warburg Pincus Trust --     86    129    175     287     26     79    135    287
Value Portfolio (formerly, Warburg
Pincus Trust -- Growth & Income
Portfolio)

Dreyfus Investment Portfolios --          88    137    188     313     28     87    148    313
European Equity Portfolio - Initial
Shares

The Dreyfus Socially Responsible Growth   83    122    163     264     23     72    123    264
Fund, Inc. - Initial Shares

Dreyfus Stock Index Fund, Inc. -          78    106    136     208     18     56     96    208
Initial Shares

Dreyfus Variable Investment Fund -        83    122    163     264     23     72    123    264
Appreciation Portfolio - Initial Shares
(formerly, Capital Appreciation
Portfolio)

Federated Insurance Series --             83    120    159     256     23     70    119    256
Federated Quality Bond Fund II

Fidelity VIP Equity-Income Portfolio:     82    118    157     251     22     68    117    251
Service Class

Fidelity VIP Growth Portfolio: Service    83    121    162     262     23     71    122    262
Class

Fidelity VIP High Income Portfolio:       83    122    163     264     23     72    123    264
Service Class

Fidelity VIP Overseas Portfolio:          86    129    175     286     26     79    135    286
Service Class

Fidelity VIP II Contrafund Portfolio:     83    121    162     262     23     71    122    262
Service Class

Fidelity VIP III Growth Opportunities     84    122    164     265     24     72    124    265
Portfolio: Service Class

Janus Aspen Series -- Capital             85    127    171     279     25     77    131    279
Appreciation Portfolio: Service Shares

Janus Aspen Series -- Global Technology   85    127    172     281     25     77    132    281
Portfolio: Service Shares

Janus Aspen Series -- International       85    128    173     283     25     78    133    283
Growth Portfolio: Service Shares

NSAT Capital Appreciation Fund            84    123    165     266     24     73    125    266

                                     If you surrender your contract  If you do not surrender your
                                      at the end of the applicable    contract at the end of the
                                              time period               applicable time period
                                     ------------------------------  ----------------------------
                                        1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.
                                        ----- -----  ------ -------  ----- ------ ------ -------
NSAT Dreyfus NSAT Mid Cap Index Fund      82    118    157     250     22     68    117    250
(formerly, Nationwide Mid Cap Index
Fund)

NSAT Federated NSAT Equity Income Fund    85    127    172     282     25     77    132    282
(formerly, Nationwide Equity Income
Fund)

NSAT Federated NSAT High Income Bond      85    127    172     282     25     77    132    282
Fund (formerly, Nationwide High Income
Bond Fund)

NSAT Gartmore NSAT Emerging Markets
Fund                                      94    152    214     362     34    102    174    362

NSAT Gartmore NSAT Global Technology
and Communications Fund                   89    140    193     323     29     90    153    323


NSAT Gartmore NSAT International Growth   92    148    206     347     32     98    166    347
Fund

NSAT Government Bond Fund                 82    118    157     251     22     68    117    251

NSAT J.P. Morgan NSAT Balanced Fund       85    126    170     277     25     76    130    277
(formerly, Nationwide Balanced Fund)

NSAT MAS NSAT Multi Sector Bond Fund      85    126    170     277     25     76    130    277
(formerly, Nationwide Multi Sector Bond
Fund)

NSAT Money Market Fund                    81    115    151     240     21     65    111    240

NSAT Nationwide Global 50 Fund            88    135    185     308     28     85    145    308
(formerly, Nationwide Global Equity
Fund)

NSAT Nationwide Small Cap Growth Fund     89    138    191     318     29     88    151    318
(formerly, Nationwide Select Advisers
Small Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund      86    131    178     292     26     81    138    292

NSAT Nationwide Small Company Fund        88    136    186     309     28     86    146    309

NSAT Nationwide Strategic Value Fund      86    129    175     287     26     79    135    287

NSAT Strong NSAT Mid Cap Growth Fund      86    129    175     287     26     79    135    287
(formerly, Nationwide Strategic Growth
Fund)

NSAT Total Return Fund                    83    122    163     264     23     72    123    264

NSAT Turner NSAT Growth Focus Fund        89    140    193     323     29     90    153    323

Neuberger Berman AMT Guardian Portfolio   86    129    175     287     26     79    135    287

Neuberger Berman AMT Mid-Cap Growth       86    128    174     285     26     78    134    285
Portfolio

Neuberger Berman AMT Partners Portfolio   85    127    171     279     25     77    131    279

Oppenheimer Variable Account Funds --     82    118    156     249     22     68    116    249
Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds --     82    119    158     253     22     69    118    253
Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Variable Account Funds --     82    119    158     254     22     69    118    254
Oppenheimer Global Securities Fund/VA

Oppenheimer Variable Account Funds --     83    121    161     259     23     71    121    259
Oppenheimer Main Street Growth & Income
Fund/VA (formerly, Oppenheimer Growth &
Income Fund)

Strong Opportunity Fund II, Inc.          87    133    181     299     27     83    141    299

The Universal Institutional Funds, Inc.   90    142    196     328     30     92    156    328
- Emerging Markets Debt Portfolio
(formerly, Morgan Stanley Dean Witter
Universal Funds, Inc. -- Emerging
Markets Debt Portfolio)

                                     If you surrender your contract  If you do not surrender your
                                      at the end of the applicable    contract at the end of the
                                              time period               applicable time period
                                     ------------------------------  ----------------------------
                                        1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.
                                        ----- -----  ------ -------  ----- ------ ------ -------
The Universal Institutional Funds, Inc.   86    131    178     292     26     81    138    292
-- Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc.   87    132    180     298     27     82    140    298
-- U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust --      88    137    189     314     28     87    149    314
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust --      87    133    182     302     27     83    142    302
Worldwide Hard Assets Fund

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual single premium immediate fixed and variable annuity contracts.

The contracts can be categorized as:

  - Non-Qualified;
  - IRAs;
  - Roth IRAs; or
  - Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in the prospectus.

PURCHASE PAYMENTS

The minimum single purchase payment is $35,000. No additional purchase payments will be accepted or permitted.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

If the contract owner elects the Term Certain with Enhanced Death Benefit income option, Nationwide will deduct an additional amount equal to an annualized rate of 0.20% of the daily net assets of the variable account. This charge reimburses Nationwide for increased mortality expenses associated with the enhanced death benefit.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if the income option elected permits withdrawals other than annuity payments, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") upon such withdrawal. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 6% of purchase payments withdrawn (see "Contingent Deferred Sales Charge").

ANNUITY PAYMENTS

Annuity payments begin on the income start date. The payments will be based on the income option chosen at the time of application (see "Income Options").

TAXATION

The tax treatment of the contracts depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts as required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an annuity income unit is determined on the basis of changes in the per share value of an investment option and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of annuity income unit values, see "Determining Variable Account Value -- Valuing an Annuity Income Unit"). Please refer to Appendix E for information regarding each class of annuity income units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia, Puerto Rico, and the Virgin Islands.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs.

Corporation.)  NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, Roth IRA or Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAs)

Individual Retirement Annuities satisfy the following requirements:

-   the contract is not transferable by the owner;

-   the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from Qualified Plans, Tax-Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-   the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other IRAs, Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAs

Roth IRA contracts satisfy the following requirements:

-   the contract is not transferable by the owner;

-   the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-   the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the employee's income, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the owner's death. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts. The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to variable annuity payments. For a discussion of the interests allocated to fixed annuity payments, see Appendix B.

THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS

Nationwide Variable Account-9 is a variable account that invests in the investment options listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

The variable account is divided into sub-accounts, each corresponding to a single investment option. Nationwide uses the assets of each sub-account to buy shares of the investment options based on contract owner instructions. There are two sub-accounts for each investment option. One sub-account contains shares attributable to annuity income units under Non-Qualified Contracts. The other sub-account contains shares attributable to annuity income units under IRAs, Roth IRAs and Tax Sheltered Annuities.

Each investment option's prospectus contains more detailed information about that investment option. Prospectuses for the investment options should be read in conjunction with this prospectus.

Investment options in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the investment options may manage publicly traded mutual funds with similar names and investment objectives. However, the investment options are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of investment options participating in the variable account. The performance of the investment options could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the investment options are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an investment option will be notified of issues requiring a shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote will be determined as of a date to be chosen by Nationwide not more than 60 days prior to the shareholder meeting.

Material Conflicts

The investment options may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these investment options participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the investment option(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another investment option for shares already purchased or to be purchased in the future if either of the following occurs:

  1) shares of a current investment option are no longer available for investment; or

  2) further investment in an investment option becomes inappropriate in the judgement of Nationwide management.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the Enhanced Death Benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payment upon deposit into the contract. However, if the income option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal. The CDSC will not exceed 6% of the amount withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount that is withdrawn. The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

The CDSC applies as follows:

  NUMBER OF COMPLETED
YEARS FROM DATE OF ISSUE    CDSC PERCENTAGE
------------------------    ---------------
           1                       6%

           2                       6%

           3                       5%

           4                       5%

           5                       4%

           6                       3%

           7                       2%

       Thereafter                  0%


The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payment), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals (other than substantially equal periodic payments for life) before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Federal Income Taxes").

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)  the time the contract is surrendered;

2)  annuitization; or

3)  such earlier date as Nationwide becomes subject to premium taxes.

ADDITIONAL CONTRACT CHARGE

ENHANCED DEATH BENEFIT CHARGE

If the contract owner elects the Term Certain with Enhanced Death Benefit income option, Nationwide will deduct an additional amount equal to an annualized rate of 0.20% of the daily net assets of the variable account. This charge is in addition to the variable account charges of 1.25% assessed against every contract. The Enhanced Death Benefit Charge reimburses Nationwide for increased mortality expenses associated with the Enhanced Death Benefit.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

At the time of application, the contract owner designates/elects:

  1)  an annuitant, and if applicable, a joint annuitant;

  2) the frequency of payments, income option, assumed investment return, and income start date;

  3)  a beneficiary, and if applicable, a contingent beneficiary;

  4) the portion of the single purchase payment used to purchase fixed annuity payments and/or variable annuity payments;

  5)  the allocation among investment options; and

  6) any optional benefits that may be provided under the elected income option.

ONCE ELECTED, THE INCOME OPTION CANNOT BE CHANGED.

OWNERSHIP RIGHTS BETWEEN THE DATE OF ISSUE AND THE INCOME START DATE

Between the date of issue and the income start date, the contract owner has the right to:

  1)  cancel the contract during the free look period;

  2)  change the beneficiary and/or the contingent beneficiary;

  3)  change allocations among investment options;

  4) elect to take a partial or full withdrawal, depending on the income option selected and subject to any restrictions described in this prospectus; and

  5) elect or revoke a prior election of Annual Benefit Leveling (see "Annual Benefit Leveling").

OWNERSHIP RIGHTS BETWEEN THE INCOME START DATE AND PRIOR TO THE ANNUITANT'S
DEATH

After the income start date and prior to the annuitant's death, the contract owner has the right to:

  1)  change the beneficiary and/or the contingent beneficiary;

  2)  change allocations among investment options;

  3) elect to take a partial or full withdrawal, depending on the income option selected and subject to any restrictions described in this prospectus; and

  4)  elect or discontinue Annual Benefit Leveling.

CHANGES

All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the contract owner or annuitant is living at the time of the recording. Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change.

Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable. Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners. A joint owner may only be named in Non-Qualified Contracts.

The exercise of any ownership right in the contract will require a written request signed by both joint owners.

If a contract owner who IS NOT the annuitant dies before the income start date and there is a surviving joint owner, the joint owner will become the contract owner.

If the contract owner who IS the annuitant dies before the income start date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the contract value to the joint owner.

ANNUITANT AND JOINT ANNUITANT

The annuitant (and joint annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant or joint annuitant of greater age. Once designated, the annuitant and joint annuitant, if applicable, cannot be changed. Joint annuitants can be named only if permitted under the elected income option.

For contracts issued as IRAs or Tax Sheltered Annuities, the contract owner and annuitant must be the same person and that individual's entire interest in the contract is nonforfeitable. For either of these contract types, if a joint and survivor income option is elected, the joint annuitant must be the annuitant's spouse.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who may receive benefits under the contract if the annuitant (and joint annuitant, if any) dies after the income start date. The contract owner can name more than one beneficiary. The beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary survives the annuitant, the beneficiary's rights will vest in the contingent beneficiary. Contingent beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary or contingent beneficiary survives the annuitant (and the joint annuitant, if applicable), all beneficiary rights will vest with the contract owner or the last surviving contract owner's estate.

If the annuitant (and joint annuitant, if any) dies before the income start date, and there is no surviving contract owner or joint owner, Nationwide will pay the contract proceeds to the beneficiary.

OPERATION OF THE CONTRACT

PURCHASE PAYMENT

The minimum single purchase payment must be at least $35,000. No additional purchase payments will be accepted or permitted.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

ALLOCATION OF THE PURCHASE PAYMENT

For any particular income option, the single purchase payment may be allocated to provide variable annuity payments, fixed annuity payments, or a combination of both. The chosen allocation is irrevocable.

Nationwide allocates that portion of the purchase payment intended for variable annuity payments to investment options as instructed by the contract owner. Shares of the investment options are purchased by the variable account at net asset value and temporarily maintained as accumulation units until being converted into annuity income units on the income start date. Contract owners can change allocations or make exchanges among the sub-accounts subject to conditions imposed by the investment options and those set forth in the contract.

PRICING

The portion of the single purchase payment designated for variable annuity payments will be allocated to sub-accounts and will be priced at the unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain the purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

The purchase payment will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

- New Year's Day                  - Independence Day
- Martin Luther King, Jr. Day     - Labor Day
- Presidents' Day                 - Thanksgiving
- Good Friday                     - Christmas
- Memorial Day

Nationwide also will not price the purchase payment if:

  1)  trading on the New York Stock Exchange is restricted;

  2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

  3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, account value may be affected since the contract owner will not have access to their account.

TRANSFERS

Any portion of the single purchase payment that is allocated to provide fixed annuity payments may not be transferred to any sub-accounts. Similarly, any portion of the single purchase payment that is allocated to provide variable annuity payments may not be transferred to provide fixed annuity payments.

However, any portion of a single purchase payment that is allocated to provide variable annuity payments may be reallocated by the contract owner among investment options, subject to the following conditions:

- transfers between sub-accounts may be made once per valuation day without charges or penalties; and

- Nationwide reserves the right to limit transfers between sub-accounts to 12 per year or to assess a fee for any transfer in excess of 12 per year.

Amounts transferred between the sub-accounts will receive the annuity income unit value that is next computed immediately following receipt of the transfer request.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the investment option (the underlying mutual fund) to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of the purchase payment. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

WITHDRAWALS (REDEMPTIONS)

The contract owner may take a partial or full withdrawal after the end of the free look period if the contract owner elected one of the following income options at the time of application: Single Life with Term Certain; Joint and 100% Last Survivor with Term Certain; Term Certain; or Term Certain with Enhanced Death Benefit. If the contract owner did not elect one of the income options listed above, the contract owner may not withdraw value from the contract. Withdrawals may not be permitted in all states.

Withdrawal requests must be in writing or in a form otherwise acceptable to Nationwide. Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Nationwide will pay any amounts withdrawn to the contract owner within seven days of receipt of a proper request and instructions satisfactory to Nationwide.

WITHDRAWALS BEFORE THE INCOME START DATE

If the income option elected so permits, a contract owner may take a partial or full withdrawal after the free look period and before the income start date. The variable account value on the date of withdrawal will reflect the investment performance of the sub-accounts chosen by the contract owner. A CDSC will apply.

WITHDRAWALS ON OR AFTER THE INCOME START DATE

If the income option elected so permits, a contract owner may take a partial or full withdrawal on or after the income start date. The amount available for withdrawal on or after the income start date will be based on the commutation value and will reflect the investment performance of the sub-accounts chosen by the contract owner. A CDSC may apply.

After the income start date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes. However, this general rule does not apply to a complete withdrawal or redemption of a contract -- a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract. Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income. THE INTERNAL REVENUE CODE, TREASURY REGULATIONS, AND OTHER INFORMATIONAL RELEASES BY THE IRS CONTAIN COMPLEX RULES REGARDING THE TAXATION OF DISTRIBUTIONS FROM ANNUITY CONTRACTS. THE CONTRACT OWNER SHOULD REVIEW THESE TAX DOCUMENTS AND CONSULT WITH A TAX ADVISER PRIOR TO REQUESTING A DISTRIBUTION.

Commutation Value of Variable Annuity Payments

The commutation value of variable annuity payments is equal to the present value of the variable annuity payments remaining in the term certain period. This present value is calculated using the assumed investment return for the contract and the annuity income unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.

If a contract owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:

  1) the commutation values, which do not include amounts allocated to Annual Benefit Leveling; and

  2) the present value of the leveled variable annuity payments scheduled to be paid after Nationwide receives complete instructions, but before the next income start date anniversary.

      The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

If a contract owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled variable annuity payments scheduled to be paid before the next income start date anniversary may be withdrawn. Only the commutation value of amounts remaining in the investment options or of the fixed annuity payments may be withdrawn.

Commutation Value of Fixed Annuity Payments

The commutation value of fixed annuity payments is defined in Appendix B.

PARTIAL WITHDRAWALS (PARTIAL REDEMPTIONS)

If a partial withdrawal is allowed under the income option and elected, the contract owner must specify the percentage of the withdrawal to be taken from fixed annuity payments and/or variable annuity payments.

A partial withdrawal will result in the reduction of the remaining term certain period payments. If the contract owner elects a partial withdrawal of fixed annuity payments, Nationwide will reduce the remaining payments by the ratio of the withdrawal amount received from fixed annuity payments, plus any CDSC, to the total commutation value available from fixed annuity payments. If the contract owner elects a partial withdrawal of variable annuity payments, Nationwide will reduce the number of annuity income units provided by each sub-account on a pro-rata basis, unless the contract owner specifies otherwise.

The minimum partial withdrawal amount is $2,000. Other minimum amounts may apply in some states. In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.

A CDSC may apply. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC. The contract owner may take the CDSC from either:

  a)  the amount requested; or

  b) the commutation value remaining after the contract owner has received the requested amount.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the commutation value remaining after the contract owner has received the requested amount.

FULL WITHDRAWALS (FULL REDEMPTIONS)

The commutation value upon full withdrawal may be more or less than the purchase payment made to the contract. The commutation value will reflect variable account charges, investment option charges, the investment performance of the investment options, prior redemptions, and annuity payments. A CDSC may apply.

RESTRICTIONS ON WITHDRAWALS FROM A TAX SHELTERED ANNUITY

The withdrawal of interest in the contract attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (as described in Internal Revenue Code Section 403(b)(7)), may be executed only if otherwise permitted by the contract and:

  1) when the contract owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

  2)  in the case of hardship (as defined for purposes of Internal Revenue Code
      Section 401(k)), provided that any withdrawal in the case of hardship may not include any income attributable to salary reduction contributions.

These withdrawal limitations apply to the withdrawal of interest in the contract attributable to the following:

  1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

  2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

  3) all amounts transferred from custodial accounts described in Internal Revenue Code Section 403(b)(7) (except that employer contributions and earnings in such accounts as of December 31, 1988, may be withdrawn in the case of hardship).

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change. Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above, but may be subject to restrictions found in the employer's plan or the Internal Revenue Code.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned.

ANNUITY PAYMENTS

INCOME START DATE

The income start date is the date chosen by the contract owner as the date for annuity payments to begin. The income start date must be no earlier than the day after the end of the free look period and no later than 60 days after the date of issue. In connection with the income start date, the contract owner also elects the frequency of annuity payment dates.

FIXED ANNUITY PAYMENTS

Fixed annuity payments provide for level annuity payments. The fixed annuity payments will remain level unless the income option calls for a reduction in the annuity income upon withdrawal or death of the annuitant (or joint annuitant). See Appendix B.

VARIABLE ANNUITY PAYMENTS

Variable annuity payments will vary depending on the performance of the investment options selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

  - the portion of the single purchase payment allocated to provide variable annuity payments;

  - the variable account value on the income start date;

  - the age and sex of the annuitant (and joint annuitant, if any);

  - the income option elected;

  - the frequency of annuity payments;

  - the income start date;

  - the selected assumed investment return (the net investment return required to maintain level variable annuity payments);

  - the deduction of applicable premium taxes; and

  - the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the investment options chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity income unit value for that sub-account as of the income start date. This establishes the number of annuity income units provided by each sub-account for each variable annuity payment after the first.

The number of annuity income units for each sub-account will remain constant, subject to the following exceptions:

    1) if a reduction applies after the first death when the contract owner elected a joint and survivor income option;

    2) if the contract owner takes a withdrawal, as permitted under the income option elected; or

    3) if the contract owner transfers value from one investment option to another.

The number of annuity income units for each sub-account is multiplied by the annuity income unit value for that sub-account for the valuation day for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected investment options is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. That is, if the net investment performance of each sub-account in which the contract owner invests exactly equals the assumed investment return for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to the assumed investment return for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than the assumed investment return during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the assumed investment return during that time.

At the time of application, the contract owner elects one of three available assumed investment return percentages: 3.5%, 5.0%, or 6.0%. This percentage cannot be changed after contract issuance. Refer to Appendix C for more information on selecting an assumed investment return percentage. One or more of the above assumed investment return percentages may not be available in all states. Please refer to your contract for specific information.

Nationwide uses this percentage rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Income Unit

Annuity income unit values for sub-accounts are determined by:

  1) multiplying the annuity income unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period; and then

  2) multiplying the result from (1) by the assumed investment return factor adjusted for the number of days in the valuation period. The assumed investment return factor corresponds with the assumed investment return chosen by the contract owner.

NET INVESTMENT FACTOR

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a) is the sum of:

    1) the net asset value of the investment option as of the end of the current valuation period; and

    2) the per share amount of any dividend or income distributions made by the investment option (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the investment option determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.25% (1.45% if the income option with an Enhanced Death Benefit has been chosen) of the daily net assets of the variable account.

Changes in the net investment factor may not be directly proportional to changes in the net asset value of the investment option shares because of the deduction of variable account charges.

Though the number of annuity income units will not change as a result of investment experience, the value of an annuity income unit may increase or decrease from valuation period to valuation period.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the income option and frequency selected. Payment frequencies available are: monthly, quarterly, semi-annually, or annually. In no event will Nationwide make payments less frequently than annually.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100.

ANNUAL BENEFIT LEVELING

If the contract owner elects Annual Benefit Leveling, variable annuity payments will be adjusted to reflect the performance of the investment options once every 12 months, instead of with every payment.

On the income start date (or the income start date anniversary on which Annual Benefit Leveling begins), the number of annuity income units necessary to make the payments for the following year will be calculated. These annuity income units will be redeemed from the sub-accounts and transferred to Nationwide's general account. The Annual Benefit Leveling interest rate for that quarter will be used to calculate the guaranteed amount of level payments for the following year.

The level payment calculated on each subsequent income start date anniversary could be higher or lower than the level payment for the previous year.

An election to start or discontinue Annual Benefit Leveling will take effect only on the income start date or anniversary thereof. In order for such an election to take effect on the next income start date anniversary, Nationwide must receive the election at least 5 days prior to the income start date anniversary. If a contract owner elects Annual Benefit Leveling, the process of calculating leveled variable annuity payments will take place on each subsequent income start date anniversary until the contract owner instructs Nationwide otherwise.

Nationwide reserves the right to discontinue Annual Benefit Leveling. If Nationwide does discontinue this program, any contract owner receiving leveled variable annuity payments will continue to do so until the next income start date anniversary.

INCOME OPTIONS

Contract owners must elect an income option. This election is made at the time of application and is irrevocable.

The income options available are:

  - Single Life;

  - Single Life with Term Certain;

  - Single Life with Cash Refund;

  - Joint and Last Survivor;

  - Joint and 100% Last Survivor with Term Certain;

  - Joint and 100% Last Survivor with Cash Refund;

  - Joint and 50% Survivor;

  - Term Certain; and

  - Term Certain with Enhanced Death Benefit.

Each of the income options is discussed more thoroughly below.

SINGLE LIFE

The Single Life income option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

SINGLE LIFE WITH TERM CERTAIN

The Single Life with Term Certain income option provides that annuity payments will be paid during the annuitant's lifetime or for the term selected by the contract owner on the application, whichever is longer. The contract owner may select a term certain of 10, 15, or 20 years at the time of application.

During the term certain period, the owner may elect at any time prior to the death of the annuitant to withdraw all or a part of the value of the remaining term certain period payments as set forth in the "Withdrawals (Redemptions)" provision. Withdrawals may be subject to a CDSC.

If the annuitant dies during this term certain period, the beneficiary will have the option to continue payments for the remainder of the term certain period or to receive the commutation value of the remaining payments of the term certain period in a single lump sum payment (see "Lump Sum Death Benefit Option" and "Continuation of Payments Death Benefit Option").

SINGLE LIFE WITH CASH REFUND

The Single Life with Cash Refund income option provides that annuity payments will be made during the lifetime of the annuitant.

If the annuitant dies before receiving aggregate annuity payments at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit or scheduled annuity payments are permitted.

JOINT AND LAST SURVIVOR

The Joint and Last Survivor income option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor. Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both annuitants were living, depending on which continuation percentage was selected by the contract owner on the application.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

JOINT AND 100% LAST SURVIVOR WITH TERM CERTAIN

The Joint and 100% Last Survivor with Term Certain income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

During the term certain period, the owner may elect at any time prior to the second death of the annuitant and joint annuitant to withdraw all or part of the value of the remaining term certain period payments as set forth in the "Withdrawals (Redemptions)" provision. Withdrawals may be subject to a CDSC.

If the annuitant and joint annuitant die during the term certain period, the beneficiary will have the option to continue payments for the remainder of the term certain period or to receive the commutation value of the remaining payments of the term certain period in a single lump sum payment (see "Lump Sum Death Benefit Option" and "Continuation of Payments Death Benefit Option").

The contract owner may select a term certain of 10, 15, or 20 years at the time of application.

JOINT AND 100% LAST SURVIVOR WITH CASH REFUND

The Joint and 100% Last Survivor with Cash Refund income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of either the annuitant or joint annuitant, payments will continue at the same level for the life of the survivor.

If the survivor dies after the income start date, but before aggregate annuity payments have been made that are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit and scheduled annuity payments are permitted.

JOINT AND 50% SURVIVOR

The Joint and 50% Survivor income option provides for annuity payments to be made during the joint lifetimes of the annuitant and joint annuitant.

After the death of the annuitant, payments of 50% of the amount that would have been paid if the annuitant were living will be made for the life of the joint annuitant. If the joint annuitant dies before the annuitant, the 50% reduction does not apply.

Payments will cease with the last payment due before the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

TERM CERTAIN

The Term Certain income option provides for annuity payments to be made for the term certain selected by the contract owner on the application, between 5 and 30 years, inclusive. Nationwide reserves the right to limit the availability of some term certain durations based on economic circumstances.

The contract owner may elect at any time prior to the annuitant's death to withdraw all or part of the value of the contract as set forth in the "Withdrawals (Redemptions)" provision. Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the commutation value of the remaining payments in a single lump sum payment.

TERM CERTAIN WITH ENHANCED DEATH BENEFIT

The Term Certain with Enhanced Death Benefit income option provides for annuity payments to be made for the term certain selected by the contract owner on the application, between 10 and 20 years, inclusive.

The contract owner may elect at any time prior to the annuitant's death to withdraw all or part of the value of the contract. Withdrawals may be subject to a CDSC.

If the annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described in the Lump Sum Death Benefit Option and Continuation of Payments Death Benefit Option below.

Because of the enhanced death benefit associated with this income option, Nationwide will assess an additional charge which are equal to annualized rate of 0.20% to the variable account charges which are equal to an annualized rate of 1.25% of the daily net assets of the variable account for a total of variable account charges equal to an annualized rate of 1.45%.

The Term Certain with Enhanced Death Benefit income option may not be available in all states.

LUMP SUM DEATH BENEFIT OPTION

The lump sum death benefit option is available for the Single Life with Term, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit income options. Please see the description of these income options under their respective headings.

If the beneficiary elects to receive the death benefit in one lump sum, the amount will be calculated as described in Appendix B for fixed annuity payments remaining in the term certain period after Nationwide receives proper proof of death and complete instructions, plus the greater of (1) or (2) where:

 1) is the commutation value of variable annuity payments remaining in the term certain period after Nationwide receives proper proof of death and complete instructions; and

 2) is the commutation value of variable annuity payments remaining in the term certain period after Nationwide receives proper proof of death and complete instructions, calculated as if each remaining payment would be equal to the highest variable annuity payment the annuitant received under the contract prior to the earlier of the annuitant's attainment of age 80 or the date of the annuitant's death. This commutation value will be calculated using the assumed investment return elected for the contract, and will be appropriately adjusted for any partial withdrawals that have been taken. For the adjustment to an enhanced death benefit on partial withdrawals, see Appendix D.

If Annual Benefit Leveling is in effect, the lump sum death benefit will be made up of two components:

 1) the commutation values described above (which do not include amounts allocated to Annual Benefit Leveling); and

 2) the present value of the leveled variable annuity payments scheduled to be paid after Nationwide receives complete instructions, but before the next income start date anniversary.

The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

CONTINUATION OF PAYMENTS DEATH BENEFIT OPTION

The continuation of payments death benefit option is available for the Single Life with Term Certain, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit income options. Please see the description of these income options under their respective headings.

If the beneficiary elects to receive the annuity payments remaining in the term certain period, Nationwide will proportionately adjust the number of annuity income units associated with each remaining variable annuity payment to reflect the greater of (1) or (2) as described in the "Lump Sum Death Benefit Option" provision. All remaining variable annuity payments will be paid on the basis of this adjusted number of units. Remaining fixed annuity payments will be paid without enhancement or adjustment.

If Annual Benefit Leveling is in effect, the amount of the leveled variable annuity payments scheduled to be made after Nationwide receives complete instructions, but before the next income start date anniversary, will not be changed.

ANY OTHER OPTION

Income options not set forth in this provision may be available. Any income option not set forth in this provision must be approved by both Nationwide and the contract owner.

DEATH BEFORE THE INCOME START DATE

DEATH OF CONTRACT OWNER

If a contract owner, who is not the annuitant, dies before the income start date, ownership rights will vest in the surviving joint owner, if any. If there is no surviving joint owner, ownership rights will vest in the annuitant. Subject to the "Required Distributions" provisions, the annuitant will be entitled to receive scheduled annuity payments.

If the contract owner, who is also the annuitant, dies before the income start date, the terms of the "Death of Annuitant" provision apply.

DEATH OF ANNUITANT

If the annuitant dies before the income start date, the contract will terminate and Nationwide will pay the contract value to the surviving owner(s). If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the "Required Distributions" provisions.

DEATH AFTER THE INCOME START DATE

DEATH OF CONTRACT OWNER

If any contract owner dies after the income start date, annuity payments will continue under the elected income option and ownership rights will vest in any surviving joint owner. If there is no surviving joint owner, ownership rights will vest in the annuitant.

DEATH OF ANNUITANT

If the annuitant dies after the income start date, the terms of the income option elected by the contract owner will apply.

Once Nationwide is notified of the annuitant's (and joint annuitant's, if applicable) death, any remaining term certain fixed or variable annuity payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum. The availability of any withdrawals allowed by the selected income option will also be suspended for this period. In addition, the commutation value of any remaining term certain variable annuity payments will be transferred to the money market investment option no later than the valuation day following receipt by Nationwide of notification of death.

Once Nationwide receives proper proof of death and complete instructions, Nationwide will make any payments that were suspended. The amount of each suspended variable annuity payment will be determined using the annuity income unit values for the money market investment option on the date the variable annuity payment was originally scheduled to be made. No interest will be paid on any payments that were suspended. Once any remaining term certain fixed or variable annuity payments have resumed, the beneficiary shall have the right to make any transfers to other investment options allowed by the contract.

Instructions regarding payment of any death benefit provided by the income option selected must be in writing or in a form otherwise acceptable to Nationwide. Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

  3) If any contract owner dies on or after the income start date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

  4) If any contract owner dies before the income start date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

      c) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

      d) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

  d) the death of the annuitant will be treated as the death of a contract owner;

  e)  any change of annuitant will be treated as the death of a contract owner;
      and

  f) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made in accordance with the Minimum Distribution and Minimum Distribution Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

  c) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

  d) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
(a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

  a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

  b)  the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

  a)  the annuitant's life expectancy; or, if applicable,

  b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

  a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

  b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS

Distributions from an IRA or must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

  a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

  b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

  a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

      1) treat the contract as an IRA established for his or her benefit; or

      2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

  b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the entire interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

  a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

      1) treat the contract as a Roth IRA established for his or her benefit; or

      2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

  b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or non-taxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to qualified plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

  a) a uniform table is used to determine the contract owner life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

  b) if the contract owner spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner's death. Under the previous proposed regulations, the designated beneficiary had to be determined no later than the required beginning date (generally, when the contract owner attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-   the type of contract purchased;

-   the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-   Individual Retirement Annuities;

-   Roth IRAs;

-   Tax Sheltered Annuities; and

-   Non-Qualified Contracts.

INDIVIDUAL RETIREMENT ANNUITIES

Distributions from Individual Retirement Annuities, are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to regular income tax and an additional penalty tax of 10% is also generally applicable. The 10% penalty tax can be avoided if the distribution is:

-   made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-   used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

ROTH IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-   it is made on or after the date on which the contract owner attains age
    59 1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-   it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-   made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-   for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-   made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-   for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

-   the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner;

-   allocable to an investment in the contract before August 14, 1982; or

-   from an immediate annuity.

For purposes of the exception to the penalty tax, an immediate annuity is a single premium contract from which payments begin within one year of purchase, and which provides for substantially equal periodic payments. If the contract is issued as the result of an nontaxable exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange. Consequently, if all or a portion of the purchase payment for this contract is the result of a Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the penalty tax.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals, including immediate annuity contracts that are owned by entities but which satisfy the immediate annuity exception to the penalty tax. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person and the contract does not satisfy the immediate annuity exception. If all or a portion of the purchase payment for this contract is the result of a

Section 1035 exchange from a life insurance contract, an endowment contract, or a deferred annuity that was issued more than 1 year prior to the Income Start Date, then this contract would not qualify for the immediate annuity exception to the non-natural persons rules.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

-   acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-   the distribution is made directly to another Tax Sheltered Annuity or IRA;
    or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

  1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

  2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

  1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

  2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

   - a transfer of the contract from one contract owner to another; or

   - a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

  a) an individual who is two or more generations younger than the contract owner; or

  b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

  - the failure to diversify was accidental;

  - the failure is corrected; and

  - a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult your tax and/or financial adviser for more information.

STATEMENTS AND REPORTS

Nationwide will mail to contract owners all statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

  - statements showing the contract's quarterly activity;

  - confirmation statements showing transactions that affect the contract's value;

  - semi-annual reports as of June 30 containing financial statements for the variable account; and

  - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, investment options with similar or different objectives or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   - precious metals;
   - real estate;
   - stocks and bonds;
   - closed-end funds;
   - bank money market deposit accounts and passbook savings;
   - CDs; and
   - the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   - S&P 500;
   - Shearson/Lehman Intermediate Government/Corporate Bond Index;
   - Shearson/Lehman Long-Term Government/Corporate Bond Index;
   - Donoghue Money Fund Average;
   - U.S. Treasury Note Index;
   - Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
   - Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   - Lipper Analytical Services, Inc.;
   - CDA/Wiesenberger;
   - Morningstar;
   - Donoghue's;
   - magazines such as:
     - Money;
     - Forbes;
     - Kiplinger's Personal Finance Magazine;
     - Financial World;

     - Consumer Reports;
     - Business Week;
     - Time;
     - Newsweek;
     - National Underwriter; and
     - News and World Report;

   - LIMRA;
   - Value;
   - Best's Agent Guide;
   - Western Annuity Guide;
   - Comparative Annuity Reports;
   - Wall Street Journal;
   - Barron's;
   - Investor's Daily;
   - Standard & Poor's Outlook; and
   - Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the investment options' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-accounts' standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Standard average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the investment option has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the deduction of the 7 year CDSC and the maximum charges that could be assessed to the contract (1.45%), which includes the charge for the Enhanced Death Benefit option, but does not reflect premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $35,000 with contract variable account charges of 1.25% for the most recent one, five and ten year periods (or for a period covering the time the investment option has been in existence). For those investment options which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the investment options would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $35,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

If the underlying investment option has been available in the variable account for less than one year (or if the underlying investment option has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                        SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$1,000 INITIAL INVESTMENT

                                                                        10 Years
                                                                      of Date Fund
                                                                      Available in    Date Fund
                                                                      the Variable   Available in
                                             1 Year to   5 Years to      Account     the Variable
         Sub-Account Option                  12/31/2000  12/31/2000    12/31/2000      Account
         ------------------                  ----------  ----------   -------------  ------------
American Century Variable Portfolios, Inc.     -17.19%        N/A        8.21%        11/03/97
- American Century VP Income & Growth

American Century Variable Portfolios, Inc.     -22.94%        N/A       14.04%        11/03/97
- American Century VP International

American Century Variable Portfolios, Inc.      10.44%        N/A        4.79%        11/03/97
- American Century VP Value

Credit Suisse Warburg Pincus Trust - Value       1.34%        N/A        6.98%        11/03/97
Portfolio (formerly, Warburg Pincus Trust
- Value Portfolio) (formerly, Warburg
Pincus Trust - Growth & Income Portfolio)

Dreyfus Investment Portfolios - European        -9.21%        N/A       14.40%        09/27/99
Equity Portfolio - Initial Shares

The Dreyfus Socially Responsible Growth        -17.58%        N/A       11.42%        11/03/97
Fund, Inc. - Initial Shares

Dreyfus Stock Index Fund, Inc. - Initial       -15.95%        N/A        9.67%        11/03/97
Shares

Dreyfus Variable Investment Fund -              -7.96%        N/A       10.33%        11/03/97
Appreciation Portfolio - Initial Shares
(formerly, Capital Appreciation Portfolio)

Federated Insurance Series - Federated           2.86%        N/A        0.24%        05/03/99
Quality Bond Fund II

Fidelity VIP Equity-Income Portfolio:            0.74%        N/A        6.49%        11/03/97
Service Class

Fidelity VIP Growth Portfolio:  Service        -17.61%        N/A       15.67%        11/03/97
Class

Fidelity VIP  High Income Portfolio:           -28.31%        N/A        9.28%        11/03/97
Service Class

Fidelity VIP Overseas Portfolio:  Service      -25.10%        N/A        5.35%        11/03/97
Class

Fidelity VIP II Contrafund(R) Portfolio:       -13.58%        N/A       10.82%        11/03/97
Service Class

Fidelity VIP III Growth Opportunities          -23.27%        N/A        0.59%        11/03/97
Portfolio:  Service Class

Janus Aspen Series - Capital Appreciation         N/A         N/A      -23.61%        01/27/00
Portfolio: Service Shares

Janus Aspen Series - Global Technology            N/A         N/A      -38.45%        01/27/00
Portfolio: Service Shares

Janus Aspen Series - International Growth         N/A         N/A      -23.27%        01/27/00
Portfolio: Service Shares

NSAT Capital Appreciation Fund                 -31.94%        N/A       -1.96%        11/03/97

NSAT Dreyfus NSAT Mid Cap Index Fund             7.55%        N/A       11.73%        11/03/97
(formerly, Nationwide Mid Cap Index Fund)

NSAT Federated NSAT Equity Income Fund         -17.20%        N/A        4.10%        11/03/97
(formerly, Nationwide Equity Income Fund)

NSAT Federated NSAT High Income Bond Fund      -15.02%        N/A       -2.30%        11/03/97
(formerly, Nationwide High Income Bond Fund)

                                                                        10 Years
                                                                      of Date Fund
                                                                      Available in    Date Fund
                                                                      the Variable   Available in
                                             1 Year to   5 Years to      Account     the Variable
         Sub-Account Option                  12/31/2000  12/31/2000    12/31/2000      Account
         ------------------                  ----------  ----------   -------------  ------------
NSAT Gartmore NSAT Emerging Markets Fund         N/A          N/A       -18.39%        10/02/00

NSAT Gartmore NSAT Global Technology and         N/A          N/A       -43.63%        10/02/00
Communications Fund

NSAT Gartmore NSAT International Growth          N/A          N/A       -13.36%        10/02/00
Focus Fund

NSAT Government Bond Fund                       4.92%         N/A         3.40%        11/03/97

NSAT J.P. Morgan NSAT Balanced Fund            -7.68%         N/A         0.08%        11/03/97
(formerly, Nationwide Balanced Fund)

NSAT MAS NSAT Multi Sector Bond Fund           -1.87%         N/A         0.39%        11/03/97
(formerly, Nationwide Multi Sector Bond
Fund)

NSAT Money Market Fund                         -1.50%         N/A         2.40%        10/31/97

NSAT Nationwide Global 50 Fund (formerly,     -18.77%         N/A         5.69%        11/03/97
NSAT Nationwide Global Equity Fund)

NSAT Nationwide Small Cap Growth Fund         -22.34%         N/A        33.62%        05/03/99
(formerly, NSAT Nationwide Select Advisers
Small Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund            3.60%         N/A         7.19%        11/03/97

NSAT Nationwide Small Company Fund              1.33%         N/A        11.42%        11/03/97

NSAT Strategic Value Fund                       0.06%         N/A        -1.08%        11/03/97

NSAT Strong NSAT Mid Cap Growth Fund          -21.61%         N/A        18.29%        11/03/97
(formerly, Nationwide Strategic Growth Fund)

NSAT Total Return Fund                         -9.32%         N/A         4.84%        11/03/97

NSAT Turner NSAT Growth Focus Fund               N/A          N/A       -40.57%        10/02/00

Neuberger Berman AMT Guardian Portfolio        -6.31%         N/A        13.42%        11/03/97

Neuberger Berman AMT Mid-Cap Growth           -14.27%         N/A        27.85%        11/03/97
Portfolio

Neuberger Berman AMT Partners Portfolio        -6.71%         N/A         1.31%        11/03/97

Oppenheimer Variable Account Funds --         -17.77%         N/A        16.52%        11/03/97
Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds --          -7.57%         N/A        16.01%        11/03/97
Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Variable Account Funds --            N/A          N/A        10.64%        05/01/00
Oppenheimer Global Securities Fund/VA

Oppenheimer Variable Account Funds --         -15.49%         N/A         2.79%        11/03/97
Oppenheimer Main Street Growth & Income
Fund/VA

Strong Opportunity Fund II, Inc.                 N/A          N/A       -11.90%        05/01/00

The Universal Institutional Funds, Inc. --      3.78%         N/A        -0.67%        11/03/97
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. -- Emerging Markets Debt Portfolio)

The Universal Institutional Funds, Inc. --       N/A          N/A       -19.11%        06-16-92
Mid Cap Growth Portfolio

                                                                        10 Years
                                                                      of Date Fund
                                                                      Available in    Date Fund
                                                                      the Variable   Available in
                                             1 Year to   5 Years to      Account     the Variable
         Sub-Account Option                  12/31/2000  12/31/2000    12/31/2000      Account
         ------------------                  ----------  ----------   -------------  ------------
The Universal Institutional Funds, Inc. --       N/A          N/A       -2.56%        09-22-00
U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust --          -46.14%         N/A      -14.32%        11/03/97
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust --            3.80%         N/A       -8.36%        11/03/97
Worldwide Hard Assets Fund

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$35,000 INITIAL INVESTMENT

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT 1.25% (A CONTRACT WITH NO RIDER OPTION). FOR CONTRACT OWNERS WHO HAVE CHOSEN THE RIDER OPTION, THE FUND PERFORMANCE AS SHOWN WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTION.

                                                                       10 Years to
                                                                       12/31/2000
                                             1 Year to   5 Years to    or Life of     Date Fund
         Sub-Account Option                  12/31/2000  12/31/2000      Fund         Effective
         ------------------                  ----------  ----------   -------------   ----------
American Century Variable Portfolios, Inc.      -11.73%       N/A        10.88%        10/30/97
-- American Century VP Income & Growth

American Century Variable Portfolios, Inc.      -17.86%     15.61%       12.23%        05/02/94
-- American Century VP International

American Century Variable Portfolios, Inc.       16.67%       N/A        11.18%        05/01/96
-- American Century VP Value

Credit Suisse Warburg Pincus Trust -- Value       7.56%       N/A         8.53%        10/31/97
Portfolio (formerly, Warburg Pincus Trust --
Value Portfolio) (formerly, Warburg Pincus
Trust -- Growth & Income Portfolio)

Dreyfus Investment Portfolios -- European        -3.22%       N/A        13.56%        04/30/99
Equity Portfolio - Initial Shares

The Dreyfus Socially Responsible Growth Fund,   -12.14%     16.97%       17.05%        10/06/93
Inc. -- Initial Shares

Dreyfus Stock Index Fund, Inc. -- Initial       -10.41%     16.50%       15.52%        09/29/89
Shares

Dreyfus Variable Investment Fund -               -1.89%     16.84%       15.71%        04/05/93
Appreciation Portfolio - Initial Shares
(formerly, Dreyfus Variable Investment Fund
-- Capital Appreciation Portfolio)

Federated Insurance Series -- Federated           9.08%       N/A         3.49%        04/22/99
Quality Bond Fund II

Fidelity VIP Equity-Income Portfolio:             6.96%     12.02%       11.91%        10/09/86
Service Class

Fidelity VIP Growth Portfolio: Service Class    -12.17%     17.74%       14.91%        10/09/86

Fidelity VIP High Income Portfolio: Service     -23.58%      0.13%        8.45%        09/19/85
Class

Fidelity VIP Overseas Portfolio: Service        -20.16%      9.00%        7.89%        01/28/87
Class

Fidelity VIP II Contrafund(R) Portfolio:         -7.88%     16.29%       19.69%        01/03/95
Service Class

Fidelity VIP III Growth Opportunities            18.21%      9.17%       12.55%        01/03/95
Portfolio:  Service Class

Janus Aspen Series -- Capital Appreciation      -20.36%       N/A        29.48%        05/01/97
Portfolio: Service Shares

                                                                       10 Years to
                                                                       12/31/2000
                                             1 Year to   5 Years to    or Life of     Date Fund
         Sub-Account Option                  12/31/2000  12/31/2000      Fund         Effective
         ------------------                  ----------  ----------   -------------   ----------
Janus Aspen Series -- Global Technology            N/A         N/A       -34.89%       01/18/00
Portfolio: Service Shares

Janus Aspen Series -- International Growth      -18.00%     21.63%       18.64%        05/02/94
Portfolio: Service Shares

NSAT Capital Appreciation Fund                  -27.45%      9.67%        8.76%        04/15/92

NSAT Dreyfus NSAT Mid Cap Index Fund             13.77%        N/A       13.16%        10/31/97
(formerly, Nationwide Mid Cap Index Fund)
(formerly, Nationwide Select Advisers Mid
Cap Fund)

NSAT Federated NSAT Equity Income Fund          -11.73%        N/A        5.73%        10/31/97
(formerly, Nationwide Equity Income Fund)

NSAT Federated NSAT High Income Bond Fund        -9.42%        N/A       -0.50%        10/31/97
(formerly, Nationwide High Income Bond
Fund)

NSAT Gartmore NSAT Emerging Markets Fund            N/A        N/A      -25.15%        08/30/00

NSAT Gartmore NSAT Global Technology and            N/A        N/A      -25.41%        06/30/00
Communications Fund

NSAT Gartmore NSAT International Growth             N/A        N/A      -14.07%        08/30/00
Focus Fund

NSAT Government Bond Fund                        11.14%       4.99        6.62%        11/08/82

NSAT J.P. Morgan NSAT Balanced Fund              -1.59%        N/A        1.83%        10/31/97
(formerly, Nationwide Balanced Fund)

NSAT MAS NSAT Multi Sector Bond Fund              4.34%        N/A        2.13%        10/31/97
(formerly, Nationwide Multi Sector Bond Fund)

NSAT Money Market Fund                            4.71%      4.00%        3.50%        11/10/81

NSAT Nationwide Global 50 Fund (formerly,       -13.41%        N/A        7.27%        10/31/97
NSAT Nationwide Global Equity Fund)

NSAT Nationwide Small Cap Growth Fund           -17.21%        N/A       36.87%        05/03/99
(formerly, NSAT Nationwide Select
Advisers Small Cap Growth Fund)

NSAT Nationwide Small Cap Value Fund              9.82%        N/A        8.73%        10/31/97

NSAT Nationwide Small Company Fund                7.54%     16.48%       18.83%        10/23/95

NSAT Nationwide Strategic Value Fund              6.27%        N/A        0.71%        10/31/97

NSAT Strong NSAT Mid Cap Growth Fund            -16.43%        N/A       19.56%        10/31/97
(formerly, Nationwide Strategic Growth
Fund)

NSAT Total Return Fund                           -3.34%     12.85%       14.06%        11/08/82

NSAT Turner NSAT Growth Focus Fund                  N/A        N/A      -40.68%        06/30/00

Neuberger Berman AMT Guardian Portfolio          -0.13%        N/A       14.85%        11/03/97

Neuberger Berman AMT Mid-Cap Growth              -8.61%        N/A       29.03%        11/03/97
Portfolio

Neuberger Berman AMT Partners Portfolio          -0.55%     12.47%       13.42%        03/22/94

Oppenheimer Variable Account Funds --           -12.34%     18.22%       19.71%        08/15/86
Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds --            -1.47%     21.17%       17.97%        04/03/85
Oppenheimer Capital Appreciation
Fund/VA

Oppenheimer Variable Account Funds --             3.78%     20.81%       14.32%        11/12/90
Oppenheimer Global Securities Fund/VA

Oppenheimer Variable Account Funds --            -9.91%     13.90%       17.19%        07/05/95
Oppenheimer Main Street Growth & Income
Fund/VA

Strong Opportunity Fund II, Inc.                  5.27%     17.84%       17.78%        05/08/92

                                                                      10 Years to
                                                                       12/31/2000
                                             1 Year to   5 Years to    or Life of     Date Fund
         Sub-Account Option                  12/31/2000  12/31/2000      Fund         Effective
         ------------------                  ----------  ----------   -------------   ----------
The Universal Institutional Funds, Inc. --       10.00%        N/A       -0.15%        06/19/97
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. -- Emerging Markets Debt Portfolio)

The Universal Institutional Funds, Inc. --       -8.49%        N/A       21.52%        06/16/97
Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc. --       27.68%        N/A        6.64%        03-03-97
U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust --            -42.59%     -4.19%       -4.63%        12/21/95
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust --             10.02%      0.29%        4.45%        09/01/89
Worldwide Hard Assets Fund


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                          PAGE
General Information and History...........................................................   1
Services..................................................................................   1
Purchase of Securities Being Offered......................................................   2
Underwriters..............................................................................   2
Calculations of Performance...............................................................   2
Annuity Payments..........................................................................   3
Financial Statements......................................................................   4

APPENDIX A: OBJECTIVES FOR INVESTMENT OPTIONS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

    AMERICAN CENTURY VP INCOME & GROWTH
    Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

    AMERICAN CENTURY VP INTERNATIONAL
    Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

    AMERICAN CENTURY VP VALUE
    Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

    VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED ON OR AFTER MAY 1, 2000)
    Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

    EUROPEAN EQUITY PORTFOLIO -- INITIAL SHARES
    Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

    Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

    Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

    APPRECIATION PORTFOLIO -- INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)
    Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

    FEDERATED QUALITY BOND FUND II
    Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

    VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS
    Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

    VIP GROWTH PORTFOLIO:  SERVICE CLASS
    Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

    VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS
    Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

      - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

      - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

    Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

    VIP OVERSEAS PORTFOLIO:  SERVICE CLASS
    Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

    VIP II CONTRAFUND(R) PORTFOLIO:  SERVICE CLASS
    Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

    VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS
    Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

    CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
    Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

    GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
    Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

    INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
    Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

    CAPITAL APPRECIATION FUND
    Investment Objective: Long-term capital appreciation.

    DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND) Subadviser: The Dreyfus Corporation Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

    FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME FUND)
    Subadviser: Federated Investment Counseling

    Investment Objective: Above average income and capital appreciation by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

    FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND
    FUND)
    Subadviser: Federated Investment Counseling Investment Objective: To provide high current income by investing at least 65% of the Fund's total assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

    GARTMORE NSAT EMERGING MARKETS FUND
    Subadviser: Gartmore Global Partners
    Investment Objective: Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

    GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
    Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

    GARTMORE NSAT INTERNATIONAL GROWTH FUND
    Subadviser: Gartmore Global Partners
    Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.

    GOVERNMENT BOND FUND
    Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

    J.P. MORGAN NSAT BALANCED FUND (FORMERLY, NATIONWIDE BALANCED FUND)
    Subadviser: J.P. Morgan Investment Management, Inc.
    Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal circumstances, the Fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities. The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index. Generally, most of the Fund's fixed income securities will consist of "investment grade" securities, but the Fund may invest securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds.

    MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND
    FUND)
    Subadviser: Miller, Anderson & Sherrerd, LLP
    Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.

    MONEY MARKET FUND
    Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

    NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
    Subadviser: J. P. Morgan Investment Management Inc.
    Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. The Fund seeks its investment objective through stock selection and management of currency exposure. The Fund invests in approximately fifty stocks of primarily large and midcap companies located throughout the world.

    NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)
    Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
    Investment Objective: Capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

    NATIONWIDE SMALL CAP VALUE FUND
    Subadviser: The Dreyfus Corporation
    Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

    NATIONWIDE SMALL COMPANY FUND
    Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
    Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

    NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
    2000)
    Subadviser: Strong Capital Management Inc.
    Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

    STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH FUND)
    Subadviser: Strong Capital Management Inc.
    Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.

    TOTAL RETURN FUND
    Investment Objective: To obtain a reasonable, long-term total return on invested capital.

    TURNER NSAT GROWTH FOCUS FUND
    Subadviser: Turner Investment Partners, Inc.
    Investment Objective: Long-term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

    AMT GUARDIAN PORTFOLIO
    Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

    AMT MID-CAP GROWTH PORTFOLIO
    Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

    AMT PARTNERS PORTFOLIO
    Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

    OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
    Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

    OPPENHEIMER CAPITAL APPRECIATION FUND/VA
    Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

    OPPENHEIMER GLOBAL SECURITIES FUND/VA
    Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

    OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
    Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

    Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

    EMERGING MARKETS DEBT PORTFOLIO
    Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. is the Portfolio's investment adviser.

    MID CAP GROWTH PORTFOLIO
    Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

    U.S. REAL ESTATE PORTFOLIO
    Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

    WORLDWIDE EMERGING MARKETS FUND
    Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

    WORLDWIDE HARD ASSETS FUND
    Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: FIXED ANNUITY PAYMENTS

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts. This appendix discusses those interests under the contracts that relate to fixed annuity payments.

Interests in fixed annuity payments purchased under the contracts are supported by Nationwide's general account. In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the following disclosures have not been reviewed by the SEC.

FIXED ANNUITY PAYMENT ALLOCATIONS UNDER THE CONTRACT

Contract owners not allocating all of their single purchase payment to the variable account for the purchase of variable annuity payments may allocate their single purchase payment to Nationwide's general account for the purchase of fixed annuity payments. Alternatively, contract owners may allocate their single purchase payment to the general account and the variable account for the purchase of a combination of fixed and variable annuity payments.

Amounts originally allocated for the purchase of variable annuity payments may not be reallocated to the general account to purchase fixed annuity payments; similarly, amounts originally allocated for the purchase of fixed annuity payments may not be reallocated to the variable account to purchase variable annuity payments.

DETERMINATION OF FIXED ANNUITY PAYMENTS

Fixed annuity payments are level, meaning that each payment received will be the same as long as no (non-annuity payment) withdrawals are taken as permitted under some term certain annuity income options. Fixed annuity payments may also be reduced under the terms of the income option elected. For example, under the joint and last survivor income option, annuity payments continuing to a survivor after the death of either the annuitant or joint annuitant may be reduced if the contract owner selected a continuation percentage of less than 100%. Other income options may provide for similar reductions in fixed annuity payments.

When the contract owner allocates all or part of the single purchase payment for the purchase of fixed annuity payments, the amount of such payments will be determined by Nationwide, based on the following factors:

  - the amount/portion of the single purchase payment allocated for the purchase of fixed annuity payments;

  - the age and sex of the annuitant (and joint annuitant, if any);

  - the income option elected;

  - the frequency of annuity payments (monthly, quarterly, etc.);

  - the income start date;

  - the deduction of applicable premium taxes; and

  - the date the contract was issued.

These factors will allow Nationwide to determine the level of fixed annuity payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.

FIXED ANNUITY PAYMENTS AND THE ANNUITY INCOME OPTIONS

Fixed annuity payments may be purchased in conjunction with any of the income options available under the contract.

COMMUTATION VALUE OF FIXED ANNUITY PAYMENTS

Under certain circumstances, it may be necessary to "commute" the value of fixed annuity payments. The commutation value of fixed annuity payments is the value of future guaranteed fixed annuity payments that are converted mathematically into a lump sum. This is commonly referred to as a "present value" calculation. There are two basic purposes for which it may be necessary to calculate the commutation value of fixed annuity payments.

First, under term certain income options, the contract owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments. In order to know what can be withdrawn from allocations for fixed annuity payments, it is necessary to know the commutation value of fixed annuity payments at the time the withdrawal is taken. (It is important to understand that partial withdrawals of this nature will reduce on-going fixed annuity payments subsequent to the withdrawal, and a CDSC may apply as well -- see the following section.)

Second, for those income options that provide a death benefit based on commutation values, the commutation value of remaining fixed annuity payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as fixed annuity payments are concerned.

It may also be necessary to calculate the commutation value of fixed annuity payments when a contract owner and/or annuitant dies prior to the income start date.

The Adjusted Contract Rate

For purposes of calculating the commutation value of guaranteed fixed annuity payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.

The adjusted contract rate is equal to the commutation value interest rate (which is a rate of interest established and identified in the contract specification pages which are provided to all contract owners upon the purchase of a contract), plus the interest rate adjustment.

The interest rate adjustment is equal to;

                             CMT(c) - CMT(i); where

CMT(c) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation); and

CMT(i) = the 10-year Constant Maturity Treasury (CMT) rate in effect on the date of issue of the contract.

The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis. These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.

If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.

CONTINGENT DEFERRED SALES CHARGES (CDSC)

Under term certain income options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken. Nationwide may assess a CDSC if such withdrawals are taken.

The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn. The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

CDSC may be assessed based on amounts withdrawn from variable annuity payment allocations as well as fixed annuity payment allocations.

                                CDSC PERCENTAGES

  NUMBER OF COMPLETED
YEARS FROM DATE OF ISSUE    CDSC PERCENTAGE
------------------------    ---------------
           1                       6%

           2                       6%

           3                       5%

           4                       5%

           5                       4%

           6                       3%

           7                       2%

       Thereafter                  0%

APPENDIX C: ILLUSTRATION OF VARIABLE ANNUITY INCOME

The following charts demonstrate how the assumed investment return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time. Variable income will increase from one income start date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen. Variable income will decrease if the annualized net rate of return is less than the AIR. The first variable annuity payment will be lower if the contract owner selected a 3.5% AIR than if the contract owner selected a 5.0% AIR. However, subsequent variable annuity payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.

Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR. The 6.0% AIR may not be available in all states. (Check with your registered representative regarding availability.) The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return. These are hypothetical rates of return. Nationwide does not guarantee that the contract will earn these returns. The charts are for illustrative purposes only. They do not represent past or future investment returns.

A contract owner's variable annuity income will differ from the income shown if the actual returns of the investment options selected are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate. The total amount of variable annuity income actually received will depend on the cumulative investment returns of the investment options chosen, the contract owner's life span, and the income option chosen. The annuitant's age and sex will also affect the level of annuity payments.

The variable income amounts shown reflect the deduction of all fees and expenses. Actual investment option fees and expenses will vary from year to year and from investment option to investment option. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each investment option will incur expenses at an average annualized rate of 0.95% of the average daily net assets of the investment option. The insurance charges are calculated at an annualized rate of 1.25% of the average daily net assets of the variable account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68% and 9.55%, respectively.

                                  ASSUMPTIONS:
                             Annuitant: Male, Age 70
                             Date of Birth: 01/01/30
                        Annuity Purchase Amount: $100,000
             Income Option: Single Life with a 10 Year Term Certain
                           Income Start Date: 01/01/00
                        Variable Annuity Percentage: 100%
                           Payment Frequency: Monthly


Assumed Gross Return                         0.00%          0.00%         0.00%
Assumed (avg) Fund Mgmt Fee                  0.95%          0.95%         0.95%
Variable Account Charge                      1.25%          1.25%         1.25%
Net Return                                  -2.19%         -2.19%        -2.19%
AIR                                           3.5%           5.0%          6.0%

    First                                    Monthly         Monthly       Monthly
 Payment in                                  Payment         Payment       Payment
    Year                                     Amount          Amount         Amount
      1                                        643             726           783
      2                                        608             676           723
      3                                        574             630           667
      4                                        543             587           615
      5                                        513             547           568
      6                                        485             509           524
      7                                        458             474           483
      8                                        433             442           446
      9                                        409             412           412
     10                                        387             383           380
     11                                        365             357           350
     12                                        345             333           323
     13                                        326             310           298
     14                                        308             289           275
     15                                        291             269           254
     16                                        275             251           234
     17                                        260             233           216
     18                                        246             217           200
     19                                        232             203           184
     20                                        220             189           170
     21                                        208             176           157
     22                                        196             164           145
     23                                        185             153           134
     24                                        175             142           123
     25                                        166             132           114


Assumed Gross Return                               6.00%          6.00%          6.00%
Assumed (avg) Fund Mgmt Fee                        0.95%          0.95%          0.95%
Variable Account Charge                            1.25%          1.25%          1.25%
Net Return                                         3.68%          3.68%          3.68%
AIR                                                 3.5%           5.0%           6.0%


    First                                      Monthly        Monthly        Monthly
Payment in                                     Payment        Payment        Payment
    Year                                        Amount         Amount         Amount
      1                                          643            726            783
      2                                          644            717            766
      3                                          645            708            749
      4                                          646            699            733
      5                                          647            690            717
      6                                          649            682            701
      7                                          650            673            686
      8                                          651            664            671
      9                                          652            656            656
     10                                          653            648            642
     11                                          654            640            628
     12                                          655            632            614
     13                                          657            624            600
     14                                          658            616            587
     15                                          659            608            574
     16                                          660            601            562
     17                                          661            593            550
     18                                          662            586            538
     19                                          663            578            526
     20                                          665            571            514
     21                                          666            564            503
     22                                          667            557            492
     23                                          668            550            481
     24                                          669            543            471
     25                                          670            536            460

Assumed Gross Return                              12.00%         12.00%         12.00%
Assumed (avg) Fund Mgmt Fee                        0.95%          0.95%          0.95%
Variable Account Charge                            1.25%          1.25%          1.25%
Net Return                                         9.55%          9.55%          9.55%
AIR                                                 3.5%           5.0%           6.0%


    First                                      Monthly        Monthly        Monthly
Payment in                                     Payment        Payment        Payment
    Year                                        Amount         Amount         Amount
      1                                              643            726            783
      2                                              681            757            809
      3                                              720            790            836
      4                                              762            825            864
      5                                              807            860            893
      6                                              854            898            923
      7                                              904            936            954
      8                                              957            977            986
      9                                            1,013          1,019          1,019
     10                                            1,072          1,063          1,053
     11                                            1,135          1,110          1,088
     12                                            1,201          1,158          1,125
     13                                            1,271          1,208          1,163
     14                                            1,346          1,260          1,201
     15                                            1,424          1,315          1,242
     16                                            1,507          1,372          1,283
     17                                            1,596          1,431          1,326
     18                                            1,689          1,493          1,371
     19                                            1,788          1,558          1,417
     20                                            1,892          1,625          1,464
     21                                            2,003          1,696          1,513
     22                                            2,120          1,769          1,564
     23                                            2,244          1,846          1,616
     24                                            2,375          1,926          1,670
     25                                            2,513          2,009          1,726

APPENDIX D: DETERMINATION OF THE HIGHEST VARIABLE PAYMENT AMOUNT FOR THE ENHANCED DEATH BENEFIT CALCULATION WHEN PARTIAL WITHDRAWALS HAVE BEEN TAKEN

The following scenario sets forth how the highest annuity payment is determined for purposes of calculating the enhanced death benefit. In the example, the contract owner takes 2 partial withdrawals after the income start date. Note: the partial withdrawal amounts stated have not yet been reduced for any applicable CDSC.

Assume the following sequence of events:

1) Nationwide pays the first five variable annuity payments to the annuitant as scheduled. Just after the fifth variable annuity payment is made, the contract owner's variable account value is $80,000.

2) The contract owner takes a partial withdrawal of $20,000 from the variable account value. As a result of the withdrawal, Nationwide reduces subsequent variable annuity payments proportionally.

3) Nationwide pays the sixth and seventh variable annuity payments. Just after the seventh variable annuity payment is made, the contract owner's variable account value is $59,000.

4) The contract owner takes a partial withdrawal of $5,000 from the variable account value. As a result of the withdrawal, Nationwide reduces subsequent variable annuity payments proportionally.

5)  Nationwide pays the eighth and ninth variable annuity payments.

6) The annuitant dies at age 79 just after Nationwide pays the ninth variable annuity payment.

In order to find the highest adjusted variable annuity payment under the enhanced death benefit calculation, the actual variable annuity payments are proportionally reduced to reflect the partial withdrawals. Consequently, the following adjustments would be made to the variable annuity payments to determine the adjusted variable annuity payment amount for the enhanced death benefit calculation:

1) Adjustment to Variable Annuity Payments 1 through 5: The actual variable annuity payment amount would be multiplied by [(1 - $20,000/$80,000) x (1 - $5,000/$59,000)]. For example, for enhanced death benefit calculation purposes, the calculation for variable annuity payment 1 would be $500.00 x [(1 - 0.25) x (1 - 0.084745)] or $500.00 x 0.686441 or $343.22.

2) Adjustment to Variable Annuity Payments 6 and 7: The actual variable annuity payment amount would be multiplied by (1 - $5,000/$59,000). For example, for enhanced death benefit calculation purposes, the calculation for variable annuity payment 6 would be $386.25 x (1 - 0.084745) or $386.25 x 0.915255 or
    $353.52.

The following table shows the actual annuity payments and the adjusted annuity payments for enhanced death benefit calculation purposes.


                                                                   Adjusted Variable Annuity
  Variable Annuity Payment            Variable Annuity            Payment Amount for Enhanced
           Number                      Payment Amount              Death Benefit Calculation
  ------------------------            ----------------            ---------------------------
              1                             $500.00                           $343.22

              2                             $515.00                           $353.52

              3                             $505.00                           $346.65

              4                             $510.00                           $350.08

              5                             $520.00                           $356.95

              6                             $386.25                           $353.52

              7                             $393.75                           $360.38

              8                             $363.81                           $363.81

              9                             $356.95                           $356.95

Thus, the highest variable annuity payment to be used for calculating the enhanced death benefit in this example is $363.81.

APPENDIX E: CONDENSED FINANCIAL INFORMATION

Annuity income unit values for the units outstanding throughout the period.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
                   (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE
                   DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

                      ANNUITY                                          NUMBER OF
                      INCOME UNIT     ANNUITY         PERCENT CHANGE   ANNUITY
                      VALUE AT        INCOME UNIT     IN ANNUITY       INCOME UNITS
                      BEGINNING OF    VALUE AT END    INCOME UNIT      AT END OF
INVESTMENT OPTION     PERIOD          OF PERIOD       VALUE            PERIOD            YEAR
-----------------     ------------    ------------    --------------   ------------      ----
American Century        14.485724       12.787029         -11.73%           1,110        2000
Variable
Portfolios, Inc. -
American Century VP
Income & Growth --
Q/NQ

American Century        17.662250       14.507647         -17.86%            899         2000
Variable
Portfolios, Inc. --
American Century VP
International - Q/NQ

American Century        11.255628       13.132406         16.67%             246         2000
Variable
Portfolios, Inc. --
American Century VP
Value - Q/NQ

Credit Suisse           12.261224       13.187744          7.56%              0          2000
Warburg Pincus
Trust -- Value
Portfolio(1) -- Q/NQ

Dreyfus Investment      12.888550       12.473885          -3.22%             0          2000
Portfolios --
European Equity
Portfolio --
Initial Shares --
Q/NQ

The Dreyfus             16.386683       14.397461          -12.14%            0          2000
Socially
Responsible Growth
Fund, Inc. --
Initial Shares --
Q/NQ

Dreyfus Stock Index     14.726559       13.193664          -10.41%          2,351        2000
Fund, Inc. --
Initial Shares --
Q/NQ

Dreyfus Variable        13.433832       13.180436          -1.89%             0          2000
Investment Fund
--Appreciation
Portfolio(2) --
Initial Shares --
Q/NQ

(1) Formerly, Warburg Pincus Trust -- Growth & Income Portfolio.
(2) Formerly, Dreyfus Variable Investment Fund -- Capital Appreciation
    Portfolio.

                      ANNUITY                                          NUMBER OF
                      INCOME UNIT     ANNUITY         PERCENT CHANGE   ANNUITY
                      VALUE AT        INCOME UNIT     IN ANNUITY       INCOME UNITS
                      BEGINNING OF    VALUE AT END    INCOME UNIT      AT END OF
INVESTMENT OPTION     PERIOD          OF PERIOD       VALUE            PERIOD            YEAR
-----------------     ------------    ------------    --------------   ------------      ----
Federated Insurance      9.787093        10.675429         9.08%            410          2000
Series -- Federated
Quality Bond Fund
II -- Q/NQ

Fidelity VIP             12.432231       13.297371         6.96%           5,641         2000
Equity-Income
Portfolio: Service
Class -- Q/NQ

Fidelity VIP Growth      17.641868       15.494279        -12.17%          21,563        2000
Portfolio: Service
Class -- Q/NQ

Fidelity VIP High        11.080460       8.468211         -23.58%          1,540         2000
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP             15.890221       12.687275        -20.16%           346          2000
Overseas Portfolio:
Service Class - Q/NQ

Fidelity VIP II          15.447579       14.231074        -7.88%           16,651        2000
Contrafund(R)
Portfolio: Service
Class -- Q/NQ

Fidelity VIP III         12.777351       10.450878        -18.21%            0           2000
Growth
Opportunities
Portfolio: Service
Class -- Q/NQ

Janus Aspen Series       10.000000       8.141323         -18.59%          17,732        2000
-- Capital
Appreciation
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series       10.000000       6.506406         -34.94%          2,574         2000
-- Global
Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series       10.000000       8.178071         -18.22%          6,933         2000
-- International
Growth Portfolio:
Service Shares-Q/NQ

                      ANNUITY                                          NUMBER OF
                      INCOME UNIT     ANNUITY         PERCENT CHANGE   ANNUITY
                      VALUE AT        INCOME UNIT     IN ANNUITY       INCOME UNITS
                      BEGINNING OF    VALUE AT END    INCOME UNIT      AT END OF
INVESTMENT OPTION     PERIOD          OF PERIOD       VALUE            PERIOD            YEAR
-----------------     ------------    ------------    --------------   ------------      ----
NSAT Capital            12.759401        9.257262         -27.45%            0           2000
Appreciation Fund
-- Q/NQ

NSAT Dreyfus NSAT       14.634711       16.650563         13.77%            458          2000
Mid Cap Index
Fund(1)- Q/NQ

NSAT Federated NSAT     13.954430       12.317063         -11.73%            0           2000
Equity Income Fund(2)
-- Q/NQ

NSAT Federated NSAT     10.757403        9.744373         -9.42%           1,338         2000
High Income Bond
Fund(3) -- Q/NQ

NSAT -- Gartmore        10.000000        8.685889         -13.14%            0           2000
NSAT Emerging
Markets Fund-Q/NQ

NSAT -- Gartmore        10.000000        5.999315         -40.01%            0           2000
NSAT Global
Technology and
Communications
Fund-Q/NQ

NSAT -- Gartmore        10.000000        9.221767         -7.78%             0           2000
NSAT International
Growth Fund -- Q/NQ

NSAT Government          9.809384       10.902126         11.14%            403          2000
Bond Fund -- Q/NQ

NSAT J.P. Morgan        10.728485       10.557899         -1.59%            851          2000
NSAT Balanced Fund(4)
-- Q/NQ

NSAT MAS NSAT Multi     10.503468       10.959378          4.34%             0           2000
Sector Bond Fund(5)
-- Q/NQ

NSAT Money Market       10.482530       10.976083          4.71%           25,012        2000
Fund* Q/NQ

----------
 * The 7 day yield on the NSAT Money Market Fund as of December 31, 2000 was 4.86%.
(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.
(4) Formerly, NSAT Nationwide Balanced Fund.
(5) Formerly, NSAT Nationwide Multi Sector Bond Fund.

                      ANNUITY                                          NUMBER OF
                      INCOME UNIT     ANNUITY         PERCENT CHANGE   ANNUITY
                      VALUE AT        INCOME UNIT     IN ANNUITY       INCOME UNITS
                      BEGINNING OF    VALUE AT END    INCOME UNIT      AT END OF
INVESTMENT OPTION     PERIOD          OF PERIOD       VALUE            PERIOD            YEAR
-----------------     ------------    ------------    --------------   ------------      ----
NSAT Nationwide         14.257588       12.345376         -13.41%           729          2000
Global 50 Fund(1) --
Q/NQ

NSAT Nationwide         20.331712       16.831886         -17.21%           162          2000
Small Cap Growth
Fund(2) -- Q/NQ

NSAT Nationwide         15.886176       17.445777          9.82%            912          2000
Small Cap Value
Fund -- Q/NQ

NSAT Nationwide         17.087592       18.376589          7.54%           9,065         2000
Small Company Fund
-- Q/NQ

NSAT Nationwide         11.941061       12.690016          6.27%             0           2000
Strategic Value
Fund -- Q/NQ

NSAT Strong NSAT        22.735718       18.999657         -16.43%            0           2000
Mid Cap Growth
Fund(3) -- Q/NQ

NSAT Total Return       12.637807       12.216049         -3.34%           7,132         2000
Fund -- Q/NQ

NSAT Turner NSAT        10.000000        6.324975         -36.75%            0           2000
Growth Focus
Fund-Q/NQ

Neuberger Berman        13.966839       13.949218         -0.13%             0           2000
AMT Guardian
Portfolio -- Q/NQ

----------
(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(3) Formerly, NSAT Nationwide Strategic Growth Fund.

                      ANNUITY                                          NUMBER OF
                      INCOME UNIT     ANNUITY         PERCENT CHANGE   ANNUITY
                      VALUE AT        INCOME UNIT     IN ANNUITY       INCOME UNITS
                      BEGINNING OF    VALUE AT END    INCOME UNIT      AT END OF
INVESTMENT OPTION     PERIOD          OF PERIOD       VALUE            PERIOD            YEAR
-----------------     ------------    ------------    --------------   ------------      ----
Neuberger Berman        20.820318       19.027345         -8.61%           3,860         2000
AMT Mid-Cap Growth
Portfolio -- Q/NQ

Neuberger Berman        12.531553       12.462618         -0.55%             0           2000
AMT Partners
Portfolio - Q/NQ

Oppenheimer             23.496887       20.596567         -12.34%          4,147         2000
Variable Account
Funds --
Oppenheimer Aggressive
Growth Fund/VA - Q/NQ

Oppenheimer             17.836627       17.574219         -1.47%           4,021         2000
Variable Account
Funds --
Oppenheimer Capital
Appreciation
Fund/VA - Q/NQ

Oppenheimer             10.000000        9.518646         -4.81%           16,998        2000
Variable Account
Funds --
Oppenheimer Global
Securities Fund/VA
-- Q/NQ

Oppenheimer             14.599387       13.152642         -9.91%           10,114        2000
Variable Account
Funds --
Oppenheimer Main
Street Growth &
Income Fund/VA --
Q/NQ

Strong Opportunity      10.000000        9.772739         -2.27%             0           2000
Fund II, Inc.-Q/NQ

The Universal           14.562396       16.018934         10.00%             0           2000
Institutional
Funds, Inc. --
Emerging Markets
Debt Portfolio(1) --
Q/NQ

----------
(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.- Emerging Markets Debt Portfolio.

                      ANNUITY                                          NUMBER OF
                      INCOME UNIT     ANNUITY         PERCENT CHANGE   ANNUITY
                      VALUE AT        INCOME UNIT     IN ANNUITY       INCOME UNITS
                      BEGINNING OF    VALUE AT END    INCOME UNIT      AT END OF
INVESTMENT OPTION     PERIOD          OF PERIOD       VALUE            PERIOD            YEAR
-----------------     ------------    ------------    --------------   ------------      ----
The Universal           10.000000        8.617166         -13.83%            0           2000
Institutional
Funds-Mid Cap
Growth
Portfolio-Q/NQ

The Universal           12.466313       12.959009          3.95%           2,013         2000
Institutional
Funds-U.S. Real
Estate
Portfolio-Q/NQ

Van Eck Worldwide       23.931619       13.739047         -42.59%            0           2000
Insurance Trust --
Worldwide Emerging
Markets Fund -- Q/NQ

Van Eck Worldwide       12.641312       13.907561         10.02%             0           2000
Insurance Trust --                                                                       2000
Worldwide Hard
Assets Fund -- Q/NQ

The Janus Aspen Series -- Capital Appreciation Portfolio: Service Shares, Janus Aspen Series -- Global Technology Portfolio: Service Shares, and Janus Aspen Series -- International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds -- Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. -- Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc.- U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 23, 2000 through December 31, 2000.

The NSAT-Gartmore NSAT Emerging Markets Funds, the NSAT-Gartmore NSAT Global Technology and Communications Fund, the NSAT-Gartmore NSAT International Growth Fund and the NSAT-Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)

                      (VARIABLE ACCOUNT CHARGES OF 1.45% OF
                 THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

                        ANNUITY                                          NUMBER OF
                        INCOME UNIT     ANNUITY         PERCENT CHANGE   ANNUITY
                        VALUE AT        INCOME UNIT     IN ANNUITY       INCOME UNITS
                        BEGINNING OF    VALUE AT END    INCOME UNIT      AT END OF
INVESTMENT OPTION       PERIOD          OF PERIOD       VALUE            PERIOD          YEAR
-----------------       ------------    ------------    --------------   ------------    ----
American Century           14.543892    12.812521        -11.90%             0           2000
Variable                   12.504468    14.543892         16.31%             0           1999
Portfolios, Inc. -
American Century VP
Income & Growth --
Q/NQ

American Century           19.483474    15.971330        -18.03%             0           2000
Variable                   12.051405    19.483474         61.67%             0           1999
Portfolios, Inc. --
American Century VP
International - Q/NQ

American Century           11.012072    12.822378         16.44%             0           2000
Variable                   11.269864    11.012072         -2.29%             0           1999
Portfolios, Inc. --
American Century VP
Value - Q/NQ

Credit Suisse              12.444575    13.358023          7.34%             0           2000
Warburg Pincus             11.885603    12.444575          4.70%             0           1999
Trust -- Value
Portfolio(1) -- Q/NQ

Dreyfus Investment         12.881775    12.442209         -3.41%             0           2000
Portfolios --              10.000000    12.881775         28.82%             0           1999
European Equity
Portfolio --
Initial Shares --
Q/NQ

The Dreyfus                16.375184    14.358357        -12.32%             0           2000
Socially                   12.773638    16.375184         28.20%           8,277         1999
Responsible Growth
Fund, Inc. --
Initial Shares --
Q/NQ

Dreyfus Stock Index        14.801530    13.234124        -10.59%             0           2000
Fund, Inc. --              12.453273    14.801530         18.86%            495          1999
Initial Shares --
Q/NQ

Dreyfus Variable           13.597232    13.313894         -2.08%             0           2000
Investment Fund            12.379057    13.597232          9.84%             0           1999
--Appreciation
Portfolio(2) --
Initial Shares --
Q/NQ

----------
(1) Formerly, Warburg Pincus Trust-- Growth & Income Portfolio.
(2) Formerly, Dreyfus Variable Investment Fund -- Capital Appreciation
    Portfolio.

                        ANNUITY                                          NUMBER OF
                        INCOME UNIT     ANNUITY         PERCENT CHANGE   ANNUITY
                        VALUE AT        INCOME UNIT     IN ANNUITY       INCOME UNITS
                        BEGINNING OF    VALUE AT END    INCOME UNIT      AT END OF
INVESTMENT OPTION       PERIOD          OF PERIOD       VALUE            PERIOD          YEAR
-----------------       ------------    ------------    --------------   ------------    ----
Federated Insurance         9.773948    10.639621          8.86%              0          2000
Series -- Federated        10.000000     9.773948         -2.26%              0          1999
Quality Bond Fund
II -- Q/NQ

Fidelity VIP               12.355641    13.188860          6.74%              0          2000
Equity-Income              11.799375    12.355641          4.71%            288          1999
Portfolio: Service
Class -- Q/NQ

Fidelity VIP Growth        17.457597    15.301552        -12.35%              0          2000
Portfolio: Service         12.903107    17.457597         35.30%            214          1999
Class -- Q/NQ

Fidelity VIP High          11.205978     8.546878        -23.73%            411          2000
Income Portfolio:          10.521282    11.205978          6.51%              0          1999
Service Class - Q/NQ

Fidelity VIP               17.095933    13.622435        -20.32%              0          2000
Overseas Portfolio:        12.176593    17.095933         40.40%              0          1999
Service Class - Q/NQ

Fidelity VIP II            15.643260    14.382315         -8.06%              0          2000
Contrafund(R)              12.785888    15.643260         22.53%              0          1999
Portfolio: Service
Class -- Q/NQ

Fidelity VIP III           12.627255    10.307281        -18.37%              0          2000
Growth                     12.298659    12.627255          2.67%            285          1999
Opportunities
Portfolio: Service
Class -- Q/NQ

Janus Aspen Series         10.000000     8.126129        -18.74%              0          2000
-- Capital
Appreciation
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series         10.000000     6.494235        -35.06%              0          2000
-- Global
Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series         10.000000    8.162793         -18.37%          1,526          2000
-- International
Growth Portfolio:
Service Shares-Q/NQ

                        ANNUITY                                          NUMBER OF
                        INCOME UNIT     ANNUITY         PERCENT CHANGE   ANNUITY
                        VALUE AT        INCOME UNIT     IN ANNUITY       INCOME UNITS
                        BEGINNING OF    VALUE AT END    INCOME UNIT      AT END OF
INVESTMENT OPTION       PERIOD          OF PERIOD       VALUE            PERIOD          YEAR
-----------------       ------------    ------------    --------------   ------------    ----
NSAT Capital               12.772360     9.247972         -27.59%            0           2000
Appreciation Fund          12.428639    12.772360           2.77%          276           1999
-- Q/NQ

NSAT Dreyfus NSAT          14.589957    16.566203          13.55%            0           2000
Mid Cap Index              12.243049    14.589957          19.17%            0           1999
Fund(1)-Q/NQ

NSAT Federated NSAT        13.821079    12.174767         -11.91%          414           2000
Equity Income Fund(2)      11.835834    13.821079          16.77%            0           1999
-- Q/NQ

NSAT Federated NSAT        10.505688     9.497186          -9.60%            0           2000
High Income Bond           10.330681    10.505688           1.69%            0           1999
Fund(3) -- Q/NQ

NSAT -- Gartmore           10.000000     8.681644         -13.18%            0           2000
NSAT Emerging
Markets Fund-Q/NQ

NSAT -- Gartmore           10.000000     5.996363         -40.04%            0           2000
NSAT Global
Technology and
Communications
Fund-Q/NQ

NSAT -- Gartmore           10.000000     9.217263          -7.83%            0           2000
NSAT International
Growth Fund -- Q/NQ

NSAT Government             9.473867    10.508016          10.92%            0           2000
Bond Fund -- Q/NQ           9.844366     9.473867          -3.67%            0           1999

NSAT J.P. Morgan           10.604669    10.415037          -1.79%        1,303           2000
NSAT Balanced Fund(4)      10.668044    10.604669          -0.59%            0           1999
-- Q/NQ

NSAT MAS NSAT Multi        10.245290    10.668471           4.13%            0           2000
Sector Bond Fund(5)        10.236779    10.245290           0.08%            0           1999
-- Q/NQ

NSAT Money Market          10.422427    10.891167           4.50%            0           2000
Fund* Q/NQ                 10.086763    10.422427           3.33%            0           1999

----------
 * The 7 day yield on the NSAT Money Market Fund as of December 31, 2000 was 4.66%.
(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.
(4) Formerly, NSAT Nationwide Balanced Fund.
(5) Formerly, NSAT Nationwide Multi Sector Bond Fund.

                        ANNUITY                                          NUMBER OF
                        INCOME UNIT     ANNUITY         PERCENT CHANGE   ANNUITY
                        VALUE AT        INCOME UNIT     IN ANNUITY       INCOME UNITS
                        BEGINNING OF    VALUE AT END    INCOME UNIT      AT END OF
INVESTMENT OPTION       PERIOD          OF PERIOD       VALUE            PERIOD          YEAR
-----------------       ------------    ------------    --------------   ------------    ----
NSAT Nationwide            14.781243    12.773009         -13.59%            0           2000
Global 50 Fund(1) --       12.201492    14.781243         21.14%             0           1999
Q/NQ

NSAT Nationwide            20.304522    16.775454         -17.38%           232          2000
Small Cap Growth           10.000000    20.304522         103.05%           199          1999
Fund(2) -- Q/NQ

NSAT Nationwide            16.318704    17.884672          9.60%             0           2000
Small Cap Value            12.952944    16.318704         25.98%            232          1999
Fund -- Q/NQ

NSAT Nationwide            17.191574    18.451164          7.33%             0           2000
Small Company Fund         12.112381    17.191574         41.93%             0           1999
-- Q/NQ

NSAT Nationwide            12.434581    13.187886          6.06%             0           2000
Strategic Value            13.017199    12.434581         -4.48%             0           1999
Fund -- Q/NQ

NSAT Strong NSAT           23.046789    19.220739         -16.60%            0           2000
Mid Cap Growth             12.657572    23.046789         82.08%             0           1999
Fund(3) -- Q/NQ

NSAT Total Return          12.628895                                                     2000
Fund -- Q/NQ               11.982735    12.628895          5.39%           10,384        1999

NSAT Turner NSAT           10.000000     6.321864         -36.78%            0           2000
Growth Focus
Fund-Q/NQ

Neuberger Berman           14.583938    14.536223         -0.33%             0           2000
AMT Guardian               12.875671    14.583938         13.27%             0           1999
Portfolio -- Q/NQ

----------
(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(3) Formerly, NSAT Nationwide Strategic Growth Fund.

                        ANNUITY                                          NUMBER OF
                        INCOME UNIT     ANNUITY         PERCENT CHANGE   ANNUITY
                        VALUE AT        INCOME UNIT     IN ANNUITY       INCOME UNITS
                        BEGINNING OF    VALUE AT END    INCOME UNIT      AT END OF
INVESTMENT OPTION       PERIOD          OF PERIOD       VALUE            PERIOD          YEAR
-----------------       ------------    ------------    --------------   ------------    ----
Neuberger Berman        21.331920       19.455564          -8.80%             0          2000
AMT Mid-Cap Growth      14.065578       21.331920          51.66%             0          1999
Portfolio -- Q/NQ

Neuberger Berman        12.536312       12.442244          -0.75%             0          2000
AMT Partners            11.847572       12.536312           5.81%             0          1999
Portfolio - Q/NQ

Oppenheimer             23.849355       20.863367         -12.52%             0          1999
Variable Account        13.180191       23.849355          80.95%             0
Funds --
Oppenheimer
Aggressive Growth
Fund/VA - Q/NQ

Oppenheimer             18.474301       18.165855          -1.67%             0          2000
Variable Account        13.233333       18.474301          39.60%            168         1999
Funds --
Oppenheimer Capital
Appreciation
Fund/VA - Q/NQ

Oppenheimer             10.000000        9.505903          -4.94%             0          2000
Variable Account
Funds --
Oppenheimer Global
Securities Fund/VA
- Q/NQ

Oppenheimer             14.788879       13.296520         -10.09%            964         2000
Variable Account        12.329765       14.788879          19.94%             0          1999
Funds --
Oppenheimer Main
Street Growth &
Income Fund/VA --
Q/NQ

Strong Opportunity      10.000000        9.759650          -2.40%             0          2000
Fund II, Inc.-Q/NQ

The Universal           14.516616       15.936413          9.78%              0          2000
Institutional           11.385439       14.516616          27.50%             0          1999
Funds, Inc. --
Emerging Markets
Debt Portfolio(1) --
Q/NQ

----------
(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.- Emerging Markets Debt Portfolio.

                        ANNUITY                                          NUMBER OF
                        INCOME UNIT     ANNUITY         PERCENT CHANGE   ANNUITY
                        VALUE AT        INCOME UNIT     IN ANNUITY       INCOME UNITS
                        BEGINNING OF    VALUE AT END    INCOME UNIT      AT END OF
INVESTMENT OPTION       PERIOD          OF PERIOD       VALUE            PERIOD          YEAR
-----------------       ------------    ------------    --------------   ------------    ----
The Universal           10.000000        8.605609         -13.94%             0          2000
Institutional
Funds-Mid Cap
Growth
Portfolio-Q/NQ

The Universal           10.000000       12.501983          3.90%              0          2000
Institutional
Funds-U.S. Real
Estate
Portfolio-Q/NQ

Van Eck Worldwide       24.916384       14.275487         -42.71%            0           2000
Insurance Trust --      12.623166       24.916384         97.39%             0           1999
Worldwide Emerging
Markets Fund -- Q/NQ

Van Eck Worldwide       11.817233       12.974758          9.80%             0           2000
Insurance Trust --       9.909760       11.817233         19.25%             0           1999
Worldwide Hard
Assets Fund -- Q/NQ

The Janus Aspen Series -- Capital Appreciation Portfolio: Service Shares, Janus Aspen Series -- Global Technology Portfolio: Service Shares, and Janus Aspen Series -- International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds -- Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. -- Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc.- U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 23, 2000 through December 31, 2000.

The NSAT-Gartmore NSAT Emerging Markets Funds, the NSAT-Gartmore NSAT Global Technology and Communications Fund, the NSAT-Gartmore NSAT International Growth Fund and the NSAT-Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2001

         Individual Single Premium Immediate Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza 01-05-P1, Columbus, Ohio 43215-2220, or calling 1-800-243-6295, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                           PAGE
General Information and History............................................   1
Services...................................................................   1
Purchase of Securities Being Offered.......................................   2
Underwriters...............................................................   2
Calculations of Performance................................................   2
Annuity Payments...........................................................   3
Financial Statements.......................................................   4


GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract/commutation value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the investment options. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the investment options. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular investment options. These fees in no way affect the net asset value of the investment options or fees paid by the contract owner.

The audited financial statements of Nationwide Life Insurance Company and Nationwide Variable Account-9 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2000, 1999 and 1998, no underwriting commissions were paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT -- Gartmore GVIT Money Market Fund:
Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one annuity unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT -- Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield for the maximum number of options available as of December 31, 2000 (1.45%) was 4.66%. The GVIT -- Gartmore GVIT Money Market Fund: Class I's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT -- Gartmore GVIT Money Market Fund: Class I. The GVIT -- Gartmore GVIT Money Market Fund: Class I's seven-day effective yield for the maximum number of options available as of December 31, 2000 (1.45%) was 4.77%.

The GVIT -- Gartmore GVIT Money Market Fund: Class I's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT -- Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT -- Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT -- Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the annuity unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the maximum CDSC and the deduction of all variable account charges that could be assessed to a contract if all available options were chosen as of December 31, 2000 (1.45%), but does not reflect a deduction for premium taxes, which may be imposed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $35,000 and the deduction of charges for the base contract (1.25%). An assumed initial investment of $35,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the investment option has been available in the variable account if the investment option has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the investment option has been in existence. If the underlying investment option has been available in the variable account for less than one year (or if the underlying investment option has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-9:

       We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 16, 2001



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         32,924,538 shares (cost $237,296,679) .....................................................         $  234,093,466

      American Century VP - American Century VP International (ACVPInt)
         28,970,744 shares (cost $290,524,737) .....................................................            296,370,709

      American Century VP - American Century VP Value (ACVPValue)
         14,556,936 shares (cost $86,080,505) ......................................................             97,094,763

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         8,374,170 shares (cost $300,707,725) ......................................................            288,657,641

      Dreyfus Stock Index Fund (DryStkIx)
         36,770,950 shares (cost $1,274,768,926) ...................................................          1,250,212,315

      Dreyfus IP - European Equities Portfolio (DryEuroEq)
         1,337,552 shares (cost $19,640,209) .......................................................             20,036,531

      Dreyfus VIF - Appreciation Portfolio (DryAp)
         4,583,616 shares (cost $172,573,854) ......................................................            178,348,514

      Federated Quality Bond Fund II (FedQualBd)
         6,050,469 shares (cost $61,269,035) .......................................................             64,861,027

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         20,259,637 shares (cost $495,496,484) .....................................................            515,607,773

      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         23,946,833 shares (cost $1,150,437,103) ...................................................          1,041,687,248

      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         21,214,111 shares (cost $219,051,148) .....................................................            172,895,001

      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         6,268,799 shares (cost $125,524,965) ......................................................            124,999,847

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
         25,769,290 shares (cost $635,699,944) .....................................................            609,959,089

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         10,026,683 shares (cost $216,653,494) .....................................................            177,472,284

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         14,280,764 shares (cost $455,388,606) .....................................................            379,011,473

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
         34,523,309 shares (cost $337,026,001) .....................................................            226,127,677

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)
         9,473,539 shares (cost $313,011,699) ......................................................            290,269,247

      Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt)
         2,502,307 shares (cost $18,817,239) .......................................................             17,290,940


      Morgan Stanley: UIF - Mid Cap Growth Portfolio (MSMidCapG)
         630,321 shares (cost $8,579,970) ..........................................................              7,784,465

      Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)
         5,698,668 shares (cost $64,591,886) .......................................................             65,591,667

      Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBal)
         10,472,584 shares (cost $109,781,068) .....................................................            104,621,114

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         15,824,297 shares (cost $371,395,129) .....................................................            232,300,679

      Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt)
         13,965 shares (cost $104,551) .............................................................                104,877

      Nationwide SAT - Equity Income Fund - Federated (NSATEqInc)
         4,280,076 shares (cost $54,197,167) .......................................................             51,318,107

      Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobTC)
         753,418 shares (cost $6,897,656) ..........................................................              5,537,621

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         30,227,074 shares (cost $341,168,303) .....................................................            345,797,728

      Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc)
         315,508 shares (cost $2,139,780) ..........................................................              1,883,580

      Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd)
         7,017,614 shares (cost $67,388,671) .......................................................             55,298,796

      Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
         46,748 shares (cost $396,875) .............................................................                403,439

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCapIx)
         6,578,423 shares (cost $89,512,426) .......................................................             89,137,636

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         788,106,856 shares (cost $788,106,856) ....................................................            788,106,856

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd)
         10,171,162 shares (cost $96,133,717) ......................................................             94,388,384

      Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
         3,826,839 shares (cost $49,030,045) .......................................................             44,582,673

      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
         4,295,435 shares (cost $84,439,575) .......................................................             69,757,857

      Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
         16,073,077 shares (cost $163,730,625) .....................................................            139,835,772

      Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
         11,356,800 shares (cost $254,067,175) .....................................................            227,135,997

      Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal)
         2,197,969 shares (cost $21,496,011) .......................................................             22,067,608

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATStMidCp)
         10,527,703 shares (cost $223,852,488) .....................................................            175,075,700

      Nationwide SAT - Total Return Fund (NSATTotRe)
         48,352,525 shares (cost $783,996,294) .....................................................            562,823,394

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY CONTINUED


      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         5,185,274 shares (cost $79,302,909) .......................................................             82,601,413

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         12,683,733 shares (cost $330,874,942) .....................................................            285,130,311

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         7,433,551 shares (cost $127,806,399) ......................................................            120,200,525

      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
         5,753,968 shares (cost $529,462,908) ......................................................            407,208,348

      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
         9,397,202 shares (cost $440,567,970) ......................................................            438,191,552

      Oppenheimer Global Securities Fund/VA (OppGlSec)
         1,538,946 shares (cost $45,710,290) .......................................................             46,676,218

      Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
         15,554,577 shares (cost $353,803,389) .....................................................            330,690,313

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,652,126 shares (cost $43,377,820) .......................................................             39,551,904

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         3,900,310 shares (cost $33,604,238) .......................................................             32,333,571

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         807,683 shares (cost $9,341,599) ..........................................................              9,748,739

      Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk)
         1,304,072 shares (cost $12,882,567) .......................................................             12,871,196

      Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)
         196,192 shares (cost $1,977,136) ..........................................................              2,336,649

      Victory Portfolios - Investment Quality Bond Fund Class A Shares (VPInvQBd)
         221,575 shares (cost $2,205,184) ..........................................................              2,268,923

      W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         2,727 shares (cost $19,237) ...............................................................                 19,237

      W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         665 shares (cost $4,870) ..................................................................                  4,870

      W & R Target Funds, Inc. - Bond Portfolio (WRBond)
         2,315 shares (cost $12,107) ...............................................................                 12,107

      W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         1,657 shares (cost $20,217) ...............................................................                 20,217

      W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         1,442 shares (cost $14,253) ...............................................................                 14,253

      W & R Target Funds, Inc. - International Portfolio (WRInt)
         333 shares (cost $2,614) ..................................................................                  2,614


      W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         413 shares (cost $5,891) ..................................................................                  5,891

      W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)
         329 shares (cost $2,675) ..................................................................                  2,675

      Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPGPVenCp)
         1,119,892 shares (cost $21,192,907) .......................................................             15,252,928

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,186,211 shares (cost $26,175,651) .......................................................             23,458,044

      Warburg Pincus Trust - Value Portfolio (WPValue)
         1,653,943 shares (cost $19,787,351) .......................................................             20,988,535
                                                                                                           ----------------

            Total investments ......................................................................         10,938,140,528

   Accounts receivable .............................................................................                351,761
                                                                                                           ----------------

            Total assets ...........................................................................         10,938,492,289

Accounts Payable ...................................................................................                      -
                                                                                                           ----------------
Contract owners' equity (note 4) ...................................................................       $ 10,938,492,289
                                                                                                           ================





See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2000

                                                         Total                ACVPIncGr          ACVPInt              ACVPValue
Investment activity:
  Reinvested dividends ..........................   $    139,579,263             975,363             295,124             493,863
  Mortality and expense risk charges (note 2) ...        (97,805,656)         (2,185,159)         (2,982,887)           (584,893)
                                                    ----------------        ------------     ---------------        ------------
     Net investment activity ....................         41,773,607          (1,209,796)         (2,687,763)            (91,030)
                                                    ----------------        ------------     ---------------        ------------

  Proceeds from mutual funds shares sold ........     10,440,016,039           4,793,468       1,377,019,588          48,833,424
  Cost of mutual fund shares sold ...............    (10,409,659,644)         (3,863,467)     (1,382,022,195         (51,892,714)
                                                    ----------------        ------------     ---------------        ------------
     Realized gain (loss) on investments ........         30,356,395             930,001          (5,002,607)         (3,059,290)
  Change in unrealized gain (loss)
     on investments .............................     (1,781,902,249)        (25,836,925)        (41,510,698)         14,273,281
                                                    ----------------        ------------     ---------------        ------------
     Net gain (loss) on investments .............     (1,751,545,854)        (24,906,924)        (46,513,305)         11,213,991
                                                    ----------------        ------------     ---------------        ------------
  Reinvested capital gains ......................        605,527,710                   -           4,412,512           1,263,708
                                                    ----------------        ------------     ---------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (1,104,244,537)        (26,116,720)        (44,788,556)         12,386,669
                                                    ================        ============     ===============        ============


                                                         DrySRGro             DryStkIx          DryEuroEq               DryAp
Investment activity:
  Reinvested dividends ..........................          2,354,678          11,216,894              44,169           1,175,198
  Mortality and expense risk charges (note 2) ...         (2,653,530)        (11,940,120)           (137,524)         (1,742,273)
                                                    ----------------        ------------     ---------------        ------------
     Net investment activity ....................           (298,852)           (723,226)            (93,355)           (567,075)
                                                    ----------------        ------------     ---------------        ------------

  Proceeds from mutual funds shares sold ........            552,994          37,702,768          47,417,960          23,439,214
  Cost of mutual fund shares sold ...............           (385,951)        (28,293,224)        (48,429,947)        (19,553,477)
                                                    ----------------        ------------     ---------------        ------------
     Realized gain (loss) on investments ........            167,043           9,409,544          (1,011,987)          3,885,737
  Change in unrealized gain (loss)
     on investments .............................        (37,295,339)       (160,748,036)            195,900          (9,163,752)
                                                    ----------------        ------------     ---------------        ------------
     Net gain (loss) on investments .............        (37,128,296)       (151,338,492)           (816,087)         (5,278,015)
                                                    ----------------        ------------     ---------------        ------------
  Reinvested capital gains ......................                  -          19,988,077             465,237           1,997,656
                                                    ----------------        ------------     ---------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        (37,427,148)       (132,073,641)           (444,205)         (3,847,434)
                                                    ================        ============     ===============        ============


                                                         FedQualBd           FidVIPEIS         FidVIPGrS          FidVIPHIS
Investment activity:
  Reinvested dividends ..........................      $    150,951          5,982,279            618,228         12,720,862
  Mortality and expense risk charges (note 2) ...          (342,492)        (4,198,068)        (9,917,579)        (1,947,368)
                                                       ------------         ----------       ------------        -----------
     Net investment activity ....................          (191,541)         1,784,211         (9,299,351)        10,773,494
                                                       ------------         ----------       ------------        -----------

  Proceeds from mutual funds shares sold ........         5,694,391         57,565,467         43,657,694         83,668,886
  Cost of mutual fund shares sold ...............        (5,575,491)       (60,558,462)       (33,767,989)       (95,672,220)
                                                       ------------         ----------       ------------        -----------
     Realized gain (loss) on investments ........           118,900         (2,992,995)         9,889,705        (12,003,334)
  Change in unrealized gain (loss)
     on investments .............................         3,607,712         10,955,127       (223,848,501)       (47,739,384)
                                                       ------------         ----------       ------------        -----------
     Net gain (loss) on investments .............         3,726,612          7,962,132       (213,958,796)       (59,742,718)
                                                       ------------         ----------       ------------        -----------
  Reinvested capital gains ......................                 -         23,074,503         73,816,434                  -
                                                       ------------         ----------       ------------        -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $  3,535,071         32,820,846       (149,441,713)       (48,969,224)
                                                       ============         ==========       ============        ===========


                                                         FidVIPOvS          FidVIPConS        FidVIPGrOpS         JanCapAp
Investment activity:
  Reinvested dividends ..........................         1,457,064          1,560,219          2,415,304          2,653,485
  Mortality and expense risk charges (note 2) ...        (1,301,748)        (5,670,121)        (1,962,561)        (2,816,688)
                                                       ------------         ----------       ------------        -----------
     Net investment activity ....................           155,316         (4,109,902)           452,743           (163,203)
                                                       ------------         ----------       ------------        -----------

  Proceeds from mutual funds shares sold ........       927,477,255         20,398,439         34,671,746         35,659,781
  Cost of mutual fund shares sold ...............      (945,759,560)       (16,776,313)       (34,090,223)       (39,441,295)
                                                       ------------         ----------       ------------        -----------
     Realized gain (loss) on investments ........       (18,282,305)         3,622,126            581,523         (3,781,514)
  Change in unrealized gain (loss)
     on investments .............................       (11,652,447)      (102,500,793)       (51,769,543)       (76,377,132)
                                                       ------------         ----------       ------------        -----------
     Net gain (loss) on investments .............       (29,934,752)       (98,878,667)       (51,188,020)       (80,158,646)
                                                       ------------         ----------       ------------        -----------
  Reinvested capital gains ......................         9,430,441         56,635,936         12,702,709                  -
                                                       ------------         ----------       ------------        -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       (20,348,995)       (46,352,633)       (38,032,568)       (80,321,849)
                                                       ============         ==========       ============        ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000


                                                        JanGlobTech          JanInGro              MSEmMkt             MSMidCapG
Investment activity:
  Reinvested dividends ..........................      $   1,370,040          10,387,489           1,761,928                   -
  Mortality and expense risk charges (note 2) ...         (2,185,228)         (2,174,541)           (121,754)            (21,581)
                                                       -------------       -------------         -----------          ----------
     Net investment activity ....................           (815,188)          8,212,948           1,640,174             (21,581)
                                                       -------------       -------------         -----------          ----------

  Proceeds from mutual funds shares sold ........         24,692,034         384,240,436          27,021,962           4,272,566
  Cost of mutual fund shares sold ...............        (29,664,462)       (437,155,277)        (26,281,709)         (4,346,207)
                                                       -------------       -------------         -----------          ----------
     Realized gain (loss) on investments ........         (4,972,428)        (52,914,841)            740,253             (73,641)
  Change in unrealized gain (loss)
     on investments .............................       (110,898,324)        (22,742,452)         (1,355,540)           (795,505)
                                                       -------------       -------------         -----------          ----------
     Net gain (loss) on investments .............       (115,870,752)        (75,657,293)           (615,287)           (869,146)
                                                       -------------       -------------         -----------          ----------
  Reinvested capital gains ......................                  -                   -                   -              11,925
                                                       -------------       -------------         -----------          ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $(116,685,940)        (67,444,345)          1,024,887            (878,802)
                                                       =============       =============         ===========          ==========


                                                           MSUSRE             NSATBal             NSATCapAp            NSATEmMkt
Investment activity:
  Reinvested dividends ..........................         13,013,770           2,513,385             531,132                   -
  Mortality and expense risk charges (note 2) ...           (411,207)           (901,375)         (3,063,589)               (879)
                                                       -------------       -------------         -----------          ----------
     Net investment activity ....................         12,602,563           1,612,010          (2,532,457)               (879)
                                                       -------------       -------------         -----------          ----------

  Proceeds from mutual funds shares sold ........         80,476,873           8,224,750          93,748,391           1,171,518
  Cost of mutual fund shares sold ...............        (77,675,540)         (8,457,795)        (95,870,256)         (1,259,406)
                                                       -------------       -------------         -----------          ----------
     Realized gain (loss) on investments ........          2,801,333            (233,045)         (2,121,865)            (87,888)
  Change in unrealized gain (loss)
     on investments .............................          2,954,436          (3,168,340)       (136,041,722)                326
                                                       -------------       -------------         -----------          ----------
     Net gain (loss) on investments .............          5,755,769          (3,401,385)       (138,163,587)            (87,562)
                                                       -------------       -------------         -----------          ----------
  Reinvested capital gains ......................            319,950                   -          52,248,895                   -
                                                       -------------       -------------         -----------          ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......         18,678,282          (1,789,375)        (88,447,149)            (88,441)
                                                       =============       =============         ===========          ==========


                                                       NSATEqInc         NSATGlobTC         NSATGvtBd           NSATGrFoc
Investment activity:
  Reinvested dividends ..........................   $      385,938                 -        16,623,159                    -
  Mortality and expense risk charges (note 2) ...         (435,584)          (13,870)       (2,770,030)              (4,841)
                                                    --------------       -----------       -----------        -------------
     Net investment activity ....................          (49,646)          (13,870)       13,853,129               (4,841)
                                                    --------------       -----------       -----------        -------------

  Proceeds from mutual funds shares sold ........        1,541,391         6,285,147        57,991,928            9,033,429
  Cost of mutual fund shares sold ...............       (1,190,804)       (7,342,673)      (60,850,399)          (9,539,050)
                                                    --------------       -----------       -----------        -------------
     Realized gain (loss) on investments ........          350,587        (1,057,526)       (2,858,471)            (505,621)
  Change in unrealized gain (loss)
     on investments .............................       (7,052,261)       (1,360,035)       19,607,075             (256,200)
                                                    --------------       -----------       -----------        -------------
     Net gain (loss) on investments .............       (6,701,674)       (2,417,561)       16,748,604             (761,821)
                                                    --------------       -----------       -----------        -------------
  Reinvested capital gains ......................                -           114,212                 -                    -
                                                    --------------       -----------       -----------        -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   (6,751,320)       (2,317,219)       30,601,733             (766,662)
                                                    ==============       ===========       ===========        =============


                                                      NSATHIncBd         NSATIntGr        NSATMidCapIx          NSATMyMkt
Investment activity:
  Reinvested dividends ..........................        5,389,444                 -           362,699           31,183,634
  Mortality and expense risk charges (note 2) ...         (538,902)           (1,346)         (475,540)          (5,893,706)
                                                    --------------       -----------       -----------       --------------
     Net investment activity ....................        4,850,542            (1,346)         (112,841)          25,289,928
                                                    --------------       -----------       -----------       --------------

  Proceeds from mutual funds shares sold ........        5,699,324         2,028,608         9,061,322        5,009,593,348
  Cost of mutual fund shares sold ...............       (6,235,258)       (2,074,095)       (6,749,167)      (5,009,593,348)
                                                    --------------       -----------       -----------       --------------
     Realized gain (loss) on investments ........         (535,934)          (45,487)        2,312,155                    -
  Change in unrealized gain (loss)
     on investments .............................       (9,518,647)            6,563        (1,917,919)                   -
                                                    --------------       -----------       -----------       --------------
     Net gain (loss) on investments .............      (10,054,581)          (38,924)          394,236                    -
                                                    --------------       -----------       -----------       --------------
  Reinvested capital gains ......................                -                 -         3,108,525                    -
                                                    --------------       -----------       -----------       --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       (5,204,039)          (40,270)        3,389,920           25,289,928
                                                    ==============       ===========       ===========       ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                    NSATMSecBd        NSATGlob50      NSATSmCapG      NSATSmCapV
Investment activity:
  Reinvested dividends ..........................   $  4,964,197         371,082               -               -
  Mortality and expense risk charges (note 2) ...       (754,308)       (461,234)       (517,795)     (1,092,180)
                                                    ------------      ----------     -----------     -----------
     Net investment activity ....................      4,209,889         (90,152)       (517,795)     (1,092,180)
                                                    ------------      ----------     -----------     -----------

  Proceeds from mutual funds shares sold ........     15,142,656      45,312,116      31,332,189      89,450,696
  Cost of mutual fund shares sold ...............    (16,558,849)    (43,351,491)    (30,045,795)    (87,114,799)
                                                    ------------      ----------     -----------     -----------
     Realized gain (loss) on investments ........     (1,416,193)      1,960,625       1,286,394       2,335,897
  Change in unrealized gain (loss)
     on investments .............................        864,606      (9,742,003)    (17,955,941)    (21,605,961)
                                                    ------------      ----------     -----------     -----------
     Net gain (loss) on investments .............       (551,587)     (7,781,378)    (16,669,547)    (19,270,064)
                                                    ------------      ----------     -----------     -----------
  Reinvested capital gains ......................              -       1,639,194         775,379      26,714,354
                                                    ------------      ----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  3,658,302      (6,232,336)    (16,411,963)      6,352,110
                                                    ============      ==========     ===========     ===========


                                                      NSATSmCo         NSATStrVal    NSATStMidCp      NSATTotRe
Investment activity:
  Reinvested dividends ..........................         47,090         181,892               -       3,496,436
  Mortality and expense risk charges (note 2) ...     (1,899,169)       (202,888)     (1,850,520)     (5,377,862)
                                                    ------------      ----------     -----------     -----------
     Net investment activity ....................     (1,852,079)        (20,996)     (1,850,520)     (1,881,426)
                                                    ------------      ----------     -----------     -----------

  Proceeds from mutual funds shares sold ........    285,496,042      27,036,783      67,842,750      38,972,107
  Cost of mutual fund shares sold ...............   (270,843,325)    (26,884,696)    (47,433,484)    (36,746,756)
                                                    ------------      ----------     -----------     -----------
     Realized gain (loss) on investments ........     14,652,717         152,087      20,409,266       2,225,351
  Change in unrealized gain (loss)
     on investments .............................    (43,187,481)      1,229,421     (68,420,907)   (228,097,732)
                                                    ------------      ----------     -----------     -----------
     Net gain (loss) on investments .............    (28,534,764)      1,381,508     (48,011,641)   (225,872,381)
                                                    ------------      ----------     -----------     -----------
  Reinvested capital gains ......................     39,062,828               -       7,110,947     207,299,915
                                                    ------------      ----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      8,675,985       1,360,512     (42,751,214)    (20,453,892)
                                                    ============      ==========     ===========     ===========


                                                     NBAMTGuard       NBAMTMCGr        NBAMTPart      OppAggGro
Investment activity:
  Reinvested dividends ..........................   $    354,768               -         921,060               -
  Mortality and expense risk charges (note 2) ...       (740,750)     (2,509,235)     (1,196,114)     (3,913,210)
                                                    ------------     -----------     -----------   -------------
     Net investment activity ....................       (385,982)     (2,509,235)       (275,054)     (3,913,210)
                                                    ------------     -----------     -----------   -------------

  Proceeds from mutual funds shares sold ........     15,985,614      78,689,175      50,157,504     351,052,088
  Cost of mutual fund shares sold ...............    (13,831,373)    (45,249,194)    (60,058,172)   (308,128,855)
                                                    ------------     -----------     -----------   -------------
     Realized gain (loss) on investments ........      2,154,241      33,439,981      (9,900,668)     42,923,233
  Change in unrealized gain (loss)
     on investments .............................     (2,906,624)    (79,901,703)    (10,212,756)   (160,398,654)
                                                    ------------     -----------     -----------   -------------
     Net gain (loss) on investments .............       (752,383)    (46,461,722)    (20,113,424)   (117,475,421)
                                                    ------------     -----------     -----------   -------------
  Reinvested capital gains ......................              -          56,886      19,587,870       9,393,044
                                                    ------------     -----------     -----------   -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (1,138,365)    (48,914,071)       (800,608)   (111,995,587)
                                                    ============     ===========     ===========   =============



                                                       OppCapAp        OppGlSec        OppGrInc        StOpp2
Investment activity:
  Reinvested dividends ..........................        293,986               -         666,213               -
  Mortality and expense risk charges (note 2) ...     (3,525,188)       (174,028)     (2,634,271)       (153,189)
                                                    ------------     -----------     -----------   -------------
     Net investment activity ....................     (3,231,202)       (174,028)     (1,968,058)       (153,189)
                                                    ------------     -----------     -----------   -------------

  Proceeds from mutual funds shares sold ........     24,808,409     149,651,288       2,205,427       5,978,364
  Cost of mutual fund shares sold ...............    (16,558,288)   (150,970,496)     (1,972,537)     (5,970,402)
                                                    ------------     -----------     -----------   -------------
     Realized gain (loss) on investments ........      8,250,121      (1,319,208)        232,890           7,962
  Change in unrealized gain (loss)
     on investments .............................    (43,595,783)        965,928     (39,536,083)     (3,825,916)
                                                    ------------     -----------     -----------   -------------
     Net gain (loss) on investments .............    (35,345,662)       (353,280)    (39,303,193)     (3,817,954)
                                                    ------------     -----------     -----------   -------------
  Reinvested capital gains ......................     15,688,516               -       8,795,854       4,138,882
                                                    ------------     -----------     -----------   -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (22,888,348)       (527,308)    (32,475,397)        167,739
                                                    ============     ===========     ===========   =============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                      VEWrldEMkt        VEWrldHAs         VVIFDStk        VVIFSmCoOpp
Investment activity:
  Reinvested dividends ..........................   $           -           72,408           74,756           10,194
  Mortality and expense risk charges (note 2) ...        (453,093)         (85,087)         (87,068)          (8,559)
                                                    -------------     ------------       ----------        ---------
     Net investment activity ....................        (453,093)         (12,679)         (12,312)           1,635
                                                    -------------     ------------       ----------        ---------

  Proceeds from mutual funds shares sold ........     204,950,211       72,984,061          327,515           56,842
  Cost of mutual fund shares sold ...............    (217,927,467)     (72,577,918)        (315,113)         (54,432)
                                                    -------------     ------------       ----------        ---------
     Realized gain (loss) on investments ........     (12,977,256)         406,143           12,402            2,410
  Change in unrealized gain (loss)
     on investments .............................      (7,305,424)         140,154         (175,395)         347,726
                                                    -------------     ------------       ----------        ---------
     Net gain (loss) on investments .............     (20,282,680)         546,297         (162,993)         350,136
                                                    -------------     ------------       ----------        ---------
  Reinvested capital gains ......................               -                -                -                -
                                                    -------------     ------------       ----------        ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (20,735,773)         533,618         (175,305)         351,771
                                                    =============     ============       ==========        =========

                                                       VPInvQBd        WRAsStrat           WRBal            WRBond
Investment activity:
  Reinvested dividends ..........................         122,727                -                -                -
  Mortality and expense risk charges (note 2) ...         (11,153)               -                -                -
                                                    -------------     ------------       ----------        ---------
     Net investment activity ....................         111,574                -                -                -
                                                    -------------     ------------       ----------        ---------

  Proceeds from mutual funds shares sold ........         376,668                -                -                -
  Cost of mutual fund shares sold ...............        (383,429)               -                -                -
                                                    -------------     ------------       ----------        ---------
     Realized gain (loss) on investments ........          (6,761)               -                -                -
  Change in unrealized gain (loss)
     on investments .............................          96,171                -                -                -
                                                    -------------     ------------       ----------        ---------
     Net gain (loss) on investments .............          89,410                -                -                -
                                                    -------------     ------------       ----------        ---------
  Reinvested capital gains ......................               -                -                -                -
                                                    -------------     ------------       ----------        ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......         200,984                -                -                -
                                                    =============     ============       ==========        =========


                                                   WRCoreEq     WRGrowth        WRInt         WRSciTech
Investment activity:
  Reinvested dividends ..........................   $   -              -               -               -
  Mortality and expense risk charges (note 2) ...       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Net investment activity ....................       -              -               -               -
                                                    -----      ---------      ----------      ----------

  Proceeds from mutual funds shares sold ........       -              -               -               -
  Cost of mutual fund shares sold ...............       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Realized gain (loss) on investments ........       -              -               -               -
  Change in unrealized gain (loss)
     on investments .............................       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Net gain (loss) on investments .............       -              -               -               -
                                                    -----      ---------      ----------      ----------
  Reinvested capital gains ......................       -              -               -               -
                                                    -----      ---------      ----------      ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   -              -               -               -
                                                    =====      =========      ==========      ==========


                                                    WRSmCap     WPValue         WPIntEq        WPGPVenCp
Investment activity:
  Reinvested dividends ..........................       -        219,420         146,735               -
  Mortality and expense risk charges (note 2) ...       -       (204,367)       (339,607)       (217,797)
                                                    -----    -----------    ------------     -----------
     Net investment activity ....................       -         15,053        (192,872)       (217,797)
                                                    -----    -----------    ------------     -----------

  Proceeds from mutual funds shares sold ........       -     13,471,734     360,129,112      34,970,586
  Cost of mutual fund shares sold ...............       -    (13,215,228)   (363,209,282)    (29,890,289)
                                                    -----    -----------    ------------     -----------
     Realized gain (loss) on investments ........       -        256,506      (3,080,170)      5,080,297
  Change in unrealized gain (loss)
     on investments .............................       -      1,010,977      (6,782,621)    (10,957,173)
                                                    -----    -----------    ------------     -----------
     Net gain (loss) on investments .............       -      1,267,483      (9,862,791)     (5,876,876)
                                                    -----    -----------    ------------     -----------
  Reinvested capital gains ......................       -        201,406       3,528,115       1,943,800
                                                    -----    -----------    ------------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       -      1,483,942      (6,527,548)     (4,150,873)
                                                    =====    ===========    ============     ===========



See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2000 and 1999


                                                           Total                                   ACVPIncGr
                                                   2000                   1999               2000                1999
Investment activity:
  Net investment income ................   $     41,773,607          24,303,288          (1,209,796)         (1,014,095)
  Realized gain (loss) on investments ..         30,356,395          85,415,650             930,001           1,458,548
  Change in unrealized gain (loss)
     on investments ....................     (1,781,902,249)        529,140,404         (25,836,925)         18,056,144
  Reinvested capital gains .............        605,527,710         115,192,705                   -                   -
                                           ----------------       -------------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (1,104,244,537)        754,052,047         (26,116,720)         18,500,597
                                           ----------------       -------------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................      6,126,593,729       3,413,685,206         114,866,482          95,493,563
  Transfers between funds ..............                  -                   -          (7,158,659)          7,831,668
  Redemptions ..........................       (593,866,768)       (221,905,485)        (11,026,496)         (4,154,414)
  Annuity benefits .....................           (387,184)             (1,253)            (10,805)                  -
  Annual contract maintenance charges
     (note 2) ..........................           (200,831)                  -              (7,835)                  -
  Contingent deferred sales charges
     (note 2) ..........................        (10,261,819)         (4,399,205)           (212,538)            (78,156)
  Adjustments to maintain reserves .....         (9,306,361)            (62,185)             29,939              (3,119)
                                           ----------------       -------------         -----------         -----------
       Net equity transactions .........      5,512,570,766       3,187,317,078          96,480,088          99,089,542
                                           ----------------       -------------         -----------         -----------

Net change in contract owners' equity ..      4,408,326,229       3,941,369,125          70,363,368         117,590,139
Contract owners' equity beginning
  of period ............................      6,530,166,060       2,588,796,935         163,760,413          46,170,274
                                           ----------------       -------------         -----------         -----------
Contract owners' equity end of period ..   $ 10,938,492,289       6,530,166,060         234,123,781         163,760,413
                                           ================       =============         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................        465,965,599         221,242,846          10,793,179           3,531,124
                                           ----------------       -------------         -----------         -----------
  Units purchased ......................        877,382,518         504,539,677          11,012,024           9,128,009
  Units redeemed .......................       (488,431,694)       (259,816,924)         (4,151,108)         (1,865,954)
                                           ----------------       -------------         -----------         -----------
  Ending units .........................        854,916,423         465,965,599          17,654,095          10,793,179
                                           ================       =============         ===========         ===========


                                                           ACVPInt                                  ACVPValue
                                                   2000                1999                 2000                 1999
Investment activity:
  Net investment income ................         (2,687,763)           (948,065)            (91,030)            (77,590)
  Realized gain (loss) on investments ..         (5,002,607)         21,545,495          (3,059,290)           (689,158)
  Change in unrealized gain (loss)
     on investments ....................        (41,510,698)         46,969,672          14,273,281          (3,132,639)
  Reinvested capital gains .............          4,412,512                   -           1,263,708           2,152,580
                                           ----------------       -------------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        (44,788,556)         67,567,102          12,386,669          (1,746,807)
                                           ----------------       -------------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................        171,600,796          64,810,675          32,022,673          20,132,932
  Transfers between funds ..............        (11,419,011)         13,920,028          17,720,480            (324,126)
  Redemptions ..........................        (14,208,058)         (3,040,821)         (3,330,296)         (1,325,735)
  Annuity benefits .....................             (1,304)                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................             (2,429)                  -                (393)                  -
  Contingent deferred sales charges
     (note 2) ..........................           (276,499)            (57,293)            (62,387)            (31,100)
  Adjustments to maintain reserves .....             17,235               3,134              83,061                (221)
                                           ----------------       -------------         -----------         -----------
       Net equity transactions .........        145,710,730          75,635,723          46,433,138          18,451,750
                                           ----------------       -------------         -----------         -----------

Net change in contract owners' equity ..        100,922,174         143,202,825          58,819,807          16,704,943
Contract owners' equity beginning
  of period ............................        195,444,988          52,242,163          38,355,932          21,650,989
                                           ----------------       -------------         -----------         -----------
Contract owners' equity end of period ..        296,367,162         195,444,988          97,175,739          38,355,932
                                           ================       =============         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................         10,249,666           4,403,484           3,621,109           2,025,790
                                           ----------------       -------------         -----------         -----------
  Units purchased ......................         10,015,585          25,184,965          13,398,790           3,327,972
  Units redeemed .......................         (1,307,393)        (19,338,783)         (9,260,998)         (1,732,653)
                                           ----------------       -------------         -----------         -----------
  Ending units .........................         18,957,858          10,249,666           7,758,901           3,621,109
                                           ================       =============         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                         DrySRGro                           DryStkIx
                                                 2000              1999             2000                1999
Investment activity:
  Net investment income ................   $     (298,852)         (854,255)         (723,226)        1,159,244
  Realized gain (loss) on investments ..          167,043           737,163         9,409,544         2,518,860
  Change in unrealized gain (loss)
     on investments ....................      (37,295,339)       21,902,824      (160,748,036)      103,762,225
  Reinvested capital gains .............                -         5,506,089        19,988,077         6,286,659
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (37,427,148)       27,291,821      (132,073,641)      113,726,988
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      161,412,256        88,613,989       552,164,395       474,442,086
  Transfers between funds ..............       12,434,467        15,489,812       (30,707,971)       54,840,182
  Redemptions ..........................      (14,088,350)       (3,496,257)      (67,406,606)      (24,356,262)
  Annuity benefits .....................          (15,894)                -           (60,355)                -
  Annual contract maintenance charges
     (note 2) ..........................          (22,766)                -           (43,549)                -
  Contingent deferred sales charges
     (note 2) ..........................         (283,845)          (62,705)       (1,282,750)         (501,167)
  Adjustments to maintain reserves .....          (25,618)             (233)            3,064               827
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      159,410,250       100,544,606       452,666,228       504,425,666
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      121,983,102       127,836,427       320,592,587       618,152,654
Contract owners' equity beginning
  of period ............................      166,642,026        38,805,599       929,607,317       311,454,663
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $  288,625,128       166,642,026     1,250,199,904       929,607,317
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................        9,959,872         2,978,393        59,725,015        23,720,922
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       13,114,341         8,790,843        57,688,534        48,213,520
  Units redeemed .......................       (3,340,215)       (1,809,364)      (26,883,999)      (12,209,427)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       19,733,998         9,959,872        90,529,550        59,725,015
                                           ==============    ==============    ==============    ==============

                                                       DryEuroEq                              DryAp
                                                2000              1999             2000                1999
Investment activity:
  Net investment income ................          (93,355)            1,857          (567,075)         (242,833)
  Realized gain (loss) on investments ..       (1,011,987)          116,825         3,885,737         1,407,988
  Change in unrealized gain (loss)
     on investments ....................          195,900           200,421        (9,163,752)        9,643,177
  Reinvested capital gains .............          465,237            20,286         1,997,656           612,835
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (444,205)          339,389        (3,847,434)       11,421,167
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       15,305,300           526,129        56,093,593       101,641,759
  Transfers between funds ..............        3,615,357         1,278,795       (28,587,786)         (277,522)
  Redemptions ..........................         (564,054)          (10,356)      (10,437,967)       (4,721,764)
  Annuity benefits .....................             (396)                -            (9,350)                -
  Annual contract maintenance charges
     (note 2) ..........................              (31)                -            (8,526)                -
  Contingent deferred sales charges
     (note 2) ..........................           (7,585)                -          (232,038)         (112,549)
  Adjustments to maintain reserves .....           (1,518)              (29)            5,161            (1,052)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       18,347,073         1,794,539        16,823,087        96,528,872
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       17,902,868         2,133,928        12,975,653       107,950,039
Contract owners' equity beginning
  of period ............................        2,133,928                 -       165,362,029        57,411,990
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..       20,036,796         2,133,928       178,337,682       165,362,029
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          165,469                 -        11,442,779         4,345,651
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        6,412,478           166,272         3,231,107        10,352,838
  Units redeemed .......................       (4,972,088)             (803)       (1,989,950)       (3,255,710)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        1,605,859           165,469        12,683,936        11,442,779
                                           ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      FedQualBd                           FidVIPEIS
                                                2000              1999               2000                1999
Investment activity:
  Net investment income ................   $     (191,541)          (19,926)        1,784,211           276,884
  Realized gain (loss) on investments ..          118,900               561        (2,992,995)          412,361
  Change in unrealized gain (loss)
     on investments ....................        3,607,712           (15,720)       10,955,127         1,517,647
  Reinvested capital gains .............                -                 -        23,074,503         6,899,485
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,535,071           (35,085)       32,820,846         9,106,377
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       43,993,646         5,376,015       174,170,691       178,867,332
  Transfers between funds ..............       12,145,600         2,358,597       (29,077,665)       (7,116,225)
  Redemptions ..........................       (2,254,252)         (251,679)      (23,938,568)      (15,062,722)
  Annuity benefits .....................           (1,058)                -            (1,735)                -
  Annual contract maintenance charges
     (note 2) ..........................              (15)                -            (5,050)                -
  Contingent deferred sales charges
     (note 2) ..........................          (10,213)           (1,674)         (445,155)         (279,245)
  Adjustments to maintain reserves .....           14,029               757           (10,554)           (3,780)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       53,887,737         7,482,016       120,691,964       156,405,360
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       57,422,808         7,446,931       153,512,810       165,511,737
Contract owners' equity beginning
  of period ............................        7,446,931                 -       362,084,796       196,573,059
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $   64,869,739         7,446,931       515,597,606       362,084,796
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          759,756                 -        30,054,428        17,214,676
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        6,833,526           785,433        26,437,067        19,001,003
  Units redeemed .......................       (1,524,547)          (25,677)      (16,792,729)       (6,161,251)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        6,068,735           759,756        39,698,766        30,054,428
                                           ==============    ==============    ==============    ==============


                                                        FidVIPGrS                          FidVIPHIS
                                                 2000              1999              2000               1999
Investment activity:
  Net investment income ................       (9,299,351)       (2,857,145)       10,773,494         8,524,706
  Realized gain (loss) on investments ..        9,889,705         5,074,750       (12,003,334)       (7,151,085)
  Change in unrealized gain (loss)
     on investments ....................     (223,848,501)       98,493,324       (47,739,384)        7,299,162
  Reinvested capital gains .............       73,816,434        15,475,451                 -           373,243
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (149,441,713)      116,186,380       (48,969,224)        9,046,026
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      595,544,756       306,170,035        84,042,564        81,385,530
  Transfers between funds ..............       39,393,582        96,715,312       (45,395,916)       10,885,567
  Redemptions ..........................      (51,172,934)      (19,374,716)      (12,916,647)       (8,253,422)
  Annuity benefits .....................          (36,664)                -            (1,103)                -
  Annual contract maintenance charges
     (note 2) ..........................          (21,707)                -            (2,358)                -
  Contingent deferred sales charges
     (note 2) ..........................         (930,991)         (654,127)         (203,015)         (109,715)
  Adjustments to maintain reserves .....          (18,136)          (12,461)              583              (414)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      582,757,906       382,844,043        25,524,108        83,907,546
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      433,316,193       499,030,423       (23,445,116)       92,953,572
Contract owners' equity beginning
  of period ............................      608,360,296       109,329,873       196,340,692       103,387,120
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..    1,041,676,489       608,360,296       172,895,576       196,340,692
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................       32,663,000         7,899,480        18,906,184        10,786,671
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       53,784,950        37,186,449        19,481,588        19,151,947
  Units redeemed .......................      (21,516,374)      (12,422,929)      (16,833,231)      (11,032,434)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       64,931,576        32,663,000        21,554,541        18,906,184
                                           ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      FidVIPOvS                         FidVIPConS
                                                2000             1999             2000              1999
Investment activity:
  Net investment income ................   $     155,316          (37,735)      (4,109,902)      (1,862,227)
  Realized gain (loss) on investments ..     (18,282,305)      11,318,460        3,622,126          280,432
  Change in unrealized gain (loss)
     on investments ....................     (11,652,447)      10,631,802     (102,500,793)      58,793,652
  Reinvested capital gains .............       9,430,441          691,619       56,635,936        5,159,836
                                           -------------    -------------    -------------     ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (20,348,995)      22,604,146      (46,352,633)      62,371,693
                                           -------------    -------------    -------------     ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      70,114,178       31,661,483      279,920,230      210,779,869
  Transfers between funds ..............     (11,336,752)      13,663,206      (20,109,306)      32,806,150
  Redemptions ..........................      (5,797,870)      (1,724,410)     (27,709,617)      (9,615,920)
  Annuity benefits .....................         (12,741)               -          (16,590)               -
  Annual contract maintenance charges
     (note 2) ..........................            (647)               -          (17,553)               -
  Contingent deferred sales charges
     (note 2) ..........................         (82,326)         (34,214)        (571,546)        (187,997)
  Adjustments to maintain reserves .....          55,233           (5,141)         (80,970)          (1,122)
                                           -------------    -------------    -------------     ------------
       Net equity transactions .........      52,939,075       43,560,924      231,414,648      233,780,980
                                           -------------    -------------    -------------     ------------

Net change in contract owners' equity ..      32,590,080       66,165,070      185,062,015      296,152,673
Contract owners' equity beginning
  of period ............................      92,437,608       26,272,538      424,819,690      128,667,017
                                           -------------    -------------    -------------     ------------
Contract owners' equity end of period ..   $ 125,027,688       92,437,608      609,881,705      424,819,690
                                           =============    =============    =============     ============


CHANGES IN UNITS:
  Beginning units ......................       5,905,380        2,378,635       27,031,978       10,045,452
                                           -------------    -------------    -------------     ------------
  Units purchased ......................      76,402,686       19,618,300       24,701,756       21,082,656
  Units redeemed .......................     (72,446,597)     (16,091,555)      (9,542,894)      (4,096,130)
                                           -------------    -------------    -------------     ------------
  Ending units .........................       9,861,469        5,905,380       42,190,840       27,031,978
                                           =============    =============    =============     ============

                                                     FidVIPGrOpS                        JanCapAp
                                                2000             1999             2000          1999
Investment activity:
  Net investment income ................         452,743         (505,350)        (163,203)         -
  Realized gain (loss) on investments ..         581,523        2,824,087       (3,781,514)         -
  Change in unrealized gain (loss)
     on investments ....................     (51,769,543)         700,174      (76,377,132)         -
  Reinvested capital gains .............      12,702,709        2,093,404                -          -
                                           -------------    -------------    -------------     ------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (38,032,568)       5,112,315      (80,321,849)         -
                                           -------------    -------------    -------------     ------

Equity transactions:
  Purchase payments received from
     contract owners ...................      64,032,347      111,530,050      366,569,594          -
  Transfers between funds ..............     (44,904,154)      (2,530,648)     105,606,666          -
  Redemptions ..........................     (11,434,053)      (6,562,117)     (12,687,236)         -
  Annuity benefits .....................          (9,659)               -           (7,141)         -
  Annual contract maintenance charges
     (note 2) ..........................          (1,990)               -             (443)         -
  Contingent deferred sales charges
     (note 2) ..........................        (215,072)        (125,543)        (158,020)         -
  Adjustments to maintain reserves .....           9,299            2,854           32,580          -
                                           -------------    -------------    -------------     ------
       Net equity transactions .........       7,476,718      102,314,596      459,356,000          -
                                           -------------    -------------    -------------     ------

Net change in contract owners' equity ..     (30,555,850)     107,426,911      379,034,151          -
Contract owners' equity beginning
  of period ............................     208,028,456      100,601,545                -          -
                                           -------------    -------------    -------------     ------
Contract owners' equity end of period ..     177,472,606      208,028,456      379,034,151          -
                                           =============    =============    =============     ======


CHANGES IN UNITS:
  Beginning units ......................      15,778,837        7,846,207                -          -
                                           -------------    -------------    -------------     ------
  Units purchased ......................       7,812,251       12,878,863       41,344,136          -
  Units redeemed .......................      (7,064,114)      (4,946,233)      (1,338,310)         -
                                           -------------    -------------    -------------     ------
  Ending units .........................      16,526,974       15,778,837       40,005,826          -
                                           =============    =============    =============     ======



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                   JanGlobTech                JanInGro
                                                  2000       1999         2000        1999
Investment activity:
  Net investment income ................     $    (815,188)     -         8,212,948      -
  Realized gain (loss) on investments ..        (4,972,428)     -       (52,914,841)     -
  Change in unrealized gain (loss)
     on investments ....................      (110,898,324)     -       (22,742,452)     -
  Reinvested capital gains .............                 -      -                 -      -
                                             -------------    ---     -------------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (116,685,940)     -       (67,444,345)     -
                                             -------------    ---     -------------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       256,863,272      -       285,820,460      -
  Transfers between funds ..............        95,852,810      -        80,274,764      -
  Redemptions ..........................        (9,789,744)     -        (8,224,464)     -
  Annuity benefits .....................            (7,779)     -            (7,985)     -
  Annual contract maintenance charges
     (note 2) ..........................              (612)     -              (419)     -
  Contingent deferred sales charges
     (note 2) ..........................          (158,536)     -           (96,809)     -
  Adjustments to maintain reserves .....            63,970      -           (19,437)     -
                                             -------------    ---     -------------    ---
       Net equity transactions .........       342,823,381      -       357,746,110      -
                                             -------------    ---     -------------    ---

Net change in contract owners' equity ..       226,137,441      -       290,301,765      -
Contract owners' equity beginning
  of period ............................                 -      -                 -      -
                                             -------------    ---     -------------    ---
Contract owners' equity end of period ..     $ 226,137,441      -       290,301,765      -
                                             =============    ===     =============    ===


CHANGES IN UNITS:
  Beginning units ......................                 -      -                 -      -
                                             -------------    ---     -------------      -
  Units purchased ......................        36,004,276      -        30,726,087      -
  Units redeemed .......................        (1,275,029)     -          (836,028)     -
                                             -------------    ---     -------------      -
  Ending units .........................        34,729,247      -        29,890,059      -
                                             =============    ===     =============    ===

                                                         MSEmMkt                           MSMidCapG
                                                  2000               1999               2000       1999
Investment activity:
  Net investment income ................         1,640,174            743,512            (21,581)     -
  Realized gain (loss) on investments ..           740,253           (278,354)           (73,641)     -
  Change in unrealized gain (loss)
     on investments ....................        (1,355,540)           798,575           (795,505)     -
  Reinvested capital gains .............                 -                  -             11,925      -
                                             -------------      -------------      -------------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         1,024,887          1,263,733           (878,802)     -
                                             -------------      -------------      -------------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................         5,135,699          2,576,386          5,262,458      -
  Transfers between funds ..............         5,238,054           (170,498)         3,535,282      -
  Redemptions ..........................          (808,451)          (205,541)          (131,528)     -
  Annuity benefits .....................                 -                  -               (627)     -
  Annual contract maintenance charges
     (note 2) ..........................              (103)                 -                  -      -
  Contingent deferred sales charges
     (note 2) ..........................           (11,623)            (2,930)            (2,318)     -
  Adjustments to maintain reserves .....               327                  4               (111)     -
                                             -------------      -------------      -------------    ---
       Net equity transactions .........         9,553,903          2,197,421          8,663,156      -
                                             -------------      -------------      -------------    ---

Net change in contract owners' equity ..        10,578,790          3,461,154          7,784,354      -
Contract owners' equity beginning
  of period ............................         6,712,494          3,251,340                  -      -
                                             -------------      -------------      -------------    ---
Contract owners' equity end of period ..        17,291,284          6,712,494          7,784,354      -
                                             =============      =============      =============      =


CHANGES IN UNITS:
  Beginning units ......................           665,922            439,302                  -      -
                                             -------------      -------------      -------------    ---
  Units purchased ......................           929,343          1,073,867            849,514      -
  Units redeemed .......................          (190,992)          (847,247)           (20,222)     -
                                             -------------      -------------      -------------    ---
  Ending units .........................         1,404,273            665,922            829,292      -
                                             =============      =============      =============    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                         MSUSRE                              NSATBal
                                                 2000               1999              2000              1999
Investment activity:
  Net investment income ................     $ 12,602,563           981,436         1,612,010         1,534,982
  Realized gain (loss) on investments ..        2,801,333        (1,291,147)         (233,045)           46,794
  Change in unrealized gain (loss)
     on investments ....................        2,954,436          (722,279)       (3,168,340)       (2,325,487)
  Reinvested capital gains .............          319,950                 -                 -            10,762
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       18,678,282        (1,031,990)       (1,789,375)         (732,949)
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       20,826,430         8,349,713        46,546,340        40,680,546
  Transfers between funds ..............       16,556,157        (3,211,414)       (7,981,627)       (2,694,018)
  Redemptions ..........................       (1,793,241)         (943,773)       (5,941,381)       (2,544,229)
  Annuity benefits .....................                -                 -              (560)                -
  Annual contract maintenance charges
     (note 2) ..........................             (120)                -            (1,164)                -
  Contingent deferred sales charges
     (note 2) ..........................          (26,471)          (21,748)         (106,034)          (32,122)
  Adjustments to maintain reserves .....       (9,786,882)             (165)            5,006            44,627
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       25,775,873         4,172,613        32,520,580        35,454,804
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       44,454,155         3,140,623        30,731,205        34,721,855
Contract owners' equity beginning
  of period ............................       21,151,811        18,011,188        73,894,926        39,173,071
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 65,605,966        21,151,811       104,626,131        73,894,926
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        2,410,128         1,990,027         6,828,549         3,613,585
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        9,646,859         2,127,935         5,628,778         4,333,511
  Units redeemed .......................       (6,372,355)       (1,707,834)       (2,617,120)       (1,118,547)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        5,684,632         2,410,128         9,840,207         6,828,549
                                             ============      ============      ============      ============


                                                        NSATCapAp                       NSATEmMkt
                                                  2000             1999             2000        1999
Investment activity:
  Net investment income ................       (2,532,457)         (893,159)             (879)     -
  Realized gain (loss) on investments ..       (2,121,865)        3,118,604           (87,888)     -
  Change in unrealized gain (loss)
     on investments ....................     (136,041,722)      (18,009,623)              326      -
  Reinvested capital gains .............       52,248,895        22,036,681                 -      -
                                             ------------      ------------      ------------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (88,447,149)        6,252,503           (88,441)     -
                                             ------------      ------------      ------------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................       70,219,052       186,868,647            67,486      -
  Transfers between funds ..............      (73,437,312)      (33,840,307)          127,309      -
  Redemptions ..........................      (17,516,902)      (12,585,838)           (1,578)     -
  Annuity benefits .....................          (14,847)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................          (11,435)                -                 -      -
  Contingent deferred sales charges
     (note 2) ..........................         (425,092)         (275,367)                -      -
  Adjustments to maintain reserves .....           24,576           (12,885)               91      -
                                             ------------      ------------      ------------   ----
       Net equity transactions .........      (21,161,960)      140,154,250           193,308      -
                                             ------------      ------------      ------------   ----

Net change in contract owners' equity ..     (109,609,109)      146,406,753           104,867      -
Contract owners' equity beginning
  of period ............................      341,934,234       195,527,481                 -      -
                                             ------------      ------------      ------------   ----
Contract owners' equity end of period ..      232,325,125       341,934,234           104,867      -
                                             ============      ============      ============   ====


CHANGES IN UNITS:
  Beginning units ......................       24,935,324        14,630,149                 -      -
                                             ------------      ------------      ------------   ----
  Units purchased ......................       12,426,701        17,295,891            12,904      -
  Units redeemed .......................      (13,939,019)       (6,990,716)             (288)     -
                                             ------------      ------------      ------------   ----
  Ending units .........................       23,423,006        24,935,324            12,616      -
                                             ============      ============      ============   ====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        NSATEqInc                      NSATGlobTC
                                                  2000              1999              2000      1999
Investment activity:
  Net investment income ................     $    (49,646)         (119,626)          (13,870)     -
  Realized gain (loss) on investments ..          350,587           128,839        (1,057,526)     -
  Change in unrealized gain (loss)
     on investments ....................       (7,052,261)        3,294,853        (1,360,035)     -
  Reinvested capital gains .............                -            10,580           114,212      -
                                             ------------       -----------        ----------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (6,751,320)        3,314,646        (2,317,219)     -
                                             ------------       -----------        ----------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................       30,102,882        10,827,322         2,276,687      -
  Transfers between funds ..............        3,858,095         1,031,331         5,889,821      -
  Redemptions ..........................       (2,736,832)       (1,057,143)          (62,719)     -
  Annuity benefits .....................           (1,665)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................             (186)                -               (26)     -
  Contingent deferred sales charges
     (note 2) ..........................          (40,522)          (20,478)              (82)     -
  Adjustments to maintain reserves .....            2,432               (31)         (214,515)     -
                                             ------------       -----------        ----------   ----
       Net equity transactions .........       31,184,204        10,781,001         7,889,166      -
                                             ------------       -----------        ----------   ----

Net change in contract owners' equity ..       24,432,884        14,095,647         5,571,947      -
Contract owners' equity beginning
  of period ............................       26,887,620        12,791,973                 -      -
                                             ------------       -----------        ----------   ----
Contract owners' equity end of period ..     $ 51,320,504        26,887,620         5,571,947      -
                                             ============       ===========        ==========   ====


CHANGES IN UNITS:
  Beginning units ......................        1,974,337         1,104,160                 -      -
                                             ------------       -----------        ----------   ----
  Units purchased ......................        3,006,832         1,082,834           896,490      -
  Units redeemed .......................         (726,894)         (212,657)          (23,407)     -
                                             ------------       -----------        ----------   ----
  Ending units .........................        4,254,275         1,974,337           873,083      -
                                             ============       ===========        ==========   ====


                                                        NSATGvtBd                        NSATGrFoc
                                                2000                1999              2000      1999

Investment activity:
  Net investment income ................       13,853,129         9,200,297            (4,841)     -
  Realized gain (loss) on investments ..       (2,858,471)         (512,129)         (505,621)     -
  Change in unrealized gain (loss)
     on investments ....................       19,607,075       (15,046,720)         (256,200)     -
  Reinvested capital gains .............                -           458,147                 -      -
                                             ------------        ----------         ---------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       30,601,733        (5,900,405)         (766,662)     -
                                             ------------        ----------         ---------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................      103,503,151       155,714,369           443,630      -
  Transfers between funds ..............      (10,659,484)      (31,118,681)        2,215,215      -
  Redemptions ..........................      (19,065,772)      (12,549,617)           (3,456)     -
  Annuity benefits .....................           (5,111)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................           (2,531)                -                (7)     -
  Contingent deferred sales charges
     (note 2) ..........................         (301,999)         (152,236)                -      -
  Adjustments to maintain reserves .....           10,440            (5,324)           (5,269)     -
                                             ------------        ----------         ---------   ----
       Net equity transactions .........       73,478,694       111,888,511         2,650,113      -
                                             ------------        ----------         ---------   ----

Net change in contract owners' equity ..      104,080,427       105,988,106         1,883,451      -
Contract owners' equity beginning
  of period ............................      241,727,767       135,739,661                 -      -
                                             ------------        ----------         ---------   ----
Contract owners' equity end of period ..      345,808,194       241,727,767         1,883,451      -
                                             ============        ==========         =========   ====


CHANGES IN UNITS:
  Beginning units ......................       23,054,706        12,410,863                 -      -
                                             ------------        ----------         ---------   ----
  Units purchased ......................       22,268,670        21,453,996           304,546      -
  Units redeemed .......................      (15,244,412)      (10,810,153)           (2,336)     -
                                             ------------        ----------         ---------   ----
  Ending units .........................       30,078,964        23,054,706           302,210      -
                                             ============        ==========         =========   ====

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        NSATHIncBd                       NSATIntGr
                                                  2000               1999               2000     1999
Investment activity:
  Net investment income ................     $  4,850,542         3,317,386            (1,346)     -
  Realized gain (loss) on investments ..         (535,934)         (774,018)          (45,487)     -
  Change in unrealized gain (loss)
     on investments ....................       (9,518,647)       (1,931,626)            6,563      -
  Reinvested capital gains .............                -            20,477                 -      -
                                             ------------        ----------           -------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (5,204,039)          632,219           (40,270)     -
                                             ------------        ----------           -------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       21,514,941        26,877,564            70,191      -
  Transfers between funds ..............       (7,075,558)       (4,776,516)          375,299      -
  Redemptions ..........................       (3,805,183)       (2,757,819)           (1,782)     -
  Annuity benefits .....................           (1,285)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................             (168)                -                 -      -
  Contingent deferred sales charges
     (note 2) ..........................          (67,776)          (38,131)                -      -
  Adjustments to maintain reserves .....              781             1,005                (6)     -
                                             ------------        ----------           -------    ---
       Net equity transactions .........       10,565,752        19,306,103           443,702      -
                                             ------------        ----------           -------    ---

Net change in contract owners' equity ..        5,361,713        19,938,322           403,432      -
Contract owners' equity beginning
  of period ............................       49,937,862        29,999,540                 -      -
                                             ------------        ----------           -------    ---
Contract owners' equity end of period ..     $ 55,299,575        49,937,862           403,432      -
                                             ============        ==========           =======    ===


CHANGES IN UNITS:
  Beginning units ......................        4,575,209         2,804,271                 -      -
                                             ------------        ----------           -------    ---
  Units purchased ......................        2,845,681         4,585,277            44,989      -
  Units redeemed .......................       (1,813,088)       (2,814,339)           (1,087)     -
                                             ------------        ----------           -------    ---
  Ending units .........................        5,607,802         4,575,209            43,902      -
                                             ============        ==========           =======    ===

                                                         NSATMidCapIx                     NSATMyMkt
                                                    2000             1999           2000               1999
Investment activity:
  Net investment income ................         (112,841)          (73,903)       25,289,928        10,990,355
  Realized gain (loss) on investments ..        2,312,155            92,868                 -                 -
  Change in unrealized gain (loss)
     on investments ....................       (1,917,919)        1,139,778                 -                 -
  Reinvested capital gains .............        3,108,525           906,636                 -                 -
                                              -----------        ----------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,389,920         2,065,379        25,289,928        10,990,355
                                              -----------        ----------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       45,272,742         5,311,828       838,515,011       513,201,591
  Transfers between funds ..............       28,498,331           629,075      (388,293,928)     (270,070,521)
  Redemptions ..........................       (2,716,542)         (506,127)      (95,747,059)      (35,394,012)
  Annuity benefits .....................           (9,335)                -           (74,157)                -
  Annual contract maintenance charges
     (note 2) ..........................             (360)                -            (1,911)                -
  Contingent deferred sales charges
     (note 2) ..........................          (31,752)           (6,847)       (1,108,426)         (569,286)
  Adjustments to maintain reserves .....           48,319             4,046           (67,852)           66,186
                                              -----------        ----------      ------------      ------------
       Net equity transactions .........       71,061,403         5,431,975       353,221,678       207,233,958
                                              -----------        ----------      ------------      ------------

Net change in contract owners' equity ..       74,451,323         7,497,354       378,511,606       218,224,313
Contract owners' equity beginning
  of period ............................       14,741,415         7,244,061       409,535,675       191,311,362
                                              -----------        ----------      ------------      ------------
Contract owners' equity end of period ..       89,192,738        14,741,415       788,047,281       409,535,675
                                              ===========        ==========      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        1,114,320           663,437        37,954,711        18,220,141
                                              -----------        ----------      ------------      ------------
  Units purchased ......................        7,024,346           489,142        85,241,760        86,544,584
  Units redeemed .......................       (2,453,430)          (38,259)      (52,561,594)      (66,810,014)
                                              -----------        ----------      ------------      ------------
  Ending units .........................        5,685,236         1,114,320        70,634,877        37,954,711
                                              ===========        ==========      ============      ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       NSATMSecBd                          NSATGlob50
                                                  2000             1999              2000               1999
Investment activity:
  Net investment income ................     $  4,209,889         2,584,713           (90,152)         (159,547)
  Realized gain (loss) on investments ..       (1,416,193)         (213,719)        1,960,625           124,867
  Change in unrealized gain (loss)
     on investments ....................          864,606        (1,852,549)       (9,742,003)        4,354,472
  Reinvested capital gains .............                -                 -         1,639,194         1,182,461
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,658,302           518,445        (6,232,336)        5,502,253
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       32,251,061        27,508,026        18,603,078        15,224,818
  Transfers between funds ..............        3,587,916        (1,144,670)       (2,725,632)        2,201,223
  Redemptions ..........................       (4,353,022)       (2,473,128)       (2,059,534)         (854,333)
  Annuity benefits .....................              (86)                -              (216)                -
  Annual contract maintenance charges
     (note 2) ..........................             (161)                -              (480)                -
  Contingent deferred sales charges
     (note 2) ..........................          (75,160)          (41,232)          (39,284)           (8,941)
  Adjustments to maintain reserves .....              900              (217)          (17,045)            8,686
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       31,411,448        23,848,779        13,760,887        16,571,453
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       35,069,750        24,367,224         7,528,551        22,073,706
Contract owners' equity beginning
  of period ............................       59,321,062        34,953,838        37,100,378        15,026,672
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 94,390,812        59,321,062        44,628,929        37,100,378
                                             ============      ============      ============      ============



CHANGES IN UNITS:
  Beginning units ......................        5,745,755         3,410,266         2,562,069         1,260,859
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        6,111,981         3,684,715         5,284,856         1,645,648
  Units redeemed .......................       (3,116,153)       (1,349,226)       (4,293,005)         (344,438)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        8,741,583         5,745,755         3,553,920         2,562,069
                                             ============      ============      ============      ============

                                                         NSATSmCapG                         NSATSmCapV
                                                  2000              1999             2000              1999
Investment activity:
  Net investment income ................         (517,795)          (17,275)       (1,092,180)         (447,536)
  Realized gain (loss) on investments ..        1,286,394           573,462         2,335,897         2,444,930
  Change in unrealized gain (loss)
     on investments ....................      (17,955,941)        3,274,222       (21,605,961)       (2,252,934)
  Reinvested capital gains .............          775,379           510,845        26,714,354        11,306,131
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (16,411,963)        4,341,254         6,352,110        11,050,591
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       56,497,245         3,532,204        49,089,651        25,899,735
  Transfers between funds ..............       17,777,370         6,524,803        20,945,489         3,995,622
  Redemptions ..........................       (2,316,123)          (67,415)       (5,373,726)       (1,693,497)
  Annuity benefits .....................             (390)                -            (1,088)                -
  Annual contract maintenance charges
     (note 2) ..........................             (290)                -            (2,433)                -
  Contingent deferred sales charges
     (note 2) ..........................          (40,581)             (334)         (109,546)          (30,984)
  Adjustments to maintain reserves .....           27,418           (77,860)            2,838            16,893
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       71,944,649         9,911,398        64,551,185        28,187,769
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       55,532,686        14,252,652        70,903,295        39,238,360
Contract owners' equity beginning
  of period ............................       14,252,652                 -        68,966,903        29,728,543
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..       69,785,338        14,252,652       139,870,198        68,966,903
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................          599,267                 -         5,606,043         3,150,456
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        7,121,558           602,102        14,392,825         6,906,463
  Units redeemed .......................       (3,685,549)           (2,835)      (10,161,957)       (4,450,876)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        4,035,276           599,267         9,836,911         5,606,043
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                           NSATSmCo                             NSATStrVal
                                                   2000               1999              2000              1999
Investment activity:
  Net investment income ................     $  (1,852,079)          (590,685)           (20,996)           (21,455)
  Realized gain (loss) on investments ..        14,652,717          8,555,188            152,087           (498,979)
  Change in unrealized gain (loss)
     on investments ....................       (43,187,481)        15,852,354          1,229,421           (536,035)
  Reinvested capital gains .............        39,062,828          4,052,068                  -            422,281
                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         8,675,985         27,868,925          1,360,512           (634,188)
                                             -------------      -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       105,158,467         28,999,047          7,016,204          5,369,174
  Transfers between funds ..............        24,480,147          4,674,356            474,872         (3,499,556)
  Redemptions ..........................       (13,005,490)        (2,442,726)        (1,046,662)          (549,563)
  Annuity benefits .....................            (3,070)                 -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................            (1,512)                 -               (123)                 -
  Contingent deferred sales charges
     (note 2) ..........................          (166,521)           (58,681)           (18,088)           (11,600)
  Adjustments to maintain reserves .....            29,330                967                399               (138)
                                             -------------      -------------      -------------      -------------
       Net equity transactions .........       116,491,351         31,172,963          6,426,602          1,308,317
                                             -------------      -------------      -------------      -------------

Net change in contract owners' equity ..       125,167,336         59,041,888          7,787,114            674,129
Contract owners' equity beginning
  of period ............................       102,053,313         43,011,425         14,280,866         13,606,737
                                             -------------      -------------      -------------      -------------
Contract owners' equity end of period ..     $ 227,220,649        102,053,313         22,067,980         14,280,866
                                             =============      =============      =============      =============



CHANGES IN UNITS:
  Beginning units ......................         7,226,898          4,472,890          1,453,494          1,348,528
                                             -------------      -------------      -------------      -------------
  Units purchased ......................        31,180,668         13,324,101          3,766,431            932,608
  Units redeemed .......................       (24,049,320)       (10,570,093)        (3,174,789)          (827,642)
                                             -------------      -------------      -------------      -------------
  Ending units .........................        14,358,246          7,226,898          2,045,136          1,453,494
                                             =============      =============      =============      =============


                                                          NSATStMidCp                           NSATTotRe
                                                    2000              1999              2000                1999
Investment activity:
  Net investment income ................        (1,850,520)          (279,828)        (1,881,426)        (1,332,844)
  Realized gain (loss) on investments ..        20,409,266          1,867,118          2,225,351            738,485
  Change in unrealized gain (loss)
     on investments ....................       (68,420,907)        18,826,217       (228,097,732)         2,068,214
  Reinvested capital gains .............         7,110,947          4,290,875        207,299,915         18,733,710
                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (42,751,214)        24,704,382        (20,453,892)        20,207,565
                                             -------------      -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       108,458,682         22,842,076        180,515,782        236,961,792
  Transfers between funds ..............        32,261,262         32,390,564        (72,738,625)       (11,925,544)
  Redemptions ..........................       (10,028,767)        (1,318,965)       (34,074,138)       (20,433,946)
  Annuity benefits .....................              (354)                 -            (33,789)            (1,253)
  Annual contract maintenance charges
     (note 2) ..........................            (2,714)                 -            (16,888)                 -
  Contingent deferred sales charges
     (note 2) ..........................          (186,187)           (31,712)          (681,599)          (403,251)
  Adjustments to maintain reserves .....            52,422                881             53,083                (74)
                                             -------------      -------------      -------------      -------------
       Net equity transactions .........       130,554,344         53,882,844         73,023,826        204,197,724
                                             -------------      -------------      -------------      -------------

Net change in contract owners' equity ..        87,803,130         78,587,226         52,569,934        224,405,289
Contract owners' equity beginning
  of period ............................        87,324,702          8,737,476        510,286,583        285,881,294
                                             -------------      -------------      -------------      -------------
Contract owners' equity end of period ..       175,127,832         87,324,702        562,856,517        510,286,583
                                             =============      =============      =============      =============


CHANGES IN UNITS:
  Beginning units ......................         4,077,931            754,465         40,239,354         23,870,943
                                             -------------      -------------      -------------      -------------
  Units purchased ......................        13,730,696          4,847,563         18,674,436         22,708,822
  Units redeemed .......................        (8,214,116)        (1,524,097)       (13,089,402)        (6,340,411)
                                             -------------      -------------      -------------      -------------
  Ending units .........................         9,594,511          4,077,931         45,824,388         40,239,354
                                             =============      =============      =============      =============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999


                                                        NBAMTGuard                         NBAMTMCGr
                                                 2000                1999            2000               1999
Investment activity:
  Net investment income ................     $   (385,982)         (372,457)       (2,509,235)         (486,685)
  Realized gain (loss) on investments ..        2,154,241           372,448        33,439,981         1,518,122
  Change in unrealized gain (loss)
     on investments ....................       (2,906,624)        5,598,352       (79,901,703)       29,692,933
  Reinvested capital gains .............                -                 -            56,886           854,495
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (1,138,365)        5,598,343       (48,914,071)       31,578,865
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       27,129,554        30,029,433       168,420,408        39,386,252
  Transfers between funds ..............       (3,783,997)       (1,195,248)       73,327,761         6,571,008
  Redemptions ..........................       (4,313,697)       (1,949,424)      (11,550,909)       (1,774,431)
  Annuity benefits .....................              (52)                -            (1,173)                -
  Annual contract maintenance charges
     (note 2) ..........................           (1,801)                -            (3,482)                -
  Contingent deferred sales charges
     (note 2) ..........................          (87,584)          (43,794)         (226,747)          (37,463)
  Adjustments to maintain reserves .....            1,705              (171)           23,759               623
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       18,944,128        26,840,796       229,989,617        44,145,989
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       17,805,763        32,439,139       181,075,546        75,724,854
Contract owners' equity beginning
  of period ............................       64,797,339        32,358,200       104,083,991        28,359,137
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 82,603,102        64,797,339       285,159,537       104,083,991
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        4,217,877         2,362,938         4,329,553         1,757,462
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        3,709,554         3,787,810        20,856,272         4,275,092
  Units redeemed .......................       (2,490,099)       (1,932,871)      (11,606,669)       (1,703,001)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        5,437,332         4,217,877        13,579,156         4,329,553
                                             ============      ============      ============      ============


                                                          NBAMTPart                          OppAggGro
                                                   2000              1999             2000             1999
Investment activity:
  Net investment income ................         (275,054)          147,869        (3,913,210)         (562,098)
  Realized gain (loss) on investments ..       (9,900,668)       (1,322,749)       42,923,233        12,676,113
  Change in unrealized gain (loss)
     on investments ....................      (10,212,756)        5,530,836      (160,398,654)       36,427,451
  Reinvested capital gains .............       19,587,870         2,312,016         9,393,044                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (800,608)        6,667,972      (111,995,587)       48,541,466
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       24,470,205        35,775,813       277,860,705        40,719,412
  Transfers between funds ..............      (24,469,876)      (18,685,095)      114,821,812        32,955,048
  Redemptions ..........................       (6,450,907)       (4,980,093)      (20,446,337)       (2,221,684)
  Annuity benefits .....................           (9,525)                -            (4,361)                -
  Annual contract maintenance charges
     (note 2) ..........................           (1,083)                -            (6,285)                -
  Contingent deferred sales charges
     (note 2) ..........................         (145,162)         (115,843)         (355,142)          (49,415)
  Adjustments to maintain reserves .....            1,309              (187)          333,361             1,821
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       (6,605,039)       11,994,595       372,203,753        71,405,182
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       (7,405,647)       18,662,567       260,208,166       119,946,648
Contract owners' equity beginning
  of period ............................      127,598,102       108,935,535       147,333,357        27,386,709
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..      120,192,455       127,598,102       407,541,523       147,333,357
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................       11,409,549        10,417,952         7,360,962         2,580,872
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        6,068,008         4,913,647        46,701,481        12,946,779
  Units redeemed .......................       (6,822,701)       (3,922,050)      (31,705,040)       (8,166,689)
                                             ------------      ------------      ------------      ------------
  Ending units .........................       10,654,856        11,409,549        22,357,403         7,360,962
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            OppCapAp                         OppGlSec
                                                   2000                1999               2000        1999
Investment activity:
  Net investment income ................     $  (3,231,202)          (683,120)          (174,028)       -
  Realized gain (loss) on investments ..         8,250,121            312,465         (1,319,208)       -
  Change in unrealized gain (loss)
     on investments ....................       (43,595,783)        36,882,889            965,928        -
  Reinvested capital gains .............        15,688,516          2,067,307                  -        -
                                             -------------      -------------      -------------      ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (22,888,348)        38,579,541           (527,308)       -
                                             -------------      -------------      -------------      ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       231,537,703         69,998,087         31,183,252        -
  Transfers between funds ..............        74,229,626         26,275,783         16,826,032        -
  Redemptions ..........................       (17,385,622)        (3,288,357)          (804,240)       -
  Annuity benefits .....................           (19,985)                 -                  -        -
  Annual contract maintenance charges
     (note 2) ..........................            (5,821)                 -                (13)       -
  Contingent deferred sales charges
     (note 2) ..........................          (323,927)           (64,894)            (5,564)       -
  Adjustments to maintain reserves .....               240                822            (11,898)       -
                                             -------------      -------------      -------------      ---
       Net equity transactions .........       288,032,214         92,921,441         47,187,569        -
                                             -------------      -------------      -------------      ---

Net change in contract owners' equity ..       265,143,866        131,500,982         46,660,261        -
Contract owners' equity beginning
  of period ............................       172,841,601         41,340,619                  -        -
                                             -------------      -------------      -------------      ---
Contract owners' equity end of period ..     $ 437,985,467        172,841,601         46,660,261        -
                                             =============      =============      =============        =


CHANGES IN UNITS:
  Beginning units ......................        10,136,548          3,425,712                  -        -
                                             -------------      -------------      -------------      ---
  Units purchased ......................        22,430,510          8,314,887          4,401,618        -
  Units redeemed .......................        (6,942,481)        (1,604,051)          (107,953)       -
                                             -------------      -------------      -------------      ---
  Ending units .........................        25,624,577         10,136,548          4,293,665        -
                                             =============      =============      =============      ===


                                                             OppGrInc                         StOpp2
                                                   2000                 1999              2000        1999
Investment activity:
  Net investment income ................        (1,968,058)          (564,908)          (153,189)       -
  Realized gain (loss) on investments ..           232,890             24,142              7,962        -
  Change in unrealized gain (loss)
     on investments ....................       (39,536,083)        16,554,000         (3,825,916)       -
  Reinvested capital gains .............         8,795,854            432,510          4,138,882        -
                                             -------------      -------------      -------------      ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (32,475,397)        16,445,744            167,739        -
                                             -------------      -------------      -------------      ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       217,074,469         71,680,449         27,138,606        -
  Transfers between funds ..............        18,802,247          5,709,038         12,948,247        -
  Redemptions ..........................       (14,068,592)        (3,803,771)          (932,160)       -
  Annuity benefits .....................            (2,903)                 -                  -        -
  Annual contract maintenance charges
     (note 2) ..........................            (2,461)                 -                (26)       -
  Contingent deferred sales charges
     (note 2) ..........................          (254,832)           (65,301)            (9,810)       -
  Adjustments to maintain reserves .....            14,700                129             10,203        -
                                             -------------      -------------      -------------      ---
       Net equity transactions .........       221,562,628         73,520,544         39,155,060        -
                                             -------------      -------------      -------------      ---

Net change in contract owners' equity ..       189,087,231         89,966,288         39,322,799        -
Contract owners' equity beginning
  of period ............................       141,609,841         51,643,553                  -        -
                                             -------------      -------------      -------------      ---
Contract owners' equity end of period ..       330,697,072        141,609,841         39,322,799        -
                                             =============      =============      =============      ===


CHANGES IN UNITS:
  Beginning units ......................        10,862,734          4,853,931                  -        -
                                             -------------      -------------      -------------      ---
  Units purchased ......................        19,858,161          7,605,657          3,818,203        -
  Units redeemed .......................        (3,680,576)        (1,596,854)          (122,718)       -
                                             -------------      -------------      -------------      ---
  Ending units .........................        27,040,319         10,862,734          3,695,485        -
                                             =============      =============      =============      ===



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        VEWrldEMkt                           VEWrldHAs
                                                 2000               1999                2000              1999
Investment activity:
  Net investment income ................     $   (453,093)         (135,165)          (12,679)          (14,403)
  Realized gain (loss) on investments ..      (12,977,256)        5,300,821           406,143           461,137
  Change in unrealized gain (loss)
     on investments ....................       (7,305,424)        6,929,541           140,154           349,586
  Reinvested capital gains .............                -                 -                 -                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (20,735,773)       12,095,197           533,618           796,320
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       27,480,100         8,623,115         3,261,390         2,392,796
  Transfers between funds ..............       (6,211,962)       10,280,791          (123,880)        1,791,654
  Redemptions ..........................       (2,808,900)       (1,025,890)         (679,660)         (245,453)
  Annuity benefits .....................           (2,046)                -                 -                 -
  Annual contract maintenance charges
     (note 2) ..........................             (484)                -               (49)                -
  Contingent deferred sales charges
     (note 2) ..........................          (62,042)          (32,807)          (18,309)           (1,862)
  Adjustments to maintain reserves .....           (2,093)              621            (5,728)                5
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       18,392,573        17,845,830         2,433,764         3,937,140
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity...       (2,343,200)       29,941,027         2,967,382         4,733,460
Contract owners' equity beginning
  of period ............................       34,675,769         4,734,742         6,781,015         2,047,555
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 32,332,569        34,675,769         9,748,397         6,781,015
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        2,765,673           822,344           823,966           333,288
                                             ------------      ------------      ------------      ------------
  Units purchased ......................       17,715,204         8,409,367        10,364,644         5,860,191
  Units redeemed .......................      (16,573,236)       (6,466,038)      (10,163,132)       (5,369,513)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        3,907,641         2,765,673         1,025,478           823,966
                                             ============      ============      ============      ============


                                                            VVIFDStk                          VVIFSmCoOpp
                                                   2000               1999             2000              1999

Investment activity:
  Net investment income ................          (12,312)            6,257             1,635             5,601
  Realized gain (loss) on investments ..           12,402            (3,231)            2,410               (19)
  Change in unrealized gain (loss)
     on investments ....................         (175,395)          164,023           347,726            11,787
  Reinvested capital gains .............                -                 -                 -                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (175,305)          167,049           351,771            17,369
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        9,389,168         3,821,737           636,057         1,359,026
  Transfers between funds ..............          105,125            65,984            12,611                 -
  Redemptions ..........................         (449,508)          (13,451)          (37,487)                -
  Annuity benefits .....................                -                 -                 -                 -
  Annual contract maintenance charges
     (note 2) ..........................                -                 -                 -                 -
  Contingent deferred sales charges
     (note 2) ..........................           (7,921)             (305)             (881)                -
  Adjustments to maintain reserves .....            1,740            (3,436)              (95)           (5,256)
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........        9,038,604         3,870,529           610,205         1,353,770
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..        8,863,299         4,037,578           961,976         1,371,139
Contract owners' equity beginning
  of period ............................        4,037,578                 -         1,371,139                 -
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..       12,900,877         4,037,578         2,333,115         1,371,139
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................          300,754                 -            37,942                 -
                                             ------------      ------------      ------------      ------------
  Units purchased ......................          926,297           301,756            62,850            37,942
  Units redeemed .......................          (14,320)           (1,002)           (5,023)                -
                                             ------------      ------------      ------------      ------------
  Ending units .........................        1,212,731           300,754            95,769            37,942
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       VPInvQBd                WRAsStrat           WRBal               WRBond
                                                 2000           1999          2000    1999      2000   1999          2000   1999
Investment activity:
  Net investment income ................   $   111,574         29,637           -      -          -      -             -      -
  Realized gain (loss) on investments ..        (6,761)           (61)          -      -          -      -             -      -
  Change in unrealized gain (loss)
     on investments ....................        96,171        (32,432)          -      -          -      -             -      -
  Reinvested capital gains .............             -              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       200,984         (2,856)          -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       741,639      1,758,972      19,237      -      4,870      -        12,107      -
  Transfers between funds ..............      (342,460)             -           -      -          -      -             -      -
  Redemptions ..........................       (72,548)        (1,445)          -      -          -      -             -      -
  Annuity benefits .....................             -              -           -      -          -      -             -      -
  Annual contract maintenance charges
     (note 2) ..........................             -              -           -      -          -      -             -      -
  Contingent deferred sales charges
     (note 2) ..........................        (2,123)           (43)          -      -          -      -             -      -
  Adjustments to maintain reserves .....           765        (22,296)          4      -          3      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
       Net equity transactions .........       325,273      1,735,188      19,241      -      4,873      -        12,107      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---

Net change in contract owners' equity ..       526,257      1,732,332      19,241      -      4,873      -        12,107      -
Contract owners' equity beginning
  of period ............................     1,732,332              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
Contract owners' equity end of period ..   $ 2,258,589      1,732,332      19,241      -      4,873      -        12,107      -
                                           ===========      =========      ======    ===      =====    ===        ======    ===


CHANGES IN UNITS:
  Beginning units ......................        73,535              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
  Units purchased ......................        73,495         73,596       1,854      -        476      -         1,184      -
  Units redeemed .......................       (41,798)           (61)          -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
  Ending units .........................       105,232         73,535       1,854      -        476      -         1,184      -
                                           ===========      =========      ======    ===      =====    ===        ======    ===


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                WRCoreEq            WRGrowth           WRInt            WRSciTech
                                             2000      1999      2000     1999      2000    1999      2000    1999
Investment activity:
  Net investment income ................   $      -       -          -       -          -      -          -       -
  Realized gain (loss) on investments ..          -       -          -       -          -      -          -       -
  Change in unrealized gain (loss)
     on investments ....................          -       -          -       -          -      -          -       -
  Reinvested capital gains .............          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---

Equity transactions:
  Purchase payments received from
     contract owners ...................     20,217       -     14,253       -      2,614      -      5,891       -
  Transfers between funds ..............          -       -          -       -          -      -          -       -
  Redemptions ..........................          -       -          -       -          -      -          -       -
  Annuity benefits .....................          -       -          -       -          -      -          -       -
  Annual contract maintenance charges
     (note 2) ..........................          -       -          -       -          -      -          -       -
  Contingent deferred sales charges
     (note 2) ..........................          -       -          -       -          -      -          -       -
  Adjustments to maintain reserves .....         (7)      -         (3)      -          4      -         (3)      -
                                           --------     ---     ------     ---      -----    ---      -----     ---
       Net equity transactions .........     20,210       -     14,250       -      2,618      -      5,888       -
                                           --------     ---     ------     ---      -----    ---      -----     ---

Net change in contract owners' equity ..     20,210       -     14,250       -      2,618      -      5,888       -
Contract owners' equity beginning
  of period ............................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
Contract owners' equity end of period ..   $ 20,210       -     14,250       -      2,618      -      5,888       -
                                           ========     ===     ======     ===      =====    ===      =====     ===


CHANGES IN UNITS:
  Beginning units ......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
  Units purchased ......................      1,979       -      1,408       -        258      -        607       -
  Units redeemed .......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
  Ending units .........................      1,979       -      1,408       -        258      -        607       -
                                           ========     ===     ======     ===      =====    ===      =====     ===


NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      WRSmCap                    WPValue
                                                 2000         1999         2000             1999
Investment activity:
  Net investment income ................     $         -         -          15,053           (4,056)
  Realized gain (loss) on investments ..               -         -         256,506          350,081
  Change in unrealized gain (loss)
     on investments ....................               -         -       1,010,977         (232,251)
  Reinvested capital gains .............               -         -         201,406          313,236
                                             -----------       ---      ----------       ----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................               -         -       1,483,942          427,010
                                             -----------       ---      ----------       ----------

Equity transactions:
  Purchase payments received from
     contract owners ...................           2,675         -       5,249,935        8,990,039
  Transfers between funds ..............               -         -      (2,809,252)      (3,279,579)
  Redemptions ..........................               -         -      (1,337,164)        (785,224)
  Annuity benefits .....................               -         -               -                -
  Annual contract maintenance charges
     (note 2) ..........................               -         -            (132)               -
  Contingent deferred sales charges
     (note 2) ..........................               -         -         (21,141)          (8,341)
  Adjustments to maintain reserves .....              (4)        -             851          (17,238)
                                             -----------       ---      ----------       ----------
       Net equity transactions .........           2,671         -       1,083,097        4,899,657
                                             -----------       ---      ----------       ----------

Net change in contract owners' equity ..           2,671         -       2,567,039        5,326,667
Contract owners' equity beginning
  of period ............................               -         -      18,422,359       13,095,692
                                             -----------       ---      ----------       ----------
Contract owners' equity end of period ..     $     2,671         -      20,989,398       18,422,359
                                             ===========       ===      ==========       ==========


CHANGES IN UNITS:
  Beginning units ......................               -         -       1,518,704        1,136,934
                                             -----------       ---      ----------       ----------
  Units purchased ......................             265         -       1,722,379        1,114,614
  Units redeemed .......................               -         -      (1,638,620)        (732,844)
                                             -----------       ---      ----------       ----------
  Ending units .........................             265         -       1,602,463        1,518,704
                                             ===========       ===      ==========       ==========


                                                        WPIntEq                          WPGPVenCp
                                                   2000          1999             2000               1999
Investment activity:
  Net investment income ................        (192,872)          78,565         (217,797)        (102,042)
  Realized gain (loss) on investments ..      (3,080,170)       9,376,742        5,080,297        2,371,543
  Change in unrealized gain (loss)
     on investments ....................      (6,782,621)       4,764,159      (10,957,173)       4,746,233
  Reinvested capital gains .............       3,528,115                -        1,943,800                -
                                            ------------      -----------      -----------      -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (6,527,548)      14,219,466       (4,150,873)       7,015,734
                                            ------------      -----------      -----------      -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................       2,083,400        7,668,878          971,171        3,304,912
  Transfers between funds ..............     (12,389,476)       5,802,849       (2,197,517)       5,171,722
  Redemptions ..........................      (1,997,216)      (1,105,825)        (954,721)        (382,170)
  Annuity benefits .....................               -                -                -                -
  Annual contract maintenance charges
     (note 2) ..........................            (110)               -             (149)               -
  Contingent deferred sales charges
     (note 2) ..........................         (47,525)         (28,643)         (24,723)          (9,129)
  Adjustments to maintain reserves .....             199          (44,309)              24               86
                                            ------------      -----------      -----------      -----------
       Net equity transactions .........     (12,350,728)      12,292,950       (2,205,915)       8,085,421
                                            ------------      -----------      -----------      -----------

Net change in contract owners' equity ..     (18,878,276)      26,512,416       (6,356,788)      15,101,155
Contract owners' equity beginning
  of period ............................      42,336,575       15,824,159       21,609,697        6,508,542
Contract owners' equity end of period ..      23,458,299       42,336,575       15,252,909       21,609,697
                                            ============      ===========      ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................       2,784,067        1,604,386        1,263,066          626,200
                                            ------------      -----------      -----------      -----------
  Units purchased ......................      26,453,586       15,881,198        2,420,179        2,509,012
  Units redeemed .......................     (27,119,221)     (14,701,517)      (2,571,968)      (1,872,146)
                                            ------------      -----------      -----------      -----------
  Ending units .........................       2,118,432        2,784,067        1,111,277        1,263,066
                                            ============      ===========      ===========      ===========


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999


1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)

              Federated Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

              Portfolios of the Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
                Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)
              Portfolios of the Morgan Stanley: The Universal Institutional Funds, Inc. - (Morgan Stanley: UIF);
                Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt) Morgan Stanley: UIF - Mid Cap Growth Portfolio (MSMidCapG) Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBal) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt) Nationwide SAT - Equity Income Fund - Federated (NSATEqInc) Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobTC)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc) Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd) Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
                Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCapIx) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd) Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Nationwide Small Company Fund (NSATSmCo) Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal) Nationwide SAT - Strong - Mid Cap Growth Fund (NSATStMidCp) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
                Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
                  (formerly Oppenheimer VAF - Growth Fund)
                Oppenheimer Global Securities Fund/VA (OppGlSec)
                Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
                  (formerly Oppenheimer VAF - Growth & Income Fund)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Victory Variable Insurance Funds (Victory VIF);
                Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk) Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)

              Portfolio of the Victory Portfolios (Victory Portfolios);
                Victory Portfolios - Investment Quality Bond Fund Class A Shares (VPInvQBd)

              Portfolios of the Wadell & Reed: W & R Target Funds, Inc. -
              (W & R Target Funds);
                W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat) W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
                W & R Target Funds, Inc. - Bond Portfolio (WRBond)
                W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
                W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
                W & R Target Funds, Inc. - International Portfolio (WRInt)
                W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
                W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS


              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post-Venture Capital Portfolio
               (WPGPVenCp)
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Value Portfolio (WPValue)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) CALCULATION OF ANNUITY RESERVES

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         On BOA Future, BOA V and BOA Choice contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On IVA contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on BOA Exclusive II contracts.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     (b) Mortality and Expense Risk Charges

         The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation as follows:

         For the BOA Future contract, this charge ranges from an annual rate of .95% to a maximum of 2.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus ("Extra Value" or "EV").

         For the BOA Exclusive II contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.90% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the BOA V contract, this charge ranges from an annual rate of 1.10% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) five year CDSC; (b) CDSC waiver and (c) death benefit.

         For the BOA Choice contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the IVA contract, this charge ranges from an annual rate of 1.25% to a maximum of 1.45% if the death benefit option is utilized.

         The rider options and permissible combinations and related charges for the foregoing are described in the applicable product prospectus.

         The following table provides mortality, expense and administration charges by asset fee rates for the year ended December 31, 2000:

                                    TOTAL            ACVPINCGR             ACVPINT            ACVPVALUE            DRYSRGRO
                             ------------         ------------        ------------         ------------        ------------
         0.95%           $     36,959,778              868,368           1,148,127              242,852           1,056,578
         1.00%                 23,780,634              530,772             682,519              113,002             683,699
         1.05%                  4,527,271               91,204             121,017               27,269             122,906
         1.10%                  1,410,127               22,081              24,887                3,456             135,472
         1.15%                    413,476                3,493               7,857                  926              23,692
         1.20%                 12,055,337              280,792             465,573               87,790             221,688
         1.25%                    827,671               35,798              27,716                7,663              20,041
         1.30%                  3,615,777               74,616             140,214               23,316              59,575
         1.35%                    611,084               55,203              18,308                3,060              12,337
         1.40%                  4,816,375               75,965             117,423               22,810             105,832
         1.45%                  3,804,699               55,471              92,412               19,177              82,359
         1.50%                    864,458               13,924              29,382                5,740              20,359
         1.55%                    665,509                9,699              24,019                3,586              15,593
         1.60%                    358,254               15,483               9,409                  967              17,188

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                           TOTAL            ACVPINCGR             ACVPINT            ACVPVALUE            DRYSRGRO
                             ------------         ------------        ------------         ------------        ------------
         1.65%                    373,712                5,654              11,749                2,347               9,581
         1.70%                    191,267                6,115               3,705                  248               3,738
         1.75%                     60,914                1,118                 396                  263               3,193
         1.80%                     52,400                1,095                 226                  553               1,127
         1.85%                    102,500                1,561               1,867                  851               4,424
         1.90%                     47,982                1,293               2,176                  149                 678
         1.95%                     59,429                  752               2,508                1,166               1,347
         2.00%                     36,247                  376                 263                   95                 343
         2.05%                     22,425                   36                  98                   16                 412
         2.10%                     17,396                  104                 178                   65                 311
         2.15%                     12,958                    2                 124                   11                 426
         2.20%                      4,339                   46                  71                   58                 158
         2.25%                        442                    4                  17                    -                  12
         2.30%                        553                   10                   -                    -                   2
         2.35%                        258                    3                   2                    -                  25
         2.40%                        144                    -                   7                    -                   -
         2.45%                        121                    -                   -                    -                  25
         0.95%  EV                959,174               14,055              23,815                8,151              22,921
         1.00%  EV                727,913               11,375              14,621                6,597              15,238
         1.05%  EV                 76,795                1,346               1,745                  429               2,197
         1.10%  EV                123,922                1,838               4,522                  876               2,335
         1.15%  EV                 64,538                2,604               1,823                  386               2,988
         1.20%  EV                 45,564                  792               1,300                  161               1,487
         1.25%  EV                 36,722                1,087                 755                   66                 962
         1.30%  EV                  3,628                   25                  46                   65                 126
         1.35%  EV                  2,909                   31                  19                    -                  96
         1.40%  EV                 24,942                  442                 518                  204               1,053
         1.45%  EV                 10,207                  208                 368                   89                 209
         1.50%  EV                 14,598                  149                 896                  237                 331
         1.55%  EV                  8,189                  115                  61                   36                  83
         1.60%  EV                  4,374                   19                  40                   54                  79
         1.65%  EV                  3,879                   16                  19                   65                  50
         1.70%  EV                  2,781                    -                  60                   26                 110
         1.75%  EV                  1,746                   13                  23                   15                 136
         1.80%  EV                     85                    1                   4                    -                   2
         1.85%  EV                     64                    4                   -                    -                   1
         1.90%  EV                     61                    1                   1                    -                   4
         1.95%  EV                     27                    -                   1                    -                   -
         2.00%  EV                      1                    -                   -                    -                   1
                             ------------         ------------        ------------         ------------        ------------
           Total             $ 97,805,656            2,185,159           2,982,887              584,893           2,653,530
                             ============         ============        ============         ============        ============



                                 DRYSTKIX            DRYEUROEQ               DRYAP            FEDQUALBD           FIDVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $  4,956,380               37,070             760,204               85,485           1,692,805
         1.00%                  3,299,576               20,362             475,642               49,676           1,240,908
         1.05%                    592,870                3,041             125,073               11,920             295,719
         1.10%                    215,867                  563              37,831                3,014              42,907
         1.15%                     65,961                  462              12,277                1,526              10,647
         1.20%                  1,174,994               36,614             176,918               67,195             372,607
         1.25%                    100,354                1,378              15,834                4,454              38,486
         1.30%                    414,478                4,600              49,547               29,506              82,760
         1.35%                     84,181                  888               3,675                4,399              16,837
         1.40%                    357,341               10,088              32,447               34,195             157,692
         1.45%                    274,791               11,725              17,862               19,663             102,348
         1.50%                     82,966                1,453              10,577                3,599              21,292
         1.55%                     48,601                1,579               4,153                6,338              14,806
         1.60%                     30,967                  571               1,485                1,630              11,852
         1.65%                     25,709                  974               1,820                1,379               9,611
         1.70%                     30,319                   99                 856                  322               2,083


Continued                       DRYSTKIX            DRYEUROEQ               DRYAP            FEDQUALBD           FIDVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         1.75%                      3,115                   30                 448                  117                 453
         1.80%                      1,913                  133                 657                   63               1,543
         1.85%                      6,691                   57                 191                  634               3,124
         1.90%                      2,788                   11                  99                   80                 103
         1.95%                      5,539                   59                 633                   48               1,830
         2.00%                      2,914                  131                 651                  232                 569
         2.05%                      1,272                  157                 195                   38                 172
         2.10%                        841                  123                 341                  212                 145
         2.15%                        557                   20                 258                   14                   -
         2.20%                        182                   13                  31                    -                  16
         2.25%                          3                    -                   8                    4                   -
         2.30%                         30                    -                  15                    -                   -
         2.35%                         35                    -                   8                    -                   3
         2.40%                         15                    -                  15                    -                   -
         2.45%                         25                    -                   -                    -                   -
         0.95%  EV                 70,262                2,237               6,341                8,162              41,210
         1.00%  EV                 53,907                2,312               3,029                5,001              24,352
         1.05%  EV                  5,263                  123                 586                  679               2,321
         1.10%  EV                  9,169                  311                 972                1,450               3,287
         1.15%  EV                  5,654                   99                 297                  627               2,564
         1.20%  EV                  3,346                   69                 444                  373                 819
         1.25%  EV                  5,560                    9                 231                   92                 294
         1.30%  EV                    344                   20                  54                    9                   4
         1.35%  EV                    124                    5                  40                    9                  67
         1.40%  EV                  1,470                    9                  53                  138                 953
         1.45%  EV                    584                    4                  25                   40                  77
         1.50%  EV                  1,752                    9                 137                   21                 519
         1.55%  EV                    585                   38                 110                   49                 132
         1.60%  EV                    288                   44                  55                   11                  68
         1.65%  EV                    158                   26                  76                   49                  78
         1.70%  EV                    154                    4                  59                   38                   -
         1.75%  EV                    210                    4                   5                    -                   4
         1.80%  EV                      1                    -                   -                    1                   -
         1.85%  EV                      5                    -                   3                    -                   -
         1.90%  EV                      6                    -                   2                    -                   1
         1.95%  EV                      3                    -                   3                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $ 11,940,120              137,524           1,742,273              342,492           4,198,068
                             ============         ============        ============         ============        ============


                                FIDVIPGRS            FIDVIPHIS           FIDVIPOVS           FIDVIPCONS         FIDVIPGROPS
                             ------------         ------------        ------------         ------------        ------------
       0.95%                 $  3,502,644              829,015             510,997            2,301,462             850,829
       1.00%                    2,505,127              493,666             256,692            1,468,379             626,237
       1.05%                      401,900              153,666              61,576              238,400             112,206
       1.10%                      164,344               19,902              10,860               99,641              14,132
       1.15%                       48,789                3,758               2,349               21,671               3,546
       1.20%                    1,241,659              235,716             269,080              674,364             176,271
       1.25%                       96,061               13,042              14,392               48,871              15,324
       1.30%                      387,851               51,518              49,204              169,957              47,682
       1.35%                       48,962               14,563              10,141               32,942               8,193
       1.40%                      545,535               51,620              40,276              202,040              35,995
       1.45%                      435,597               32,340              29,988              169,248              28,001
       1.50%                       85,565               11,224               6,575               59,177               7,114
       1.55%                       68,324                9,036               6,833               34,895               9,316
       1.60%                       35,690                2,645               6,106               12,956               3,441
       1.65%                       50,504                2,687               4,556               17,082               2,498
       1.70%                       44,126                  882                 914                4,508               1,078
       1.75%                        7,104                  275                 511                3,844               1,225
       1.80%                        3,504                  164                 264                4,097                 579
       1.85%                        6,413                  934                 468                5,250                 947
       1.90%                        5,016                   93                 243                2,005                 980
       1.95%                        2,959                  726               1,131                4,891                 425

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                       FIDVIPGRS            FIDVIPHIS           FIDVIPOVS           FIDVIPCONS         FIDVIPGROPS
                             ------------         ------------        ------------         ------------        ------------
         2.00%                      3,029                   23                 328                1,415                 724
         2.05%                        791                    -                  21                  480                  38
         2.10%                      2,005                   49                  66                  802                 107
         2.15%                        847                   13                   4                  139                 136
         2.20%                        288                   54                  24                  243                 108
         2.25%                         31                    1                  18                   36                   5
         2.30%                         77                    -                   -                    -                  14
         2.35%                         24                    -                   -                   23                   4
         2.40%                         15                    -                   -                    -                   7
         2.45%                          -                    -                   -                   19                   -
         0.95%  EV                105,329                9,063               8,569               41,662               6,422
         1.00%  EV                 74,934                6,064               6,156               31,822               5,058
         1.05%  EV                  6,983                1,227                 407                3,323                 611
         1.10%  EV                 11,640                1,760               1,002                5,920               1,576
         1.15%  EV                  5,875                  554                 990                2,601                 595
         1.20%  EV                  4,773                  311                 346                1,511                 224
         1.25%  EV                  7,968                  146                  90                  967                 158
         1.30%  EV                    315                   28                  31                  114                   4
         1.35%  EV                    119                   35                   6                   64                   4
         1.40%  EV                  1,652                  220                 188                1,253                 211
         1.45%  EV                  1,129                   41                  46                  417                 216
         1.50%  EV                    675                  233                 197                  819                  83
         1.55%  EV                    542                    7                  73                  343                 121
         1.60%  EV                    186                    -                   6                  114                  34
         1.65%  EV                    357                   10                  14                  130                  19
         1.70%  EV                    213                   36                   -                   46                  23
         1.75%  EV                     91                   21                   7                  167                  37
         1.80%  EV                      5                    -                   3                    6                   1
         1.85%  EV                      -                    -                   -                    -                   2
         1.90%  EV                      9                    -                   -                    5                   -
         1.95%  EV                      3                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  9,917,579            1,947,368           1,301,748            5,670,121           1,962,561
                             ============         ============        ============         ============        ============

                                 JANCAPAP          JANGLOBTECH            JANINGRO              MSEMMKT           MSMIDCAPG
                             ------------         ------------        ------------         ------------        ------------
       0.95%                 $    509,316              473,770             401,980               48,919               2,387
       1.00%                      373,437              294,397             246,774               22,106               1,737
       1.05%                       44,478               35,709              29,887                5,184                 182
       1.10%                       30,815               27,283              25,155                  662                 117
       1.15%                       14,794               10,729              11,183                  170                 106
       1.20%                      389,255              306,149             358,246               24,720               5,543
       1.25%                       22,475               24,209              15,727                  653                 473
       1.30%                      183,477               91,861             182,777                2,063               1,170
       1.35%                       22,588               16,316              14,899                  339                 111
       1.40%                      443,076              367,193             341,364                6,279               2,637
       1.45%                      332,657              218,463             227,096                3,977               2,321
       1.50%                       60,760               54,499              51,681                1,343               2,156
       1.55%                       72,619               49,899              43,455                  871                  84
       1.60%                       41,337               37,342              30,228                  101                   7
       1.65%                       35,743               30,233              21,139                  303                  95
       1.70%                       11,836                8,125               7,713                   15                  15
       1.75%                        4,388                1,316               4,672                   41                  25
       1.80%                        5,696                1,588               5,386                    9                 154
       1.85%                       10,623                5,707               8,309                   23                 105
       1.90%                        5,950                3,911               4,215                   70                  77
       1.95%                        7,486                4,406               4,787                  123                  23
       2.00%                        3,976                3,569               2,639                   50                   -
       2.05%                        3,703                1,309               3,146                    -                   -
       2.10%                        1,677                  819               1,863                    -                   -

Continued                        JANCAPAP          JANGLOBTECH            JANINGRO              MSEMMKT           MSMIDCAPG
                             ------------         ------------        ------------         ------------        ------------

         2.15%                      1,077                  956                 989                    4                   -
         2.20%                        171                  128                 154                    -                   8
         2.25%                         22                    4                  42                    -                   -
         2.30%                         28                  101                  28                    -                   -
         2.35%                         22                    8                  14                    -                   -
         2.40%                         14                    7                   7                    -                   -
         2.45%                          5                    5                   5                    -                   -
         0.95%  EV                 79,618               53,652              61,670                2,542                 843
         1.00%  EV                 61,997               34,586              38,279                  755                 730
         1.05%  EV                  6,671                4,849               6,022                  144                 127
         1.10%  EV                 12,958                8,350               7,680                  138                  15
         1.15%  EV                  6,984                5,475               5,002                   35                   4
         1.20%  EV                  4,780                3,360               2,771                   28                 120
         1.25%  EV                  2,270                1,241               1,757                    5                   3
         1.30%  EV                    213                  111                 281                    -                   3
         1.35%  EV                    373                  119                 432                    2                   2
         1.40%  EV                  2,316                1,106               1,922                   13                 148
         1.45%  EV                  1,191                  588                 753                    9                  42
         1.50%  EV                  1,750                  619                 731                   47                  11
         1.55%  EV                    746                  538                 481                    9                   -
         1.60%  EV                    664                  219                 523                    -                   -
         1.65%  EV                    329                  166                 381                    -                   -
         1.70%  EV                    235                  164                 196                    2                   -
         1.75%  EV                     75                   67                  80                    -                   -
         1.80%  EV                      3                    1                   6                    -                   -
         1.85%  EV                      4                    3                   4                    -                   -
         1.90%  EV                      7                    2                   4                    -                   -
         1.95%  EV                      3                    1                   6                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  2,816,688            2,185,228           2,174,541              121,754              21,581
                             ============         ============        ============         ============        ============

                                   MSUSRE              NSATBAL           NSATCAPAP            NSATEMMKT           NSATEQINC
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    163,380              399,287           1,516,882                   63             147,382
         1.00%                     99,334              257,042             929,046                   29             121,730
         1.05%                     18,121               54,327             159,877                    -              25,725
         1.10%                      1,623               11,667              55,618                    -               2,142
         1.15%                        507                2,647              23,498                    -               2,074
         1.20%                     70,141               73,155             167,401                  739              44,503
         1.25%                        906                5,647              22,802                    -               2,633
         1.30%                     18,029               20,714              79,102                    -              15,498
         1.35%                      1,396                6,091               9,952                    -               2,397
         1.40%                     16,558               19,742              37,976                   12              20,378
         1.45%                      7,020               19,267              26,878                    -              17,027
         1.50%                      1,006                5,377               9,409                    -               6,128
         1.55%                      3,199                4,738               5,333                    -               6,015
         1.60%                        453                1,898                 417                    -               2,558
         1.65%                        369                1,013               5,930                    -               2,478
         1.70%                         32                  327               1,376                    -               2,698
         1.75%                        278                  448                 162                    -                 180
         1.80%                        246                  116                 570                    -                  27
         1.85%                        282                1,538                 231                    -                 626
         1.90%                         27                  549                  84                    -                  20
         1.95%                         53                  226                  11                    -                 132
         2.00%                          8                  604                  61                    -                 344
         2.10%                          -                  244                 221                    -                  29
         2.15%                         11                    7                  44                    -                   -
         2.20%                          -                   55                   -                    -                  13
         2.25%                          -                    -                   7                    -                   9
         2.30%                         26                    -                   -                    -                   -
         2.35%                          -                    -                   3                    -                   -
         0.95%  EV                  4,515                5,873               5,154                   34               4,767

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9



(Continued)                        MSUSRE              NSATBAL           NSATCAPAP            NSATEMMKT           NSATEQINC
                             ------------         ------------        ------------         ------------        ------------
         1.00%  EV                  2,235                5,286               3,855                    -               4,359
         1.05%  EV                    113                  697                 332                    -               1,055
         1.10%  EV                    820                1,275                 602                    -               1,367
         1.15%  EV                     65                  466                 127                    -                 590
         1.20%  EV                    184                  292                 195                    2                 135
         1.25%  EV                     26                   71                 295                    -                 234
         1.30%  EV                     21                   12                   7                    -                  10
         1.35%  EV                      6                   18                   2                    -                   9
         1.40%  EV                    154                  218                  50                    -                 109
         1.45%  EV                      8                  104                  15                    -                   4
         1.50%  EV                     34                  106                   2                    -                 115
         1.55%  EV                      3                  166                   9                    -                  68
         1.65%  EV                      -                   48                  31                    -                  12
         1.70%  EV                     10                    2                  18                    -                   -
         1.75%  EV                      -                   15                   -                    -                   2
         1.80%  EV                      -                    -                   3                    -                   2
         1.85%  EV                      8                    -                   -                    -                   -
         1.90%  EV                      -                    -                   1                    -                   -
                         ----------------         ------------        ------------         ------------        ------------
           Total         $        411,207              901,375           3,063,589                  879             435,584
                         ================         ============        ============         ============        ============

                               NSATGLOBTC            NSATGVTBD           NSATGRFOC           NSATHINCBD           NSATINTGR
                         ----------------         ------------        ------------         ------------        ------------
         0.95%           $          3,515            1,180,721               1,564              225,800                 226
         1.00%                      3,360              807,739               1,237              155,176                 203
         1.05%                         65              187,717                  30               51,169                  34
         1.10%                        352               27,644                  40                2,931                  10
         1.15%                         64               11,781                  69                  694                   -
         1.20%                      1,611              273,776                 432               47,402                 830
         1.25%                         56               15,624                  21                2,368                   -
         1.30%                        176               95,793                  25               13,994                  11
         1.35%                          -               14,615                  53                4,510                   -
         1.40%                      1,949               56,057                 674               14,906                  15
         1.45%                        410               35,566                  95                4,684                   3
         1.50%                        183               12,307                  27                3,898                   -
         1.55%                        253                7,519                   -                2,085                   -
         1.60%                         33                1,375                   -                1,753                   -
         1.65%                         12                4,591                   3                1,470                   -
         1.70%                          9                1,542                   -                  141                   -
         1.75%                          -                  672                   -                   93                   -
         1.80%                          6                  149                   -                   45                   -
         1.85%                          -                  390                   -                  312                   -
         1.90%                          -                  236                   -                  277                   -
         1.95%                          -                  618                   -                   43                   -
         2.00%                          -                    9                   -                   58                   -
         2.05%                          -                  129                   -                    -                   -
         2.10%                          -                  158                   -                   11                   -
         2.15%                          3                    -                   -                    -                   -
         2.25%                          -                    6                   -                   11                   -
         0.95%  EV                  1,337               17,923                 526                2,467                  12
         1.00%  EV                    342                8,864                   7                1,040                   1
         1.05%  EV                     87                1,971                  17                  430                   -
         1.10%  EV                     16                1,987                  10                  398                   -
         1.15%  EV                     19                  492                   5                  364                   -
         1.20%  EV                      6                  507                   3                  174                   1
         1.25%  EV                      4                  342                   3                   53                   -
         1.30%  EV                      -                   35                   -                    5                   -
         1.35%  EV                      -                   11                   -                   10                   -
         1.40%  EV                      2                  304                   -                   62                   -
         1.45%  EV                      -                  107                   -                   46                   -


(Continued)                    NSATGLOBTC            NSATGVTBD           NSATGRFOC           NSATHINCBD           NSATINTGR
                             ------------         ------------        ------------         ------------        ------------

         1.50%  EV                      -                  464                   -                    7                   -
         1.55%  EV                      -                    8                   -                   10                   -
         1.60%  EV                      -                  144                   -                    -                   -
         1.65%  EV                      -                  132                   -                    5                   -
         1.80%  EV                      -                    5                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $     13,870            2,770,030               4,841              538,902               1,346
                             ============         ============        ============         ============        ============



                             NSATMIDCAPIX            NSATMYMKT          NSATMSECBD           NSATGLOB50          NSATSMCAPG
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    155,812            1,619,934             322,015              192,106             134,045
         1.00%                     86,124              862,391             193,019              109,132              87,704
         1.05%                     20,906              225,073              56,715               25,633              14,764
         1.10%                      5,562               30,634               1,936                5,333               5,112
         1.15%                      1,674                7,546               1,628                1,672               2,187
         1.20%                     70,425            1,703,001              77,534               59,045              72,891
         1.25%                      4,176               35,471               3,293                5,471               5,274
         1.30%                     15,532              443,580              25,295               31,347              24,157
         1.35%                      4,325               55,512               7,355                3,271               3,566
         1.40%                     38,585              368,508              23,411                9,834              61,378
         1.45%                     30,596              272,405              14,269                4,917              42,620
         1.50%                      4,119               48,006               4,121                2,110              10,400
         1.55%                      5,856               22,931               2,218                2,798              11,196
         1.60%                      2,534                5,684               2,852                  357               5,818
         1.65%                      2,277               20,823               2,764                1,686               2,528
         1.70%                      1,609                3,792                 740                  228               1,290
         1.75%                        321                1,671                 445                    3               2,573
         1.80%                        274                1,416                 419                1,645               1,250
         1.85%                        351                5,513                 733                  649                 988
         1.90%                        384                3,766                   -                   80                 597
         1.95%                        137                5,541                 198                    9                 579
         2.00%                        113                2,559                  76                   28                 560
         2.05%                          2                2,671                   -                    -                 382
         2.10%                         44                1,062                  11                   27                 273
         2.15%                         30                1,064                   8                    -                 352
         2.20%                         87                1,497                   -                   11                  89
         2.25%                          9                   64                   6                    5                   -
         2.30%                          -                    -                   -                    -                  14
         2.35%                          3                    -                   -                    4                   2
         2.40%                          -                    -                   -                    -                   7
         0.95%  EV                 10,476               83,759               6,935                1,992              11,359
         1.00%  EV                  9,154               37,729               3,295                  986               8,238
         1.05%  EV                    895                5,631                 866                   87                 911
         1.10%  EV                  1,243                4,786                 575                  374               1,785
         1.15%  EV                    661                1,027                 514                   80               1,138
         1.20%  EV                    440                2,276                 373                  114                 381
         1.25%  EV                    274                  258                 262                   18                 330
         1.30%  EV                     26                  259                  82                    5                  16
         1.35%  EV                     38                  134                  65                   14                  21
         1.40%  EV                    109                  826                 180                  132                 398
         1.45%  EV                    168                  727                   -                   14                 130
         1.50%  EV                     50                1,426                  80                    3                 145
         1.55%  EV                     31                1,498                  14                    4                 112
         1.60%  EV                     21                  502                   -                    -                  81
         1.65%  EV                     45                  299                   5                    7                  59
         1.70%  EV                      6                  201                   1                    -                  60
         1.75%  EV                     33                  241                   -                    2                  30
         1.80%  EV                      3                   12                   -                    1                   -
         1.85%  EV                      -                    -                   -                    -                   2
         1.90%  EV                      -                    -                   -                    -                   2
         1.95%  EV                      -                    -                   -                    -                   1
                             ------------         ------------        ------------         ------------        ------------
           Total             $    475,540            5,893,706             754,308              461,234             517,795
                             ============         ============        ============         ============        ============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               NSATSMCAPV             NSATSMCO          NSATSTRVAL          NSATSTMIDCP           NSATTOTRE
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    517,582              756,738              88,940              680,678           2,569,558
         1.00%                    241,253              428,200              52,011              408,739           1,748,348
         1.05%                     58,315               78,466              12,113               56,462             281,648
         1.10%                     14,959               16,322                 812               32,283             108,085
         1.15%                      3,726                6,245                 257                7,139              29,987
         1.20%                    117,686              273,426              21,590              209,045             217,113
         1.25%                      5,504               11,486               1,805               19,150              28,611
         1.30%                     28,823               51,995               6,230               80,366              62,099
         1.35%                      5,281               10,909               1,298                8,514              14,608
         1.40%                     35,466               98,055               4,579               98,051             114,203
         1.45%                     21,388               68,506               5,919              127,205              97,711
         1.50%                      8,633               16,476               2,635               25,258              19,358
         1.55%                      6,948               18,399                 424               15,558              15,364
         1.60%                      1,545                3,101                 153                6,445               4,162
         1.65%                      2,747                7,767               1,656                7,474               7,271
         1.70%                        503                3,049                   1                4,103               3,518
         1.75%                        621                  949                   -                3,738                 184
         1.80%                        234                  413                 148                1,211                 498
         1.85%                        528                3,471                  75                3,250               3,133
         1.90%                        468                  907                  28                1,163                 529
         1.95%                        441                  410                   -                  965                 352
         2.00%                        666                  395                   -                  495                 172
         2.05%                         58                    4                   -                2,831                  17
         2.10%                        164                  940                   5                  259                 393
         2.15%                          9                   20                   -                  255                   1
         2.20%                          2                   67                   -                   78                   -
         2.25%                         18                   12                   -                   12                   -
         2.30%                          -                    2                   -                   50                   -
         2.35%                          4                    -                   -                   12                   -
         2.40%                          -                    -                   -                    4                   -
         2.45%                          -                    -                   -                   19                   -
         0.95%  EV                  9,220               18,693                 556               15,739              23,149
         1.00%  EV                  5,997               13,988               1,076               24,524              19,491
         1.05%  EV                    622                1,401                 234                1,397               1,504
         1.10%  EV                    957                3,958                  38                2,838               2,815
         1.15%  EV                    347                  613                  22                1,188                 813
         1.20%  EV                    588                1,378                 241                1,057               1,117
         1.25%  EV                    164                  583                   -                  902                 710
         1.30%  EV                     75                   35                   -                  228                  14
         1.35%  EV                     11                   50                   -                  226                  49
         1.40%  EV                    259                  851                  35                  593                 822
         1.45%  EV                     98                  215                   5                  206                 136
         1.50%  EV                     74                  257                   -                  133                 149
         1.55%  EV                    118                  117                   -                  162                  74
         1.60%  EV                     25                   32                   -                  368                   7
         1.65%  EV                     45                  227                   2                   38                  89
         1.70%  EV                      3                    8                   -                   76                   -
         1.75%  EV                      -                   27                   -                   28                   -
         1.80%  EV                      4                    3                   -                    3                   -
         1.85%  EV                      -                    3                   -                    2                   -
         1.90%  EV                      1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  1,092,180            1,899,169             202,888            1,850,520           5,377,862
                             ============         ============        ============         ============        ============

                               NBAMTGUARD            NBAMTMCGR           NBAMTPART            OPPAGGGRO            OPPCAPAP
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    305,886              897,028             556,751            1,398,864           1,292,340
         1.00%                    214,445              553,795             405,795              852,584             857,372
         1.05%                     47,035              119,750              69,649              140,869             142,668
         1.10%                     12,529               36,438               8,524               65,971              48,353

(Continued)                    NBAMTGUARD            NBAMTMCGR           NBAMTPART            OPPAGGGRO            OPPCAPAP
                             ------------         ------------        ------------         ------------        ------------
         1.15%                      3,114                8,806               1,908               21,061              18,276
         1.20%                     81,635              308,570              73,679              534,858             349,247
         1.25%                      4,698               20,505               8,326               39,121              31,700
         1.30%                     13,158               86,291              16,424              149,783             113,253
         1.35%                      3,755                9,249               5,656               17,444              25,077
         1.40%                     19,490              178,259              14,012              244,138             164,171
         1.45%                     13,959              116,837              18,732              203,605             257,003
         1.50%                      4,238               23,770               1,602               47,085              31,809
         1.55%                      1,379               25,291               2,522               33,993              22,705
         1.60%                      3,001               17,255               1,986               10,470               7,311
         1.65%                        514               13,265               1,060               17,824              12,274
         1.70%                        177                4,292                 313                6,060              23,984
         1.75%                        182                3,832                  13                5,407               4,469
         1.80%                        739                  820                   -                2,335               5,366
         1.85%                         47                3,736                 170                7,526               4,818
         1.90%                         40                1,944                  11                2,785               1,401
         1.95%                        324                1,123                  23                1,777               1,653
         2.00%                        145                1,725                 117                1,819               1,341
         2.05%                          -                3,095                   -                  555                 230
         2.10%                         36                  721                  27                1,665                 672
         2.15%                         50                  685                  45                1,013                 929
         2.20%                          -                  144                  12                  103                 155
         2.25%                          -                   13                   5                   29                  10
         2.30%                          -                   59                   -                   35                  30
         2.35%                          -                   14                   4                    4                  10
         2.40%                          -                   15                   -                    7                  15
         0.95%  EV                  5,263               32,118               3,513               41,586              34,224
         1.00%  EV                  3,089               23,575               3,796               44,080              52,928
         1.05%  EV                    205                2,169                 105                3,720               2,781
         1.10%  EV                    402                5,004                 572                5,287               5,319
         1.15%  EV                    676                3,033                 363                1,711               1,396
         1.20%  EV                    203                1,931                 111                2,195               1,959
         1.25%  EV                     66                  892                  52                1,448               4,780
         1.30%  EV                     13                  191                   6                  212                 263
         1.35%  EV                      6                  130                   -                  292                  74
         1.40%  EV                     66                  851                 160                1,808               1,269
         1.45%  EV                     12                  407                   2                  615                 408
         1.50%  EV                    128                  302                  26                  455                 335
         1.55%  EV                     28                  329                  22                  315                 276
         1.60%  EV                      -                  448                   -                  131                  67
         1.65%  EV                      7                  200                   7                  315                 173
         1.70%  EV                     10                  161                   9                  208                 241
         1.75%  EV                      -                  147                   3                   33                  38
         1.80%  EV                      -                    2                   1                    5                   3
         1.85%  EV                      -                   11                   -                    2                   5
         1.90%  EV                      -                    5                   -                    1                   4
         1.95%  EV                      -                    2                   -                    1                   3
                             ------------         ------------        ------------         ------------        ------------
           Total             $    740,750            2,509,235           1,196,114            3,913,210           3,525,188
                             ============         ============        ============         ============        ============

                                 OPPGLSEC             OPPGRINC              STOPP2           VEWRLDEMKT           VEWRLDHAS
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $     32,081              886,999              16,992              180,318              36,523
         1.00%                     17,410              591,617               23,257              88,794               15,111
         1.05%                      2,151              126,581               1,016               17,851               4,537
         1.10%                      1,285               27,142                 666                3,866                 114
         1.15%                        580               10,586                  89                  678                 124
         1.20%                     40,458              330,095              23,012               73,190              14,821
         1.25%                      1,123               35,982               1,116                4,024                 311
         1.30%                     18,909              114,708              10,594               21,271               2,873
         1.35%                      1,401               18,353               1,126                3,359                 975
         1.40%                     21,095              158,158              12,997               21,339               3,978

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                        OPPGLSEC             OPPGRINC              STOPP2           VEWRLDEMKT           VEWRLDHAS
                             ------------         ------------        ------------         ------------        ------------
         1.45%                     11,724              145,917              39,114               19,306               3,322
         1.50%                      2,259               33,693               1,991                3,255                 297
         1.55%                      1,661               18,950               1,031                2,365                 180
         1.60%                        533               14,613                 334                1,160                  52
         1.65%                        784               17,324               1,093                1,852                 173
         1.70%                        733                2,384                 578                  844                  29
         1.75%                        232                1,675                  20                  181                   2
         1.80%                      1,515                3,907                   -                   81                  43
         1.85%                        100                5,278                 237                  313                   -
         1.90%                        238                1,421                 332                  670                   -
         1.95%                        910                2,270                 425                  370                   -
         2.00%                         33                2,513                 325                  628                   7
         2.05%                          -                  384                   -                   95                   -
         2.10%                         37                  229                  11                  449                   -
         2.15%                         15                2,637                   -                  196                   -
         2.20%                          -                  235                   1                   37                   -
         2.25%                          -                   16                   -                    3                   -
         2.30%                          -                   15                   -                   13                   2
         2.35%                          -                   25                   -                    2                   -
         2.40%                          -                    3                   -                    6                   -
         2.45%                          -                   18                   -                    -                   -
         0.95%  EV                  8,275               33,435               4,799                3,233                 821
         1.00%  EV                  5,423               30,781               9,917                1,920                 676
         1.05%  EV                    588                3,229                 346                  192                   1
         1.10%  EV                    763                4,038                 450                  300                  46
         1.15%  EV                    165                3,063                  80                  159                   -
         1.20%  EV                    393                1,831                 263                  137                  32
         1.25%  EV                    417                  470                 182                  134                   6
         1.30%  EV                    140                  170                   1                    9                   -
         1.35%  EV                     14                  163                   3                   10                   -
         1.40%  EV                     85                1,427                 255                   38                   -
         1.45%  EV                    152                  424                  53                  104                   -
         1.50%  EV                    310                  383                 329                   69                   -
         1.55%  EV                      5                  473                 147                   89                   3
         1.60%  EV                     20                   48                   -                   22                  27
         1.65%  EV                     11                   69                   7                  103                   -
         1.70%  EV                      -                  350                   -                   43                   -
         1.75%  EV                      -                  180                   -                   12                   -
         1.80%  EV                      -                    3                   -                    1                   -
         1.85%  EV                      -                    1                   -                    2                   1
         1.90%  EV                      -                    5                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $    174,028            2,634,271             153,189              453,093              85,087
                             ============         ============        ============         ============        ============

                                 VFDIVSTK             VFSMCOOP            VPINVQBD            WPGPVENCP             WPINTEQ
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $        769                   62                   -               96,395             180,812
         1.00%                      1,323                   84                   -               49,254              80,063
         1.05%                         41                    -                   -               15,816              19,572
         1.10%                        942                    -                   -                  567                 591
         1.15%                          -                    -                   -                  480                 400
         1.20%                     53,012                6,262              10,282               22,117              49,050
         1.25%                      1,827                  320                 393                1,015               3,235
         1.30%                          -                    -                   -                3,785               3,409
         1.35%                          -                    -                   -                1,502                 717
         1.40%                      1,171                   45                   -                6,796                 148

                                                                     (Continued)

Continued                        VFDIVSTK             VFSMCOOP            VPINVQBD            WPGPVENCP             WPINTEQ
                             ------------         ------------        ------------         ------------        ------------
         1.45%                     19,441                  805                   -                2,777                 175
         1.50%                      1,879                  610                 353                1,576               1,204
         1.55%                        505                    -                   -                  387                   -
         1.60%                        549                    -                   -                  409                  38
         1.65%                        519                  147                 125                   32                 193
         1.70%                         54                    -                   -                  164                   -
         1.75%                          -                    -                   -                   29                   -
         1.80%                          -                    -                   -                  176                   -
         1.85%                         26                    -                   -                    -                   -
         1.90%                         72                    -                   -                   16                   -
         1.95%                          -                    -                   -                    -                   -
         2.00%                        119                    -                   -                    -                   -
         2.05%                         66                   22                   -                    -                   -
         2.15%                          -                    7                   -                    -                   -
         2.30%                          -                    -                   -                    2                   -
         0.95%  EV                    295                   45                   -                  557                   -
         1.00%  EV                  3,988                   82                   -                  378                   -
         1.05%  EV                     72                   59                   -                   25                   -
         1.10%  EV                     87                    -                   -                   11                   -
         1.15%  EV                    119                    -                   -                   85                   -
         1.20%  EV                     24                    -                   -                    6                   -
         1.25%  EV                     85                    -                   -                    -                   -
         1.35%  EV                      -                    -                   -                    6                   -
         1.40%  EV                     10                    -                   -                    -                   -
         1.45%  EV                      8                    -                   -                    3                   -
         1.55%  EV                     39                    -                   -                    -                   -
         1.60%  EV                     20                    7                   -                    -                   -
         1.70%  EV                      6                    2                   -                    -                   -
         1.85%  EV                      -                    -                   -                    1                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $     87,068                8,559              11,153              204,367             339,607
                             ============         ============        ============         ============        ============

                                  WPVALUE
                             ------------
         0.95%               $    122,542
         1.00%                     53,205
         1.05%                     18,368
         1.10%                      1,085
         1.15%                         43
         1.20%                     18,129
         1.25%                        726
         1.30%                      2,381
         1.35%                        875
         1.40%                        433
         1.65%                         10
                             ------------
           Total             $    217,797
                             ============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity as of December 31, 2000, and total return for each of the years in the three year period ended December 31, 2000 and for the period November 3, 1997 (commencement of operations) through December 31, 1997.

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
American VP - American Century
  Vp International:
    Tax and non-tax
      qualified ................  0.95%    7,018,117   $ 13.539187 $  95,019,598   (11.46)%      16.90%       25.66%      25.37%***
                                  1.00%    3,900,358     13.517671    52,723,756   (11.50)%      16.84%       25.60%      25.32%***
                                  1.05%      653,732     13.496155     8,822,868   (11.55)%      16.78%       25.53%      25.26%***
                                  1.10%      390,290     12.914785     5,040,511   (11.59)%      16.72%       99.87%***    -
                                  1.15%       81,763     12.900147     1,054,755   (11.64)%      16.66%       99.81%***    -
                                  1.20%    2,074,770     12.802086    26,561,384   (11.68)%      16.60%       72.79%***    -
                                  1.25%      257,237     12.787029     3,289,297   (11.73)%      16.55%       72.73%***    -
                                  1.30%      579,704     12.771997     7,403,978   (11.77)%      16.49%       72.67%***    -
                                  1.35%      143,317     12.841696     1,840,433   (11.82)%      16.43%       99.56%***    -
                                  1.40%       48,440     12.827110       621,345   (11.86)%      16.37%       99.49%***    -
                                  1.45%       38,213     12.812521       489,605   (11.90)%      16.31%       99.43%***    -
                                  1.50%       91,071     12.797950     1,165,522   (11.95)%      16.25%       99.37%***    -
                                  1.55%        3,256     12.783396        41,623   (11.99)%      16.19%       99.31%***    -
                                  1.60%        4,133     12.768846        52,774   (12.04)%      16.13%       99.24%***    -
                                  1.65%       19,036     12.754306       242,791   (12.08)%      16.07%       99.18%***    -
                                  1.70%        4,805      9.573565        46,001   (12.13)%      13.45%***     -           -
                                  1.75%        8,440      9.565494        80,733   (12.17)%      13.39%***     -           -
                                  1.80%        7,095      9.557420        67,810   (12.22)%      13.34%***     -           -
        Extra Value ............  0.95%      987,259     12.833535    12,670,023    (9.91)%***    -            -           -
                                  1.00%      822,474     12.818972    10,543,271    (9.96)%***    -            -           -
                                  1.05%       85,553     12.804410     1,095,456   (10.00)%***    -            -           -
                                  1.10%      114,844     12.789854     1,468,838   (10.05)%***    -            -           -
                                  1.15%      127,694     12.775316     1,631,331   (10.09)%***    -            -           -
                                  1.20%       41,515     12.760780       529,764   (10.14)%***    -            -           -
                                  1.25%       79,925     10.073275       805,107   (10.18)%***    -            -           -
                                  1.30%        1,834     10.063277        18,456   (10.23)%***    -            -           -
                                  1.35%        2,731     10.053296        27,456   (10.28)%***    -            -           -
                                  1.40%       34,528     10.043312       346,775   (10.32)%***    -            -           -
                                  1.45%       11,881     10.033345       119,206   (10.37)%***    -            -           -
                                  1.50%        9,223     10.023377        92,446   (10.41)%***    -            -           -
                                  1.55%        7,411     10.013399        74,209   (10.46)%***    -            -           -
                                  1.60%        1,201     10.003449        12,014   (10.50)%***    -            -           -
                                  1.65%          815      9.993496         8,145   (10.55)%***    -            -           -
                                  1.75%        1,091      9.973597        10,881   (10.64)%***    -            -           -
                                  1.80%          110      9.963676         1,096   (10.68)%***    -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.85%          134      9.953738         1,334   (10.73)%***    -            -            -
                                  1.90%           96      9.943798           955   (10.78)%***    -            -            -
American VP - American Century
  VP International:
    Tax and non-tax qualified ... 0.95%    7,422,625     15.886136   117,916,830   (17.61)%      62.49%       17.63%       5.45%***
                                  1.00%    3,986,673     15.860876    63,232,126   (17.65)%      62.41%       17.57%       5.40%***
                                  1.05%      721,255     15.835690    11,421,571   (17.70)%      62.32%       17.51%       5.35%***
                                  1.10%      206,399     16.098754     3,322,767   (17.74)%      62.24%       81.87%***    -
                                  1.15%       66,388     16.080508     1,067,553   (17.78)%      62.16%       81.80%***    -
                                  1.20%    2,611,870     14.524713    37,936,662   (17.82)%      62.08%       27.08%***    -
                                  1.25%      194,423     14.507647     2,820,620   (17.86)%      62.00%       27.03%***    -
                                  1.30%      666,520     14.490593     9,658,270   (17.90)%      61.92%       26.97%***    -
                                  1.35%      116,849     16.007673     1,870,481   (17.94)%      61.83%       81.56%***    -
                                  1.40%       43,434     15.989500       694,488   (17.98)%      61.75%       81.50%***    -
                                  1.45%       26,769     15.971330       427,537   (18.03)%      61.67%       81.44%***    -
                                  1.50%      124,316     15.953179     1,983,235   (18.07)%      61.59%       81.38%***    -
                                  1.55%       33,681     15.935027       536,708   (18.11)%      61.51%       81.32%***    -
                                  1.60%        3,933     15.916904        62,601   (18.15)%      61.42%       81.26%***    -
                                  1.65%       35,178     15.898785       559,287   (18.19)%      61.34%       81.20%***    -
                                  1.70%        3,840     12.522513        48,086   (18.23)%      79.89%***     -           -
                                  1.75%        3,023     12.511970        37,824   (18.27)%      79.81%***     -           -
                                  1.80%        1,977     12.501416        24,715   (18.32)%      79.73%***     -           -
                                  1.90%            5     12.480327            62   (18.40)%      79.58%***     -           -
                                  2.00%          212     12.459273         2,641   (18.48)%      79.42%***     -           -
        Extra Value ............. 0.95%    1,254,272     16.013723    20,085,564   (15.43)%***    -            -           -
                                  1.00%      852,006     15.995555    13,628,309   (15.47)%***    -            -           -
                                  1.05%       88,800     15.977403     1,418,793   (15.52)%***    -            -           -
                                  1.10%      216,712     15.959268     3,458,565   (15.56)%***    -            -           -
                                  1.15%       75,717     15.941133     1,207,015   (15.60)%***    -            -           -
                                  1.20%       55,732     15.923029       887,422   (15.64)%***    -            -           -
                                  1.25%       49,961     12.795341       639,268   (15.69)%***    -            -           -
                                  1.30%        2,527     12.782658        32,302   (15.73)%***    -            -           -
                                  1.35%        1,253     12.769987        16,001   (15.77)%***    -            -           -
                                  1.40%       26,520     12.757327       338,324   (15.82)%***    -            -           -
                                  1.45%       18,448     12.744654       235,113   (15.86)%***    -            -           -
                                  1.50%       36,626     12.732016       466,323   (15.90)%***    -            -           -
                                  1.55%        2,846     12.719356        36,199   (15.94)%***    -            -           -
                                  1.60%        2,454     12.706727        31,182   (15.99)%***    -            -           -
                                  1.65%          742     12.694086         9,419   (16.03)%***    -            -           -
                                  1.70%        2,381     12.681460        30,195   (16.07)%***    -            -           -
                                  1.75%        1,206     12.668851        15,279   (16.12)%***    -            -           -
                                  1.80%          169     12.656219         2,139   (16.16)%***    -            -           -
                                  1.90%           40     12.631008           505   (16.24)%***    -            -           -
                                  1.95%           76     12.618411           959   (16.29)%***    -            -           -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**


American VP - American Century
  VP Value:
    Tax and non-tax qualified ..  0.95%    3,301,779     12.285793    40,564,973    17.03%       (1.79)%       3.82%      18.38%***
                                  1.00%    1,348,126     12.266234    16,536,429    16.97%       (1.84)%       3.76%      18.33%***
                                  1.05%      319,706     12.246733     3,915,354    16.91%       (1.89)%       3.71%      18.28%***
                                  1.10%       58,618     12.924722       757,621    16.85%       (1.94)%      50.81%***    -
                                  1.15%       13,110     12.910062       169,251    16.79%       (1.99)%      50.75%***    -
                                  1.20%      917,715     13.147862    12,065,990    16.73%       (2.04)%      44.84%***    -
                                  1.25%       79,873     13.132406     1,048,925    16.67%       (2.09)%      44.78%***    -
                                  1.30%      299,304     13.116946     3,925,954    16.62%       (2.14)%      44.72%***    -
                                  1.35%       42,146     12.851555       541,642    16.56%       (2.19)%      50.53%***    -
                                  1.40%       23,436     12.836968       300,847    16.50%       (2.24)%      50.47%***    -
                                  1.45%       12,071     12.822378       154,779    16.44%       (2.29)%      50.41%***    -
                                  1.50%       47,141     12.807784       603,772    16.38%       (2.34)%      50.36%***    -
                                  1.55%        3,503     12.793204        44,815    16.32%       (2.39)%      50.30%***    -
                                  1.60%          434     12.778642         5,546    16.26%       (2.44)%      50.25%***    -
                                  1.65%       16,121     12.764086       205,770    16.20%       (2.49)%      50.19%***    -
                                  1.70%        1,110     10.197744        11,319    16.15%      (18.34)%***    -           -
                                  1.75%        3,773     10.189139        38,444    16.09%      (18.38)%***    -           -
                                  1.80%        6,794     10.180559        69,167    16.03%      (18.42)%***    -           -
                                  1.90%           17     10.163375           173    15.91%      (18.51)%***    -           -
    Extra Value ................  0.95%      542,421     12.836853     6,962,979    19.60%***     -            -           -
                                  1.00%      542,905     12.822282     6,961,281    19.54%***     -            -           -
                                  1.05%       23,096     12.807702       295,807    19.48%***     -            -           -
                                  1.10%       67,162     12.793140       859,213    19.42%***     -            -           -
                                  1.15%       19,988     12.778588       255,418    19.36%***     -            -           -
                                  1.20%       10,990     12.764037       140,277    19.30%***     -            -           -
                                  1.25%        4,206     11.395802        47,931    19.24%***     -            -           -
                                  1.30%        3,882     11.384497        44,195    19.18%***     -            -           -
                                  1.35%          126     11.373207         1,433    19.12%***     -            -           -
                                  1.40%       21,574     11.361940       245,122    19.06%***     -            -           -
                                  1.45%        4,792     11.350626        54,392    19.00%***     -            -           -
                                  1.50%        9,205     11.339331       104,379    18.94%***     -            -           -
                                  1.55%        3,972     11.328063        44,995    18.88%***     -            -           -
                                  1.60%        4,298     11.316810        48,640    18.82%***     -            -           -
                                  1.65%        2,847     11.305532        32,187    18.76%***     -            -           -
                                  1.70%        1,514     11.294287        17,100    18.70%***     -            -           -
                                  1.75%        1,148     11.283026        12,953    18.64%***     -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
The Dreyfus Socially Responsible
  Growth Fund, Inc.:
     Tax and non-tax
       qualified ..............  0.95%     7,688,486     14.800297   113,791,876    (11.87)%      28.84%     28.15%      10.59%***
                                 1.00%     4,662,244     14.776765    68,892,884    (11.92)%      28.78%      28.09%     10.54%***
                                 1.05%       767,101     14.753247    11,317,231    (11.96)%      28.71%      28.02%     10.49%***
                                 1.10%       895,698     14.472958    12,963,400    (12.01)%      28.65%     110.56%***    -
                                 1.15%       180,156     14.456547     2,604,434    (12.05)%      28.59%     110.50%***    -
                                 1.20%     1,625,644     14.414394    23,432,673    (12.10)%      28.52%      82.60%***    -
                                 1.25%       151,054     14.397461     2,174,794    (12.14)%      28.46%      82.53%***    -
                                 1.30%       432,064     14.380518     6,213,304    (12.18)%      28.39%      82.47%***    -
                                 1.35%        66,346     14.391057       954,789    (12.23)%      28.33%     110.24%***    -
                                 1.40%        39,017     14.374715       560,858    (12.27)%      28.26%     110.18%***    -
                                 1.45%        34,149     14.358357       490,324    (12.32)%      28.20%     110.12%***    -
                                 1.50%        86,373     14.342049     1,238,766    (12.36)%      28.13%     110.05%***    -
                                 1.55%        29,279     14.325738       419,443    (12.40)%      28.07%     109.99%***    -
                                 1.60%         2,319     14.309420        33,184    (12.45)%      28.00%     109.92%***    -
                                 1.65%        27,530     14.293123       393,490    (12.49)%      27.94%     109.86%***    -
                                 1.70%        10,940     10.380157       113,559    (12.54)%      28.08%***    -           -
                                 1.75%        27,073     10.371408       280,785    (12.58)%      28.02%***    -           -
                                 1.80%         3,663     10.362676        37,958    (12.63)%      27.96%***    -           -
                                 2.00%           289     10.327709         2,985    (12.80)%      27.72%***    -           -
     Extra Value ..............  0.95%     1,376,834     14.389633    19,812,136    (11.72)%***    -           -           -
                                 1.00%       989,939     14.373315    14,228,705    (11.76)%***    -           -           -
                                 1.05%       119,018     14.356999     1,708,741    (11.81)%***    -           -           -
                                 1.10%       123,367     14.340689     1,769,168    (11.85)%***    -           -           -
                                 1.15%       117,607     14.324376     1,684,647    (11.90)%***    -           -           -
                                 1.20%        75,452     14.308099     1,079,575    (11.94)%***    -           -           -
                                 1.25%        69,590     11.078709       770,967    (11.99)%***    -           -           -
                                 1.30%         8,012     11.067740        88,675    (12.03)%***    -           -           -
                                 1.35%         6,690     11.056764        73,970    (12.08)%***    -           -           -
                                 1.40%        62,594     11.045784       691,400    (12.12)%***    -           -           -
                                 1.45%        12,862     11.034829       141,930    (12.17)%***    -           -           -
                                 1.50%        19,564     11.023866       215,671    (12.21)%***    -           -           -
                                 1.55%         4,939     11.012907        54,393    (12.25)%***    -           -           -
                                 1.60%         4,615     11.001966        50,774    (12.30)%***    -           -           -
                                 1.65%         2,529     10.991025        27,796    (12.34)%***    -           -           -
                                 1.70%         4,687     10.980071        51,464    (12.39)%***    -           -           -
                                 1.75%         5,474     10.969119        60,045    (12.43)%***    -           -           -
                                 1.80%           194     10.958221         2,126    (12.48)%***    -           -           -
                                 1.85%            72     10.947277           788    (12.52)%***    -           -           -
                                 1.90%           332     10.936362         3,631    (12.57)%***    -           -           -
                                 1.95%             4     10.925453            44    (12.61)%***    -           -           -
                                 2.00%           197     10.914553         2,150    (12.66)%***    -           -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
Dreyfus Stock Index Fund:
     Tax and non-tax
       qualified ...............  0.95%  36,570,268      14.101205   515,684,846    (10.14)%     19.46%       26.99%      21.28%***
                                  1.00%  23,031,006      14.078788   324,248,651    (10.18)%     19.40%       26.93%      21.23%***
                                  1.05%   3,936,553      14.056384    55,333,701    (10.23)%     19.34%       26.87%      21.18%***
                                  1.10%   1,747,579      13.339745    23,312,258    (10.27)%     19.28%       97.83%***    -
                                  1.15%     591,749      13.324628     7,884,835    (10.32)%     19.22%       97.77%***    -
                                  1.20%   8,683,693      13.209188   114,704,533    (10.36)%     19.16%       70.87%***    -
                                  1.25%     756,443      13.193664     9,980,255    (10.41)%     19.10%       70.81%***    -
                                  1.30%   2,902,116      13.178151    38,244,523    (10.45)%     19.04%       70.75%***    -
                                  1.35%     585,977      13.264252     7,772,547    (10.50)%     18.98%       97.52%***    -
                                  1.40%     274,625      13.249172     3,638,554    (10.54)%     18.92%       97.46%***    -
                                  1.45%     161,061      13.234124     2,131,501    (10.59)%     18.86%       97.40%***    -
                                  1.50%     329,534      13.219073     4,356,134    (10.63)%     18.80%       97.34%***    -
                                  1.55%      29,457      13.204037       388,951    (10.68)%     18.74%       97.27%***    -
                                  1.60%      13,659      13.188992       180,148    (10.72)%     18.68%       97.21%***    -
                                  1.65%      92,278      13.173971     1,215,668    (10.77)%     18.62%       97.15%***    -
                                  1.70%      46,901       9.626823       451,508    (10.81)%     11.94%***     -           -
                                  1.75%      14,530       9.618706       139,760    (10.86)%     11.88%***     -           -
                                  1.80%      12,622       9.610581       121,305    (10.91)%     11.83%***     -           -
                                  1.85%          41       9.602483           394    (10.95)%     11.77%***     -           -
     Extra Value ...............  0.95%   4,619,541      13.258257    61,247,062     (9.22)%***   -            -           -
                                  1.00%   3,831,015      13.243205    50,734,917     (9.27)%***   -            -           -
                                  1.05%     342,924      13.228164     4,536,255     (9.31)%***   -            -           -
                                  1.10%     604,423      13.213132     7,986,321     (9.36)%***   -            -           -
                                  1.15%     305,013      13.198108     4,025,595     (9.40)%***   -            -           -
                                  1.20%     193,695      13.183101     2,553,501     (9.45)%***   -            -           -
                                  1.25%     506,525      10.469032     5,302,826     (9.49)%***   -            -           -
                                  1.30%      20,265      10.458642       211,944     (9.54)%***   -            -           -
                                  1.35%      10,271      10.448286       107,314     (9.59)%***   -            -           -
                                  1.40%      94,257      10.437897       983,845     (9.63)%***   -            -           -
                                  1.45%      40,751      10.427541       424,933     (9.68)%***   -            -           -
                                  1.50%      89,972      10.417184       937,255     (9.72)%***   -            -           -
                                  1.55%      44,847      10.406826       466,715     (9.77)%***   -            -           -
                                  1.60%      17,859      10.396491       185,671     (9.82)%***   -            -           -
                                  1.65%       8,833      10.386136        91,741     (9.86)%***   -            -           -
                                  1.70%       9,380      10.375788        97,325     (9.91)%***   -            -           -
                                  1.75%       8,593      10.365465        89,070     (9.95)%***   -            -           -
                                  1.80%          84      10.355142           870    (10.00)%***   -            -           -
                                  1.85%         291      10.344815         3,010    (10.04)%***   -            -           -


                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.90%         508      10.334497         5,250    (10.09)%***    -           -           -
                                  1.95%         196      10.324178         2,024    (10.14)%***    -           -           -
                                  2.00%         216      10.313873         2,228    (10.18)%***    -           -           -
Dreyfus IP - European Equities
  Fund:
     Tax and non-tax
       qualified ...............  0.95%     425,730      12.521432     5,330,749     (2.92)%     110.29%***    -           -
                                  1.00%     208,417      12.513519     2,608,030     (2.97)%     110.22%***    -           -
                                  1.05%      33,115      12.505588       414,123     (3.02)%     110.16%***    -           -
                                  1.10%       9,132      12.497666       114,129     (3.07)%     110.09%***    -           -
                                  1.15%       6,234      12.489736        77,861     (3.12)%     110.03%***    -           -
                                  1.20%     432,778      12.481806     5,401,851     (3.17)%     109.96%***    -           -
                                  1.25%      22,568      12.473885       281,511     (3.22)%     109.90%***    -           -
                                  1.30%      44,415      12.465971       553,676     (3.27)%     109.84%***    -           -
                                  1.35%       9,752      12.458039       121,491     (3.31)%     109.77%***    -           -
                                  1.40%       5,440      12.450126        67,729     (3.36)%     109.71%***    -           -
                                  1.45%         764      12.442209         9,506     (3.41)%     109.64%***    -           -
                                  1.50%       9,446      12.434292       117,454     (3.46)%     109.58%***    -           -
                                  1.55%       2,657      12.426374        33,017     (3.51)%     109.51%***    -           -
                                  1.60%       3,612      12.418459        44,855     (3.56)%     109.45%***    -           -
                                  1.65%       6,339      12.410545        78,670     (3.61)%     109.38%***    -           -
                                  1.70%         760      12.402636         9,426     (3.66)%     109.32%***    -           -
                                  1.80%       1,937      12.386804        23,993     (3.75)%     109.19%***    -           -
     Extra Value ...............  0.95%     170,601      12.381637     2,112,320     (2.66)%***    -           -           -
                                  1.00%     163,597      12.371216     2,023,894     (2.71)%***    -           -           -
                                  1.05%       5,783      12.360784        71,482     (2.76)%***    -           -           -
                                  1.10%      17,875      12.350364       220,763     (2.81)%***    -           -           -
                                  1.15%       6,458      12.339938        79,691     (2.86)%***    -           -           -
                                  1.20%       5,325      12.329516        65,655     (2.91)%***    -           -           -
                                  1.25%         756      12.319107         9,313     (2.96)%***    -           -           -
                                  1.30%         900      12.308685        11,078     (3.01)%***    -           -           -
                                  1.35%         242      12.298291         2,976     (3.06)%***    -           -           -
                                  1.40%         447      12.287862         5,493     (3.10)%***    -           -           -
                                  1.45%         527      12.277474         6,470     (3.15)%***    -           -           -
                                  1.50%         419      12.267075         5,140     (3.20)%***    -           -           -
                                  1.55%       3,356      12.256688        41,133     (3.25)%***    -           -           -
                                  1.60%       3,291      12.246288        40,303     (3.30)%***    -           -           -
                                  1.65%       2,609      12.235904        31,923     (3.35)%***    -           -           -
                                  1.70%         277      12.225512         3,386     (3.40)%***    -           -           -
                                  1.75%         259      12.215141         3,164     (3.45)%***    -           -           -
                                  1.85%          42      12.194379           512     (3.54)%***    -           -           -
Dreyfus VIF - Appreciation
  Portfolio:
     Tax and non-tax
       qualified ...............  0.95%   5,496,898      14.363060    78,952,276     (1.59)%      10.40%      28.98%      15.48%***
                                  1.00%   3,112,371      14.340226    44,632,104     (1.64)%      10.34%      28.92%      15.43%***

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.05%      824,612     14.317438    11,806,331     (1.69)%     10.29%       28.85%      15.37%***
                                  1.10%      275,207     13.420126     3,693,313     (1.74)%     10.23%       94.88%***    -
                                  1.15%       83,827     13.404933     1,123,695     (1.79)%     10.17%       94.82%***    -
                                  1.20%    1,334,422     13.195948    17,608,963     (1.84)%     10.12%       66.09%***    -
                                  1.25%      124,104     13.180436     1,635,745     (1.89)%     10.06%       66.03%***    -
                                  1.30%      342,791     13.164923     4,512,817     (1.94)%     10.01%       65.97%***    -
                                  1.35%       24,994     13.344202       333,525     (1.99)%      9.95%       94.58%***    -
                                  1.40%       41,854     13.329025       557,873     (2.03)%      9.90%       94.51%***    -
                                  1.45%       12,502     13.313894       166,450     (2.08)%      9.84%       94.45%***    -
                                  1.50%       52,941     13.298747       704,049     (2.13)%      9.78%       94.39%***    -
                                  1.55%        4,185     13.283611        55,592     (2.18)%      9.73%       94.33%***    -
                                  1.65%        5,853     13.253384        77,572     (2.28)%      9.62%       94.20%***    -
                                  1.70%        2,517      9.946799        25,036     (2.33)%      2.77%***     -           -
                                  1.75%        1,913      9.938414        19,012     (2.38)%      2.72%***     -           -
                                  1.80%        6,835      9.930036        67,872     (2.43)%      2.66%***     -           -
                                  1.90%           28      9.913289           278     (2.53)%      2.56%***     -           -
        Extra Value ............  0.95%      463,848     13.335902     6,185,831     (1.73)%***   -            -           -
                                  1.00%      249,020     13.320761     3,317,136     (1.77)%***   -            -           -
                                  1.05%       34,390     13.305621       457,580     (1.82)%***   -            -           -
                                  1.10%       75,371     13.290516     1,001,719     (1.87)%***   -            -           -
                                  1.15%       16,219     13.275397       215,314     (1.92)%***   -            -           -
                                  1.20%       33,946     13.260303       450,134     (1.97)%***   -            -           -
                                  1.25%       20,313     10.687361       217,092     (2.02)%***   -            -           -
                                  1.30%        3,093     10.676781        33,023     (2.07)%***   -            -           -
                                  1.35%        3,597     10.666195        38,366     (2.12)%***   -            -           -
                                  1.40%        4,404     10.655601        46,927     (2.17)%***   -            -           -
                                  1.45%        3,496     10.645035        37,215     (2.22)%***   -            -           -
                                  1.50%        7,007     10.634443        74,516     (2.27)%***   -            -           -
                                  1.55%        6,831     10.623866        72,572     (2.32)%***   -            -           -
                                  1.60%        5,159     10.613306        54,754     (2.37)%***   -            -           -
                                  1.65%        4,188     10.602746        44,404     (2.42)%***   -            -           -
                                  1.70%        4,232     10.592201        44,826     (2.46)%***   -            -           -
                                  1.75%          240     10.581647         2,540     (2.51)%***   -            -           -
                                  1.80%          147     10.571091         1,554     (2.56)%***   -            -           -
                                  1.85%          196     10.560568         2,070     (2.61)%***   -            -           -
                                  1.90%          188     10.550036         1,983     (2.66)%***   -            -           -
                                  1.95%          197     10.539499         2,076     (2.71)%***   -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
Federated Quality Bond Fund II:
     Tax and non-tax
       qualified ..............  0.95%      1,638,098    10.729245    17,575,555       9.41%     (2.90)%***    -            -
                                 1.00%        789,960    10.720271     8,468,585       9.35%     (2.95)%***    -            -
                                 1.05%        219,014    10.711288     2,345,922       9.30%     (3.00)%***    -            -
                                 1.10%         64,540    10.702323       690,728       9.24%     (3.05)%***    -            -
                                 1.15%         25,498    10.693364       272,659       9.19%     (3.10)%***    -            -
                                 1.20%      1,148,950    10.684388    12,275,828       9.13%     (3.15)%***    -            -
                                 1.25%         69,524    10.675429       742,199       9.08%     (3.20)%***    -            -
                                 1.30%        467,538    10.666472     4,986,981       9.02%     (3.25)%***    -            -
                                 1.35%         41,480    10.657518       442,074       8.97%     (3.30)%***    -            -
                                 1.40%         64,102    10.648571       682,595       8.91%     (3.35)%***    -            -
                                 1.45%          8,231    10.639621        87,575       8.86%     (3.40)%***    -            -
                                 1.50%         14,453    10.630687       153,645       8.80%     (3.45)%***    -            -
                                 1.55%          4,717    10.621724        50,103       8.75%     (3.50)%***    -            -
                                 1.60%            249    10.612780         2,643       8.69%     (3.55)%***    -            -
                                 1.65%          3,615    10.603847        38,333       8.64%     (3.60)%***    -            -
                                 1.70%            517    10.594913         5,478       8.58%     (3.65)%***    -            -
                                 1.75%            609    10.585977         6,447       8.53%     (3.69)%***    -            -
                                 1.80%          2,293    10.577071        24,253       8.47%     (3.74)%***    -            -
                                 1.90%            221    10.559225         2,334       8.36%     (3.84)%***    -            -
        Extra Value ...........  0.95%        699,097    10.570472     7,389,785      10.22%***   -            -            -
                                 1.00%        507,768    10.561450     5,362,766      10.17%***   -            -            -
                                 1.05%         56,131    10.552420       592,318      10.11%***   -            -            -
                                 1.10%        127,164    10.543392     1,340,740      10.06%***   -            -            -
                                 1.15%         54,241    10.534356       571,394      10.00%***   -            -            -
                                 1.20%         27,245    10.525342       286,763       9.95%***   -            -            -
                                 1.25%          6,445    10.516326        67,778       9.89%***   -            -            -
                                 1.30%          1,419    10.507323        14,910       9.84%***   -            -            -
                                 1.35%            564    10.498298         5,921       9.78%***   -            -            -
                                 1.40%          8,311    10.489298        87,177       9.73%***   -            -            -
                                 1.45%          2,904    10.480307        30,435       9.67%***   -            -            -
                                 1.50%          1,319    10.471308        13,812       9.62%***   -            -            -
                                 1.55%          4,658    10.462281        48,733       9.56%***   -            -            -
                                 1.60%          1,021    10.453285        10,673       9.51%***   -            -            -
                                 1.65%          4,473    10.444309        46,717       9.45%***   -            -            -
                                 1.70%          2,272    10.435325        23,709       9.40%***   -            -            -
                                 1.80%             93    10.417362           969       9.29%***   -            -            -
Fidelity VIP - Equity-Income
  Portfolio - Service Class
  Shares:
        Tax and non-tax
          qualified ............. 0.95%    15,756,237    12.896641   203,202,532       7.28%      5.25%       10.48%       20.95%***
                                  1.00%    10,464,868    12.876144   134,747,147       7.23%      5.19%       10.43%       20.90%***
                                  1.05%     2,445,131    12.855639    31,433,721       7.17%      5.14%       10.37%       20.85%***
                                  1.10%       402,998    13.294130     5,357,508       7.12%      5.09%       71.85%** *    -
                                  1.15%       112,656    13.279061     1,495,966       7.07%      5.03%       71.79%** *    -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.20%      3,510,807     13.313013    46,739,419       7.01%       4.98%       55.40%***  -
                                  1.25%        330,677     13.297371     4,397,135       6.96%       4.93%       55.34%***  -
                                  1.30%        978,014     13.281731    12,989,719       6.91%       4.87%       55.28%***  -
                                  1.35%        127,583     13.218906     1,686,508       6.85%       4.82%       71.56%***  -
                                  1.40%         47,963     13.203880       633,298       6.80%       4.77%       71.50%***  -
                                  1.45%         42,818     13.188860       564,721       6.74%       4.71%       71.44%***  -
                                  1.50%        121,232     13.173869     1,597,094       6.69%       4.66%       71.38%***  -
                                  1.55%         10,644     13.158890       140,063       6.64%       4.61%       71.32%***  -
                                  1.60%          5,168     13.143893        67,928       6.58%       4.55%       71.26%***  -
                                  1.65%         59,631     13.128922       782,891       6.53%       4.50%       71.20%***  -
                                  1.70%          7,314      9.912757        72,502       6.47%     (10.37)%***    -         -
                                  1.75%          9,140      9.904395        90,526       6.42%     (10.42)%***    -         -
                                  1.80%         11,051      9.896058       109,361       6.37%     (10.47)%***    -         -
        Extra Value ............. 0.95%      2,744,291     13.207427    36,245,023      11.32%***    -            -         -
                                  1.00%      1,800,958     13.192435    23,759,021      11.26%***    -            -         -
                                  1.05%        181,494     13.177431     2,391,625      11.21%***    -            -         -
                                  1.10%        212,264     13.162452     2,793,915      11.15%***    -            -         -
                                  1.15%        136,707     13.147512     1,797,357      11.10%***    -            -         -
                                  1.20%         45,639     13.132529       599,355      11.04%***    -            -         -
                                  1.25%         25,569     11.140856       284,861      10.99%***    -            -         -
                                  1.30%            664     11.129809         7,390      10.93%***    -            -         -
                                  1.35%          3,377     11.118748        37,548      10.88%***    -            -         -
                                  1.40%         51,011     11.107740       566,617      10.82%***    -            -         -
                                  1.45%          4,714     11.096691        52,310      10.76%***    -            -         -
                                  1.50%         29,365     11.085675       325,531      10.71%***    -            -         -
                                  1.55%         11,143     11.074652       123,405      10.65%***    -            -         -
                                  1.60%          3,397     11.063636        37,583      10.60%***    -            -         -
                                  1.65%          3,955     11.052622        43,713      10.54%***    -            -         -
                                  1.75%            192     11.030626         2,118      10.43%***    -            -         -
                                  1.90%             94     10.997656         1,034      10.26%***    -            -         -
Fidelity VIP - Growth
  Portfolio - Service Class
  Shares:
        Tax and non-tax
          qualified ............. 0.95%     21,776,778     16.588646   361,247,261     (11.91)%     35.98%       38.05%     1.91%***
                                  1.00%     14,646,896     16.562294   242,586,198     (11.95)%     35.91%       37.98%     1.86%***
                                  1.05%      2,250,475     16.535951    37,213,744     (12.00)%     35.85%       37.92%     1.81%***
                                  1.10%      1,140,129     15.423665    17,584,968     (12.04)%     35.78%      115.71%***  -
                                  1.15%        366,478     15.406192     5,646,030     (12.08)%     35.71%      115.64%***  -
                                  1.20%      8,080,547     15.512519   125,349,639     (12.13)%     35.64%       90.27%***  -
                                  1.25%        621,780     15.494279     9,634,033     (12.17)%     35.57%       90.20%***  -
                                  1.30%      2,378,768     15.476056    36,813,947     (12.22)%     35.50%       90.14%***  -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.35%        284,354     15.336364     4,360,956   (12.26)%       35.43%     115.39%***  -
                                  1.40%        151,803     15.318941     2,325,461   (12.31)%       35.37%     115.32%***  -
                                  1.45%        110,853     15.301552     1,696,223   (12.35)%       35.30%     115.26%***  -
                                  1.50%        317,262     15.284127     4,849,073   (12.39)%       35.23%     115.19%***  -
                                  1.55%         38,013     15.266755       580,335   (12.44)%       35.16%     115.13%***  -
                                  1.60%         13,134     15.249368       200,285   (12.48)%       35.09%     115.06%***  -
                                  1.65%        152,649     15.232000     2,325,150   (12.53)%       35.02%     115.00%***  -
                                  1.70%         14,057     10.773174       151,439   (12.57)%       34.91%***    -         -
                                  1.75%         44,653     10.764092       480,649   (12.62)%       34.84%***    -         -
                                  1.80%         22,915     10.755009       246,451   (12.66)%       34.78%***    -         -
                                  1.85%             35     10.745932           376   (12.70)%       34.72%***    -         -
        Extra Value ............. 0.95%      5,691,730     15.337470    87,296,738   (14.34)%***     -           -         -
                                  1.00%      4,326,812     15.320062    66,287,028   (14.39)%***     -           -         -
                                  1.05%        395,142     15.302668     6,046,727   (14.43)%***     -           -         -
                                  1.10%        625,647     15.285279     9,563,189   (14.47)%***     -           -         -
                                  1.15%        262,234     15.267904     4,003,764   (14.52)%***     -           -         -
                                  1.20%        213,138     15.250538     3,250,469   (14.56)%***     -           -         -
                                  1.25%        689,694     11.377352     7,846,891   (14.60)%***     -           -         -
                                  1.30%         17,625     11.366086       200,327   (14.65)%***     -           -         -
                                  1.35%          9,588     11.354805       108,870   (14.69)%***     -           -         -
                                  1.40%        101,032     11.343541     1,146,061   (14.73)%***     -           -         -
                                  1.45%         59,620     11.332264       675,630   (14.78)%***     -           -         -
                                  1.50%         37,255     11.321010       421,764   (14.82)%***     -           -         -
                                  1.55%         39,860     11.309755       450,807   (14.86)%***     -           -         -
                                  1.60%         13,856     11.298506       156,552   (14.91)%***     -           -         -
                                  1.65%         19,531     11.287280       220,452   (14.95)%***     -           -         -
                                  1.70%         11,478     11.276035       129,426   (14.99)%***     -           -         -
                                  1.75%          4,590     11.264800        51,705   (15.04)%***     -           -         -
                                  1.80%            224     11.253585         2,521   (15.08)%***     -           -         -
                                  1.85%            258     11.242370         2,901   (15.12)%***     -           -         -
                                  1.90%            515     11.231151         5,784   (15.17)%***     -           -         -
                                  1.95%            169     11.219930         1,896   (15.21)%***     -           -         -
Fidelity VIP - High Income
  Portfolio - Service Class:
     Tax and non-tax
       qualified ................ 0.95%      9,388,426      7.866679    73,855,734   (23.34)%        7.05%      (5.33)%    7.84%***
                                  1.00%      5,152,252      7.854169    40,466,658   (23.38)%        6.99%      (5.38)%    7.79%***
                                  1.05%      1,663,688      7.841660    13,046,076   (23.42)%        6.94%      (5.43)%    7.74%***
                                  1.10%        253,701      8.615157     2,185,674   (23.46)%        6.89%      21.06%***  -
                                  1.15%         52,946      8.605370       455,620   (23.50)%        6.83%      21.01%***  -
                                  1.20%      2,070,355      8.478210    17,552,904   (23.54)%        6.78%      11.50%***  -
                                  1.25%        130,242      8.468211     1,102,917   (23.58)%        6.72%      11.45%***  -
                                  1.30%        519,542      8.458245     4,394,414   (23.61)%        6.67%      11.40%***  -
                                  1.35%         97,532      8.566348       835,493   (23.65)%        6.62%      20.80%***  -
                                  1.40%         41,716      8.556624       356,948   (23.69)%        6.56%      20.75%***  -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.45%          9,766      8.546878        83,469     (23.73)%      6.51%      20.70%***   -
                                 1.50%         50,119      8.537159       427,874     (23.77)%      6.45%      20.64%***   -
                                 1.55%          6,995      8.527425        59,649     (23.81)%      6.40%      20.59%***   -
                                 1.60%            138      8.517712         1,175     (23.84)%      6.35%      20.54%***   -
                                 1.65%         17,765      8.508002       151,145     (23.88)%      6.29%      20.48%***   -
                                 1.70%          2,708      7.358723        19,927     (23.92)%     (4.92)%***   -          -
                                 1.75%          2,702      7.352510        19,866     (23.96)%     (4.97)%***   -          -
                                 1.80%          1,112      7.346312         8,169     (24.00)%     (5.02)%***   -          -
                                 1.90%            105      7.333907           770     (24.08)%     (5.12)%***   -          -
        Extra Value ...........  0.95%      1,020,379      8.555985     8,730,347     (23.66)%***   -           -          -
                                 1.00%        637,826      8.546256     5,451,024     (23.70)%***   -           -          -
                                 1.05%        135,807      8.536535     1,159,321     (23.74)%***   -           -          -
                                 1.10%        145,792      8.526829     1,243,143     (23.78)%***   -           -          -
                                 1.15%         47,715      8.517121       406,394     (23.82)%***   -           -          -
                                 1.20%         29,928      8.507421       254,610     (23.86)%***   -           -          -
                                 1.25%         25,504      7.983465       203,610     (23.90)%***   -           -          -
                                 1.30%          2,734      7.975536        21,805     (23.93)%***   -           -          -
                                 1.35%          3,578      7.967608        28,508     (23.97)%***   -           -          -
                                 1.40%         17,319      7.959698       137,854     (24.01)%***   -           -          -
                                 1.45%          4,520      7.951778        35,942     (24.05)%***   -           -          -
                                 1.50%         15,687      7.943867       124,615     (24.09)%***   -           -          -
                                 1.55%          1,192      7.935952         9,460     (24.13)%***   -           -          -
                                 1.65%            864      7.920163         6,843     (24.21)%***   -           -          -
                                 1.70%          2,839      7.912268        22,463     (24.25)%***   -           -          -
                                 1.75%            996      7.904376         7,873     (24.29)%***   -           -          -
                                 1.80%             52      7.896488           411     (24.32)%***   -           -          -
Fidelity VIP - Overseas
  Portfolio - Service Class
  Shares:
     Tax and non-tax
       qualified ..............  0.95%      4,123,737     12.485012    51,484,906     (19.92)%     41.11%      11.57%     (6.05)%***
                                 1.00%      1,932,170     12.465168    24,084,824     (19.96)%     41.04%      11.51%     (6.09)%***
                                 1.05%        438,863     12.445337     5,461,798     (20.00)%     40.97%      11.46%     (6.14)%***
                                 1.10%         96,077     13.731142     1,319,247     (20.04)%     40.90%      86.84%***   -
                                 1.15%         21,463     13.715591       294,378     (20.08)%     40.83%      86.78%***   -
                                 1.20%      1,464,152     12.702222    18,597,984     (20.12)%     40.76%      38.83%***   -
                                 1.25%         92,291     12.687275     1,170,921     (20.16)%     40.68%      38.77%***   -
                                 1.30%        398,358     12.672362     5,048,137     (20.20)%     40.61%      38.71%***   -
                                 1.35%         53,816     13.653448       734,774     (20.24)%     40.54%      86.53%***   -
                                 1.40%         18,077     13.637938       246,533     (20.28)%     40.47%      86.47%***   -
                                 1.45%         11,947     13.622435       162,747     (20.32)%     40.40%      86.41%***   -
                                 1.50%         28,532     13.606956       388,234     (20.36)%     40.33%      86.35%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.55%          5,968     13.591466        81,114    (20.40)%      40.26%       86.29%***  -
                                  1.60%            488     13.576001        6,625    (20.44)%      40.19%       86.23%***  -
                                  1.65%         28,672     13.560524      388,807    (20.48)%      40.12%       86.17%***  -
                                  1.70%          6,048     10.379362       62,774    (20.52)%      45.98%***     -         -
                                  1.75%          2,324     10.370604       24,101    (20.56)%      45.91%***     -         -
                                  1.80%          4,336     10.361858       44,929    (20.60)%      45.85%***     -         -
                                  1.90%            201     10.344382        2,079    (20.68)%      45.71%***     -         -
        Extra Value ............  0.95%        537,740     13.653116    7,341,827    (17.35)%***    -            -         -
                                  1.00%        401,919     13.637615    5,481,217    (17.40)%***    -            -         -
                                  1.05%         26,639     13.622125      362,880    (17.44)%***    -            -         -
                                  1.10%         61,958     13.606646      843,041    (17.48)%***    -            -         -
                                  1.15%         43,939     13.591204      597,184    (17.52)%***    -            -         -
                                  1.20%         19,000     13.575732      257,939    (17.56)%***    -            -         -
                                  1.25%          6,898     11.112370       76,653    (17.61)%***    -            -         -
                                  1.30%          1,752     11.101354       19,450    (17.65)%***    -            -         -
                                  1.35%            658     11.090346        7,297    (17.69)%***    -            -         -
                                  1.40%          9,281     11.079343      102,827    (17.73)%***    -            -         -
                                  1.45%          3,337     11.068353       36,935    (17.77)%***    -            -         -
                                  1.50%         10,698     11.057354      118,292    (17.82)%***    -            -         -
                                  1.55%          7,731     11.046362       85,399    (17.86)%***    -            -         -
                                  1.60%            765     11.035367        8,442    (17.90)%***    -            -         -
                                  1.65%            937     11.024412       10,330    (17.94)%***    -            -         -
                                  1.75%            563     11.002467        6,194    (18.03)%***    -            -         -
                                  1.80%            132     10.991496        1,451    (18.07)%***    -            -         -
Fidelity VIP-II - Contrafund
  Portfolio - Service Class
  Shares:
      Tax and non-tax
        qualified ..............  0.95%     16,831,668     14.558242  245,039,496     (7.60)%      22.97%       28.70%    (2.79)%***
                                  1.00%      9,894,736     14.535120  143,821,175     (7.64)%      22.91%       28.64%    (2.84)%***
                                  1.05%      1,584,274     14.511996   22,990,978     (7.69)%      22.84%       28.57%    (2.89)%***
                                  1.10%        751,177     14.497111   10,889,896     (7.74)%      22.78%      111.05%***  -
                                  1.15%        184,536     14.480674    2,672,206     (7.78)%      22.72%      110.99%***  -
                                  1.20%      4,946,188     14.247834   70,472,466     (7.83)%      22.66%       77.92%***  -
                                  1.25%        373,809     14.231074    5,319,704     (7.88)%      22.60%       77.85%***  -
                                  1.30%      1,162,668     14.214337   16,526,555     (7.92)%      22.53%       77.79%***  -
                                  1.35%        192,839     14.415058    2,779,785     (7.97)%      22.47%      110.73%***  -
                                  1.40%         67,925     14.398684      978,031     (8.01)%      22.41%      110.67%***  -
                                  1.45%         41,709     14.382315      599,872     (8.06)%      22.35%      110.60%***  -
                                  1.50%        291,480     14.365961    4,187,390     (8.11)%      22.29%      110.54%***  -
                                  1.55%         37,010     14.349605      531,079     (8.15)%      22.22%      110.47%***  -
                                  1.60%          3,194     14.333260       45,780     (8.20)%      22.16%      110.41%***  -
                                  1.65%         63,843     14.316943      914,037     (8.25)%      22.10%      110.35%***  -
                                  1.70%          8,357     10.343090       86,437     (8.29)%      19.21%***     -         -
                                  1.75%         35,608     10.334368      367,986     (8.34)%      19.16%***     -         -
                                  1.80%         45,895     10.325655      473,896     (8.39)%      19.10%***     -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.90%            332     10.308233         3,422      (8.48)%    18.99%***     -          -
        Extra Value ...........  0.95%      2,581,229     14.410328    37,196,357      (8.40)%***  -            -          -
                                 1.00%      2,022,841     14.393972    29,116,717      (8.45)%***  -            -          -
                                 1.05%        194,058     14.377618     2,790,092      (8.50)%***  -            -          -
                                 1.10%        361,817     14.361282     5,196,156      (8.54)%***  -            -          -
                                 1.15%        140,506     14.344951     2,015,552      (8.59)%***  -            -          -
                                 1.20%         76,091     14.328634     1,090,280      (8.63)%***  -            -          -
                                 1.25%         73,795     11.054900       815,796      (8.68)%***  -            -          -
                                 1.30%          7,415     11.043938        81,891      (8.73)%***  -            -          -
                                 1.35%          4,792     11.032970        52,870      (8.77)%***  -            -          -
                                 1.40%         84,404     11.022018       930,302      (8.82)%***  -            -          -
                                 1.45%         24,919     11.011080       274,385      (8.87)%***  -            -          -
                                 1.50%         50,885     11.000138       559,742      (8.91)%***  -            -          -
                                 1.55%         24,878     10.989205       273,389      (8.96)%***  -            -          -
                                 1.60%          7,403     10.978278        81,272      (9.00)%***  -            -          -
                                 1.65%          7,785     10.967361        85,381      (9.05)%***  -            -          -
                                 1.70%          2,034     10.956423        22,285      (9.10)%***  -            -          -
                                 1.75%          7,733     10.945527        84,642      (9.14)%***  -            -          -
                                 1.80%            466     10.934605         5,096      (9.19)%***  -            -          -
                                 1.90%            382     10.912808         4,169      (9.28)%***  -            -          -
                                 2.00%            160     10.891023         1,743      (9.37)%***  -            -          -
Fidelity VIP-III - Growth
  Opportunities Portfolio -
  Service Class Shares:
     Tax and non-tax
       qualified ..............  0.95%      7,163,757     10.858509    77,787,720     (17.96)%     3.19%       23.32%     24.79%***
                                 1.00%      4,836,376     10.841223    52,432,231     (18.00)%     3.14%       23.26%     24.74%***
                                 1.05%        852,312     10.823977     9,225,405     (18.04)%     3.09%       23.20%     24.69%***
                                 1.10%        143,713     10.389625     1,493,124     (18.08)%     3.04%       91.69%***   -
                                 1.15%         39,423     10.377837       409,125     (18.13)%     2.98%       91.63%***   -
                                 1.20%      1,453,017     10.463173    15,203,168     (18.17)%     2.93%       72.50%***   -
                                 1.25%        132,945     10.450878     1,389,392     (18.21)%     2.88%       72.44%***   -
                                 1.30%        393,066     10.438575     4,103,049     (18.25)%     2.83%       72.38%***   -
                                 1.35%         61,854     10.330777       639,000     (18.29)%     2.78%       91.38%***   -
                                 1.40%         28,632     10.319040       295,455     (18.33)%     2.72%       91.32%***   -
                                 1.45%         31,989     10.307281       329,720     (18.37)%     2.67%       91.26%***   -
                                 1.50%         34,764     10.295564       357,915     (18.41)%     2.62%       91.20%***   -
                                 1.55%         23,068     10.283843       237,228     (18.46)%     2.57%       91.14%***   -
                                 1.65%         14,299     10.260418       146,714     (18.54)%     2.46%       91.01%***   -
                                 1.70%          4,832      8.036133        38,831     (18.58)%    (1.96)%***    -          -
                                 1.75%         13,894      8.029346       111,560     (18.62)%    (2.01)%***    -          -
                                 1.80%          5,424      8.022575        43,514     (18.66)%    (2.06)%***    -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ...........  0.95%        540,031   10.317848     5,571,958     (16.33)%***     -               -         -
                                 1.00%        463,101   10.306132     4,772,780     (16.37)%***     -               -         -
                                 1.05%         52,128   10.294409       536,627     (16.41)%***     -               -         -
                                 1.10%        106,268   10.282724     1,092,725     (16.46)%***     -               -         -
                                 1.15%         38,797   10.270998       398,484     (16.50)%***     -               -         -
                                 1.20%         14,811   10.259307       151,951     (16.54)%***     -               -         -
                                 1.25%         17,450    8.336162       145,466     (16.58)%***     -               -         -
                                 1.30%            564    8.327889         4,697     (16.63)%***     -               -         -
                                 1.35%            237    8.319614         1,972     (16.67)%***     -               -         -
                                 1.40%         15,755    8.311348       130,945     (16.71)%***     -               -         -
                                 1.45%         18,700    8.303083       155,268     (16.75)%***     -               -         -
                                 1.50%          4,834    8.294830        40,097     (16.79)%***     -               -         -
                                 1.55%         10,669    8.286578        88,410     (16.84)%***     -               -         -
                                 1.60%          2,899    8.278325        23,999     (16.88)%***     -               -         -
                                 1.65%          1,648    8.270092        13,629     (16.92)%***     -               -         -
                                 1.70%          1,710    8.261845        14,128     (16.96)%***     -               -         -
                                 1.75%          3,552    8.253601        29,317     (17.01)%***     -               -         -
                                 1.80%             94    8.245368           775     (17.05)%***     -               -         -
                                 1.85%            118    8.237132           972     (17.09)%***     -               -         -
                                 1.90%            130    8.228905         1,070     (17.13)%***     -               -         -
                                 1.95%            118    8.220689           970     (17.18)%***     -               -         -
Janus Aspen Series Capital
  Appreciation Portfolio -
  Service Shares:
     Tax and non-tax
       qualified ..............   0.95%     9,411,277    8.164119    76,834,785     (19.72)%***     -               -         -
                                  1.00%     6,347,257    8.160311    51,795,591     (19.76)%***     -               -         -
                                  1.05%       803,607    8.156515     6,554,633     (19.80)%***     -               -         -
                                  1.10%       585,869    8.152720     4,776,426     (19.84)%***     -               -         -
                                  1.15%       310,561    8.148922     2,530,737     (19.89)%***     -               -         -
                                  1.20%     6,411,081    8.145127    52,219,069     (19.93)%***     -               -         -
                                  1.25%       409,936    8.141323     3,337,421     (19.97)%***     -               -         -
                                  1.30%     2,424,845    8.137529    19,732,247     (20.01)%***     -               -         -
                                  1.35%       408,367    8.133724     3,321,544     (20.05)%***     -               -         -
                                  1.40%       205,198    8.129929     1,668,245     (20.09)%***     -               -         -
                                  1.45%        74,713    8.126129       607,127     (20.13)%***     -               -         -
                                  1.50%       389,193    8.122329     3,161,154     (20.17)%***     -               -         -
                                  1.55%        43,414    8.118530       352,458     (20.21)%***     -               -         -
                                  1.60%        25,619    8.114733       207,891     (20.25)%***     -               -         -
                                  1.65%       123,519    8.110923     1,001,853     (20.29)%***     -               -         -
                                  1.70%        21,395    8.107133       173,452     (20.33)%***     -               -         -
                                  1.75%        48,477    8.103330       392,825     (20.38)%***     -               -         -
                                  1.80%        50,621    8.099528       410,006     (20.42)%***     -               -         -
        Extra Value ............  0.95%     5,171,200   12.585443    65,081,843     (20.01)%***     -               -         -
                                  1.00%     4,279,748   12.573144    53,809,888     (20.05)%***     -               -         -
                                  1.05%       427,395   12.560833     5,368,437     (20.09)%***     -               -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.10%        841,186    12.548531    10,555,649     (20.13)%***     -             -          -
                                  1.15%        372,633    12.536247     4,671,419     (20.17)%***     -             -          -
                                  1.20%        288,715    12.523953     3,615,853     (20.22)%***     -             -          -
                                  1.25%        140,690    12.511670     1,760,267     (20.26)%***     -             -          -
                                  1.30%         11,263    12.499399       140,781     (20.30)%***     -             -          -
                                  1.35%         23,965    12.487127       299,254     (20.34)%***     -             -          -
                                  1.40%        118,431    12.474860     1,477,410     (20.38)%***     -             -          -
                                  1.45%         59,411    12.462604       740,416     (20.42)%***     -             -          -
                                  1.50%         72,579    12.450342       903,633     (20.46)%***     -             -          -
                                  1.55%         42,015    12.438108       522,587     (20.50)%***     -             -          -
                                  1.60%         30,634    12.425863       380,654     (20.54)%***     -             -          -
                                  1.65%         15,806    12.413636       196,210     (20.58)%***     -             -          -
                                  1.70%         10,872    12.401389       134,828     (20.62)%***     -             -          -
                                  1.75%          3,388    12.389174        41,975     (20.66)%***     -             -          -
                                  1.80%            127    12.376958         1,572     (20.71)%***     -             -          -
                                  1.85%            225    12.364740         2,782     (20.75)%***     -             -          -
                                  1.90%            399    12.352534         4,929     (20.79)%***     -             -          -
                                  1.95%            151    12.340340         1,863     (20.83)%***     -             -          -
                                  2.00%             42    12.328129           518     (20.87)%***     -             -          -
Janus Aspen Series Global
  Technology Portfolio -
  Service Shares:
     Tax and non-tax
       qualified ...............  0.95%      8,158,988     6.524649    53,234,533     (37.33)%***     -             -          -
                                  1.00%      4,867,293     6.521611    31,742,592     (37.37)%***     -             -          -
                                  1.05%        565,403     6.518569     3,685,618     (37.40)%***     -             -          -
                                  1.10%        510,539     6.515527     3,326,431     (37.43)%***     -             -          -
                                  1.15%        242,219     6.512483     1,577,447     (37.47)%***     -             -          -
                                  1.20%      4,740,967     6.509446    30,861,069     (37.50)%***     -             -          -
                                  1.25%        398,913     6.506406     2,595,490     (37.53)%***     -             -          -
                                  1.30%      1,251,253     6.503356     8,137,344     (37.56)%***     -             -          -
                                  1.35%        276,658     6.500322     1,798,366     (37.60)%***     -             -          -
                                  1.40%        128,053     6.497274       831,995     (37.63)%***     -             -          -
                                  1.45%         66,776     6.494235       433,659     (37.66)%***     -             -          -
                                  1.50%        287,381     6.491188     1,865,444     (37.69)%***     -             -          -
                                  1.55%         31,984     6.488148       207,517     (37.73)%***     -             -          -
                                  1.60%         10,258     6.485104        66,524     (37.76)%***     -             -          -
                                  1.65%        101,925     6.482069       660,685     (37.79)%***     -             -          -
                                  1.70%         12,689     6.479020        82,212     (37.82)%***     -             -          -
                                  1.75%          7,738     6.475985        50,111     (37.86)%***     -             -          -
                                  1.80%         12,017     6.472936        77,785     (37.89)%***     -             -          -
                                  2.00%            261     6.460766         1,686     (38.02)%***     -             -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%      6,204,193     6.499606    40,324,810     (37.65)%***     -             -           -
                                  1.00%      4,140,670     6.496489    26,899,817     (37.68)%***     -             -           -
                                  1.05%        542,434     6.493376     3,522,228     (37.71)%***     -             -           -
                                  1.10%        910,169     6.490254     5,907,228     (37.75)%***     -             -           -
                                  1.15%        458,793     6.487133     2,976,251     (37.78)%***     -             -           -
                                  1.20%        343,621     6.484019     2,228,045     (37.81)%***     -             -           -
                                  1.25%        135,381     6.480897       877,390     (37.84)%***     -             -           -
                                  1.30%         10,160     6.477790        65,814     (37.88)%***     -             -           -
                                  1.35%         12,722     6.474660        82,371     (37.91)%***     -             -           -
                                  1.40%         92,047     6.471546       595,686     (37.94)%***     -             -           -
                                  1.45%         47,294     6.468423       305,918     (37.98)%***     -             -           -
                                  1.50%         50,903     6.465306       329,103     (38.01)%***     -             -           -
                                  1.55%         56,670     6.462183       366,212     (38.04)%***     -             -           -
                                  1.60%         20,518     6.459071       132,527     (38.07)%***     -             -           -
                                  1.65%         12,801     6.455949        82,643     (38.11)%***     -             -           -
                                  1.70%         13,276     6.452837        85,668     (38.14)%***     -             -           -
                                  1.75%          5,495     6.449714        35,441     (38.17)%***     -             -           -
                                  1.80%             25     6.446598           161     (38.20)%***     -             -           -
                                  1.85%            310     6.443478         1,997     (38.24)%***     -             -           -
                                  1.90%            226     6.440358         1,456     (38.27)%***     -             -           -
                                  1.95%            158     6.437232         1,017     (38.30)%***     -             -           -
                                  2.00%             66     6.434118           425     (38.33)%***     -             -           -
Janus Aspen Series International
  Growth Portfolio - Service
  Shares:
     Tax and non-tax
       qualified ...............  0.95%      7,884,779     8.200976    64,662,883     (19.33)%***     -             -           -
                                  1.00%      4,584,519     8.197162    37,580,045     (19.37)%***     -             -           -
                                  1.05%        554,608     8.193350     4,544,097     (19.41)%***     -             -           -
                                  1.10%        497,855     8.189524     4,077,195     (19.45)%***     -             -           -
                                  1.15%        251,431     8.185713     2,058,142     (19.49)%***     -             -           -
                                  1.20%      5,319,082     8.181886    43,520,123     (19.53)%***     -             -           -
                                  1.25%        298,709     8.178071     2,442,863     (19.57)%***     -             -           -
                                  1.30%      2,284,129     8.174255    18,671,053     (19.61)%***     -             -           -
                                  1.35%        256,927     8.170438     2,099,206     (19.65)%***     -             -           -
                                  1.40%        106,213     8.166613       867,400     (19.70)%***     -             -           -
                                  1.45%         61,800     8.162793       504,461     (19.74)%***     -             -           -
                                  1.50%        276,666     8.158972     2,257,310     (19.78)%***     -             -           -
                                  1.55%         25,393     8.155155       207,084     (19.82)%***     -             -           -
                                  1.60%         19,477     8.151333       158,764     (19.86)%***     -             -           -
                                  1.65%         86,294     8.147522       703,082     (19.90)%***     -             -           -
                                  1.70%         15,135     8.143702       123,255     (19.94)%***     -             -           -
                                  1.75%         51,515     8.139885       419,326     (19.98)%***     -             -           -
                                  1.80%         49,861     8.136062       405,672     (20.02)%***     -             -           -
                                  1.90%              7     8.128419            57     (20.11)%***     -             -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ...........  0.95%      3,481,085     14.439886   50,266,471     (19.56)%***    -            -           -
                                 1.00%      2,332,564     14.425767   33,649,025     (19.61)%***    -            -          -
                                 1.05%        313,797     14.411653    4,522,333     (19.65)%***    -            -          -
                                 1.10%        419,099     14.397554    6,034,000     (19.69)%***    -            -          -
                                 1.15%        226,581     14.383456    3,259,018     (19.73)%***    -            -          -
                                 1.20%        129,993     14.369363    1,867,917     (19.77)%***    -            -          -
                                 1.25%         98,855     14.355273    1,419,091     (19.81)%***    -            -          -
                                 1.30%         11,599     14.341204      166,344     (19.85)%***    -            -          -
                                 1.35%         17,844     14.327122      255,653     (19.89)%***    -            -          -
                                 1.40%        101,352     14.313062    1,450,657     (19.93)%***    -            -          -
                                 1.45%         32,293     14.298996      461,757     (19.98)%***    -            -          -
                                 1.50%         28,746     14.284951      410,635     (20.02)%***    -            -          -
                                 1.55%         24,232     14.270906      345,813     (20.06)%***    -            -          -
                                 1.60%         21,498     14.256879      306,494     (20.10)%***    -            -          -
                                 1.65%         14,610     14.242852      208,088     (20.14)%***    -            -          -
                                 1.70%          7,282     14.228817      103,614     (20.18)%***    -            -          -
                                 1.75%          3,356     14.214801       47,705     (20.22)%***    -            -          -
                                 1.80%            374     14.200799        5,311     (20.26)%***    -            -          -
                                 1.85%            161     14.186795        2,284     (20.30)%***    -            -          -
                                 1.90%            231     14.172799        3,274     (20.34)%***    -            -          -
                                 1.95%             67     14.158803          949     (20.39)%***    -            -          -
                                 2.00%             36     14.144816          509     (20.43)%***    -            -          -
Morgan Stanley: UIF - Emerging
  Markets Debt Portfolio:
     Tax and non-tax
       qualified ..............  0.95%        638,919     10.456971    6,681,157      10.33%       28.15%      (29.06)%    26.34%***
                                 1.00%        234,648     10.440316    2,449,799      10.28%       28.08%      (29.10)%    26.29%***
                                 1.05%         57,428     10.423703      598,612      10.22%       28.02%      (29.13)%    26.23%***
                                 1.10%          6,901     16.063592      110,855      10.17%       27.95%       55.40%***   -
                                 1.15%            756     16.045362       12,130      10.11%       27.89%       55.35%***   -
                                 1.20%        203,365     16.037786    3,261,524      10.06%       27.82%       41.92%***   -
                                 1.25%          5,241     16.018934       83,955      10.00%       27.76%       41.86%***   -
                                 1.30%         19,928     16.000072      318,849       9.95%       27.70%       41.80%***   -
                                 1.35%          1,667     15.972670       26,626       9.89%       27.63%       55.12%***   -
                                 1.40%            129     15.954543        2,058       9.84%       27.57%       55.06%***   -
                                 1.45%            599     15.936413        9,546       9.78%       27.50%       55.00%***   -
                                 1.50%          4,475     15.918288       71,234       9.73%       27.44%       54.95%***   -
                                 1.65%          1,839     15.863998       29,174       9.56%       27.24%       54.77%***   -
                                 1.75%            724     12.265925        8,881       9.45%       18.14%***     -          -
                                 1.80%            583     12.255588        7,145       9.39%       18.09%***     -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%        163,640   15.979082   2,614,817      10.74%***        -              -         -
                                  1.00%         43,692   15.960957     697,366      10.69%***        -              -         -
                                  1.05%          5,856   15.942814      93,361      10.63%***        -              -         -
                                  1.10%          6,106   15.924724      97,236      10.58%***        -              -         -
                                  1.15%          1,591   15.906633      25,307      10.52%***        -              -         -
                                  1.20%          1,272   15.888526      20,210      10.47%***        -              -         -
                                  1.25%            197   14.604374       2,877      10.41%***        -              -         -
                                  1.35%             34   14.575438         496      10.30%***        -              -         -
                                  1.40%            627   14.560973       9,130      10.25%***        -              -         -
                                  1.45%            665   14.546537       9,673      10.19%***        -              -         -
                                  1.50%          2,924   14.532088      42,492      10.14%***        -              -         -
                                  1.55%            339   14.517655       4,921      10.08%***        -              -         -
                                  1.70%            128   14.474409       1,853       9.91%***        -              -         -
Morgan Stanley: UIF - Mid Cap
  Growth Portfolio:
     Tax and non-tax
       qualified ...............  0.95%        108,847    8.634485     939,838     (20.36)%***       -              -         -
                                  1.00%         75,294    8.631598     649,908     (20.40)%***       -              -         -
                                  1.05%         11,969    8.628712     103,277     (20.44)%***       -              -         -
                                  1.10%          6,104    8.625825      52,652     (20.49)%***       -              -         -
                                  1.15%          4,572    8.622944      39,424     (20.53)%***       -              -         -
                                  1.20%        358,904    8.620055   3,093,772     (20.57)%***       -              -         -
                                  1.25%         15,635    8.617166     134,729     (20.62)%***       -              -         -
                                  1.30%         28,091    8.614274     241,984     (20.66)%***       -              -         -
                                  1.35%          2,369    8.611387      20,400     (20.70)%***       -              -         -
                                  1.45%            110    8.605609         947     (20.79)%***       -              -         -
                                  1.50%         54,925    8.602719     472,504     (20.83)%***       -              -         -
                                  1.55%            492    8.599825       4,231     (20.87)%***       -              -         -
                                  1.60%            323    8.596944       2,777     (20.92)%***       -              -         -
                                  1.65%          2,136    8.594047      18,357     (20.96)%***       -              -         -
                                  1.70%            398    8.591151       3,419     (21.00)%***       -              -         -
                                  1.75%            623    8.588260       5,350     (21.05)%***       -              -         -
                                  1.80%          1,769    8.585371      15,188     (21.09)%***       -              -         -
        Extra Value ............  0.95%         65,694   12.628696     829,630     (20.64)%***       -              -         -
                                  1.00%         65,347   12.621058     824,748     (20.68)%***       -              -         -
                                  1.05%          8,617   12.613403     108,690     (20.73)%***       -              -         -
                                  1.10%          1,926   12.605756      24,279     (20.77)%***       -              -         -
                                  1.15%            384   12.598107       4,838     (20.81)%***       -              -         -
                                  1.20%          5,252   12.590455      66,125     (20.86)%***       -              -         -
                                  1.25%            212   12.582807       2,668     (20.90)%***       -              -         -
                                  1.30%            229   12.575160       2,880     (20.94)%***       -              -         -
                                  1.35%             80   12.567519       1,005     (20.99)%***       -              -         -
                                  1.40%          6,673   12.559870      83,812     (21.03)%***       -              -         -
                                  1.45%          1,543   12.552234      19,368     (21.07)%***       -              -         -
                                  1.50%            649   12.544592       8,141     (21.12)%***       -              -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.75%            122     12.506378      1,526      (21.33)%***       -          -           -
Morgan Stanley: UIF - U.S.
  Real Estate Portfolio:
     Tax and non-tax
       qualified ..............   0.95%      2,318,276     10.987658  25,472,424      14.75%***        -          -           -
                                  1.00%      1,292,468     10.970158  14,178,578      14.70%***        -          -           -
                                  1.05%        253,822     10.952709   2,780,039      14.64%***        -          -           -
                                  1.10%         38,231     12.601811     481,780      14.59%***        -          -           -
                                  1.15%         14,065     12.587517     177,043      14.54%***        -          -           -
                                  1.20%        717,713     12.974262   9,311,797      14.49%***        -          -           -
                                  1.25%         13,214     12.959009     171,240      14.44%***        -          -           -
                                  1.30%        207,408     12.943746   2,684,636      14.38%***        -          -           -
                                  1.35%         19,957     12.530461     250,070      14.33%***        -          -           -
                                  1.40%         11,941     12.516221     149,456      14.28%***        -          -           -
                                  1.45%          4,423     12.501983      55,296      14.23%***        -          -           -
                                  1.50%          9,076     12.487759     113,339      14.18%***        -          -           -
                                  1.55%          2,042     12.473542      25,471      14.12%***        -          -           -
                                  1.60%          6,281     12.459341      78,257      14.07%***        -          -           -
                                  1.65%            481     12.445148       5,986      14.02%***        -          -           -
                                  1.75%          1,376     11.336655      15,599      13.91%***        -          -           -
                                  1.80%          5,727     11.327088      64,870      13.86%***        -          -           -
        Extra Value ............  0.95%        415,481     12.486344   5,187,839      24.59%***        -          -           -
                                  1.00%        248,471     12.474020   3,099,432      24.53%***        -          -           -
                                  1.05%          8,827     12.461667     109,999      24.47%***        -          -           -
                                  1.10%         58,343     12.449327     726,331      24.41%***        -          -           -
                                  1.15%          3,765     12.437001      46,825      24.35%***        -          -           -
                                  1.20%         15,757     12.424677     195,776      24.28%***        -          -           -
                                  1.25%          3,052     12.412379      37,883      24.22%***        -          -           -
                                  1.30%          1,090     12.400059      13,516      24.16%***        -          -           -
                                  1.35%            391     12.387770       4,844      24.10%***        -          -           -
                                  1.40%          7,954     12.375485      98,435      24.04%***        -          -           -
                                  1.45%          1,019     12.363181      12,598      23.98%***        -          -           -
                                  1.50%          2,698     12.350886      33,323      23.91%***        -          -           -
                                  1.55%            104     12.338621       1,283      23.85%***        -          -           -
                                  1.65%             14     12.314073         172      23.73%***        -          -           -
                                  1.70%            693     12.301819       8,525      23.67%***        -          -           -
                                  1.85%            469     12.265070       5,752      23.48%***        -          -           -
Nationwide SAT -
  Balanced Fund - J.P. Morgan:
     Tax and non-tax
       qualified ...............  0.95%      4,138,035     10.694236  44,253,123      (1.29)%      (0.09)%     7.04%       8.09%***
                                  1.00%      2,446,285     10.677219  26,119,521      (1.34)%      (0.14)%     6.99%       8.04%***

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.05%        526,287    10.660231    5,610,341      (1.39)%      (0.19)%       6.93%     7.99%***
                                  1.10%        156,661    10.498193    1,644,657      (1.44)%      (0.24)%      26.90%***   -
                                  1.15%         47,682    10.486281      500,007      (1.49)%      (0.29)%      26.84%***   -
                                  1.20%        871,418    10.570325    9,211,171      (1.54)%      (0.34)%      23.13%***   -
                                  1.25%         68,148    10.557899      719,500      (1.59)%      (0.39)%      23.07%***   -
                                  1.30%        237,382    10.545461    2,503,303      (1.64)%      (0.44)%      23.02%***   -
                                  1.35%         61,006    10.438746      636,826      (1.69)%      (0.49)%      26.63%***   -
                                  1.40%         33,145    10.426893      345,599      (1.74)%      (0.54)%      26.58%***   -
                                  1.45%          8,969    10.415037       93,412      (1.79)%      (0.59)%      26.52%***   -
                                  1.50%         30,191    10.403190      314,083      (1.84)%      (0.64)%      26.47%***   -
                                  1.55%          4,200    10.391332       43,644      (1.89)%      (0.69)%      26.41%***   -
                                  1.60%          3,402    10.379505       35,311      (1.94)%      (0.75)%      26.36%***   -
                                  1.65%          5,332    10.367680       55,280      (1.99)%      (0.80)%      26.31%***   -
                                  1.70%            340     9.288391        3,158      (2.04)%      (7.79)%***    -          -
                                  1.75%          5,308     9.280546       49,261      (2.09)%      (7.84)%***    -          -
                                  1.80%            190     9.272721        1,762      (2.14)%      (7.89)%***    -          -
        Extra Value ............  0.95%        442,589    10.428050    4,615,340      (1.65)%***    -            -          -
                                  1.00%        469,137    10.416199    4,886,624      (1.70)%***    -            -          -
                                  1.05%         61,043    10.404344      635,112      (1.75)%***    -            -          -
                                  1.10%        103,302    10.392519    1,073,568      (1.80)%***    -            -          -
                                  1.15%         36,339    10.380700      377,224      (1.85)%***    -            -          -
                                  1.20%         21,002    10.368880      217,767      (1.90)%***    -            -          -
                                  1.25%          7,636     9.694005       74,023      (1.95)%***    -            -          -
                                  1.30%          1,182     9.684406       11,447      (2.00)%***    -            -          -
                                  1.35%          1,365     9.674767       13,206      (2.05)%***    -            -          -
                                  1.40%         20,784     9.665171      200,881      (2.10)%***    -            -          -
                                  1.45%          7,049     9.655579       68,062      (2.15)%***    -            -          -
                                  1.50%          8,305     9.645974       80,110      (2.19)%***    -            -          -
                                  1.55%         11,727     9.636383      113,006      (2.24)%***    -            -          -
                                  1.65%          3,217     9.617195       30,939      (2.34)%***    -            -          -
                                  1.70%            209     9.607615        2,008      (2.39)%***    -            -          -
                                  1.75%          1,342     9.598052       12,881      (2.44)%***    -            -          -
Nationwide SAT - Capital
  Appreciation Fund:
     Tax and non-tax
       qualified ...............  0.95%     11,687,404    10.049026  117,447,027     (27.23)%       3.29%       28.73%     23.87%***
                                  1.00%      6,688,260    10.033034   67,103,540     (27.26)%       3.23%       28.67%     23.82%***
                                  1.05%      1,133,208    10.017067   11,351,420     (27.30)%       3.18%       28.60%     23.77%***
                                  1.10%        454,667     9.321861    4,238,343     (27.34)%       3.13%       96.85%***   -
                                  1.15%        180,771     9.311292    1,683,212     (27.37)%       3.08%       96.79%***   -
                                  1.20%      1,262,244     9.268169   11,698,691     (27.41)%       3.03%       71.64%***   -
                                  1.25%        164,322     9.257262    1,521,172     (27.45)%       2.97%       71.58%***   -
                                  1.30%        573,406     9.246358    5,301,917     (27.48)%       2.92%       71.52%***   -
                                  1.35%         73,093     9.269045      677,502     (27.52)%       2.87%       96.54%***   -
                                  1.40%         68,136     9.258498      630,837     (27.56)%       2.82%       96.48%***   -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%         26,761   9.247972       247,485     (27.59)%       2.77%        96.42%***   -
                                  1.50%         48,929   9.237443       451,979     (27.63)%       2.71%        96.36%***   -
                                  1.55%         11,462   9.226923       105,759     (27.67)%       2.66%        96.30%***   -
                                  1.65%         31,847   9.205900       293,180     (27.74)%       2.56%        96.17%***   -
                                  1.70%          2,474   7.011148        17,346     (27.78)%      (4.39)%***     -          -
                                  1.75%          2,716   7.005239        19,026     (27.81)%      (4.44)%***     -          -
                                  1.80%          3,523   6.999319        24,659     (27.85)%      (4.49)%***     -          -
        Extra Value ............  0.95%        492,789   9.257800     4,562,142     (27.41)%***    -             -          -
                                  1.00%        376,453   9.247271     3,481,163     (27.44)%***    -             -          -
                                  1.05%         24,653   9.236751       227,714     (27.48)%***    -             -          -
                                  1.10%         45,132   9.226246       416,399     (27.52)%***    -             -          -
                                  1.15%          7,849   9.215746        72,334     (27.56)%***    -             -          -
                                  1.20%         19,498   9.205231       179,484     (27.59)%***    -             -          -
                                  1.25%         28,552   7.416323       211,751     (27.63)%***    -             -          -
                                  1.30%            741   7.408952         5,490     (27.67)%***    -             -          -
                                  1.35%            259   7.401596         1,917     (27.70)%***    -             -          -
                                  1.40%          7,357   7.394235        54,399     (27.74)%***    -             -          -
                                  1.45%          1,779   7.386879        13,141     (27.78)%***    -             -          -
                                  1.50%            259   7.379521         1,911     (27.82)%***    -             -          -
                                  1.55%          1,021   7.372182         7,527     (27.85)%***    -             -          -
                                  1.65%          2,275   7.357505        16,738     (27.93)%***    -             -          -
                                  1.70%            899   7.350153         6,608     (27.97)%***    -             -          -
                                  1.80%            155   7.335508         1,137     (28.04)%***    -             -          -
                                  1.90%            113   7.320856           827     (28.11)%***    -             -          -
Nationwide SAT - Emerging Markets
  Fund - Gartmore:
     Tax and non-tax
       qualified ...............  0.95%          4,777   8.692251        41,523     (52.49)%***    -             -          -
                                  1.00%          1,886   8.691194        16,392     (52.53)%***    -             -          -
                                  1.20%          1,816   8.686950        15,776     (52.70)%***    -             -          -
                                  1.30%            194   8.684823         1,685     (52.79)%***    -             -          -
        Extra Value               0.95%          3,923   7.479489        29,342     (52.97)%***    -             -          -
                                  1.40%             20   7.468170           149     (53.35)%***    -             -          -
Nationwide SAT - Equity Income
  Fund - Federated:
     Tax and non-tax
       qualified ...............  0.95%      1,349,271  12.041215    16,246,862     (11.47)%      17.37%        14.04%     10.01%***
                                  1.00%      1,027,331  12.022088    12,350,664     (11.51)%      17.31%        13.98%      9.96%***
                                  1.05%        195,943  12.002951     2,351,894     (11.56)%      17.25%        13.93%      9.91%***
                                  1.10%         25,845  12.271980       317,169     (11.60)%      17.19%        73.30%***   -
                                  1.15%         24,922  12.258057       305,495     (11.64)%      17.13%        73.24%***   -
                                  1.20%        439,625  12.331560     5,421,262     (11.69)%      17.07%        57.72%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.25%         21,520    12.317063       265,063     (11.73)%      17.01%       57.66%***    -
                                  1.30%        145,035    12.302565     1,784,303     (11.78)%      16.95%       57.60%***    -
                                  1.35%         20,896    12.202501       254,983     (11.82)%      16.89%       73.00%***    -
                                  1.40%          7,896    12.188636        96,241     (11.87)%      16.83%       72.94%***    -
                                  1.45%         11,477    12.174767       139,730     (11.91)%      16.77%       72.88%***    -
                                  1.50%         14,725    12.160926       179,070     (11.96)%      16.71%       72.83%***    -
                                  1.55%          2,210    12.147081        26,845     (12.00)%      16.65%       72.77%***    -
                                  1.60%          3,942    12.133258        47,829     (12.04)%      16.60%       72.71%***    -
                                  1.65%         13,049    12.119427       158,146     (12.09)%      16.54%       72.65%***    -
                                  1.70%         50,938     9.471062       482,437     (12.13)%      11.71%***     -           -
                                  1.75%          3,808     9.463069        36,035     (12.18)%      11.65%***     -           -
                                  1.80%             12     9.455077           113     (12.22)%      11.60%***     -           -
        Extra Value ............  0.95%        337,971    12.197466     4,122,390     (14.89)%***    -            -           -
                                  1.00%        303,538    12.183617     3,698,191     (14.94)%***    -            -           -
                                  1.05%         73,598    12.169785       895,672     (14.98)%***    -            -           -
                                  1.10%         91,737    12.155951     1,115,150     (15.02)%***    -            -           -
                                  1.15%         34,836    12.142125       422,983     (15.07)%***    -            -           -
                                  1.20%          9,076    12.128301       110,076     (15.11)%***    -            -           -
                                  1.25%         17,979    10.143007       182,361     (15.15)%***    -            -           -
                                  1.30%            480    10.132945         4,864     (15.19)%***    -            -           -
                                  1.35%            474    10.122906         4,798     (15.24)%***    -            -           -
                                  1.40%          8,491    10.112844        85,868     (15.28)%***    -            -           -
                                  1.45%            393    10.102797         3,970     (15.32)%***    -            -           -
                                  1.50%         10,061    10.092770       101,543     (15.37)%***    -            -           -
                                  1.55%          5,842    10.082728        58,903     (15.41)%***    -            -           -
                                  1.65%          1,173    10.062671        11,804     (15.50)%***    -            -           -
                                  1.75%             87    10.042633           874     (15.58)%***    -            -           -
                                  1.80%             91    10.032626           913     (15.63)%***    -            -           -
Nationwide NSAT - Global
  Technology & Communications
  Fund - Gartmore:
     Tax and non-tax
       qualified ..............   0.95%        273,699     6.003728     1,643,214    (160.40)%***    -            -           -
                                  1.00%        265,717     6.002991     1,595,097    (160.43)%***    -            -           -
                                  1.05%          1,607     6.002258         9,646    (160.46)%***    -            -           -
                                  1.10%         22,419     6.001519       134,548    (160.49)%***    -            -           -
                                  1.15%          8,135     6.000784        48,816    (160.52)%***    -            -           -
                                  1.20%         53,499     6.000048       320,997    (160.55)%***    -            -           -
                                  1.25%          3,541     5.999315        21,244    (160.58)%***    -            -           -
                                  1.30%          9,572     5.998573        57,418    (160.61)%***    -            -           -
                                  1.35%             44     5.997839           264    (160.64)%***    -            -           -
                                  1.40%          2,291     5.997100        13,739    (160.67)%***    -            -           -
                                  1.45%          6,270     5.996363        37,597    (160.70)%***    -            -           -
                                  1.50%          8,691     5.995625        52,108    (160.73)%***    -            -           -
                                  1.55%         10,845     5.994889        65,015    (160.75)%***    -            -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%        150,096    7.452322     1,118,564    (160.68)%***    -           -           -
                                  1.00%         41,154    7.450445       306,616    (160.71)%***    -           -           -
                                  1.05%          8,273    7.448563        61,622    (160.74)%***    -           -           -
                                  1.10%          2,167    7.446685        16,137    (160.77)%***    -           -           -
                                  1.15%          2,841    7.444802        21,151    (160.80)%***    -           -           -
                                  1.20%          1,064    7.442921         7,919    (160.83)%***    -           -           -
                                  1.25%            616    7.441041         4,584    (160.86)%***    -           -           -
                                  1.35%            190    7.437274         1,413    (160.91)%***    -           -           -
                                  1.40%             24    7.435396           178    (160.94)%***    -           -           -
                                  1.70%            324    7.424084         2,405    (161.12)%***    -           -           -
Nationwide SAT - Government
  Bond Fund:
        Tax and non-tax
          qualified ............  0.95%     12,064,797   11.797971   142,340,125      11.48%       (3.28)%      7.87%       8.86%***
                                  1.00%      7,809,275   11.779202    91,987,028      11.42%       (3.32)%      7.82%       8.81%***
                                  1.05%      1,786,299   11.760452    21,007,684      11.36%       (3.37)%      7.77%       8.76%***
                                  1.10%        349,839   10.591943     3,705,475      11.31%       (3.42)%     (5.83)%***   -
                                  1.15%        127,474   10.579941     1,348,667      11.25%       (3.47)%     (5.88)%***   -
                                  1.20%      3,435,916   10.914977    37,502,944      11.20%       (3.52)%      5.21%***    -
                                  1.25%        155,866   10.902126     1,699,271      11.14%       (3.57)%      5.16%***    -
                                  1.30%      1,050,041   10.889287    11,434,198      11.08%       (3.62)%      5.11%***    -
                                  1.35%        118,561   10.531983     1,248,682      11.03%       (3.67)%     (6.08)%***   -
                                  1.40%         59,851   10.519995       629,632      10.97%       (3.71)%     (6.13)%***   -
                                  1.45%         47,475   10.508016       498,868      10.92%       (3.76)%     (6.18)%***   -
                                  1.50%         82,724   10.496056       868,276      10.86%       (3.81)%     (6.23)%***   -
                                  1.55%          6,012   10.484119        63,031      10.80%       (3.86)%     (6.28)%***   -
                                  1.60%          1,254   10.472185        13,132      10.75%       (3.91)%     (6.33)%***   -
                                  1.65%         37,365   10.460250       390,847      10.69%       (3.96)%     (6.38)%***   -
                                  1.70%          2,908   10.770572        31,321      10.64%       (3.98)%***   -           -
                                  1.75%          7,540   10.761486        81,142      10.58%       (4.03)%***   -           -
                                  1.80%          2,594   10.752417        27,892      10.52%       (4.08)%***   -           -
        Extra Value ............  0.95%      1,521,796   10.521193    16,011,109      12.13%***     -           -           -
                                  1.00%        871,783   10.509221     9,161,760      12.08%***     -           -           -
                                  1.05%        177,392   10.497270     1,862,132      12.02%***     -           -           -
                                  1.10%        179,761   10.485342     1,884,856      11.96%***     -           -           -
                                  1.15%         40,052   10.473415       419,481      11.91%***     -           -           -
                                  1.20%         43,110   10.461478       450,994      11.85%***     -           -           -
                                  1.25%         28,877   10.628978       306,933      11.80%***     -           -           -
                                  1.30%          3,614   10.618443        38,375      11.74%***     -           -           -
                                  1.35%          1,274   10.607887        13,514      11.68%***     -           -           -
                                  1.40%         17,109   10.597350       181,310      11.63%***     -           -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%          9,617    10.586836       101,814      11.57%***    -           -           -
                                  1.50%         26,795    10.576306       283,392      11.52%***    -           -           -
                                  1.55%            678    10.565781         7,164      11.46%***    -           -           -
                                  1.60%          6,132    10.555277        64,725      11.41%***    -           -           -
                                  1.65%          5,047    10.544757        53,219      11.35%***    -           -           -
                                  1.70%             20    10.534255           211      11.29%***    -           -           -
                                  1.80%            114    10.513271         1,199      11.18%***    -           -           -
Nationwide SAT - Growth Focus
  Fund - Turner:
     Tax and non-tax
       qualified ...............  0.95%        115,377     6.329633       730,294    (147.32)%***   -           -           -
                                  1.00%         84,415     6.328858       534,251    (147.35)%***   -           -           -
                                  1.05%            688     6.328083         4,354    (147.38)%***   -           -           -
                                  1.10%          2,690     6.327305        17,020    (147.41)%***   -           -           -
                                  1.15%          7,446     6.326526        47,107    (147.44)%***   -           -           -
                                  1.20%          7,738     6.325751        48,949    (147.47)%***   -           -           -
                                  1.25%          1,633     6.324975        10,329    (147.51)%***   -           -           -
                                  1.30%          1,618     6.324196        10,233    (147.54)%***   -           -           -
                                  1.35%          3,951     6.323419        24,984    (147.57)%***   -           -           -
                                  1.40%            111     6.322639           702    (147.60)%***   -           -           -
                                  1.45%          3,800     6.321864        24,023    (147.63)%***   -           -           -
                                  1.50%            399     6.321085         2,522    (147.66)%***   -           -           -
        Extra Value ............  0.95%         65,308     5.925979       387,014    (147.69)%***   -           -           -
                                  1.00%          1,409     5.924475         8,348    (147.72)%***   -           -           -
                                  1.05%          2,313     5.922978        13,700    (147.75)%***   -           -           -
                                  1.10%          1,350     5.921476         7,994    (147.78)%***   -           -           -
                                  1.15%          1,416     5.919980         8,383    (147.82)%***   -           -           -
                                  1.20%            384     5.918477         2,273    (147.85)%***   -           -           -
                                  1.25%            149     5.916979           882    (147.88)%***   -           -           -
                                  1.40%             15     5.912474            89    (147.97)%***   -           -           -
Nationwide SAT - High Income
  Bond Fund - Federated:
     Tax and non-tax
       qualified ...............  0.95%      2,338,128     9.938283    23,236,978      (9.14)%      2.21%       4.79%      13.16%***
                                  1.00%      1,480,361     9.922475    14,688,845      (9.19)%      2.16%       4.74%      13.10%***
                                  1.05%        458,389     9.906674     4,541,110      (9.23)%      2.11%       4.69%      13.05%***
                                  1.10%         36,518     9.573036       349,588      (9.28)%      2.06%      13.49%***    -
                                  1.15%         20,663     9.562175       197,583      (9.33)%      2.00%      13.44%***    -
                                  1.20%        487,952     9.755865     4,760,394      (9.37)%      1.95%      16.72%***    -
                                  1.25%         23,638     9.744373       230,337      (9.42)%      1.90%      16.67%***    -
                                  1.30%        137,722     9.732895     1,340,434      (9.46)%      1.85%      16.62%***    -
                                  1.35%         38,690     9.518824       368,283      (9.51)%      1.80%      13.23%***    -
                                  1.40%         15,984     9.507993       151,976      (9.55)%      1.75%      13.18%***    -
                                  1.45%          3,331     9.497186        31,635      (9.60)%      1.69%      13.13%***    -
                                  1.50%         19,650     9.486372       186,407      (9.65)%      1.64%      13.08%***    -
                                  1.55%          3,616     9.475563        34,264      (9.69)%      1.59%      13.02%***    -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.60%            596      9.464778       5,641      (9.74)%       1.54%       12.97%***   -
                                 1.65%          3,734      9.453988      35,301      (9.78)%       1.49%       12.92%***   -
                                 1.70%            258      8.725646       2,251      (9.83)%      (4.86)%***    -          -
                                 1.75%          1,655      8.718281      14,429      (9.87)%      (4.91)%***    -          -
                                 1.80%            789      8.710943       6,873      (9.92)%      (4.96)%***    -          -
        Extra Value ...........  0.95%        281,342      9.508186   2,675,052      (8.70)%***    -            -          -
                                 1.00%        103,771      9.497374     985,552      (8.74)%***    -            -          -
                                 1.05%         41,890      9.486588     397,393      (8.79)%***    -            -          -
                                 1.10%         45,488      9.475782     431,034      (8.83)%***    -            -          -
                                 1.15%         33,224      9.464990     314,465      (8.88)%***    -            -          -
                                 1.20%         13,700      9.454222     129,523      (8.93)%***    -            -          -
                                 1.25%          4,991      9.117076      45,503      (8.97)%***    -            -          -
                                 1.30%            683      9.108029       6,221      (9.02)%***    -            -          -
                                 1.35%            768      9.098990       6,988      (9.06)%***    -            -          -
                                 1.40%          5,547      9.089938      50,422      (9.11)%***    -            -          -
                                 1.45%          3,041      9.080912      27,615      (9.16)%***    -            -          -
                                 1.50%            481      9.071884       4,364      (9.20)%***    -            -          -
                                 1.55%            572      9.062865       5,184      (9.25)%***    -            -          -
                                 1.65%            399      9.044819       3,609      (9.34)%***    -            -          -
                                 1.80%            230      9.017797       2,074      (9.48)%***    -            -          -
Nationwide NSAT - International
  Growth Fund - Gartmore:
     Tax and non-tax
       qualified ...............  0.95%        21,032      9.228501     194,094     (30.97)%***    -            -          -
                                  1.00%        11,687      9.227382     107,840     (31.01)%***    -            -          -
                                  1.05%         1,924      9.226253      17,751     (31.06)%***    -            -          -
                                  1.10%           750      9.225133       6,919     (31.10)%***    -            -          -
                                  1.15%           246      9.224008       2,269     (31.15)%***    -            -          -
                                  1.20%         4,952      9.222891      45,672     (31.19)%***    -            -          -
                                  1.25%            84      9.221767         775     (31.24)%***    -            -          -
                                  1.35%           329      9.219512       3,033     (31.33)%***    -            -          -
                                  1.45%           302      9.217263       2,784     (31.42)%***    -            -          -
        Extra Value ............  0.95%         2,317      8.588399      19,899     (31.43)%***    -            -          -
                                  1.00%           248      8.586962       2,130     (31.47)%***    -            -          -
                                  1.40%            31      8.575444         266     (31.83)%***    -            -          -
Nationwide SAT - Mid Cap Index
  fund - Dreyfus:
     Tax and non-tax
       qualified ...............  0.95%     1,946,949     14.925432  29,059,055      14.12%       19.77%        9.76%     (3.15)%***
                                  1.00%     1,028,703     14.901697  15,329,420      14.06%       19.71%        9.70%     (3.20)%***
                                  1.05%       211,846     14.877970   3,151,838      14.00%       19.65%        9.64%     (3.25)%***
                                  1.10%        68,310     16.698444  1,140,671      13.95%       19.59%       89.48%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.15%         22,166   16.679519       369,718     13.89%        19.53%      89.42%***    -
                                  1.20%        721,507   16.670157    12,027,635     13.83%        19.47%      67.59%***    -
                                  1.25%         38,315   16.650563       637,966     13.77%        19.41%      67.53%***    -
                                  1.30%        192,526   16.630966     3,201,893     13.72%        19.35%      67.47%***    -
                                  1.35%         36,362   16.603938       603,752     13.66%        19.29%      89.17%***    -
                                  1.40%         16,625   16.585077       275,727     13.60%        19.23%      89.11%***    -
                                  1.45%          7,090   16.566203       117,454     13.55%        19.17%      89.05%***    -
                                  1.50%         15,949   16.547367       263,914     13.49%        19.11%      88.99%***    -
                                  1.55%          4,409   16.528554        72,874     13.43%        19.05%      88.93%***    -
                                  1.60%            335   16.509731         5,531     13.37%        18.99%      88.87%***    -
                                  1.65%          7,992   16.490935       131,796     13.32%        18.93%      88.81%***    -
                                  1.70%          3,656   12.965645        47,402     13.26%        21.76%***    -           -
                                  1.75%          1,998   12.954698        25,883     13.20%        21.70%***    -           -
                                  1.80%          1,823   12.943788        23,597     13.14%        21.65%***    -           -
        Extra Value ............  0.95%        589,632   16.604295     9,790,424     12.36%***      -           -           -
                                  1.00%        566,544   16.585430     9,396,376     12.31%***      -           -           -
                                  1.05%         47,830   16.566592       792,380     12.25%***      -           -           -
                                  1.10%         63,485   16.547780     1,050,536     12.19%***      -           -           -
                                  1.15%         30,588   16.528970       505,588     12.14%***      -           -           -
                                  1.20%         18,778   16.510158       310,028     12.08%***      -           -           -
                                  1.25%         14,853   13.389901       198,880     12.03%***      -           -           -
                                  1.30%          1,227   13.376641        16,413     11.97%***      -           -           -
                                  1.35%          2,516   13.363375        33,622     11.91%***      -           -           -
                                  1.40%          5,958   13.350095        79,540     11.86%***      -           -           -
                                  1.45%          8,380   13.336857       111,763     11.80%***      -           -           -
                                  1.50%          2,237   13.323595        29,805     11.75%***      -           -           -
                                  1.55%          1,359   13.310362        18,089     11.69%***      -           -           -
                                  1.60%            663   13.297147         8,816     11.63%***      -           -           -
                                  1.65%          1,624   13.283898        21,573     11.58%***      -           -           -
                                  1.70%            897   13.270679        11,904     11.52%***      -           -           -
                                  1.75%          1,955   13.257459        25,918     11.47%***      -           -           -
                                  1.80%             70   13.244257           927     11.41%***      -           -           -
                                  1.90%             77   13.217852         1,018     11.30%***      -           -           -
Nationwide SAT - Money Market
  Fund:
     Tax and non-tax
       qualified ...............  0.95%     16,687,257   11.457292   191,190,776      5.02%         3.85%       4.27%       4.37%***
                                  1.00%      8,697,988   11.439024    99,496,493      4.97%         3.80%       4.22%       4.32%***
                                  1.05%      1,776,128   11.420765    20,284,740      4.92%         3.75%       4.17%       4.27%***
                                  1.10%        437,879   10.978256     4,807,148      4.87%         3.69%       3.76%***    -
                                  1.15%        122,310   10.965798     1,341,227      4.81%         3.64%       3.71%***    -
                                  1.20%     25,353,338   10.989031   278,608,617      4.76%         3.59%       3.74%***    -
                                  1.25%        493,431   10.976083     5,415,940      4.71%         3.54%       3.69%***    -
                                  1.30%      5,331,546   10.963142    58,450,496      4.66%         3.49%       3.64%***    -
                                  1.35%        287,070   10.916008     3,133,658      4.60%         3.43%       3.51%***    -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.40%       84,088    10.903584       916,861       4.55%      3.38%         3.46%***    -
                                  1.45%       65,728    10.891167       715,855       4.50%      3.33%         3.41%***    -
                                  1.50%      323,878    10.878760     3,523,391       4.44%      3.28%         3.36%***    -
                                  1.55%       10,269    10.866357       111,587       4.39%      3.22%         3.31%***    -
                                  1.60%        5,002    10.853962        54,292       4.34%      3.17%         3.26%***    -
                                  1.65%       91,744    10.841575       994,649       4.29%      3.12%         3.20%***    -
                                  1.70%        7,424    10.641677        79,004       4.23%      3.11%***      -           -
                                  1.75%        3,093    10.632658        32,887       4.18%      3.06%***      -           -
                                  1.80%        5,331    10.623647        56,635       4.13%      3.01%***      -           -
                                  1.90%        9,076    10.605632        96,257       4.02%      2.90%***      -           -
        Extra Value ............  0.95%    6,246,799    10.907908    68,139,509       4.57%      -             -           -
                                  1.00%    3,075,738    10.895499    33,511,700       4.52%      -             -           -
                                  1.05%      413,491    10.883097     4,500,063       4.47%      -             -           -
                                  1.10%      467,289    10.870702     5,079,759       4.42%      -             -           -
                                  1.15%       69,372    10.858317       753,263       4.36%      -             -           -
                                  1.20%      167,322    10.845938     1,814,764       4.31%      -             -           -
                                  1.25%       25,207    10.775615       271,621       4.26%      -             -           -
                                  1.30%       25,416    10.764235       273,584       4.21%      -             -           -
                                  1.35%       11,031    10.752859       118,615       4.15%      -             -           -
                                  1.40%       63,000    10.741487       676,714       4.10%      -             -           -
                                  1.45%       47,092    10.730125       505,303       4.05%      -             -           -
                                  1.50%       54,546    10.718766       584,666       3.99%      -             -           -
                                  1.55%      104,628    10.707419     1,120,296       3.94%      -             -           -
                                  1.60%       27,962    10.696075       299,084       3.89%      -             -           -
                                  1.65%       14,152    10.684738       151,210       3.84%      -             -           -
                                  1.70%       15,186    10.673409       162,086       3.78%      -             -           -
                                  1.75%       12,873    10.662080       137,253       3.73%      -             -           -
                                  1.80%        1,199    10.650763        12,770       3.68%      -             -           -
Nationwide SAT - Multi Sector
  Bond Fund:
        Tax and non-tax
          qualified ............  0.95%    3,659,345    10.793620    39,497,579       4.66%      0.59%         1.63%       5.50%***
                                  1.00%    1,920,070    10.776464    20,691,565       4.60%      0.54%         1.58%       5.45%***
                                  1.05%      531,806    10.759314     5,721,868       4.55%      0.49%         1.52%       5.40%***
                                  1.10%       35,187    10.753649       378,389       4.50%      0.44%         9.76%***    -
                                  1.15%       23,570    10.741462       253,176       4.45%      0.39%         9.71%***    -
                                  1.20%      930,439    10.972282    10,209,039       4.39%      0.34%        14.23%***    -
                                  1.25%       38,859    10.959378       425,870       4.34%      0.29%        14.18%***    -
                                  1.30%      295,215    10.946464     3,231,560       4.29%      0.24%        14.12%***    -
                                  1.35%       60,710    10.692772       649,158       4.24%      0.18%         9.50%***    -
                                  1.40%        7,831    10.680606        83,640       4.18%      0.13%         9.45%***    -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%         15,148    10.668471       161,606     4.13%        0.08%        9.40%***    -
                                  1.50%         22,642    10.656316       241,280     4.08%        0.03%        9.35%***    -
                                  1.55%            988    10.644186        10,516     4.03%       (0.02)%       9.30%***    -
                                  1.65%          7,738    10.619936        82,177     3.92%       (0.12)%       9.19%***    -
                                  1.70%            262    10.280419         2,693     3.87%       (1.54)%***    -           -
                                  1.75%          4,445    10.271747        45,658     3.82%       (1.59)%***    -           -
        Extra Value ............  0.95%        629,913    10.683001     6,729,361     5.23%***     -            -           -
                                  1.00%        319,931    10.670861     3,413,939     5.18%***     -            -           -
                                  1.05%         80,072    10.658729       853,466     5.13%***     -            -           -
                                  1.10%         45,904    10.646593       488,721     5.07%***     -            -           -
                                  1.15%         36,389    10.634492       386,979     5.02%***     -            -           -
                                  1.20%         28,227    10.622378       299,838     4.97%***     -            -           -
                                  1.25%         19,857    10.485523       208,211     4.92%***     -            -           -
                                  1.30%          4,897    10.475116        51,297     4.86%***     -            -           -
                                  1.35%          3,692    10.464729        38,636     4.81%***     -            -           -
                                  1.40%         10,822    10.454333       113,137     4.76%***     -            -           -
                                  1.50%          5,401    10.433555        56,352     4.65%***     -            -           -
                                  1.55%          1,495    10.423186        15,583     4.60%***     -            -           -
                                  1.65%            391    10.402441         4,067     4.49%***     -            -           -
                                  1.70%            224    10.392077         2,328     4.44%***     -            -           -
                                  1.80%            112    10.371388         1,162     4.34%***     -            -           -
Nationwide SAT - Nationwide
  Global 50 Fund:
     Tax and non-tax
       qualified ...............  0.95%      1,556,485    12.606419    19,621,702   (13.15)%      21.76%       18.01%       6.33%***
                                  1.00%        782,047    12.586381     9,843,142   (13.19)%      21.70%       17.95%       6.28%***
                                  1.05%        176,364    12.566361     2,216,254   (13.24)%      21.63%       17.89%       6.23%***
                                  1.10%         44,680    12.874957       575,253   (13.28)%      21.57%       87.83%***    -
                                  1.15%         15,046    12.860372       193,497   (13.32)%      21.51%       87.77%***    -
                                  1.20%        396,824    12.359900     4,904,705   (13.37)%      21.45%       52.31%***    -
                                  1.25%         43,117    12.345376       532,296   (13.41)%      21.39%       52.25%***    -
                                  1.30%        214,656    12.330829     2,646,886   (13.46)%      21.33%       52.20%***    -
                                  1.35%         20,773    12.802092       265,938   (13.50)%      21.27%       87.52%***    -
                                  1.40%          3,150    12.787543        40,281   (13.54)%      21.20%       87.46%***    -
                                  1.45%          1,550    12.773009        19,798   (13.59)%      21.14%       87.40%***    -
                                  1.50%          7,453    12.758477        95,089   (13.63)%      21.08%       87.34%***    -
                                  1.55%          2,626    12.743972        33,466   (13.67)%      21.02%       87.28%***    -
                                  1.60%            604    12.729459         7,689   (13.72)%      20.96%       87.22%***    -
                                  1.65%          8,267    12.714940       105,114   (13.76)%      20.90%       87.16%***    -
                                  1.70%          1,182     9.638561        11,393   (13.80)%      17.77%***     -           -
                                  1.80%         13,871     9.622318       133,471   (13.89)%      17.66%***     -           -
        Extra Value ............  0.95%        135,932    12.796444     1,739,446   (12.45)%***    -            -           -
                                  1.00%         75,748    12.781911       968,204   (12.49)%***    -            -           -
                                  1.05%          5,179    12.767397        66,122   (12.54)%***    -            -           -
                                  1.10%         21,939    12.752885       279,786   (12.58)%***    -            -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.15%          5,120   12.738390        65,221    (12.62)%***       -            -           -
                                  1.20%          6,861   12.723887        87,299    (12.67)%***       -            -           -
                                  1.25%          1,804   10.350894        18,673    (12.71)%***       -            -           -
                                  1.30%            354   10.340635         3,661    (12.76)%***       -            -           -
                                  1.35%          1,250   10.330371        12,913    (12.80)%***       -            -           -
                                  1.40%          8,320   10.320116        85,863    (12.85)%***       -            -           -
                                  1.45%            929   10.309861         9,578    (12.89)%***       -            -           -
                                  1.50%            261   10.299633         2,688    (12.93)%***       -            -           -
                                  1.55%            382   10.289384         3,931    (12.98)%***       -            -           -
                                  1.65%            713   10.268906         7,322    (13.07)%***       -            -           -
                                  1.75%            238   10.248467         2,439    (13.16)%***       -            -           -
                                  1.80%             79   10.238256           809    (13.20)%***       -            -           -
                                  1.90%            111   10.217840         1,134    (13.29)%***       -            -           -
Nationwide SAT - Nationwide
  Small Cap Growth Fund:
     Tax and non-tax
       qualified ...............  0.95%      1,026,407   16.916678    17,363,397    (16.96)%        155.91%***     -           -
                                  1.00%        631,683   16.902529    10,677,040    (17.00)%        155.81%***     -           -
                                  1.05%        105,996   16.888400     1,790,103    (17.05)%        155.70%***     -           -
                                  1.10%         56,584   16.874259       954,813    (17.09)%        155.60%***     -           -
                                  1.15%         23,281   16.860140       392,521    (17.13)%        155.50%***     -           -
                                  1.20%        568,318   16.846010     9,573,891    (17.17)%        155.40%***     -           -
                                  1.25%         35,104   16.831886       590,867    (17.21)%        155.29%***     -           -
                                  1.30%        175,053   16.817775     2,944,002    (17.26)%        155.19%***     -           -
                                  1.35%         30,873   16.803658       518,779    (17.30)%        155.09%***     -           -
                                  1.40%          8,808   16.789563       147,882    (17.34)%        154.99%***     -           -
                                  1.45%         12,922   16.775454       216,772    (17.38)%        154.89%***     -           -
                                  1.50%         26,552   16.761357       445,048    (17.42)%        154.78%***     -           -
                                  1.55%         10,978   16.747262       183,851    (17.46)%        154.68%***     -           -
                                  1.60%            615   16.733188        10,291    (17.51)%        154.58%***     -           -
                                  1.65%          6,308   16.719097       105,464    (17.55)%        154.48%***     -           -
                                  1.70%            139   16.705019         2,322    (17.59)%        154.37%***     -           -
                                  1.75%         16,670   16.690944       278,238    (17.63)%        154.27%***     -           -
                                  1.80%          7,580   16.676873       126,411    (17.67)%        154.17%***     -           -
                                  2.00%             59   16.620645           981    (17.84)%        153.76%***     -           -
        Extra Value ............  0.95%        569,339   16.831336     9,582,736    (23.11)%***       -            -           -
                                  1.00%        446,178   16.817252     7,503,488    (23.14)%***       -            -           -
                                  1.05%         45,027   16.803160       756,596    (23.18)%***       -            -           -
                                  1.10%         98,130   16.789058     1,647,510    (23.22)%***       -            -           -
                                  1.15%         52,937   16.774984       888,017    (23.26)%***       -            -           -
                                  1.20%         18,242   16.760904       305,752    (23.30)%***       -            -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.25%         17,435   16.746817     291,981    (23.34)%***      -            -          -
                                  1.30%            809   16.732740      13,537    (23.38)%***      -            -          -
                                  1.35%          1,191   16.718668      19,912    (23.42)%***      -            -          -
                                  1.40%         15,375   16.704618     256,834    (23.46)%***      -            -          -
                                  1.45%          6,654   16.690547     111,059    (23.50)%***      -            -          -
                                  1.50%          4,291   16.676507      71,559    (23.54)%***      -            -          -
                                  1.55%          6,021   16.662458     100,325    (23.58)%***      -            -          -
                                  1.60%          4,022   16.648407      66,960    (23.62)%***      -            -          -
                                  1.65%          1,837   16.634392      30,557    (23.65)%***      -            -          -
                                  1.70%          2,195   16.620337      36,482    (23.69)%***      -            -          -
                                  1.75%          1,495   16.606309      24,826    (23.73)%***      -            -          -
                                  1.85%             86   16.578264       1,426    (23.81)%***      -            -          -
                                  1.90%             28   16.564252         464    (23.85)%***      -            -          -
                                  1.95%             53   16.550232         877    (23.89)%***      -            -          -
Nationwide SAT - Nationwide
  Small Cap Growth Fund:
     Initial Deposit Funding ...     -         100,000   17.186295   1,718,630    (16.96)%       155.91%***     -          -

Nationwide SAT - Nationwide
  Small Cap Value Fund:
     Tax and non-tax
       qualified ...............  0.95%      4,814,143   13.155704  63,333,440     10.15%         26.62%       (3.99)%   (10.90)%***
                                  1.00%      2,176,352   13.134786  28,585,918     10.09%         26.56%       (4.03)%   (10.95)%***
                                  1.05%        487,437   13.113877   6,392,189     10.04%         26.50%       (4.08)%   (11.00)%***
                                  1.10%        102,797   18.027390   1,853,162      9.98%         26.43%      117.69%***   -
                                  1.15%         30,134   18.006956     542,622      9.93%         26.37%      117.62%***   -
                                  1.20%        862,874   17.466310  15,071,225      9.87%         26.30%       77.43%***   -
                                  1.25%         34,587   17.445777     603,397      9.82%         26.24%       77.36%***   -
                                  1.30%        204,956   17.425261   3,571,412      9.76%         26.18%       77.30%***   -
                                  1.35%         32,546   17.925387     583,400      9.71%         26.11%      117.36%***   -
                                  1.40%         11,148   17.905028     199,605      9.65%         26.05%      117.30%***   -
                                  1.45%         12,587   17.884672     225,114      9.60%         25.98%      117.24%***   -
                                  1.50%         34,245   17.864340     611,764      9.54%         25.92%      117.17%***   -
                                  1.55%         14,174   17.844017     252,921      9.49%         25.86%      117.11%***   -
                                  1.60%            764   17.823704      13,617      9.43%         25.79%      117.04%***   -
                                  1.65%          5,027   17.803398      89,498      9.37%         25.73%      116.98%***   -
                                  1.70%          1,272   12.787277      16,265      9.32%         25.51%***     -          -
                                  1.75%          2,045   12.776504      26,128      9.26%         25.45%***     -          -
                                  1.80%          2,310   12.765722      29,489      9.21%         25.39%***     -          -
        Extra Value ............  0.95%        521,516   17.927244   9,349,345     11.47%***       -            -          -
                                  1.00%        315,970   17.906914   5,658,048     11.41%***       -            -          -
                                  1.05%         33,408   17.886580     597,555     11.36%***       -            -          -
                                  1.10%         43,492   17.866258     777,039     11.30%***       -            -          -
                                  1.15%         16,806   17.845938     299,919     11.25%***       -            -          -
                                  1.20%         21,271   17.825655     379,170     11.19%***       -            -          -
                                  1.25%          9,763   13.342749     130,265     11.13%***       -            -          -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%          4,752   13.329535        63,342    11.08%***     -            -          -
                                  1.35%            788   13.316304        10,493    11.02%***     -            -          -
                                  1.40%         13,697   13.303105       182,213    10.97%***     -            -          -
                                  1.45%          6,545   13.289891        86,982    10.91%***     -            -          -
                                  1.50%          4,707   13.276689        62,493    10.86%***     -            -          -
                                  1.55%          7,680   13.263507       101,864    10.80%***     -            -          -
                                  1.60%          2,578   13.250319        34,159    10.75%***     -            -          -
                                  1.65%          3,822   13.237144        50,592    10.69%***     -            -          -
                                  1.70%            445   13.223965         5,885    10.63%***     -            -          -
                                  1.75%             33   13.210805           436    10.58%***     -            -          -
                                  1.80%            150   13.197628         1,980    10.52%***     -            -          -
                                  1.90%             90   13.171324         1,185    10.41%***     -            -          -
Nationwide SAT - Nationwide
  Small Company Fund:
     Tax and non-tax
       qualified ...............  0.95%      6,381,124   14.799910    94,440,061     7.87%       42.65%        0.05%    (23.95)%***
                                  1.00%      3,275,225   14.776367    48,395,927     7.81%       42.58%        -        (23.99)%***
                                  1.05%        559,475   14.752842     8,253,846     7.76%       42.51%       (0.05)%   (24.04)%***
                                  1.10%        133,435   18.598401     2,481,678     7.71%       42.44%       84.29%***   -
                                  1.15%         51,830   18.577322       962,863     7.65%       42.37%       84.23%***   -
                                  1.20%      1,312,706   18.398225    24,151,460     7.60%       42.29%       60.38%***   -
                                  1.25%         77,770   18.376589     1,429,147     7.54%       42.22%       60.32%***   -
                                  1.30%        349,046   18.354971     6,406,729     7.49%       42.15%       60.26%***   -
                                  1.35%         65,782   18.493168     1,216,518     7.44%       42.08%       83.99%***   -
                                  1.40%         33,617   18.472168       620,979     7.38%       42.01%       83.92%***   -
                                  1.45%         17,982   18.451164       331,789     7.33%       41.93%       83.86%***   -
                                  1.50%         57,030   18.430186     1,051,074     7.27%       41.86%       83.80%***   -
                                  1.55%         22,938   18.409209       422,270     7.22%       41.79%       83.74%***   -
                                  1.60%            491   18.388267         9,029     7.16%       41.72%       83.68%***   -
                                  1.65%          8,378   18.367325       153,881     7.11%       41.65%       83.62%***   -
                                  1.70%          3,350   15.121378        50,657     7.06%       62.00%***     -          -
                                  1.75%          3,878   15.108647        58,591     7.00%       61.93%***     -          -
                                  1.80%          1,037   15.095906        15,654     6.95%       61.86%***     -          -
                                  1.90%              4   15.070448            60     6.84%       61.71%***     -          -
        Extra Value ............  0.95%        917,234   18.504013    16,972,510     1.36%***     -            -          -
                                  1.00%        655,683   18.483030    12,119,009     1.31%***     -            -          -
                                  1.05%         65,137   18.462044     1,202,562     1.26%***     -            -          -
                                  1.10%        161,570   18.441081     2,979,525     1.21%***     -            -          -
                                  1.15%         26,037   18.420139       479,605     1.16%***     -            -          -
                                  1.20%         53,846   18.399189       990,723     1.11%***     -            -          -
                                  1.25%         28,993   15.356464       445,230     1.06%***     -            -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%          1,975   15.341263       30,299    1.01%***      -             -           -
                                  1.35%          2,184   15.326036       33,472    0.96%***      -             -           -
                                  1.40%         52,906   15.310860      810,036    0.90%***      -             -           -
                                  1.45%          9,929   15.295646      151,870    0.85%***      -             -           -
                                  1.50%          9,183   15.280478      140,321    0.80%***      -             -           -
                                  1.55%          6,391   15.265297       97,561    0.75%***      -             -           -
                                  1.60%          2,404   15.250126       36,661    0.70%***      -             -           -
                                  1.65%          8,266   15.234953      125,932    0.65%***      -             -           -
                                  1.70%            606   15.219794        9,223    0.60%***      -             -           -
                                  1.75%            704   15.204656       10,704    0.55%***      -             -           -
                                  1.80%             71   15.189513        1,078    0.50%***      -             -           -
                                  1.85%             25   15.174391          379    0.45%***      -             -           -
Nationwide SAT - Nationwide
  Strategic ValueFund:
     Tax and non-tax
       qualified ...............  0.95%        937,668   10.326230    9,682,575    6.59%        (3.99)%       (0.56)%      9.13%***
                                  1.00%        610,165   10.309817    6,290,689    6.54%        (4.04)%       (0.61)%      9.08%***
                                  1.05%        119,251   10.293400    1,227,498    6.49%        (4.09)%       (0.66)%      9.03%***
                                  1.10%          8,281   13.293158      110,081    6.43%        (4.14)%      120.24%***    -
                                  1.15%          2,517   13.278102       33,421    6.38%        (4.18)%      120.18%***    -
                                  1.20%        174,755   12.704964    2,220,256    6.33%        (4.23)%       74.17%***    -
                                  1.25%         14,900   12.690016      189,081    6.27%        (4.28)%       74.10%***    -
                                  1.30%         32,366   12.675084      410,242    6.22%        (4.33)%       74.04%***    -
                                  1.35%          8,325   13.217900      110,039    6.17%        (4.38)%      119.92%***    -
                                  1.40%          4,131   13.202878       54,541    6.11%        (4.43)%      119.85%***    -
                                  1.45%          3,419   13.187886       45,089    6.06%        (4.48)%      119.79%***    -
                                  1.50%         11,997   13.172860      158,035    6.00%        (4.52)%      119.72%***    -
                                  1.55%          1,867   13.157882       24,566    5.95%        (4.57)%      119.66%***    -
                                  1.60%            119   13.142888        1,564    5.90%        (4.62)%      119.59%***    -
                                  1.65%          1,035   13.127925       13,587    5.84%        (4.67)%      119.53%***    -
                                  1.80%            901    9.027908        8,134    5.68%       (21.91)%***     -           -
        Extra Value ............  0.95%         31,054   13.204656      410,057    8.23%***      -             -           -
                                  1.00%         53,570   13.189671      706,571    8.18%***      -             -           -
                                  1.05%         12,019   13.174668      158,346    8.13%***      -             -           -
                                  1.10%          1,934   13.159697       25,451    8.07%***      -             -           -
                                  1.15%          1,067   13.144720       14,025    8.02%***      -             -           -
                                  1.20%         11,209   13.129756      147,171    7.96%***      -             -           -
                                  1.40%          2,190   10.429501       22,841    7.75%***      -             -           -
                                  1.45%            252   10.419119        2,626    7.69%***      -             -           -
                                  1.65%            144   10.377722        1,494    7.48%***      -             -           -
Nationwide SAT - Mid Cap
  Growth Fund - Strong:
     Tax and non-tax
       qualified ...............  0.95%      3,465,292   17.766242   61,565,216  (16.18)%       83.00%        13.51%      12.64%***
                                  1.00%      2,026,048   17.737976   35,937,991  (16.22)%       82.91%        13.45%      12.59%***
                                  1.05%        257,361   17.709761    4,557,802  (16.26)%       82.82%        13.39%      12.54%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.10%        175,471   19.374164     3,399,604     (16.31)%      82.72%       105.95%***    -
                                  1.15%         46,725   19.352193       904,231     (16.35)%      82.63%       105.89%***    -
                                  1.20%      1,029,346   19.022019    19,580,239     (16.39)%      82.54%        73.76%***    -
                                  1.25%         86,140   18.999657     1,636,630     (16.43)%      82.45%        73.69%***    -
                                  1.30%        297,231   18.977298     5,640,641     (16.47)%      82.36%        73.63%***    -
                                  1.35%         35,432   19.264494       682,580     (16.52)%      82.26%       105.64%***    -
                                  1.40%         13,165   19.242613       253,329     (16.56)%      82.17%       105.57%***    -
                                  1.45%          9,433   19.220739       181,309     (16.60)%      82.08%       105.51%***    -
                                  1.50%         59,186   19.198852     1,136,303     (16.64)%      81.99%       105.44%***    -
                                  1.55%          5,814   19.177019       111,495     (16.69)%      81.89%       105.38%***    -
                                  1.60%            982   19.155179        18,810     (16.73)%      81.80%       105.32%***    -
                                  1.65%          8,677   19.133359       166,020     (16.77)%      81.71%       105.25%***    -
                                  1.70%            437   12.194050         5,329     (16.81)%      70.02%***      -           -
                                  1.75%         21,744   12.183768       264,924     (16.85)%      69.95%***      -           -
                                  1.80%             41   12.173489           499     (16.90)%      69.87%***      -           -
                                  1.90%             14   12.152925           170     (16.98)%      69.72%***      -           -
        Extra Value ............  0.95%        670,835   19.287913    12,939,007     (23.95)%***    -             -           -
                                  1.00%        991,277   19.266026    19,097,968     (23.99)%***    -             -           -
                                  1.05%         62,680   19.244138     1,206,223     (24.03)%***    -             -           -
                                  1.10%        115,255   19.222288     2,215,465     (24.07)%***    -             -           -
                                  1.15%         39,489   19.200441       758,206     (24.11)%***    -             -           -
                                  1.20%         39,397   19.178592       755,579     (24.15)%***    -             -           -
                                  1.25%         46,232   14.925252       690,024     (24.19)%***    -             -           -
                                  1.30%          9,996   14.910479       149,045     (24.22)%***    -             -           -
                                  1.35%          7,477   14.895685       111,375     (24.26)%***    -             -           -
                                  1.40%         28,263   14.880925       420,580     (24.30)%***    -             -           -
                                  1.45%          9,564   14.866149       142,180     (24.34)%***    -             -           -
                                  1.50%          7,808   14.851385       115,960     (24.38)%***    -             -           -
                                  1.55%          7,641   14.836614       113,367     (24.42)%***    -             -           -
                                  1.60%         13,847   14.821873       205,238     (24.46)%***    -             -           -
                                  1.65%          1,315   14.807150        19,471     (24.50)%***    -             -           -
                                  1.70%          3,033   14.792416        44,865     (24.53)%***    -             -           -
                                  1.75%          1,481   14.777679        21,886     (24.57)%***    -             -           -
                                  1.80%             70   14.762964         1,033     (24.61)%***    -             -           -
                                  1.85%             71   14.748240         1,047     (24.65)%***    -             -           -
                                  1.90%            119   14.733531         1,753     (24.69)%***    -             -           -
                                  1.95%             22   14.718828           324     (24.73)%***    -             -           -
                                  2.00%            101   14.704149         1,485     (24.77)%***    -             -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
Nationwide SAT - Total Return Fund:
     Tax and non-tax
       qualified ...............  0.95%     21,604,237   12.303050   265,798,008   (3.05)%       5.93%        16.95%      15.04%***
                                  1.00%     13,786,712   12.283490   169,348,939   (3.09)%       5.87%        16.89%      14.99%***
                                  1.05%      2,193,618   12.263952    26,902,426   (3.14)%       5.82%        16.84%      14.94%***
                                  1.10%        897,268   12.280107    11,018,547   (3.19)%       5.77%        79.14%***    -
                                  1.15%        269,891   12.266207     3,310,539   (3.24)%       5.71%        79.08%***    -
                                  1.20%      1,939,840   12.230458    23,725,132   (3.29)%       5.66%        58.95%***    -
                                  1.25%        242,523   12.216049     2,962,673   (3.34)%       5.61%        58.89%***    -
                                  1.30%        514,713   12.201684     6,280,365   (3.39)%       5.55%        58.83%***    -
                                  1.35%        118,911   12.210612     1,451,976   (3.43)%       5.50%        78.84%***    -
                                  1.40%        115,554   12.196740     1,409,382   (3.48)%       5.45%        78.78%***    -
                                  1.45%         94,783   12.182869     1,154,729   (3.53)%       5.39%        78.72%***    -
                                  1.50%        112,594   12.169023     1,370,159   (3.58)%       5.34%        78.66%***    -
                                  1.55%         15,150   12.155152       184,151   (3.63)%       5.29%        78.60%***    -
                                  1.60%          7,070   12.141316        85,839   (3.68)%       5.23%        78.54%***    -
                                  1.65%         31,574   12.127493       382,913   (3.73)%       5.18%        78.48%***    -
                                  1.70%          8,286    9.480069        78,552   (3.78)%      (2.22)%***     -           -
                                  1.75%            251    9.472081         2,377   (3.82)%      (2.27)%***     -           -
                                  1.80%          3,578    9.464087        33,863   (3.87)%      (2.32)%***     -           -
     Extra Value ...............  0.95%      1,775,282   12.201268    21,660,691   (0.51)%***    -             -           -
                                  1.00%      1,525,750   12.187418    18,594,953   (0.56)%***    -             -           -
                                  1.05%        114,829   12.173568     1,397,879   (0.61)%***    -             -           -
                                  1.10%        186,179   12.159716     2,263,884   (0.66)%***    -             -           -
                                  1.15%         45,410   12.145887       551,545   (0.71)%***    -             -           -
                                  1.20%         72,364   12.132071       877,925   (0.76)%***    -             -           -
                                  1.25%         57,777   10.170866       587,642   (0.81)%***    -             -           -
                                  1.30%          1,579   10.160770        16,044   (0.86)%***    -             -           -
                                  1.35%          3,558   10.150696        36,116   (0.91)%***    -             -           -
                                  1.40%         55,314   10.140613       560,918   (0.96)%***    -             -           -
                                  1.45%          7,522   10.130541        76,202   (1.01)%***    -             -           -
                                  1.50%          7,818   10.120477        79,122   (1.06)%***    -             -           -
                                  1.55%          8,118   10.110405        82,076   (1.11)%***    -             -           -
                                  1.60%            894   10.100353         9,030   (1.16)%***    -             -           -
                                  1.65%          5,246   10.090301        52,934   (1.21)%***    -             -           -
                                  1.70%            197   10.080262         1,986   (1.26)%***    -             -           -
Neuberger & Berman AMT -
  Guardian Portfolio:
     Tax and non-tax
       qualified ...............  0.95%      2,192,923   15.622790    34,259,576    0.18%       13.84%        30.42%      31.21%***
                                  1.00%      1,357,933   15.597974    21,181,004    0.13%       13.78%        30.35%      31.16%***
                                  1.05%        288,948   15.573167     4,499,835    0.07%       13.73%        30.29%      31.10%***
                                  1.10%         86,653   14.652210     1,269,658    0.02%       13.67%       114.62%***    -
                                  1.15%         21,785   14.635622       318,837   (0.03)%      13.61%       114.55%***    -
                                  1.20%        615,977   13.965623     8,602,503   (0.08)%      13.55%        69.10%***    -
                                  1.25%         35,455   13.949218       494,570   (0.13)%      13.50%        69.04%***    -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%        119,521    13.932809     1,665,263   (0.18)%     13.44%         68.97%***    -
                                  1.35%         19,143    14.569299       278,900   (0.23)%     13.38%        114.30%***    -
                                  1.40%         24,082    14.552749       350,459   (0.28)%     13.32%        114.23%***    -
                                  1.45%          3,186    14.536223        46,312   (0.33)%     13.27%        114.17%***    -
                                  1.50%         23,428    14.519679       340,167   (0.38)%     13.21%        114.10%***    -
                                  1.55%          1,378    14.503162        19,985   (0.43)%     13.15%        114.04%***    -
                                  1.65%          2,443    14.470155        35,351   (0.53)%     13.04%        113.91%***    -
                                  1.70%            285     9.910972         2,825   (0.58)%     (0.47)%***      -           -
                                  1.75%          3,472     9.902625        34,382   (0.63)%     (0.52)%***      -           -
                                  1.80%          7,213     9.894278        71,367   (0.68)%     (0.57)%***      -           -
     Extra Value ...............  0.95%        315,183    14.561147     4,589,426    1.79%***    -              -           -
                                  1.00%        204,933    14.544597     2,980,668    1.74%***    -              -           -
                                  1.05%         11,863    14.528080       172,347    1.69%***    -              -           -
                                  1.10%         33,639    14.511581       488,155    1.64%***    -              -           -
                                  1.15%         35,993    14.495072       521,721    1.59%***    -              -           -
                                  1.20%          9,138    14.478592       132,305    1.54%***    -              -           -
                                  1.25%          5,055    10.839853        54,795    1.49%***    -              -           -
                                  1.30%            849    10.829091         9,194    1.44%***    -              -           -
                                  1.35%            800    10.818352         8,655    1.39%***    -              -           -
                                  1.40%          3,850    10.807613        41,609    1.33%***    -              -           -
                                  1.45%            927    10.796885        10,009    1.28%***    -              -           -
                                  1.50%          8,310    10.786167        89,633    1.23%***    -              -           -
                                  1.55%          1,946    10.775435        20,969    1.18%***    -              -           -
                                  1.65%            497    10.754017         5,345    1.08%***    -              -           -
                                  1.70%            455    10.743293         4,888    1.03%***    -              -           -
                                  1.75%             75    10.732608           805    0.98%***    -              -           -
Neuberger & Berman AMT - Mid-Cap
  Growth Portfolio:
     Tax and non-tax
       qualified ...............  0.95%      4,352,912    22.558120    98,193,511   (8.34)%     52.43%         37.96%     105.39%***
                                  1.00%      2,636,101    22.522251    59,370,928   (8.38)%     52.35%         37.89%     105.33%***
                                  1.05%        484,306    22.486438    10,890,317   (8.43)%     52.28%         37.82%     105.27%***
                                  1.10%        209,639    19.610857     4,111,200   (8.47)%     52.20%        161.90%***    -
                                  1.15%         70,637    19.588644     1,383,683   (8.52)%     52.12%        161.83%***    -
                                  1.20%      1,748,237    19.049729    33,303,441   (8.57)%     52.04%        110.85%***    -
                                  1.25%        128,340    19.027345     2,441,969   (8.61)%     51.97%        110.79%***    -
                                  1.30%        595,478    19.004946    11,317,027   (8.66)%     51.89%        110.72%***    -
                                  1.35%         43,144    19.499868       841,302   (8.70)%     51.81%        161.55%***    -
                                  1.40%         33,898    19.477696       660,255   (8.75)%     51.74%        161.48%***    -
                                  1.45%         17,949    19.455564       349,208   (8.80)%     51.66%        161.41%***    -
                                  1.50%         73,932    19.433420     1,436,752   (8.84)%     51.58%        161.34%***    -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.55%          7,138    19.411326       138,558   (8.89)%     51.51%        161.27%***    -
                                  1.60%          4,041    19.389212        78,352   (8.93)%     51.43%        161.20%***    -
                                  1.65%         21,141    19.367124       409,440   (8.98)%     51.35%        161.13%***    -
                                  1.70%          5,591    13.886316        77,638   (9.03)%     79.12%***       -           -
                                  1.75%         20,006    13.874614       277,576   (9.07)%     79.05%***       -           -
                                  1.80%            168    13.862902         2,329   (9.12)%     78.97%***       -           -
                                  1.90%              8    13.839506           111   (9.21)%     78.82%***       -           -
                                  2.00%            103    13.816124         1,423   (9.30)%     78.66%***       -           -
    Extra Value ................  0.95%      1,357,858    19.513867    26,497,060  (17.39)%***     -            -           -
                                  1.00%      1,107,012    19.491733    21,577,582  (17.43)%***     -            -           -
                                  1.05%         91,579    19.469588     1,783,005  (17.48)%***     -            -           -
                                  1.10%        204,403    19.447467     3,975,121  (17.52)%***     -            -           -
                                  1.15%         98,486    19.425379     1,913,128  (17.56)%***     -            -           -
                                  1.20%         69,707    19.403303     1,352,546  (17.60)%***     -            -           -
                                  1.25%         51,556    13.687882       705,692  (17.64)%***     -            -           -
                                  1.30%         10,522    13.674315       143,881  (17.69)%***     -            -           -
                                  1.35%          6,275    13.660765        85,721  (17.73)%***     -            -           -
                                  1.40%         39,859    13.647196       543,964  (17.77)%***     -            -           -
                                  1.45%         20,664    13.633644       281,726  (17.81)%***     -            -           -
                                  1.50%         13,566    13.620102       184,770  (17.85)%***     -            -           -
                                  1.55%         16,051    13.606573       218,399  (17.90)%***     -            -           -
                                  1.60%         19,089    13.593041       259,478  (17.94)%***     -            -           -
                                  1.65%          6,870    13.579509        93,291  (17.98)%***     -            -           -
                                  1.70%          7,586    13.566002       102,912  (18.02)%***     -            -           -
                                  1.75%          4,280    13.552487        58,005  (18.06)%***     -            -           -
                                  1.80%             77    13.538977         1,043  (18.11)%***     -            -           -
                                  1.85%            572    13.525488         7,737  (18.15)%***     -            -           -
                                  1.90%            241    13.511997         3,256  (18.19)%***     -            -           -
                                  1.95%            134    13.498515         1,809  (18.23)%***     -            -           -
Neuberger & Berman AMT -
  Partners Portfolio:
    Tax and non-tax
      qualified ................  0.95%      5,060,823    11.094953    56,149,593   (0.25)%        6.35%        3.22%       8.20%***
                                  1.00%      3,494,789    11.077328    38,712,924   (0.30)%        6.30%        3.17%       8.15%***
                                  1.05%        590,433    11.059680     6,530,000   (0.35)%        6.24%        3.11%       8.10%***
                                  1.10%         80,109    12.541566     1,004,692   (0.40)%        6.19%       73.77%***    -
                                  1.15%         18,790    12.527350       235,389   (0.45)%        6.14%       73.71%***    -
                                  1.20%        600,826    12.477284     7,496,677   (0.50)%        6.08%       54.52%***    -
                                  1.25%         57,882    12.462618       721,361   (0.55)%        6.03%       54.46%***    -
                                  1.30%        126,913    12.447943     1,579,806   (0.60)%        5.97%       54.40%***    -
                                  1.35%         34,027    12.470576       424,336   (0.65)%        5.92%       73.47%***    -
                                  1.40%          4,807    12.456413        59,878   (0.70)%        5.87%       73.41%***    -
                                  1.45%          6,242    12.442244        77,664   (0.75)%        5.81%       73.35%***    -
                                  1.50%          7,567    12.428094        94,043   (0.80)%        5.76%       73.29%***    -
                                  1.55%          1,004    12.413955        12,464   (0.85)%        5.71%       73.23%***    -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.65%        3,832     12.385684       47,462     (0.95)%       5.60%       73.11%***    -
                                  1.70%           50      9.409456          470     (1.00)%      (7.45)%***    -           -
        Extra Value ............  0.95%      205,770     12.459551    2,563,802      1.14%***     -            -           -
                                  1.00%      275,078     12.445426    3,423,463      1.09%***     -            -           -
                                  1.05%        5,295     12.431268       65,824      1.04%***     -            -           -
                                  1.10%       37,207     12.417130      462,004      0.99%***     -            -           -
                                  1.15%       18,658     12.403018      231,416      0.94%***     -            -           -
                                  1.20%        6,649     12.388900       82,374      0.89%***     -            -           -
                                  1.25%        5,427     10.404035       56,463      0.84%***     -            -           -
                                  1.30%          573     10.393707        5,956      0.79%***     -            -           -
                                  1.40%        8,885     10.373074       92,165      0.68%***     -            -           -
                                  1.45%          105     10.362785        1,088      0.63%***     -            -           -
                                  1.50%          232     10.352478        2,402      0.58%***     -            -           -
                                  1.55%        1,283     10.342181       13,269      0.53%***     -            -           -
                                  1.65%          753     10.321615        7,772      0.43%***     -            -           -
                                  1.70%          387     10.311331        3,990      0.38%***     -            -           -
                                  1.75%          255     10.301046        2,627      0.33%***     -            -           -
                                  1.80%           88     10.290792          906      0.28%***     -            -           -
                                  1.90%          118     10.270277        1,212      0.18%***     -            -           -
Oppenheimer - Aggressive Growth
  Fund/VA:
     Tax and non-tax
       qualified ...............  0.95%    8,632,584     16.965058  146,452,288    (12.08)%      81.86%       11.29%     (28.89)%***
                                  1.00%    5,195,398     16.938069   88,000,010    (12.12)%      81.77%       11.24%     (28.94)%***
                                  1.05%      749,951     16.911124   12,682,514    (12.17)%      81.68%       11.18%     (28.99)%***
                                  1.10%      368,023     21.029849    7,739,468    (12.21)%      81.59%      126.72%***    -
                                  1.15%      133,088     21.006006    2,795,647    (12.26)%      81.50%      126.65%***    -
                                  1.20%    1,868,167     20.620784   38,523,068    (12.30)%      81.41%       88.66%***    -
                                  1.25%      191,006     20.596567    3,934,068    (12.34)%      81.31%       88.59%***    -
                                  1.30%      682,644     20.572328   14,043,576    (12.39)%      81.22%       88.53%***    -
                                  1.35%      111,547     20.910873    2,332,545    (12.43)%      81.13%      126.39%***    -
                                  1.40%       60,456     20.887100    1,262,751    (12.48)%      81.04%      126.32%***    -
                                  1.45%       45,731     20.863367      954,103    (12.52)%      80.95%      126.26%***    -
                                  1.50%      110,550     20.839650    2,303,823    (12.56)%      80.86%      126.19%***    -
                                  1.55%       34,453     20.815942      717,172    (12.61)%      80.77%      126.13%***    -
                                  1.60%        8,479     20.792245      176,297    (12.65)%      80.67%      126.06%***    -
                                  1.65%       31,318     20.768575      650,430    (12.70)%      80.58%      125.99%***    -
                                  1.70%        6,738     14.023027       94,487    (12.74)%      91.25%***     -           -
                                  1.75%       25,894     14.011209      362,806    (12.79)%      91.17%***     -           -
                                  1.80%        7,134     13.999397       99,872    (12.83)%      91.08%***     -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%      1,618,687   20.941511    33,897,752   (24.35)%***    -            -           -
                                  1.00%      1,754,462   20.917749    36,699,396   (24.39)%***    -            -           -
                                  1.05%        142,326   20.894024     2,973,763   (24.43)%***    -            -           -
                                  1.10%        194,061   20.870306     4,050,112   (24.46)%***    -            -           -
                                  1.15%         56,917   20.846601     1,186,526   (24.50)%***    -            -           -
                                  1.20%         74,636   20.822911     1,554,139   (24.54)%***    -            -           -
                                  1.25%         71,747   15.545189     1,115,321   (24.58)%***    -            -           -
                                  1.30%          9,523   15.529789       147,890   (24.62)%***    -            -           -
                                  1.35%         10,220   15.514400       158,557   (24.66)%***    -            -           -
                                  1.40%         80,705   15.499019     1,250,848   (24.70)%***    -            -           -
                                  1.45%         23,450   15.483640       363,091   (24.73)%***    -            -           -
                                  1.50%         15,234   15.468274       235,644   (24.77)%***    -            -           -
                                  1.55%         15,841   15.452919       244,790   (24.81)%***    -            -           -
                                  1.60%          6,374   15.437563        98,399   (24.85)%***    -            -           -
                                  1.65%         11,061   15.422212       170,585   (24.89)%***    -            -           -
                                  1.70%          6,925   15.406881       106,693   (24.93)%***    -            -           -
                                  1.75%          1,649   15.391541        25,381   (24.97)%***    -            -           -
                                  1.80%            219   15.376225         3,367   (25.01)%***    -            -           -
                                  1.85%             90   15.360898         1,382   (25.04)%***    -            -           -
                                  1.90%             61   15.345595           936   (25.08)%***    -            -           -
                                  1.95%             53   15.330298           813   (25.12)%***    -            -           -
Oppenheimer - Capital
  Appreciation Fund/VA:
        Tax and non-tax
          qualified ............  0.95%      9,380,541   16.737106   157,003,109    (1.17)%      40.31%       22.82%     (10.69)%***
                                  1.00%      5,816,657   16.710507    97,199,288    (1.22)%      40.24%       22.76%     (10.74)%***
                                  1.05%        901,398   16.683918    15,038,850    (1.27)%      40.17%       22.70%     (10.79)%***
                                  1.10%        340,161   18.310774     6,228,611    (1.32)%      40.10%      128.83%***    -
                                  1.15%        140,037   18.290036     2,561,282    (1.37)%      40.03%      128.76%***    -
                                  1.20%      2,455,181   17.594890    43,198,640    (1.42)%      39.96%       82.42%***    -
                                  1.25%        222,363   17.574219     3,907,856    (1.47)%      39.89%       82.35%***    -
                                  1.30%        665,833   17.553551    11,687,734    (1.52)%      39.82%       82.29%***    -
                                  1.35%        127,533   18.207193     2,322,018    (1.57)%      39.75%      128.50%***    -
                                  1.40%         78,143   18.186519     1,421,149    (1.62)%      39.67%      128.43%***    -
                                  1.45%         57,338   18.165855     1,041,594    (1.67)%      39.60%      128.37%***    -
                                  1.50%        123,043   18.145209     2,232,641    (1.72)%      39.53%      128.30%***    -
                                  1.55%          3,147   18.124562        57,038    (1.77)%      39.46%      128.23%***    -
                                  1.60%          4,107   18.103937        74,353    (1.82)%      39.39%      128.17%***    -
                                  1.65%         29,076   18.083324       525,791    (1.87)%      39.32%      128.10%***    -
                                  1.70%          7,314   12.514763        91,533    (1.92)%      41.48%***     -           -
                                  1.75%         28,651   12.504224       358,259    (1.97)%      41.41%***     -           -
                                  1.80%         44,316   12.493669       553,669    (2.02)%      41.35%***     -           -
        Extra Value ............  0.95%      1,618,489   18.214917    29,480,643    (1.91)%***    -            -           -
                                  1.00%      2,527,252   18.194238    45,981,424    (1.96)%***    -            -           -
                                  1.05%        132,909   18.173598     2,415,435    (2.01)%***    -            -           -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000        CONTRACT                      1999        1998       1997
                                ASSET                   UNIT FAIR      OWNERS'          TOTAL        TOTAL       TOTAL      TOTAL
                                CHARGE        UNITS       VALUE        EQUITY          RETURN**     RETURN**    RETURN**   RETURN**
                                1.10%        258,348     18.152960     4,689,781      (2.06)%***       -           -          -
                                1.15%         69,157     18.132340     1,253,978      (2.10)%***       -           -          -
                                1.20%         84,182     18.111721     1,524,681      (2.15)%***       -           -          -
                                1.25%        339,073     13.354099     4,528,014      (2.20)%***       -           -          -
                                1.30%         14,399     13.340856       192,095      (2.25)%***       -           -          -
                                1.35%          4,823     13.327635        64,279      (2.30)%***       -           -          -
                                1.40%         71,488     13.314418       951,821      (2.35)%***       -           -          -
                                1.45%         24,318     13.301197       323,459      (2.40)%***       -           -          -
                                1.50%         14,643     13.288010       194,576      (2.45)%***       -           -          -
                                1.55%         14,465     13.274789       192,020      (2.50)%***       -           -          -
                                1.60%          6,340     13.261607        84,079      (2.55)%***       -           -          -
                                1.65%          7,234     13.248407        95,839      (2.60)%***       -           -          -
                                1.70%         10,797     13.235238       142,901      (2.65)%***       -           -          -
                                1.75%          1,188     13.222067        15,708      (2.70)%***       -           -          -
                                1.80%             74     13.208895           977      (2.74)%***       -           -          -
                                1.85%            229     13.195722         3,022      (2.79)%***       -           -          -
                                1.90%            177     13.182583         2,333      (2.84)%***       -           -          -
                                1.95%            153     13.169441         2,015      (2.89)%***       -           -          -
Oppenheimer Global Securities
  Fund/VA:
    Tax and non-tax             0.95%      1,256,646      9.537743    11,985,567      (6.89)%***       -           -          -
      qualified...............  1.00%        620,793      9.534566     5,918,992      (6.94)%***       -           -          -
                                1.05%         84,451      9.531378       804,934      (6.99)%***       -           -          -
                                1.10%         47,058      9.528196       448,378      (7.03)%***       -           -          -
                                1.15%         23,835      9.525016       227,029      (7.08)%***       -           -          -
                                1.20%        683,327      9.521827     6,506,521      (7.13)%***       -           -          -
                                1.25%         43,537      9.518646       414,413      (7.18)%***       -           -          -
                                1.30%        368,734      9.515462     3,508,674      (7.22)%***       -           -          -
                                1.35%         38,369      9.512275       364,976      (7.27)%***       -           -          -
                                1.40%          4,806      9.509088        45,701      (7.32)%***       -           -          -
                                1.45%         27,413      9.505903       260,585      (7.37)%***       -           -          -
                                1.50%         24,724      9.502715       234,945      (7.41)%***       -           -          -
                                1.65%          3,473      9.493145        32,970      (7.56)%***       -           -          -
                                1.70%            405      9.489961         3,843      (7.60)%***       -           -          -
                                1.80%         29,533      9.483571       280,078      (7.70)%***       -           -          -
    Extra Value ..............  0.95%        488,954     15.073936     7,370,461      (7.19)%***       -           -          -
                                1.00%        374,857     15.061214     5,645,801      (7.24)%***       -           -          -
                                1.05%         41,827     15.048479       629,433      (7.29)%***       -           -          -
                                1.10%         41,425     15.035758       622,856      (7.34)%***       -           -          -
                                1.15%         11,159     15.023047       167,642      (7.38)%***       -           -          -

                                                        2000         CONTRACT                    1999        1998        1997
                                ASSET                UNIT FAIR       OWNERS'        TOTAL        TOTAL       TOTAL       TOTAL
                                CHARGE      UNITS      VALUE         EQUITY        RETURN**     RETURN**    RETURN**    RETURN**
                                1.20%      18,705    15.010318       280,768      (7.43)%***      -           -           -
                                1.25%      23,407    14.997617       351,049      (7.48)%***      -           -           -
                                1.30%       6,322    14.984908        94,735      (7.53)%***      -           -           -
                                1.35%         647    14.972214         9,687      (7.57)%***      -           -           -
                                1.40%       4,837    14.959511        72,359      (7.62)%***      -           -           -
                                1.45%       8,037    14.946825       120,128      (7.67)%***      -           -           -
                                1.50%      13,896    14.934133       207,525      (7.72)%***      -           -           -
                                1.55%         682    14.921452        10,176      (7.76)%***      -           -           -
                                1.60%         841    14.908750        12,538      (7.81)%***      -           -           -
                                1.65%         871    14.896100        12,975      (7.86)%***      -           -           -
                                1.70%          92    14.883434         1,369      (7.91)%***      -           -           -
Oppenheimer Main Street Growth
  & Income/VA:
    Tax and non-tax             0.95%   9,160,617    11.590413   106,175,334      (9.64)%        20.55%       3.71%      16.06%***
      qualified ..............  1.00%   5,826,470    11.571981    67,423,800      (9.68)%        20.49%       3.65%      16.01%***
                                1.05%   1,115,013    11.553551    12,882,360      (9.73)%        20.43%       3.60%      15.96%***
                                1.10%     285,479    13.402637     3,826,171      (9.77)%        20.37%      92.93%***    -
                                1.15%     133,090    13.387444     1,781,735      (9.82)%        20.31%      92.86%***    -
                                1.20%   2,986,885    13.168121    39,331,663      (9.86)%        20.25%      64.34%***    -
                                1.25%     316,642    13.152642     4,164,679      (9.91)%        20.19%      64.28%***    -
                                1.30%   1,064,402    13.137180    13,983,241      (9.96)%        20.13%      64.22%***    -
                                1.35%     163,028    13.326790     2,172,640     (10.00)%        20.07%      92.62%***    -
                                1.40%      79,005    13.311650     1,051,687     (10.05)%        20.01%      92.56%***    -
                                1.45%      83,911    13.296520     1,115,724     (10.09)%        19.94%      92.49%***    -
                                1.50%     174,299    13.281403     2,314,935     (10.14)%        19.88%      92.43%***    -
                                1.55%      24,874    13.266293       329,986     (10.18)%        19.82%      92.37%***    -
                                1.60%       5,861    13.251196        77,665     (10.23)%        19.76%      92.31%***    -
                                1.65%      59,147    13.236091       782,875     (10.27)%        19.70%      92.25%***    -
                                1.70%      12,049     9.671852       116,536     (10.32)%        11.79%***    -           -
                                1.75%       8,317     9.663699        80,373     (10.36)%        11.74%***    -           -
                                1.80%      39,310     9.655553       379,560     (10.41)%        11.68%***    -           -
                                1.90%          17     9.639258           164     (10.50)%        11.57%***    -           -
    Extra Value ..............  0.95%   2,265,608    13.322658    30,183,921     (10.14)%***      -           -           -
                                1.00%   2,196,927    13.307548    29,235,712     (10.19)%***      -           -           -
                                1.05%     232,186    13.292427     3,086,315     (10.24)%***      -           -           -
                                1.10%     238,775    13.277308     3,170,289     (10.28)%***      -           -           -
                                1.15%     179,948    13.262232     2,386,512     (10.33)%***      -           -           -
                                1.20%      96,238    13.247136     1,274,878     (10.37)%***      -           -           -
                                1.25%      47,030    10.767178       506,380     (10.42)%***      -           -           -
                                1.30%      10,865    10.756516       116,870     (10.46)%***      -           -           -
                                1.35%      10,000    10.745846       107,458     (10.51)%***      -           -           -
                                1.40%      96,024    10.735184     1,030,835     (10.55)%***      -           -           -
                                1.45%      32,444    10.724529       347,947     (10.60)%***      -           -           -
                                1.50%      22,952    10.713861       245,905     (10.64)%***      -           -           -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                               2000         CONTRACT                   1999       1998      1997
                                     ASSET                   UNIT FAIR      OWNERS'       TOTAL        TOTAL      TOTAL     TOTAL
                                    CHARGE      UNITS          VALUE        EQUITY       RETURN**     RETURN**   RETURN**  RETURN**
                                     1.55%      36,827       10.703220      394,167     (10.69)%***      -          -         -
                                     1.60%       2,472       10.692568       26,432     (10.73)%***      -          -         -
                                     1.65%       4,797       10.681941       51,241     (10.78)%***      -          -         -
                                     1.70%      19,928       10.671295      212,658     (10.82)%***      -          -         -
                                     1.75%       7,902       10.660669       84,241     (10.87)%***      -          -         -
                                     1.80%         257       10.650054        2,737     (10.92)%***      -          -         -
                                     1.85%          96       10.639431        1,021     (10.96)%***      -          -         -
                                     1.90%         408       10.628821        4,337     (11.01)%***      -          -         -
                                     1.95%          59       10.618201          626     (11.05)%***      -          -         -
                                     2.00%         156       10.607604        1,655     (11.10)%***      -          -         -
Strong Opportunity Fund II, Inc.:
  Tax and non-tax qualified .......  0.95%     752,002        9.792343    7,363,862      (2.76)%***      -          -         -
                                     1.00%     543,371        9.789079    5,319,102      (2.81)%***      -          -         -
                                     1.05%      31,598        9.785815      309,212      (2.86)%***      -          -         -
                                     1.10%      29,289        9.782545      286,521      (2.91)%***      -          -         -
                                     1.15%       6,669        9.779277       65,218      (2.96)%***      -          -         -
                                     1.20%     712,219        9.776003    6,962,655      (3.01)%***      -          -         -
                                     1.25%      33,856        9.772739      330,866      (3.06)%***      -          -         -
                                     1.30%     286,392        9.769466    2,797,897      (3.11)%***      -          -         -
                                     1.35%      30,347        9.766196      296,375      (3.15)%***      -          -         -
                                     1.40%       4,014        9.762926       39,188      (3.20)%***      -          -         -
                                     1.45%       1,129        9.759650       11,019      (3.25)%***      -          -         -
                                     1.50%      26,877        9.756374      262,222      (3.30)%***      -          -         -
                                     1.55%       1,529        9.753099       14,912      (3.35)%***      -          -         -
                                     1.65%      11,178        9.746555      108,947      (3.45)%***      -          -         -
                                     1.75%         515        9.740009        5,016      (3.55)%***      -          -         -
  Extra Value .....................  0.95%     378,635       12.384598    4,689,242      (3.13)%***      -          -         -
                                     1.00%     700,978       12.374135    8,673,996      (3.18)%***      -          -         -
                                     1.05%      35,858       12.363669      443,336      (3.23)%***      -          -         -
                                     1.10%      38,021       12.353197      469,681      (3.28)%***      -          -         -
                                     1.15%       7,139       12.342757       88,115      (3.33)%***      -          -         -
                                     1.20%      14,651       12.332291      180,680      (3.38)%***      -          -         -
                                     1.25%      12,220       12.321845      150,573      (3.43)%***      -          -         -
                                     1.30%          77       12.311389          948      (3.48)%***      -          -         -
                                     1.35%          28       12.300944          344      (3.52)%***      -          -         -
                                     1.40%      10,530       12.290507      129,419      (3.57)%***      -          -         -
                                     1.45%       5,095       12.280071       62,567      (3.62)%***      -          -         -
                                     1.50%      14,542       12.269639      178,425      (3.67)%***      -          -         -
                                     1.55%       6,432       12.259206       78,851      (3.72)%***      -          -         -

                                                         2000        CONTRACT                   1999        1998       1997
                                ASSET                 UNIT FAIR      OWNERS'       TOTAL        TOTAL       TOTAL      TOTAL
                                CHARGE      UNITS       VALUE        EQUITY       RETURN**     RETURN**    RETURN**   RETURN**
                                1.65%          255    12.238351         3,121     (3.82)%***      -           -         -
                                1.75%           40    12.217528           489     (3.92)%***      -           -         -
Van Eck WIT - Worldwide
  Emerging Markets Fund:
    Tax and non-tax qualified.. 0.95%    1,926,318     6.569856    12,655,632     (42.42)%      98.38%     (34.76)%    (73.37)%***
                                1.00%      894,428     6.559411     5,866,921     (42.45)%      98.28%     (34.79)%    (73.41)%***
                                1.05%      185,292     6.548959     1,213,470     (42.47)%      98.18%     (34.82)%    (73.46)%***
                                1.10%       21,492    14.389442       309,258     (42.50)%      98.08%     104.58%***     -
                                1.15%        4,887    14.373141        70,242     (42.53)%      97.99%     104.52%***     -
                                1.20%      362,220    13.755231     4,982,420     (42.56)%      97.89%      62.93%***     -
                                1.25%       20,195    13.739047       277,460     (42.59)%      97.79%      62.86%***     -
                                1.30%       95,797    13.722894     1,314,612     (42.62)%      97.69%      62.80%***     -
                                1.35%       12,251    14.308006       175,287     (42.65)%      97.59%     104.27%***     -
                                1.40%        8,375    14.291739       119,693     (42.68)%      97.49%     104.21%***     -
                                1.45%        5,277    14.275487        75,332     (42.71)%      97.39%     104.14%***     -
                                1.50%        8,026    14.259243       114,445     (42.74)%      97.29%     104.08%***     -
                                1.55%          361    14.243025         5,142     (42.76)%      97.19%     104.02%***     -
                                1.60%          900    14.226803        12,804     (42.79)%      97.09%     103.95%***     -
                                1.65%        5,776    14.210596        82,080     (42.82)%      96.99%     103.89%***     -
                                1.70%          194     8.913211         1,729     (42.85)%      84.12%***     -           -
                                1.75%          451     8.905697         4,016     (42.88)%      84.04%***     -           -
                                1.80%          342     8.898173         3,043     (42.91)%      83.96%***     -           -
    Extra Value ............... 0.95%      180,479    14.321380     2,584,708     (45.63)%***     -           -           -
                                1.00%      104,288    14.305127     1,491,853     (45.66)%***     -           -           -
                                1.05%        8,463    14.288883       120,927     (45.68)%***     -           -           -
                                1.10%       17,509    14.272652       249,900     (45.71)%***     -           -           -
                                1.15%        6,593    14.256421        93,993     (45.74)%***     -           -           -
                                1.20%        6,022    14.240196        85,754     (45.77)%***     -           -           -
                                1.25%        7,866    11.814248        92,931     (45.80)%***     -           -           -
                                1.30%          656    11.802527         7,742     (45.83)%***     -           -           -
                                1.35%          613    11.790816         7,228     (45.86)%***     -           -           -
                                1.40%        1,884    11.779125        22,192     (45.88)%***     -           -           -
                                1.45%        4,581    11.767420        53,907     (45.91)%***     -           -           -
                                1.50%        3,039    11.755734        35,726     (45.94)%***     -           -           -
                                1.55%        4,668    11.744056        54,821     (45.97)%***     -           -           -
                                1.60%        1,776    11.732366        20,837     (46.00)%***     -           -           -
                                1.65%        3,492    11.720700        40,929     (46.03)%***     -           -           -
                                1.70%        2,415    11.709031        28,277     (46.06)%***     -           -           -
                                1.75%          500    11.697380         5,849     (46.08)%***     -           -           -
                                1.80%           10    11.685714           117     (46.11)%***     -           -           -
                                1.85%          102    11.674072         1,191     (46.14)%***     -           -           -
                                1.90%           36    11.662426           420     (46.17)%***     -           -           -
                                1.95%           68    11.650775           792     (46.20)%***     -           -           -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                    2000        CONTRACT                   1999           1998          1997
                          ASSET                  UNIT FAIR      OWNERS'      TOTAL         TOTAL          TOTAL         TOTAL
                          CHARGE      UNITS        VALUE        EQUITY       RETURN**      RETURN**      RETURN**      RETURN**
Van Eck WIT - Worldwide
  Hard Assets Fund:
    Tax and non-tax
    qualified .........  0.95%      466,989       8.120188     3,792,038      10.35%        19.85%       (31.63)%    (63.18)%***
                         1.00%      235,704       8.107253     1,910,912      10.29%        19.79%       (31.66)%    (63.22)%***
                         1.05%       55,308       8.094362       447,683      10.24%        19.73%       (31.69)%    (63.27)%***
                         1.10%        1,698      13.078363        22,207      10.18%        19.67%        (3.23)%***    -
                         1.15%        1,036      13.063519        13,534      10.13%        19.61%        (3.28)%***    -
                         1.20%      112,355      13.923943     1,564,425      10.07%        19.55%        17.40%***     -
                         1.25%        3,884      13.907561        54,017      10.02%        19.49%        17.35%***     -
                         1.30%       16,688      13.891206       231,816       9.96%        19.43%        17.29%***     -
                         1.35%        6,763      13.004291        87,948       9.91%        19.37%        (3.48)%***    -
                         1.40%        5,051      12.989532        65,610       9.85%        67.32%***     (3.53)%***    -
                         1.45%        2,887      12.974758        37,458       9.80%        19.25%        (3.58)%***    -
                         1.50%        3,431      12.959993        44,466       9.74%        19.19%        (3.63)%***    -
                         1.70%           48      10.937759           525       9.52%        (0.19)%***      -           -
  Extra Value .........  0.95%       44,570      13.000985       579,454       9.39%***       -             -           -
                         1.00%       63,985      12.986211       830,923       9.33%***       -             -           -
                         1.05%           74      12.971460           960       9.28%***       -             -           -
                         1.10%        2,695      12.956723        34,918       9.23%***       -             -           -
                         1.20%          722      12.927247         9,333       9.12%***       -             -           -
                         1.25%          205      12.756348         2,615       9.06%***       -             -           -
                         1.60%        1,354      12.667939        17,152       8.68%***       -             -           -
                         1.85%           32      12.604987           403       8.41%***       -             -           -
Victory VIF - VVIF
  Diversified Stock
  Fund Class A Shares:
    Tax and non-tax
    qualified .........  0.95%       19,926       9.913591       197,538      (1.29)%***      -             -           -
                         1.00%       41,921       9.910285       415,449      (1.34)%***      -             -           -
                         1.05%        2,458       9.906989        24,351      (1.39)%***      -             -           -
                         1.10%       20,554       9.903675       203,560      (1.44)%***      -             -           -
                         1.20%      500,693       9.827143     4,920,382      (2.32)%        1.19%***       -           -
                         1.25%       21,276       9.819759       208,925      (2.37)%        1.14%***       -           -
                         1.40%          464       9.797620         4,546      (2.51)%        0.99%***       -           -
                         1.45%        9,565       9.790234        93,644      (2.56)%        0.94%***       -           -
                         1.50%       12,615       9.782879       123,411      (2.61)%        0.89%***       -           -
                         1.65%        3,470       9.760791        33,870      (2.76)%        0.74%***       -           -
       Extra Value ....  0.95%       43,363       9.797186       424,835      (1.72)%***      -             -           -
                         1.00%      485,854       9.789785     4,756,406      (1.77)%***      -             -           -
                         1.05%        7,848       9.782367        76,772      (1.82)%***      -             -           -
                         1.10%        9,949       9.774956        97,251      (1.87)%***      -             -           -
                         1.15%       12,317       9.767557       120,307      (1.92)%***      -             -           -
                         1.20%        2,267       9.760138        22,126      (1.97)%***      -             -           -

                                                               2000         CONTRACT                  1999       1998      1997
                                    ASSET                    UNIT FAIR      OWNERS'    TOTAL          TOTAL      TOTAL     TOTAL
                                    CHARGE      UNITS          VALUE        EQUITY     RETURN**       RETURN**   RETURN**  RETURN**
                                     1.25%      8,032         9.752734      78,334    (2.02)%***        -           -         -
                                     1.40%      1,531         9.730523      14,897    (2.16)%***        -           -         -
                                     1.45%      1,086         9.723116      10,559    (2.21)%***        -           -         -
                                     1.55%      3,941         9.708316      38,260    (2.31)%***        -           -         -
                                     1.60%      2,730         9.700925      26,484    (2.36)%***        -           -         -
                                     1.70%        870         9.686150       8,427    (2.46)%***        -           -         -
Victory VIF - Diversified Stock
  Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        10.005426   1,000,543    (1.29)%***        -           -         -

Victory VIF - Small Company
  Opportunity Fund Class A Shares:
    Tax and non-tax qualified .....  0.95%      1,613        11.282284      18,198    19.12%***         -           -         -
                                     1.00%      3,093        11.278536      34,885    19.06%***         -           -         -
                                     1.20%     53,241        11.829701     629,825    19.53%          (2.05)%***    -         -
                                     1.25%      3,509        11.820812      41,479    19.47%          (2.10)%***    -         -
                                     1.45%      8,691        11.785267     102,426    19.23%          (2.30)%***    -         -
                                     1.50%      2,025        11.776397      23,847    19.17%          (2.34)%***    -         -
                                     1.65%      1,031        11.749812      12,114    18.99%          (2.49)%***    -         -
    Extra Value ...................  0.95%      6,831        11.796109      80,579    18.68%***         -           -         -
                                     1.00%      9,282        11.787182     109,409    18.62%***         -           -         -
                                     1.05%      5,457        11.778265      64,274    18.57%***         -           -         -
                                     1.60%        807        11.680204       9,426    17.95%***         -           -         -
                                     1.70%        190        11.662421       2,216    17.84%***         -           -         -

Victory VIF - Small Company
  Opportunity Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        12.044373   1,204,437    19.12%***         -           -         -

Victory Portfolios - Investment
  Quality Bond Fund Class A Shares:
    Tax and non-tax qualified .....  1.20%     96,130        10.893906   1,047,231     9.70%          (1.37)%***    -         -
                                     1.25%      4,485        10.885745      48,823     9.64%          (1.42)%***    -         -
                                     1.50%      3,868        10.844847      41,948     9.37%          (1.67)%***    -         -
                                     1.65%        750        10.820355       8,115     9.20%          (1.82)%***    -         -

The Victory VIF - Investment Quality
  Bond Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        11.124721   1,112,472     9.70%          (1.37)%***    -         -

W & R Target Funds, Inc. - Asset
  Strategy Portfolio:
    Extra Value ...................  0.95%      1,680        10.378779      17,436    44.63%***         -           -         -
                                     1.40%        174        10.375175       1,805    44.20%***         -           -         -

W & R Target Funds, Inc. - Balanced
  Portfolio:
    Extra Value ...................  0.95%        476        10.237450       4,873    27.98%***         -           -         -

W & R Target Funds, Inc. - Bond
  Portfolio:
    Extra Value ...................  0.95%      1,184        10.225243      12,107    26.54%***         -           -         -

W & R Target Funds, Inc. - Core
  Equity Portfolio:
    Extra Value ...................  0.95%      1,696        10.217913      17,330    25.68%***         -           -         -
                                     1.40%        282        10.214367       2,880    25.26%***         -           -         -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000          CONTRACT                  1999       1998       1997
                                    ASSET                UNIT FAIR       OWNERS'      TOTAL        TOTAL      TOTAL      TOTAL
                                    CHARGE      UNITS      VALUE         EQUITY       RETURN**     RETURN**   RETURN**   RETURN**
W & R Target Funds, Inc. - Growth
  Portfolio:
    Extra Value ...................  0.95%       1,230   10.120865        12,449      14.24%***       -         -           -
                                     1.40%         178   10.117349         1,801      13.83%***       -         -           -

W & R Target Funds, Inc. -
  International Portfolio:
    Extra Value ...................  0.95%         258   10.146674         2,618      17.28%***       -         -           -

W & R Target Funds, Inc. -
  Science & Technology Portfolio:
    Extra Value ...................  0.95%         533     9.700275         5,170     (35.31)%***     -         -           -
                                     1.40%          74     9.696893           718     (35.71)%***     -         -           -

W & R Target Funds, Inc. -
  Small Cap Portfolio:
    Extra Value ...................  0.95%         265    10.079355         2,671       9.35%***      -         -           -

Warburg Pincus Trust - Global
  Post - Venture Capital Portfolio:
    Tax and non-tax qualified .....  0.95%     664,992    13.516337     8,988,256     (19.71)%      61.95%     5.50%      (9.12)%***
                                     1.00%     271,329    13.494845     3,661,543     (19.75)%      61.87%     5.45%      (9.16)%***
                                     1.05%      93,547    13.473367     1,260,393     (19.79)%      61.78%     5.39%      (9.21)%***
                                     1.10%       5,260    16.644686        87,551     (19.83)%      61.70%   112.71%***     -
                                     1.15%         108    16.625822         1,796     (19.87)%      61.62%   112.65%***     -
                                     1.20%      65,241    16.482534     1,075,337     (19.91)%      61.54%    82.02%***     -
                                     1.25%       2,892    16.463131        47,611     (19.95)%      61.46%    81.96%***     -
                                     1.30%       4,155    16.443767        68,324     (19.99)%      61.38%    81.89%***     -
                                     1.35%       2,167    16.550469        35,865     (20.03)%      61.29%   112.39%***     -
                                     1.40%       1,553    16.531655        25,674     (20.07)%      61.21%   112.33%***     -
                                     1.65%          34    16.437806           559     (20.27)%      60.80%   112.01%***     -

Warburg Pincus Trust -
  International Equity Portfolio:
    Tax and non-tax qualified .....  0.95%   1,280,898    11.005780    14,097,282     (26.60)%      51.98%     4.35%     (33.75)%***
                                     1.00%     560,127    10.988262     6,154,822     (26.63)%      51.90%     4.29%     (33.80)%***
                                     1.05%     129,795    10.970789     1,423,954     (26.67)%      51.82%     4.24%     (33.85)%***
                                     1.10%       4,017    12.847895        51,610     (26.71)%      51.75%    61.61%***     -
                                     1.15%       2,389    12.833338        30,659     (26.74)%      51.67%    61.56%***     -
                                     1.20%     100,383    11.989196     1,203,511     (26.78)%      51.59%    24.00%***     -
                                     1.25%      12,747    11.975093       152,647     (26.82)%      51.52%    23.95%***     -
                                     1.30%      17,874    11.961010      213,791     (26.86)%       51.44%    23.89%***     -
                                     1.35%       3,467    12.775184        44,292     (26.89)%      51.36%    61.33%***     -
                                     1.40%         722    12.760667         9,213     (26.93)%      51.29%    61.27%***     -
                                     1.45%         536    12.746142         6,832     (26.97)%      51.21%    61.21%***     -
                                     1.50%       4,375    12.731669        55,701     (27.00)%      51.13%    61.15%***     -
                                     1.60%         199    12.702702         2,528     (27.08)%      50.98%    61.04%***     -
                                     1.65%         903    12.688214        11,457     (27.11)%      50.90%    60.98%***     -


                                                          2000         CONTRACT                  1999       1998        1997
                                     ASSET              UNIT FAIR      OWNERS'       TOTAL       TOTAL      TOTAL       TOTAL
                                    CHARGE    UNITS       VALUE        EQUITY        RETURN**    RETURN**   RETURN**    RETURN**
Warburg Pincus Trust -
  ValuePortfolio:
    Tax and non-tax qualified .....  0.95%   808,299    13.079940    10,572,502       7.88%       5.23%      11.06%      23.13%***
                                     1.00%   376,965    13.059137     4,922,838       7.83%       5.18%      11.01%      23.08%***
                                     1.05%   115,481    13.038397     1,505,687       7.77%       5.13%      10.95%      23.03%***
                                     1.10%     5,997    13.464612        80,747       7.72%       5.07%      75.28%***     -
                                     1.15%     4,053    13.449360        54,510       7.66%       5.02%      75.22%***     -
                                     1.20%   166,739    13.203287     2,201,503       7.61%       4.97%      50.56%***     -
                                     1.25%     7,602    13.187744       100,253       7.56%       4.92%      50.50%***     -
                                     1.30%    17,814    13.172245       234,650       7.50%       4.86%      50.44%***     -
                                     1.35%    10,852    13.388420       145,291       7.45%       4.81%      74.98%***     -
                                     1.40%     6,137    13.373210        82,071       7.39%       4.76%      74.92%***     -
                                     1.45%     1,010    13.358023        13,492       7.34%       4.70%      74.86%***     -
                                     1.50%     9,842    13.342824       131,320       7.29%       4.65%      74.80%***     -
                                     1.55%     1,949    13.327642        25,976       7.23%       4.60%      74.74%***     -
                                     1.70%     2,169    10.000956        21,692       7.07%      (9.91)%***    -           -
                                     1.75%       261     9.992513         2,608       7.02%      (9.96)%***    -           -
                                     1.80%     1,164     9.984104        11,621       6.96%     (10.01)%***    -           -
    Extra Value ...................  0.95%    38,406    13.376195       513,726      14.67%***     -           -           -
                                     1.00%    21,454    13.361008       286,647      14.61%***     -           -           -
                                     1.05%     1,396    13.345820        18,631      14.55%***     -           -           -
                                     1.10%       513    13.330655         6,839      14.50%***     -           -           -
                                     1.15%     3,507    13.315500        46,697      14.44%***     -           -           -
                                     1.20%       288    13.300356         3,831      14.38%***     -           -           -
                                     1.35%       392    11.083443         4,345      14.21%***     -           -           -
                                     1.45%       137    11.061443         1,515      14.10%***     -           -           -
                                     1.85%        37    10.973682           406      13.64%***     -           -           -
                                             =======    =========

Reserve for annuity contracts in
  payout phase:
    Non-tax qualified .............                                   6,547,281
                                                               ----------------
                                                               $ 10,938,492,289
                                                               ================





*   Not used.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.


--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C.  OTHER INFORMATION

         Item 24. FINANCIAL STATEMENTS AND EXHIBITS

                  (a) Financial Statements:

                      (1) Financial statements included in Prospectus.
                          (Part A):
                          Condensed Financial Information.
                          in Part B:
                          Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                      Nationwide Variable Account-9:
                          Independent Auditors' Report.

                          Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.

                          Statements of Operations for the year ended
                          December 31, 2000.

                          Statements of Contract Owners' Equity for the years ended December 31, 2000 and 1999

                          Notes to Financial Statements.

                      Nationwide Life Insurance Company and subsidiaries:

                          Independent Auditors' Report.

                          Consolidated Balance Sheets as of December 31, 2000 and 1999.

                          Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

                          Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                          Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                          Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

             (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

             (2)   Not Applicable

             (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter -- Filed previously with Post-Effective Amendment No. 2 to registration statement (File No. 333-79327) and hereby incorporated by reference.

             (4) The form of the variable annuity contract -- Filed previously with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

             (5) Variable Annuity Application -- Filed previously with initial registration statement and hereby incorporated by reference.

             (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

             (7)   Not Applicable

             (8)   Not Applicable

             (9) Opinion of Counsel -- Filed previously with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

             (10)  Not Applicable

             (11)  Not Applicable

             (12)  Not Applicable

             (13) Performance Advertising Calculation Schedule -- Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.


Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

               NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                BUSINESS ADDRESS                         WITH DEPOSITOR

                Lewis J. Alphin                              Director
                519 Bethel Church Road
                Mount Olive, NC 28365-6107

                A.I. Bell                                    Director
                4121 North River Road West
                Zanesville, OH 43701

                Yvonne M. Curl                               Director
                Avaya Inc.
                Room 3C322
                211 Mt. Airy Road
                Basking Ridge, NJ 07290

                Kenneth D. Davis                             Director
                7229 Woodmansee Road
                Leesburg, OH 45135

              NAME AND PRINCIPAL                     POSITIONS AND OFFICES
               BUSINESS ADDRESS                         WITH DEPOSITOR

               Keith W. Eckel                               Director
               1647 Falls Road
               Clarks Summit, PA 18411

               Willard J. Engel                             Director
               301 East Marshall Street
               Marshall, MN 56258

               Fred C. Finney                               Director
               1558 West Moreland Road
               Wooster, OH 44691

               Joseph J. Gasper                   President and Chief Operating
               One Nationwide Plaza                   Officer and Director
               Columbus, OH  43215

               W.G. Jurgensen                        Chief Executive Officer
               One Nationwide Plaza                       and Director
               Columbus, OH 43215

               David O. Miller                        Chairman of the Board
               115 Sprague Drive                           and Director
               Hebron, OH 43025

               Ralph M. Paige                               Director
               Federation of Southern
               Cooperatives/Land Assistance Fund
               2769 Church Street
               East Point, GA  30344

               James F. Patterson                           Director
               8765 Mulberry Road
               Chesterland, OH  44026

               Arden L. Shisler                             Director
               1356 North Wenger Road
               Dalton, OH  44618

               Robert L. Stewart                            Director
               88740 Fairview Road
               Jewett, OH  43986

               Richard D. Headley                   Executive Vice President
               One Nationwide Plaza
               Columbus, OH 43215

               Michael S. Helfer                   Executive Vice President -
               One Nationwide Plaza                    Corporate Strategy
               Columbus, OH 43215

               Donna A. James.                     Executive Vice President -
               One Nationwide Plaza               Chief Administrative Officer
               Columbus, OH 43215

               Robert A. Oakley                   Executive Vice President -
               One Nationwide Plaza                 Chief Financial Officer
               Columbus, OH 43215                        and Treasurer

              NAME AND PRINCIPAL                     POSITIONS AND OFFICES
               BUSINESS ADDRESS                         WITH DEPOSITOR

               Robert J. Woodward, Jr.             Executive Vice President -
               One Nationwide Plaza                 Chief Investment Officer
               Columbus, Ohio 43215

               John R. Cook, Jr.                     Senior Vice President -
               One Nationwide Plaza               Chief Communications Officer
               Columbus, OH 43215

               Thomas L. Crumrine                     Senior Vice President
               One Nationwide Plaza
               Columbus, OH 43215

               David A. Diamond                     Senior Vice President -
               One Nationwide Plaza                    Corporate Strategy
               Columbus, OH 43215

               Philip C. Gath                       Senior Vice President -
               One Nationwide Plaza                      Chief Actuary -
               Columbus, OH  43215                    Nationwide Financial

               Patricia R. Hatler                    Senior Vice President,
               One Nationwide Plaza               General Counsel and Secretary
               Columbus, OH 43215

               David K. Hollingsworth              Senior Vice President -
               One Nationwide Plaza                 Business Development and
               Columbus, OH 43215                       Sponsor Relations

               David R. Jahn                        Senior Vice President -
               One Nationwide Plaza                    Project Management
               Columbus, OH 43215

               Richard A. Karas                  Senior Vice President - Sales -
               One Nationwide Plaza                    Financial Services
               Columbus, OH 43215

               Gregory S. Lashutka                  Senior Vice President -
               One Nationwide Plaza                    Corporate Relations
               Columbus, OH 43215

               Edwin P. McCausland, Jr.             Senior Vice President -
               One Nationwide Plaza                  Fixed Income Securities
               Columbus, OH 43215

               Mark D. Phelan                       Senior Vice President -
               One Nationwide Plaza                 Technology and Operations
               Columbus, OH 43215

               Douglas C. Robinette                  Senior Vice President -
               One Nationwide Plaza                          Claims
               Columbus, OH 43215

               Mark R. Thresher                     Senior Vice President -
               One Nationwide Plaza              Finance - Nationwide Financial
               Columbus, OH 43215

              NAME AND PRINCIPAL                     POSITIONS AND OFFICES
               BUSINESS ADDRESS                          WITH DEPOSITOR

               Richard M. Waggoner                  Senior Vice President -
               One Nationwide Plaza                        Operations
               Columbus, OH 43215

               Susan A. Wolken                   Senior Vice President - Product
               One Nationwide Plaza                Management and Nationwide
               Columbus, OH 43215                      Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT.

         *    Subsidiaries for which separate financial statements are filed
         ** Subsidiaries included in the respective consolidated financial statements
         *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
         **** other subsidiaries

                                                      NO VOTING
                                                      SECURITIES
                                                     (SEE ATTACHED
                                  STATE/COUNTRY      CHART UNLESS
                                       OF             OTHERWISE
        COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
        -------                  ----------------    --------------   ------------------
The 401(k) Companies, Inc.       Texas                                Holding company

The 401(k) Company               Texas                                Third-party administrator for
                                                                      401(k) plans

401(k) Investment Advisors, Inc. Texas                                Investment advisor registered
                                                                      with the SEC

401(k) Investments Services,     Texas                                NASD registered broker-dealer
Inc.

Affiliate Agency, Inc.           Delaware                             Insurance agency marketing life
                                                                      insurance and annuity products
                                                                      through financial institutions

Affiliate Agency of Ohio, Inc.   Ohio                                 Insurance agency marketing life
                                                                      insurance and annuity products
                                                                      through financial institutions

AGMC Reinsurance, Ltd.           Turks and Caico                      Reinsurance company
                                 Islands

AID Finance Services, Inc.       Iowa                                 Holding company

Allied Document Solutions, Inc.  Iowa                                 General printing services

ALLIED General Agency Company    Iowa                                 Managing general agent and surplus lines broker for property and casualty insurance products

ALLIED Group, Inc.               Iowa                                 Property and casualty holding
                                                                      company

ALLIED Group Insurance           Iowa                                 Direct marketer for property
Marketing Company                                                     and casualty insurance products

ALLIED Property and Casualty     Iowa                                 Underwrites general property
Insurance Company                                                     and casualty insurance

Allnations, Inc.                 Ohio                                 Promotes international
                                                                      cooperative insurance
                                                                      organizations

                                                      NO VOTING
                                                      SECURITIES
                                                     (SEE ATTACHED
                                  STATE/COUNTRY      CHART UNLESS
                                       OF             OTHERWISE
        COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
        -------                  ----------------    --------------   ------------------
AMCO Insurance Company           Iowa                                 Underwrites general property
                                                                      and casualty insurance

American Marine Underwriters,    Florida                              Underwriting manager for ocean
Inc.                                                                  cargo and bulk insurance

Asset Management Holdings, P/C   United Kingdom                       Holding company

Auto Direkt Insurance Company    Germany                              Insurance company

Cal-Ag Insurance services, Inc.  California                           Captive insurance brokerage firm

CalFarm Insurance Agency         California                           Former marketing company for
                                                                      traditional agent producers of
                                                                      CalFarm Insurance Company

CalFarm Insurance Company        California                           Multi-line insurance company

Caliber Funding                  Delaware                             A limited purpose corporation

Colonial County Mutual           Texas                                Insurance company
Insurance Company

Columbus Insurance Brokerage     Germany                              General service insurance broker
and Service GmbH

Cooperative Service Company      Nebraska                             Insurance agency that sells and
                                                                      services commercial insurance

Damian Securities Limited        England/Wales                        Investment holding company

Depositors Insurance Company     Iowa                                 Underwrites property and
                                                                      casualty insurance

Discover Insurance Agency of     Texas                                Insurance agency
Texas, LLC

Discover Insurance Agency, LLC   Texas                                Insurance agency

eNationwide, LLC                 Ohio                                 Limited liability company that
                                                                      provides administrative
                                                                      services to Nationwide's direct
                                                                      operations

Excaliber Funding Corporation    Delaware                             Limited purpose corporation

F&B, Inc.                        Iowa                                 Insurance agency

Farmland Mutual Insurance        Iowa                                 Mutual insurance company
Company

Fenplace Limited                 England/Wales                        Inactive

Fenplace Two Ltd.                England/Wales                        Previously provided investment
                                                                      management and advisory
                                                                      services to business,
                                                                      institutional and private
                                                                      investors; transferred
                                                                      investment management activity
                                                                      to Gartmore Investment Limited

Financial Horizons Distributors  Alabama                              Insurance agency marketing life
Agency of Alabama, Inc.                                               insurance and annuity products
                                                                      through financial institutions

                                                      NO. VOTING
                                                      SECURITIES
                                                     (SEE ATTACHED
                                 STATE/COUNTRY OF    CHART UNLESS
                                       OF             OTHERWISE
        COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
        -------                  ----------------    --------------   ------------------
Financial Horizons Distributors  Ohio                                 Insurance marketing life
Agency of Ohio, Inc.                                                  insurance and annuity products
                                                                      through financial institutions

Financial Horizons Distributors  Oklahoma                             Insurance marketing life
Agency of Oklahoma, Inc.                                              insurance and annuity products
                                                                      through financial institutions

Financial Horizons Distributors  Texas                                Insurance marketing life
Agency of Texas, Inc.                                                 insurance and annuity products
                                                                      through financial institutions

*Financial Horizons Investment   Massachusetts                        Diversified, open-end
Trust                                                                 investment company

Financial Horizons Securities    Oklahoma                             Limited broker-dealer doing
Corporation                                                           business solely in the
                                                                      financial institution market

Gartmore 1990 Ltd.               England/Wales                        A general partner in a limited
                                                                      partnership formed to invest in
                                                                      unlisted securities

Gartmore 1990 Trustee Ltd.       England/Wales                        Inactive

Gartmore Capital Management Ltd. England/Wales                        Investment management and
                                                                      advisory services to business,
                                                                      institutional and private
                                                                      investors; transferred
                                                                      investment management activity
                                                                      to Gartmore Investment Limited

Gartmore Europe Ltd.             England/Wales                        Investment holding company

Gartmore Fund Managers           Jersey, Channel                      Investment administration and
International Limited            Islands                              support

Gartmore Fund Managers Ltd.      England/Wales                        Authorized unit trust management

Gartmore Indosuez UK Recovery    England/Wales                        General partner in two limited
Fund                                                                  partnerships formed to invest
                                                                      in unlisted securities

Gartmore Investment Ltd.         England/Wales                        Investment management and
                                                                      advisory services to pension
                                                                      funds, unit trusts and other
                                                                      collective investment schemes,
                                                                      investment trusts and
                                                                      portfolios for corporate and
                                                                      other institutional clients

Gartmore Investment Management   Jersey, Channel                      Investment management services
(Channel Islands) Limited        Islands

Gartmore Investment Management   England/Wales                        Investment holding company
plc

Gartmore Investment Services     Germany                              Marketing support
GmbH

Gartmore Investment Services     England/Wales                        Investment holding company
Ltd.

Gartmore Japan Limited           Japan                                Investment management

Gartmore Nominees Ltd.           England/Wales                        Inactive

Gartmore Nominees (Jersey) Ltd.  Jersey, Channel                      Inactive
                                 Islands

                                                      NO. VOTING
                                                      SECURITIES
                                                     (SEE ATTACHED
                                 STATE/COUNTRY OF    CHART UNLESS
                                       OF             OTHERWISE
        COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
        -------                  ----------------    --------------   ------------------
Gartmore Pension Fund Trustees,  England/Wales                        Trustee of Gartmore Pension
Ltd.                                                                  Scheme

Gartmore Scotland Ltd.           Scotland                             Inactive

Gartmore Securities Ltd.         England/Wales                        Investment holding company;
                                                                      joint partner in Gartmore
                                                                      Global Partners

Gartmore U.S. Ltd.               England/Wales                        Joint partner in Gartmore
                                                                      Global Partners

GIL Nominees Ltd.                England/Wales                        Inactive

GatesMcDonald Health Plus Inc.   Ohio                                 Managed care organization

Gates, McDonald & Company        Ohio                                 Services employers for managing
                                                                      workers' and unemployment
                                                                      compensation matters

Gates, McDonald & Company of     Nevada                               Self-insurance administration,
Nevada                                                                claims examinations and data
                                                                      processing services

Gates, McDonald & Company of     New York                             Workers' compensation/self-insured
New York, Inc.                                                        claims administration services
                                                                      to employers with exposure in
                                                                      New York


Insurance Intermediaries, Inc.   Ohio                                 Insurance agency providing
                                                                      commercial property and
                                                                      casualty brokerage services

Landmark Financial Services of   New York                             Insurance agency marketing life
New York, Inc.                                                        insurance and annuity products
                                                                      through financial institutions

Leben Direkt Insurance Company   Germany                              Life insurance through direct
                                                                      mail

Lone Star General Agency, Inc.   Texas                                General agent to market
                                                                      non-standard automobile and
                                                                      motorcycle insurance for
                                                                      Colonial Mutual Insurance
                                                                      Company

MedProSolutions, Inc.            Massachusetts                        Provides third-party
                                                                      administration services for
                                                                      workers compensation,
                                                                      automobile injury and
                                                                      disability claims

Morley & Associates, Inc.        Oregon                               Insurance brokerage

Morley Capital Management, Inc.  Oregon                               Investment adviser and stable
                                                                      value money management

Morley Financial Services, Inc.  Oregon                               Holding company

Morley Research Associates, Ltd. Delaware                             Credit research consulting

**MRM Investments, Inc.          Ohio                                 Owns and operates a
                                                                      recreational ski facility

                                                      NO. VOTING
                                                      SECURITIES
                                                     (SEE ATTACHED
                                 STATE/COUNTRY OF    CHART UNLESS
                                       OF             OTHERWISE
        COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
        -------                  ----------------    --------------   ------------------
**National Casualty Company      Wisconsin                            Insurance company

National Casualty Company of     England                              Insurance company
America, Ltd.

National Deferred Compensation,  Ohio                                 Administers deferred
Inc.                                                                  compensation plans for public
                                                                      employees

**National Premium and Benefit   Delaware                             Provides third-party
Administration Company                                                administration services

Nationwide Advisory Services,    Ohio                                 Registered broker-dealer
Inc.                                                                  providing investment management
                                                                      and administrative services

Nationwide Affinity Insurance    Kansas                               Insurance company
Company of America

**Nationwide Agency, Inc.        Ohio                                 Insurance agency

Nationwide Agribusiness          Iowa                                 Provides property and casualty
Insurance Company                                                     insurance primarily to
                                                                      agricultural business

Nationwide Arena, LLC            Ohio                                 Limited liability company
                                                                      related to arena development

*Nationwide Asset Allocation     Ohio                                 Diversified open-end investment
Trust                                                                 company

Nationwide Asset Management      United Kingdom                       Holding company
Holdings, Ltd.

Nationwide Assurance Company     Wisconsin                            Underwrites non-standard
                                                                      automobile and motorcycle
                                                                      insurance

Nationwide Cash Management       Ohio                                 Investment securities agent
Company

Nationwide Corporation           Ohio                                 Holding company for entities
                                                                      affiliated with Nationwide
                                                                      Mutual Insurance Company

Nationwide Exclusive             Ohio                                 A limited liability company
Distribution Company, LLC                                             providing agency support
                                                                      services to Nationwide
                                                                      exclusive agents

Nationwide Financial Assignment  Ohio                                 Assignment company to
Company                                                               administer structured
                                                                      settlement business

Nationwide Financial             Delaware                             Insurance agency
Institution Distributors
Agency, Inc.

Nationwide Financial             New Mexico                           Insurance agency
Institution Distributors
Agency, Inc. of New Mexico

                                                      NO. VOTING
                                                      SECURITIES
                                                     (SEE ATTACHED
                                 STATE/COUNTRY OF    CHART UNLESS
                                       OF             OTHERWISE
        COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
        -------                  ----------------    --------------   ------------------
Nationwide Financial             Massachusetts                        Insurance agency
Institution Distributors
Agency, Inc. of Massachusetts

Nationwide Financial Services    Bermuda                              Long-term insurer which issued
(Bermuda) Ltd.                                                        variable annuity and variable
                                                                      life products to persons
                                                                      outside the U.S. and Bermuda

Nationwide Financial Services    Delaware                             Trust which issues and sells
Capital Trust                                                         securities and uses proceeds to
                                                                      acquire debentures

Nationwide Financial Services    Delaware                             Trust which issues and sells
Capital Trust II                                                      securities and uses proceeds to
                                                                      acquire debentures

Nationwide Financial Services,   Delaware                             Holding company for entities
Inc.                                                                  associated with Nationwide
                                                                      Mutual Insurance Company

Nationwide Foundation            Ohio                                 Not-for-profit corporation

Nationwide General Insurance     Ohio                                 Primarily provides automobile
Company                                                               and fire insurance to select
                                                                      customers

Nationwide Global Finance, LLC   Ohio                                 Acts as a support company for
                                                                      Nationwide Global Holdings,
                                                                      Inc. and its international
                                                                      capitalization efforts

Nationwide Global Funds          Luxembourg                           Exempted company with limited
                                                                      liability for purpose of
                                                                      issuing investment shares to
                                                                      segregated asset accounts of
                                                                      Nationwide Financial Services
                                                                      (Bermuda) Ltd. and to non-U.S.
                                                                      resident investors

Nationwide Global Holdings, Inc. Ohio                                 Holding company for Nationwide
                                                                      Insurance Enterprise
                                                                      international operations

Nationwide Global Holdings,      Grand Duchy of                       Analyzes European market of
Inc.-NGH Luxembourg Branch       Luxembourg                           life insurance

Nationwide Global Japan, Inc.    Delaware                             Holding company

Nationwide Global Limited        Hong Kong                            Primarily a holding company for
                                                                      Nationwide Global Holdings,
                                                                      Inc. Asian operations

Nationwide Global Holdings-NGH   Brazil                               Holding company
Brasil Participacoes LTDA

Nationwide Health Plans, Inc.    Ohio                                 Health insuring organization

Nationwide Home Mortgage Company Iowa                                 Mortgage lendor

Nationwide Holdings, SA          Brazil                               Participates in other companies
                                                                      related to international
                                                                      operations

                                                      NO. VOTING
                                                      SECURITIES
                                                     (SEE ATTACHED
                                 STATE/COUNTRY OF    CHART UNLESS
                                       OF             OTHERWISE
        COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
        -------                  ----------------    --------------   ------------------
*Nationwide Indemnity Company    Ohio                                 Reinsurance company assuming
                                                                      business from Nationwide Mutual
                                                                      Insurance Company and other
                                                                      insurers within the Nationwide
                                                                      Insurance Enterprise

Nationwide Insurance Company of  Wisconsin                            Independent agency personal
America                                                               lines underwriter of property
                                                                      and casualty insurance

Nationwide Insurance Company of  Ohio                                 Transacts general insurance
Florida                                                               business except life insurance

Nationwide International         California                           Special risks, excess and
Underwriters                                                          surplus lines underwriting
                                                                      manager

Nationwide Investing Foundation  Michigan                             Provides investors with
                                                                      continuous source of investment
                                                                      under management of trustees

*Nationwide Investing            Massachusetts                        Diversified, open-end
Foundation II                                                         investment company

Nationwide Investment Services   Oklahoma                             Registered broker-dealer
Corporation

Nationwide Investors Services,   Ohio                                 Stock transfer agent
Inc.

**Nationwide Life and Annuity    Ohio                                 Life insurance company
Insurance Company

**Nationwide Life Insurance      Ohio                                 Life insurance company
Company

Nationwide Lloyds                Texas                                Commercial property insurance
                                                                      in Texas

Nationwide Management Systems,   Ohio                                 Preferred provider
Inc.                                                                  organization, products and
                                                                      related services

Nationwide Mutual Fire           Ohio                                 Mutual insurance company
Insurance Company

*Nationwide Mutual Funds         Ohio                                 Diversified, open-end
                                                                      investment company

Nationwide Mutual Insurance      Ohio                                 Mutual insurance company
Company

Nationwide Properties, Ltd.      Ohio                                 Develop, own and operate real
                                                                      estate and real estate
                                                                      investments

Nationwide Property and          Ohio                                 Insurance company
Casualty Insurance Company

Nationwide Realty Investors,     Ohio                                 Develop, own and operate real
Inc.                                                                  estate and real estate
                                                                      investments

Nationwide Retirement Plan       Ohio                                 Insurance agency
Services, Inc.

Nationwide Retirement            Delaware                             Market and administer deferred
Solutions, Inc.                                                       compensation plans for public
                                                                      employees

                                                      NO. VOTING
                                                      SECURITIES
                                                     (SEE ATTACHED
                                 STATE/COUNTRY OF    CHART UNLESS
                                       OF             OTHERWISE
        COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
        -------                  ----------------    --------------   ------------------
Nationwide Retirement            Alabama                              Market and administer deferred
Solutions, Inc. of Alabama                                            compensation plans for public
                                                                      employees

Nationwide Retirement            Arizona                              Market and administer deferred
Solutions, Inc. of Arizona                                            compensation plans for public
                                                                      employees

Nationwide Retirement            Arkansas                             Market and administer deferred
Solutions, Inc. of Arkansas                                           compensation plans for public
                                                                      employees

Nationwide Retirement            Montana                              Market and administer deferred
Solutions, Inc. of Montana                                            compensation plans for public
                                                                      employees

Nationwide Retirement            Nevada                               Market and administer deferred
Solutions, Inc. of Nevada                                             compensation plans for public
                                                                      employees

Nationwide Retirement            New Mexico                           Market and administer deferred
Solutions, Inc. of New Mexico                                         compensation plans for public
                                                                      employees

Nationwide Retirement            Ohio                                 Market variable annuity
Solutions, Inc. of Ohio                                               contracts to members of the
                                                                      National Education Association
                                                                      in the state of Ohio

Nationwide Retirement            Oklahoma                             Market variable annuity
Solutions, Inc. of Oklahoma                                           contracts to members of the
                                                                      National Education Association
                                                                      in the state of Oklahoma

Nationwide Retirement            South Dakota                         Market and administer deferred
Solutions, Inc. of South Dakota                                       compensation plans for public
                                                                      employees

Nationwide Retirement            Texas                                Market and administer deferred
Solutions, Inc. of Texas                                              compensation plans for public
                                                                      employees

Nationwide Retirement            Wyoming                              Market variable annuity
Solutions, Inc. of Wyoming                                            contracts to members of the
                                                                      National Education Association
                                                                      in the state of Wyoming

                                                      NO. VOTING
                                                      SECURITIES
                                                     (SEE ATTACHED
                                 STATE/COUNTRY OF    CHART UNLESS
                                       OF             OTHERWISE
        COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
        -------                  ----------------    --------------   ------------------
Nationwide Retirement Solutions  Massachusetts                        Market and administer deferred
Insurance Agency Inc.                                                 compensation plans for public
                                                                      employees

Nationwide Seguradora S.A.       Brazil                               Engage in elementary, health
                                                                      and life insurance; private
                                                                      open pension and wealth
                                                                      concession plans

*Nationwide Separate Account     Massachusetts                        Diversified, open-end
Trust                                                                 investment company

Nationwide Services Company,     Ohio                                 Single member limited liability
LLC.                                                                  company performing shared
                                                                      services functions for the
                                                                      Nationwide Insurance Enterprise

Nationwide Towarzstwo            Poland                               Life insurance and pension
Ubezieczen na Zycie SA                                                products in Poland

Nationwide Trust Company, FSB    United States                        Federal savings bank chartered
                                                                      by the Office of Thrift
                                                                      Supervision in U.S. Department
                                                                      of Treasury to exercise custody
                                                                      and fiduciary powers

Nationwide UK Asset Management   United Kingdom                       Holding company
Holdings, Ltd.

Nationwide UK Holding Company,   United Kingdom                       Holding company
Ltd.

Neckura Holding Company          Germany                              Administrative services for
                                                                      Neckura Insurance Group

Neckura Insurance Company        Germany                              Insurance company

Neckura Life Insurance Company   Germany                              Life and health insurance
                                                                      company

Nevada Independent               Nevada                               Workers' compensation
Companies-Construction                                                administrative services to
                                                                      Nevada employers in the
                                                                      construction industry

Nevada Independent               Nevada                               Workers' compensation
Companies-Health and Nonprofit                                        administrative services to
                                                                      Nevada employers in health and
                                                                      nonprofit industries

Nevada Independent Companies-    Nevada                               Workers' compensation
Hospitality and Entertainment                                         administrative services to
                                                                      Nevada employers in the
                                                                      hospitality and entertainment
                                                                      industries

                                                      NO. VOTING
                                                      SECURITIES
                                                     (SEE ATTACHED
                                 STATE/COUNTRY OF    CHART UNLESS
                                       OF             OTHERWISE
        COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
        -------                  ----------------    --------------   ------------------
Nevada Independent Companies-    Nevada                               Workers' compensation
Manufacturing, Transportation                                         administrative services to
and Distribution                                                      Nevada employers in the
                                                                      manufacturing, transportation
                                                                      and distribution industries

NFS Distributors, Inc.           Delaware                             Holding company for Nationwide
                                                                      Financial Services, Inc.
                                                                      distribution companies

NGH Luxembourg, S.A              Luxembourg                           Acts primarily as holding
                                                                      company for Nationwide Global
                                                                      Holdings, Inc. European
                                                                      operations

NGH Netherlands, B.V.            The Netherlands                      Holding company for other
                                                                      overseas companies

NGH UK, Ltd.                     United Kingdom                       Assists Nationwide Global
                                                                      Holdings, Inc. with European
                                                                      operations and marketing

Northpointe Capital LLC          Delaware                             Limited liability company for
                                                                      investments

PanEuroLife                      Luxembourg                           Life insurance company
                                                                      providing individual life
                                                                      insurance primarily in the UK,
                                                                      Belgium and France

Pension Associates, Inc.         Wisconsin                            Pension plan administration and
                                                                      record keeping services

Portland Investment Services,    Oregon                               NASD registered broker-dealer
Inc.

Premier Agency, Inc.             Iowa                                 Insurance agency

Riverview Agency, Inc.           Texas                                Has a pending application to
                                                                      become a licensed insurance
                                                                      agency with the Texas
                                                                      Department of Insurance

Scottsdale Indemnity Company     Ohio                                 Insurance company

Scottsdale Insurance Company     Ohio                                 Insurance company

Scottsdale Surplus Lines         Arizona                              Provides excess and surplus
Insurance Company                                                     lines insurance coverage on a
                                                                      non-admitted basis

Siam-Ar-Na-Khet Company Limited  Thailand                             Holding company

Sun Direct                       Germany                              Writes direct auto insurance
Versicherungs-Atiengesclischaft

                                                      NO. VOTING
                                                      SECURITIES
                                                     (SEE ATTACHED
                                 STATE/COUNTRY OF    CHART UNLESS
                                       OF             OTHERWISE
        COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
        -------                  ----------------    --------------   ------------------
SVM Sales GmbH, Neckura          Germany                              Recruits and supervises
Insurance Group                                                       external sales partners who
                                                                      obtain new business for the
                                                                      Neckura Group as well as to
                                                                      offer financial services

Thai Prasit Nationwide Company   Thailand                             Holding company
Limited

Union Bond & Trust Company       Oregon                               Oregon state bank with trust
                                                                      powers

Vertboise, SA                    Luxembourg                           Real property holding company

Vicpic Ltd.                      England/Wales                        Inactive

Villanova Capital, Inc.          Delaware                             Holding company

Villanova Distribution           Iowa                                 Broker-dealer
Services, Inc.

Villanova Global Asset           Delaware                             Holding company for Gartmore
Management Trust                                                      Group and a registered
                                                                      investment advisor

Villanova Mutual Fund Capital    Delaware                             Trust designed to act as a
Trust                                                                 registered investment advisor

Villanova SA Capital Trust       Delaware                             Trust designed to act as a
                                                                      registered investment advisor

Villanova Securities, LLC        Delaware                             Provides brokerage services for
                                                                      block mutual fund trading for
                                                                      both affiliated and
                                                                      non-affiliated investment
                                                                      advisors and performs block
                                                                      mutual fund trading directly
                                                                      with fund companies

Western Heritage Insurance       Arizona                              Underwrites excess and surplus
Company                                                               lines of property and casualty
                                                                      insurance

                                                          NO. VOTING
                                                          SECURITIES
                                                         (SEE ATTACHED
                                     STATE/COUNTRY OF    CHART UNLESS
                                           OF             OTHERWISE
            COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
---         -------                  ----------------    --------------   ------------------
*   MFS Variable Account                   Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

*   Nationwide Multi-Flex Variable         Ohio         Nationwide Life        Issuer of Annuity
    Account                                             Separate Account       Contracts

*   Nationwide VA Separate                 Ohio         Nationwide Life and    Issuer of Annuity
    Account-A                                           Annuity Separate       Contracts
                                                        Account

*   Nationwide VA Separate                 Ohio         Nationwide Life and    Issuer of Annuity
    Account-B                                           Annuity Separate       Contracts
                                                        Account

*   Nationwide VA Separate                 Ohio         Nationwide Life and    Issuer of Annuity
    Account-C                                           Annuity Separate       Contracts
                                                        Account

*   Nationwide VA Separate                 Ohio         Nationwide Life and    Issuer of Annuity
    Account-D                                           Annuity Separate       Contracts
                                                        Account

*   Nationwide Variable Account            Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

*   Nationwide Variable Account-II         Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

*   Nationwide Variable Account-3          Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

*   Nationwide Variable Account-4          Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

*   Nationwide Variable Account-5          Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

*   Nationwide Variable Account-6          Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

*   Nationwide Fidelity Advisor            Ohio         Nationwide Life        Issuer of Annuity
    Variable Account                                    Separate Account       Contracts

*   Nationwide Variable Account-8          Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

*   Nationwide Variable Account-9          Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

*   Nationwide Variable Account-10         Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

    Nationwide Variable Account-11         Ohio         Nationwide Life        Issuer of Annuity
                                                        Separate Account       Contracts

*   Nationwide VL Separate                 Ohio         Nationwide Life and    Issuer of Life Insurance
    Account-A                                           Annuity Separate       Policies
                                                        Account

                                                          NO. VOTING
                                                          SECURITIES
                                                         (SEE ATTACHED
                                     STATE/COUNTRY OF    CHART UNLESS
                                           OF             OTHERWISE
            COMPANY                    ORGANIZATION       INDICATED)      PRINCIPAL BUSINESS
---         -------                  ----------------    --------------   ------------------
    Nationwide VL Separate                 Ohio         Nationwide Life and    Issuer of Life Insurance
    Account-B                                           Annuity Separate       Policies
                                                        Account

*   Nationwide VL Separate                 Ohio         Nationwide Life and    Issuer of Life Insurance
    Account-C                                           Annuity Separate       Policies
                                                        Account

*   Nationwide VL Separate                 Ohio         Nationwide Life and    Issuer of Life Insurance
    Account-D                                           Annuity Separate       Policies
                                                        Account

*   Nationwide VLI Separate Account        Ohio         Nationwide Life        Issuer of Life Insurance
                                                        Separate Account       Policies

*   Nationwide VLI Separate                Ohio         Nationwide Life        Issuer of Life Insurance
    Account-2                                           Separate Account       Policies

*   Nationwide VLI Separate                Ohio         Nationwide Life        Issuer of Life Insurance
    Account-3                                           Separate Account       Policies

*   Nationwide VLI Separate                Ohio         Nationwide Life        Issuer of Life Insurance
    Account-4                                           Separate Account       Policies

*   Nationwide VLI Separate                Ohio         Nationwide Life        Issuer of Life Insurance
    Account-5                                           Separate Account       Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------



                                                                                                                            (Right)
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

Item 27. NUMBER OF CONTRACT OWNERS

         The number of contract owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 4 and 12, respectively.

Item 28. INDEMNIFICATION

         Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER

         (a) (1) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4 all of which are separate investment accounts of Nationwide or its affiliates.

               (b)(1) NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS


                                                       POSITIONS AND OFFICES
    NAME AND BUSINESS ADDRESS                            WITH UNDERWRITER
    -------------------------                          ---------------------
 W.G. Jurgensen                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER AND
 One Nationwide Plaza                                        Director
 Columbus, OH 43215

 Joseph J. Gasper                                    Chairman of the Board and
 One Nationwide Plaza                                        Director
 Columbus, OH 43215

 Richard A. Karas                                   Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215

 Duane C. Meek                                               President
 One Nationwide Plaza
 Columbus, OH 43215

 Philip C. Gath                                              Director
 One Nationwide Plaza
 Columbus, OH 43215

 Susan A. Wolken                                             Director
 One Nationwide Plaza
 Columbus, OH 43215

 Robert A. Oakley                                   Executive Vice President --
 One Nationwide Plaza                                 Chief Financial Officer
 Columbus, OH 43215

 Robert J. Woodward, Jr.                            Executive Vice President --
 One Nationwide Plaza                                Chief Investment Officer
 Columbus, OH 43215

 Mark R. Thresher                               Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Barbara J. Shane                              Vice President -- Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215

 Alan A. Todryk                                      Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215

 John F. Delaloye                                       Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 Glenn W. Soden
 One Nationwide Plaza                         Associate Vice President and Secretary
 Columbus, OH 43215

 E. Gary Berndt                                         Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

                                                       POSITIONS AND OFFICES
    NAME AND BUSINESS ADDRESS                            WITH UNDERWRITER
    -------------------------                          ---------------------
 Carol L. Dove                            Associate Vice President - Treasury Services and
 One Nationwide Plaza                                   Assistant Treasurer
 Columbus, OH 43215

 Terry C. Smetzer                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

         (c)(1)

                          NET UNDERWRITING     COMPENSATION ON
NAME OF PRINCIPAL         DISCOUNTS AND        REDEMPTION OR      BROKERAGE
UNDERWRITER               COMMISSIONS          ANNUITIZATION      COMMISSIONS    COMPENSATION
-----------------         ----------------     ---------------    -----------    ------------
Nationwide Investment     N/A                  N/A                N/A             N/A
Services Corporation


Item 30. LOCATION OF ACCOUNTS AND RECORDS

         John Davis
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH  43215


Item 31. MANAGEMENT SERVICES

         Not Applicable

Item 32. UNDERTAKINGS

         The Registrant hereby undertakes to:

         (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

         The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
         Section 403(b)(11) of the Internal Revenue Code.

         Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                        KPMG LLP

Columbus, Ohio
April 26, 2001

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 6 and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Columbus, and State of Ohio on this 22nd day of January, 2002.

                                        NATIONWIDE VARIABLE ACCOUNT-9
                                        ----------------------------------------
                                                (Registrant)

                                        NATIONWIDE LIFE INSURANCE COMPANY
                                        ----------------------------------------
                                                 (Depositor)

                                        By           /s/STEVEN SAVINI
                                           -------------------------------------
                                                    Steven Savini, Esq.

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 22nd day of January, 2002.

           SIGNATURE                            TITLE

LEWIS J. ALPHIN                                Director
---------------------------------
Lewis J. Alphin

A. I. BELL                                     Director
---------------------------------
A. I. Bell

YVONNE M. CURL                                 Director
---------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                               Director
---------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                 Director
---------------------------------
Keith W. Eckel

WILLARD J. ENGEL                               Director
---------------------------------
Willard J. Engel

FRED C. FINNEY                                 Director
---------------------------------
Fred C. Finney

JOSEPH J. GASPER                    President and Chief Operating
---------------------------------        Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                         Chief Executive Officer
---------------------------------            And Director
W.G. Jurgensen

DAVID O. MILLER                       Chairman of the Board and
---------------------------------              Director
David O. Miller

RALPH M. PAIGE                                 Director
---------------------------------
Ralph M. Paige

JAMES F. PATTERSON                             Director
---------------------------------
James F. Patterson

ARDEN L. SHISLER                               Director                        By      /s/ STEVEN SAVINI
---------------------------------                                                 ----------------------------
Arden L. Shisler                                                                          Steven Savini
                                                                                         Attorney-in-Fact

ROBERT L. STEWART                              Director
---------------------------------
Robert L. Stewart